UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-10371

LORD ABBETT TRUST I

(Exact name of Registrant as specified in charter)

30 Hudson Street, Jersey City, New Jersey 07302-4804

(Address of principal executive offices) (Zip code)

Randolph A. Stuzin, Esq.

Vice President and Assistant Secretary

30 Hudson Street, Jersey City, New Jersey 07302-4804

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 522-2388

Date of fiscal year end: 7/31

Date of reporting period: 1/31/2026

Item 1:	Report(s) to Shareholders.

Class A

EAMAX

Lord Abbett Emerging Markets Equity Fund

Semi-Annual Shareholder Report

January 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Emerging Markets Equity Fund for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$65	1.15%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of January 31, 2026)

Key Fund Statistics

 (as of January 31, 2026)

Total Net Assets	$10,825,070
# of Portfolio Holdings	97
Portfolio Turnover Rate	29%
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	9.60%
Consumer Discretionary	9.95%
Consumer Staples	2.41%
Energy	2.15%
Financials	23.98%
Health Care	2.87%
Industrials	9.70%
Information Technology	32.91%
Materials	4.79%
Real Estate	0.42%
Utilities	1.22%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-9080-A

03/26

Class C

ELMCX

Lord Abbett Emerging Markets Equity Fund

Semi-Annual Shareholder Report

January 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Emerging Markets Equity Fund for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$108	1.90%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of January 31, 2026)

Key Fund Statistics

 (as of January 31, 2026)

Total Net Assets	$10,825,070
# of Portfolio Holdings	97
Portfolio Turnover Rate	29%
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	9.60%
Consumer Discretionary	9.95%
Consumer Staples	2.41%
Energy	2.15%
Financials	23.98%
Health Care	2.87%
Industrials	9.70%
Information Technology	32.91%
Materials	4.79%
Real Estate	0.42%
Utilities	1.22%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-9081-C

03/26

Class F

ELMFX

Lord Abbett Emerging Markets Equity Fund

Semi-Annual Shareholder Report

January 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Emerging Markets Equity Fund for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$51	0.90%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of January 31, 2026)

Key Fund Statistics

 (as of January 31, 2026)

Total Net Assets	$10,825,070
# of Portfolio Holdings	97
Portfolio Turnover Rate	29%
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	9.60%
Consumer Discretionary	9.95%
Consumer Staples	2.41%
Energy	2.15%
Financials	23.98%
Health Care	2.87%
Industrials	9.70%
Information Technology	32.91%
Materials	4.79%
Real Estate	0.42%
Utilities	1.22%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-9082-F

03/26

Class F3

EMOLX

Lord Abbett Emerging Markets Equity Fund

Semi-Annual Shareholder Report

January 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Emerging Markets Equity Fund for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$49	0.87%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of January 31, 2026)

Key Fund Statistics

 (as of January 31, 2026)

Total Net Assets	$10,825,070
# of Portfolio Holdings	97
Portfolio Turnover Rate	29%
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	9.60%
Consumer Discretionary	9.95%
Consumer Staples	2.41%
Energy	2.15%
Financials	23.98%
Health Care	2.87%
Industrials	9.70%
Information Technology	32.91%
Materials	4.79%
Real Estate	0.42%
Utilities	1.22%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-9083-F3

03/26

Class I

EMILX

Lord Abbett Emerging Markets Equity Fund

Semi-Annual Shareholder Report

January 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Emerging Markets Equity Fund for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$51	0.90%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of January 31, 2026)

Key Fund Statistics

 (as of January 31, 2026)

Total Net Assets	$10,825,070
# of Portfolio Holdings	97
Portfolio Turnover Rate	29%
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	9.60%
Consumer Discretionary	9.95%
Consumer Staples	2.41%
Energy	2.15%
Financials	23.98%
Health Care	2.87%
Industrials	9.70%
Information Technology	32.91%
Materials	4.79%
Real Estate	0.42%
Utilities	1.22%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-9084-I

03/26

Class R6

EMWLX

Lord Abbett Emerging Markets Equity Fund

Semi-Annual Shareholder Report

January 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Emerging Markets Equity Fund for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$49	0.87%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of January 31, 2026)

Key Fund Statistics

 (as of January 31, 2026)

Total Net Assets	$10,825,070
# of Portfolio Holdings	97
Portfolio Turnover Rate	29%
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	9.60%
Consumer Discretionary	9.95%
Consumer Staples	2.41%
Energy	2.15%
Financials	23.98%
Health Care	2.87%
Industrials	9.70%
Information Technology	32.91%
Materials	4.79%
Real Estate	0.42%
Utilities	1.22%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-9088-R6

03/26

LAEMX

Lord Abbett Enhanced Municipal Yield Completion Fund

Semi-Annual Shareholder Report

January 31, 2026

lordabbett.com/SMADocuments

This semi-annual shareholder report contains important information about the Lord Abbett Enhanced Municipal Yield Completion Fund for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at lordabbett.com/SMADocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Enhanced Municipal Yield Completion Fund	$0	0.00%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund Statistics

 (as of January 31, 2026)

Total Net Assets	$397,464,435
# of Portfolio Holdings	271
Portfolio Turnover Rate	35%

What did the Fund invest in?

(as of January 31, 2026)

Portfolio Holdings Presented by Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A2.49%
  A-3.26%
  A+1.11%
  AA0.77%
  AA-1.02%
  AA+2.02%
  AAA1.58%
  B1.98%
  B-1.12%
  B+1.69%
  BB3.32%
  BB-1.39%
  BB+8.67%
  BBB13.04%
  BBB-12.95%
  BBB+16.54%
  CC0.00%
  CCC+0.01%
  NR27.04%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/SMADocuments.

TSR-SA-7000-CF

03/26

Class A

LGRAX

Lord Abbett Investment Grade Floating Rate Fund

Semi-Annual Shareholder Report

January 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Investment Grade Floating Rate Fund for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$29	0.57%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of January 31, 2026)

Key Fund Statistics

 (as of January 31, 2026)

Total Net Assets	$3,766,764,360
# of Portfolio Holdings	711
Portfolio Turnover Rate	42%
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	72.60%
Corporate Bonds	7.19%
Floating Rate Loans	7.72%
Foreign Government Obligations	0.01%
Government Sponsored Enterprises Collateralized Mortgage Obligations	1.28%
Government Sponsored Enterprises Securities	1.06%
Non-Agency Commercial Mortgage-Backed Securities	6.53%
U.S. Treasury Obligations	3.15%
Repurchase Agreements	0.34%
Money Market FundsFootnote Reference(a)	0.11%
Time DepositsFootnote Reference(a)	0.01%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-9269-A

03/26

Class C

IGRCX

Lord Abbett Investment Grade Floating Rate Fund

Semi-Annual Shareholder Report

January 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Investment Grade Floating Rate Fund for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$69	1.35%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of January 31, 2026)

Key Fund Statistics

 (as of January 31, 2026)

Total Net Assets	$3,766,764,360
# of Portfolio Holdings	711
Portfolio Turnover Rate	42%
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	72.60%
Corporate Bonds	7.19%
Floating Rate Loans	7.72%
Foreign Government Obligations	0.01%
Government Sponsored Enterprises Collateralized Mortgage Obligations	1.28%
Government Sponsored Enterprises Securities	1.06%
Non-Agency Commercial Mortgage-Backed Securities	6.53%
U.S. Treasury Obligations	3.15%
Repurchase Agreements	0.34%
Money Market FundsFootnote Reference(a)	0.11%
Time DepositsFootnote Reference(a)	0.01%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-9270-C

03/26

Class F

LGRFX

Lord Abbett Investment Grade Floating Rate Fund

Semi-Annual Shareholder Report

January 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Investment Grade Floating Rate Fund for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$21	0.41%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of January 31, 2026)

Key Fund Statistics

 (as of January 31, 2026)

Total Net Assets	$3,766,764,360
# of Portfolio Holdings	711
Portfolio Turnover Rate	42%
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	72.60%
Corporate Bonds	7.19%
Floating Rate Loans	7.72%
Foreign Government Obligations	0.01%
Government Sponsored Enterprises Collateralized Mortgage Obligations	1.28%
Government Sponsored Enterprises Securities	1.06%
Non-Agency Commercial Mortgage-Backed Securities	6.53%
U.S. Treasury Obligations	3.15%
Repurchase Agreements	0.34%
Money Market FundsFootnote Reference(a)	0.11%
Time DepositsFootnote Reference(a)	0.01%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-9271-F

03/26

Class F3

IGRNX

Lord Abbett Investment Grade Floating Rate Fund

Semi-Annual Shareholder Report

January 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Investment Grade Floating Rate Fund for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$15	0.30%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of January 31, 2026)

Key Fund Statistics

 (as of January 31, 2026)

Total Net Assets	$3,766,764,360
# of Portfolio Holdings	711
Portfolio Turnover Rate	42%
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	72.60%
Corporate Bonds	7.19%
Floating Rate Loans	7.72%
Foreign Government Obligations	0.01%
Government Sponsored Enterprises Collateralized Mortgage Obligations	1.28%
Government Sponsored Enterprises Securities	1.06%
Non-Agency Commercial Mortgage-Backed Securities	6.53%
U.S. Treasury Obligations	3.15%
Repurchase Agreements	0.34%
Money Market FundsFootnote Reference(a)	0.11%
Time DepositsFootnote Reference(a)	0.01%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-9272-F3

03/26

Class I

LGRYX

Lord Abbett Investment Grade Floating Rate Fund

Semi-Annual Shareholder Report

January 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Investment Grade Floating Rate Fund for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$19	0.37%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of January 31, 2026)

Key Fund Statistics

 (as of January 31, 2026)

Total Net Assets	$3,766,764,360
# of Portfolio Holdings	711
Portfolio Turnover Rate	42%
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	72.60%
Corporate Bonds	7.19%
Floating Rate Loans	7.72%
Foreign Government Obligations	0.01%
Government Sponsored Enterprises Collateralized Mortgage Obligations	1.28%
Government Sponsored Enterprises Securities	1.06%
Non-Agency Commercial Mortgage-Backed Securities	6.53%
U.S. Treasury Obligations	3.15%
Repurchase Agreements	0.34%
Money Market FundsFootnote Reference(a)	0.11%
Time DepositsFootnote Reference(a)	0.01%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-9273-I

03/26

Class R5

IGRSX

Lord Abbett Investment Grade Floating Rate Fund

Semi-Annual Shareholder Report

January 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Investment Grade Floating Rate Fund for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$19	0.37%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of January 31, 2026)

Key Fund Statistics

 (as of January 31, 2026)

Total Net Assets	$3,766,764,360
# of Portfolio Holdings	711
Portfolio Turnover Rate	42%
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	72.60%
Corporate Bonds	7.19%
Floating Rate Loans	7.72%
Foreign Government Obligations	0.01%
Government Sponsored Enterprises Collateralized Mortgage Obligations	1.28%
Government Sponsored Enterprises Securities	1.06%
Non-Agency Commercial Mortgage-Backed Securities	6.53%
U.S. Treasury Obligations	3.15%
Repurchase Agreements	0.34%
Money Market FundsFootnote Reference(a)	0.11%
Time DepositsFootnote Reference(a)	0.01%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-9277-R5

03/26

Class R6

LGRUX

Lord Abbett Investment Grade Floating Rate Fund

Semi-Annual Shareholder Report

January 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Investment Grade Floating Rate Fund for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$13	0.26%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of January 31, 2026)

Key Fund Statistics

 (as of January 31, 2026)

Total Net Assets	$3,766,764,360
# of Portfolio Holdings	711
Portfolio Turnover Rate	42%
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	72.60%
Corporate Bonds	7.19%
Floating Rate Loans	7.72%
Foreign Government Obligations	0.01%
Government Sponsored Enterprises Collateralized Mortgage Obligations	1.28%
Government Sponsored Enterprises Securities	1.06%
Non-Agency Commercial Mortgage-Backed Securities	6.53%
U.S. Treasury Obligations	3.15%
Repurchase Agreements	0.34%
Money Market FundsFootnote Reference(a)	0.11%
Time DepositsFootnote Reference(a)	0.01%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-9278-R6

03/26

Class A

LAAGX

Lord Abbett International Growth Fund

Semi-Annual Shareholder Report

January 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett International Growth Fund for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$52	0.95%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of January 31, 2026)

Key Fund Statistics

 (as of January 31, 2026)

Total Net Assets	$4,432,465
# of Portfolio Holdings	81
Portfolio Turnover Rate	44%
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	8.16%
Consumer Discretionary	7.98%
Consumer Staples	3.29%
Financials	10.59%
Health Care	13.14%
Industrials	23.62%
Information Technology	27.17%
Materials	6.05%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-9250-A

03/26

Class C

LCAGX

Lord Abbett International Growth Fund

Semi-Annual Shareholder Report

January 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett International Growth Fund for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$92	1.70%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of January 31, 2026)

Key Fund Statistics

 (as of January 31, 2026)

Total Net Assets	$4,432,465
# of Portfolio Holdings	81
Portfolio Turnover Rate	44%
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	8.16%
Consumer Discretionary	7.98%
Consumer Staples	3.29%
Financials	10.59%
Health Care	13.14%
Industrials	23.62%
Information Technology	27.17%
Materials	6.05%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-9251-C

03/26

Class F

LAFGX

Lord Abbett International Growth Fund

Semi-Annual Shareholder Report

January 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett International Growth Fund for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$38	0.70%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of January 31, 2026)

Key Fund Statistics

 (as of January 31, 2026)

Total Net Assets	$4,432,465
# of Portfolio Holdings	81
Portfolio Turnover Rate	44%
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	8.16%
Consumer Discretionary	7.98%
Consumer Staples	3.29%
Financials	10.59%
Health Care	13.14%
Industrials	23.62%
Information Technology	27.17%
Materials	6.05%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-9252-F

03/26

Class F3

LOAGX

Lord Abbett International Growth Fund

Semi-Annual Shareholder Report

January 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett International Growth Fund for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$35	0.64%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of January 31, 2026)

Key Fund Statistics

 (as of January 31, 2026)

Total Net Assets	$4,432,465
# of Portfolio Holdings	81
Portfolio Turnover Rate	44%
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	8.16%
Consumer Discretionary	7.98%
Consumer Staples	3.29%
Financials	10.59%
Health Care	13.14%
Industrials	23.62%
Information Technology	27.17%
Materials	6.05%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-9253-F3

03/26

Class I

LIAGX

Lord Abbett International Growth Fund

Semi-Annual Shareholder Report

January 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett International Growth Fund for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$38	0.70%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of January 31, 2026)

Key Fund Statistics

 (as of January 31, 2026)

Total Net Assets	$4,432,465
# of Portfolio Holdings	81
Portfolio Turnover Rate	44%
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	8.16%
Consumer Discretionary	7.98%
Consumer Staples	3.29%
Financials	10.59%
Health Care	13.14%
Industrials	23.62%
Information Technology	27.17%
Materials	6.05%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-9254-I

03/26

Class R3

LRAGX

Lord Abbett International Growth Fund

Semi-Annual Shareholder Report

January 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett International Growth Fund for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$65	1.20%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of January 31, 2026)

Key Fund Statistics

 (as of January 31, 2026)

Total Net Assets	$4,432,465
# of Portfolio Holdings	81
Portfolio Turnover Rate	44%
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	8.16%
Consumer Discretionary	7.98%
Consumer Staples	3.29%
Financials	10.59%
Health Care	13.14%
Industrials	23.62%
Information Technology	27.17%
Materials	6.05%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-9255-R3

03/26

Class R4

LASGX

Lord Abbett International Growth Fund

Semi-Annual Shareholder Report

January 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett International Growth Fund for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$52	0.95%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of January 31, 2026)

Key Fund Statistics

 (as of January 31, 2026)

Total Net Assets	$4,432,465
# of Portfolio Holdings	81
Portfolio Turnover Rate	44%
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	8.16%
Consumer Discretionary	7.98%
Consumer Staples	3.29%
Financials	10.59%
Health Care	13.14%
Industrials	23.62%
Information Technology	27.17%
Materials	6.05%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-9256-R4

03/26

Class R5

LTAGX

Lord Abbett International Growth Fund

Semi-Annual Shareholder Report

January 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett International Growth Fund for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$38	0.70%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of January 31, 2026)

Key Fund Statistics

 (as of January 31, 2026)

Total Net Assets	$4,432,465
# of Portfolio Holdings	81
Portfolio Turnover Rate	44%
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	8.16%
Consumer Discretionary	7.98%
Consumer Staples	3.29%
Financials	10.59%
Health Care	13.14%
Industrials	23.62%
Information Technology	27.17%
Materials	6.05%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-9257-R5

03/26

Class R6

LAVGX

Lord Abbett International Growth Fund

Semi-Annual Shareholder Report

January 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett International Growth Fund for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$35	0.64%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of January 31, 2026)

Key Fund Statistics

 (as of January 31, 2026)

Total Net Assets	$4,432,465
# of Portfolio Holdings	81
Portfolio Turnover Rate	44%
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	8.16%
Consumer Discretionary	7.98%
Consumer Staples	3.29%
Financials	10.59%
Health Care	13.14%
Industrials	23.62%
Information Technology	27.17%
Materials	6.05%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-9258-R6

03/26

Class A

LSYAX

Lord Abbett Short Duration High Yield Fund

Semi-Annual Shareholder Report

January 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Short Duration High Yield Fund for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$33	0.65%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of January 31, 2026)

Key Fund Statistics

 (as of January 31, 2026)

Total Net Assets	$9,697,928,061
# of Portfolio Holdings	626
Portfolio Turnover Rate	46%
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	0.43%
Common Stocks	0.02%
Convertible Bonds	2.03%
Convertible Preferred Stocks	0.20%
Corporate Bonds	85.98%
Floating Rate Loans	6.62%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.52%
Non-Agency Commercial Mortgage-Backed Securities	0.06%
Repurchase Agreements	0.45%
Money Market FundsFootnote Reference(a)	3.32%
Time DepositsFootnote Reference(a)	0.37%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-9050-A

03/26

Class C

LSYCX

Lord Abbett Short Duration High Yield Fund

Semi-Annual Shareholder Report

January 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Short Duration High Yield Fund for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$71	1.38%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of January 31, 2026)

Key Fund Statistics

 (as of January 31, 2026)

Total Net Assets	$9,697,928,061
# of Portfolio Holdings	626
Portfolio Turnover Rate	46%
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	0.43%
Common Stocks	0.02%
Convertible Bonds	2.03%
Convertible Preferred Stocks	0.20%
Corporate Bonds	85.98%
Floating Rate Loans	6.62%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.52%
Non-Agency Commercial Mortgage-Backed Securities	0.06%
Repurchase Agreements	0.45%
Money Market FundsFootnote Reference(a)	3.32%
Time DepositsFootnote Reference(a)	0.37%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-9051-C

03/26

Class F

LSYFX

Lord Abbett Short Duration High Yield Fund

Semi-Annual Shareholder Report

January 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Short Duration High Yield Fund for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$25	0.48%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of January 31, 2026)

Key Fund Statistics

 (as of January 31, 2026)

Total Net Assets	$9,697,928,061
# of Portfolio Holdings	626
Portfolio Turnover Rate	46%
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	0.43%
Common Stocks	0.02%
Convertible Bonds	2.03%
Convertible Preferred Stocks	0.20%
Corporate Bonds	85.98%
Floating Rate Loans	6.62%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.52%
Non-Agency Commercial Mortgage-Backed Securities	0.06%
Repurchase Agreements	0.45%
Money Market FundsFootnote Reference(a)	3.32%
Time DepositsFootnote Reference(a)	0.37%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-9052-F

03/26

Class F3

LSYNX

Lord Abbett Short Duration High Yield Fund

Semi-Annual Shareholder Report

January 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Short Duration High Yield Fund for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$19	0.37%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of January 31, 2026)

Key Fund Statistics

 (as of January 31, 2026)

Total Net Assets	$9,697,928,061
# of Portfolio Holdings	626
Portfolio Turnover Rate	46%
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	0.43%
Common Stocks	0.02%
Convertible Bonds	2.03%
Convertible Preferred Stocks	0.20%
Corporate Bonds	85.98%
Floating Rate Loans	6.62%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.52%
Non-Agency Commercial Mortgage-Backed Securities	0.06%
Repurchase Agreements	0.45%
Money Market FundsFootnote Reference(a)	3.32%
Time DepositsFootnote Reference(a)	0.37%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-9054-F3

03/26

Class I

LSYIX

Lord Abbett Short Duration High Yield Fund

Semi-Annual Shareholder Report

January 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Short Duration High Yield Fund for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$23	0.45%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of January 31, 2026)

Key Fund Statistics

 (as of January 31, 2026)

Total Net Assets	$9,697,928,061
# of Portfolio Holdings	626
Portfolio Turnover Rate	46%
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	0.43%
Common Stocks	0.02%
Convertible Bonds	2.03%
Convertible Preferred Stocks	0.20%
Corporate Bonds	85.98%
Floating Rate Loans	6.62%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.52%
Non-Agency Commercial Mortgage-Backed Securities	0.06%
Repurchase Agreements	0.45%
Money Market FundsFootnote Reference(a)	3.32%
Time DepositsFootnote Reference(a)	0.37%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-9053-I

03/26

Class R3

LSYQX

Lord Abbett Short Duration High Yield Fund

Semi-Annual Shareholder Report

January 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Short Duration High Yield Fund for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$49	0.95%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of January 31, 2026)

Key Fund Statistics

 (as of January 31, 2026)

Total Net Assets	$9,697,928,061
# of Portfolio Holdings	626
Portfolio Turnover Rate	46%
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	0.43%
Common Stocks	0.02%
Convertible Bonds	2.03%
Convertible Preferred Stocks	0.20%
Corporate Bonds	85.98%
Floating Rate Loans	6.62%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.52%
Non-Agency Commercial Mortgage-Backed Securities	0.06%
Repurchase Agreements	0.45%
Money Market FundsFootnote Reference(a)	3.32%
Time DepositsFootnote Reference(a)	0.37%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-9055-R3

03/26

Class R4

LSYSX

Lord Abbett Short Duration High Yield Fund

Semi-Annual Shareholder Report

January 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Short Duration High Yield Fund for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$36	0.70%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of January 31, 2026)

Key Fund Statistics

 (as of January 31, 2026)

Total Net Assets	$9,697,928,061
# of Portfolio Holdings	626
Portfolio Turnover Rate	46%
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	0.43%
Common Stocks	0.02%
Convertible Bonds	2.03%
Convertible Preferred Stocks	0.20%
Corporate Bonds	85.98%
Floating Rate Loans	6.62%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.52%
Non-Agency Commercial Mortgage-Backed Securities	0.06%
Repurchase Agreements	0.45%
Money Market FundsFootnote Reference(a)	3.32%
Time DepositsFootnote Reference(a)	0.37%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-9056-R4

03/26

Class R5

LSYTX

Lord Abbett Short Duration High Yield Fund

Semi-Annual Shareholder Report

January 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Short Duration High Yield Fund for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$23	0.45%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of January 31, 2026)

Key Fund Statistics

 (as of January 31, 2026)

Total Net Assets	$9,697,928,061
# of Portfolio Holdings	626
Portfolio Turnover Rate	46%
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	0.43%
Common Stocks	0.02%
Convertible Bonds	2.03%
Convertible Preferred Stocks	0.20%
Corporate Bonds	85.98%
Floating Rate Loans	6.62%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.52%
Non-Agency Commercial Mortgage-Backed Securities	0.06%
Repurchase Agreements	0.45%
Money Market FundsFootnote Reference(a)	3.32%
Time DepositsFootnote Reference(a)	0.37%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-9057-R5

03/26

Class R6

LSYUX

Lord Abbett Short Duration High Yield Fund

Semi-Annual Shareholder Report

January 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Short Duration High Yield Fund for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$19	0.37%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of January 31, 2026)

Key Fund Statistics

 (as of January 31, 2026)

Total Net Assets	$9,697,928,061
# of Portfolio Holdings	626
Portfolio Turnover Rate	46%
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	0.43%
Common Stocks	0.02%
Convertible Bonds	2.03%
Convertible Preferred Stocks	0.20%
Corporate Bonds	85.98%
Floating Rate Loans	6.62%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.52%
Non-Agency Commercial Mortgage-Backed Securities	0.06%
Repurchase Agreements	0.45%
Money Market FundsFootnote Reference(a)	3.32%
Time DepositsFootnote Reference(a)	0.37%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-9058-R6

03/26

(b)	Not applicable.

Item 2:	Code of Ethics.
Not applicable.

Item 3:	Audit Committee Financial Expert.
Not applicable.

Item 4:	Principal Accountant Fees and Services.
Not applicable.

Item 5:	Audit Committee of Listed Registrants.
Not applicable.

Item 6:	Investments.
The Registrant’s “Schedule I - Investments in securities of unaffiliated issuers” as of the close of the reporting period is included under Item 7 of this Form N-CSR.

Item 7:	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 8:	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Item 9:	Proxy Disclosures for Open-End Management Investment Companies.

Item 10:	Remuneration Paid to Directors, Officers, and Others for Open-End Management Investment Companies.

Item 11:	Statement Regarding Basis for Approval of Investment Advisory Contract.
The Fund’s Board of Directors did not approve any investment advisory contract during the Fund’s most recent fiscal half-year.

LORD ABBETT
FINANCIAL STATEMENTS
AND OTHER IMPORTANT
INFORMATION

Lord Abbett

Emerging Markets Equity Fund

International Growth Fund

Investment Grade Floating Rate Fund

Short Duration High Yield Fund

For the six-month period ended January 31, 2026

Table of Contents

Schedules of Investments (Item 7):

1	Emerging Markets Equity Fund

6	International Growth Fund

11	Investment Grade Floating Rate Fund

57	Short Duration High Yield Fund

90	Statements of Assets and Liabilities (Item 7)

94	Statements of Operations (Item 7)

96	Statements of Changes in Net Assets (Item 7)

100	Financial Highlights (Item 7)

114	Notes to Financial Statements (Item 7)

140	Changes in and Disagreements with Accountants (Item 8)

140	Proxy Disclosures (Item 9)

140	Remuneration Paid to Trustees, Officers, and Others (Item 10)

Schedule of Investments (unaudited)

EMERGING MARKETS EQUITY FUND January 31, 2026

Investments	Shares	U.S. $ Fair Value
LONG-TERM INVESTMENTS 98.79%

COMMON STOCKS 96.44%

Australia 0.75%

Metals & Mining
Anglogold Ashanti PLC	879	$81,633

Austria 0.50%

Banks
Erste Group Bank AG	414	53,824

Brazil 5.19%

Aerospace & Defense 0.87%
Embraer SA	5,139	94,670

Banks 0.80%
NU Holdings Ltd. Class A*	4,881	86,638

Broadline Retail 0.71%
MercadoLibre, Inc.*	36	77,320

Capital Markets 0.81%
B3 SA - Brasil Bolsa Balcao	28,477	87,389

Metals & Mining 1.19%
Vale SA	8,051	128,994

Water Utilities 0.81%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	3,248	87,156
Total Brazil		562,167

Canada 0.59%

Metals & Mining
Capstone Copper Corp.*	5,783	64,088

China 18.65%

Automobiles 0.38%
BYD Co. Ltd. Class H	3,286	40,966
Investments	Shares	U.S. $ Fair Value
China (continued)

Banks 2.47%
China Construction Bank Corp. Class H	151,686	$153,162
Industrial & Commercial Bank of China Ltd. Class H	137,078	113,706
		266,868

Broadline Retail 3.94%
Alibaba Group Holding Ltd.	17,962	382,116
PDD Holdings, Inc. ADR*	437	44,159
		426,275

Electrical Equipment 1.23%
Contemporary Amperex Technology Co. Ltd. Class A	1,386	69,933
NARI Technology Co. Ltd. Class A	17,389	62,898
		132,831

Entertainment 1.36%
NetEase, Inc.	3,215	83,365
Tencent Music Entertainment Group ADR	3,819	64,083
		147,448

Hotels, Restaurants & Leisure 0.51%
Trip.com Group Ltd.	900	55,238

Insurance 1.91%
PICC Property & Casualty Co. Ltd. Class H	25,237	52,246
Ping An Insurance Group Co. of China Ltd. Class H	16,703	154,926
		207,172

Interactive Media & Services 4.69%
Kuaishou Technology†	2,729	27,883
Tencent Holdings Ltd.	6,249	480,309
		508,192

See Notes to Financial Statements.	1

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS EQUITY FUND January 31, 2026

Investments	Shares	U.S. $ Fair Value
China (continued)

Marine Transportation 0.48%
SITC International Holdings Co. Ltd.	14,013	$52,327

Pharmaceuticals 0.64%
Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A	8,230	68,836

Real Estate Management & Development 0.41%
China Resources Land Ltd.	11,366	44,511

Technology Hardware, Storage & Peripherals 0.19%
Xiaomi Corp. Class B†*	4,480	20,279

Textiles, Apparel & Luxury Goods 0.44%
ANTA Sports Products Ltd.	4,803	47,982
Total China		2,018,925

Greece 0.69%

Banks
Alpha Bank SA	15,713	75,217

Hong Kong 2.27%

Capital Markets 0.84%
Futu Holdings Ltd. ADR*	139	22,597
Hong Kong Exchanges & Clearing Ltd.	1,243	68,528
		91,125

Insurance 0.89%
Prudential PLC	5,853	96,137

Machinery 0.54%
Techtronic Industries Co. Ltd.	4,301	58,715
Total Hong Kong		245,977

Hungary 1.68%

Banks
OTP Bank Nyrt	1,448	182,205
Investments	Shares	U.S. $ Fair Value
India 10.57%

Automobiles 0.53%
Maruti Suzuki India Ltd.	360	$57,192

Banks 2.10%
HDFC Bank Ltd.	12,547	126,866
ICICI Bank Ltd. ADR	3,435	100,611
		227,477

Beverages 0.77%
United Spirits Ltd.	3,839	56,867
Varun Beverages Ltd.	5,258	26,933
		83,800

Consumer Finance 0.89%
Shriram Finance Ltd.	8,703	96,608

Health Care Providers & Services 0.52%
Max Healthcare Institute Ltd.	5,387	56,096

Hotels, Restaurants & Leisure 0.74%
Eternal Ltd.*	5,749	17,136
Indian Hotels Co. Ltd.	6,242	45,790
MakeMyTrip Ltd.*	283	17,654
		80,580

Information Technology Services 0.28%
Tata Consultancy Services Ltd.	874	29,723

Oil, Gas & Consumable Fuels 0.59%
Reliance Industries Ltd.	4,170	63,363

Pharmaceuticals 0.48%
Torrent Pharmaceuticals Ltd.	1,197	51,581

Transportation Infrastructure 1.05%
Adani Ports & Special Economic Zone Ltd.	4,548	70,294
GMR Airports Ltd.*	42,357	43,271
		113,565
Wireless Telecommunication Services 2.62%
Bharti Airtel Ltd.	13,234	283,829
Total India		1,143,814

2	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS EQUITY FUND January 31, 2026

Investments	Shares	U.S. $ Fair Value
Indonesia 0.26%

Banks
Bank Central Asia Tbk. PT	64,158	$28,348

Macau 0.32%

Hotels, Restaurants & Leisure
Galaxy Entertainment Group Ltd.	6,886	34,986

Mexico 2.73%

Banks 1.00%
Grupo Financiero Banorte SAB de CV Class O	9,574	108,236

Construction Materials 0.62%
Cemex SAB de CV ADR	5,382	67,167

Consumer Finance 0.48%
Gentera SAB de CV	18,718	52,215

Metals & Mining 0.63%
Grupo Mexico SAB de CV	6,082	67,533
Total Mexico		295,151

Peru 1.56%

Banks
Credicorp Ltd.	473	168,780

Philippines 0.32%

Banks
BDO Unibank, Inc.	15,015	34,413

Saudi Arabia 1.00%

Banks
Saudi National Bank	9,029	107,991

Singapore 0.39%

Broadline Retail
Sea Ltd. ADR*	361	42,053
Investments	Shares	U.S. $ Fair Value
South Africa 3.15%

Banks 1.28%
Capitec Bank Holdings Ltd.	515	$138,274

Broadline Retail 0.92%
Naspers Ltd. Class N	1,619	99,124

Metals & Mining 0.95%
Gold Fields Ltd. ADR	2,061	103,297
Total South Africa		340,695

South Korea 21.74%

Aerospace & Defense 1.71%
Hanwha Aerospace Co. Ltd.*	206	185,437

Automobiles 0.95%
Kia Corp.	961	102,254

Banks 1.87%
KB Financial Group, Inc.	1,285	120,275
Shinhan Financial Group Co. Ltd.	1,413	82,581
		202,856

Construction & Engineering 0.19%
Hyundai Engineering & Construction Co. Ltd.	287	20,372

Electric: Utilities 0.40%
Korea Electric Power Corp.*	1,064	42,914

Electrical Equipment 2.08%
HD Hyundai Electric Co. Ltd.	225	137,845
LS Electric Co. Ltd.*	225	87,682
		225,527

Life Sciences Tools & Services 0.57%
Samsung Biologics Co. Ltd.†*	51	61,634

Machinery 0.48%
HD Hyundai Heavy Industries Co. Ltd.	130	51,744

See Notes to Financial Statements.	3

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS EQUITY FUND January 31, 2026

Investments	Shares	U.S. $ Fair Value
South Korea (continued)

Semiconductors & Semiconductor Equipment 4.63%
SK Hynix, Inc.	802	$500,750

Technology Hardware, Storage & Peripherals 7.26%
Samsung Electronics Co. Ltd.	7,115	786,028

Tobacco 1.60%
KT&G Corp.	1,623	173,531
Total South Korea		2,353,047

Taiwan 19.13%

Communications Equipment 0.46%
Accton Technology Corp.	1,408	49,228

Electronic Equipment, Instruments & Components 3.06%
Delta Electronics, Inc.	3,910	149,214
Elite Material Co. Ltd.	1,710	92,755
Unimicron Technology Corp.	7,485	88,973
		330,942

Semiconductors & Semiconductor Equipment 14.95%
ASE Technology Holding Co. Ltd.	9,959	92,590
King Yuan Electronics Co. Ltd.	5,960	55,220
Taiwan Semiconductor Manufacturing Co. Ltd.	25,943	1,434,542
Visual Photonics Epitaxy Co. Ltd.	6,890	36,445
		1,618,797

Technology Hardware, Storage & Peripherals 0.66%
Asia Vital Components Co. Ltd.	1,573	71,466
Total Taiwan		2,070,433

Thailand 1.49%

Electronic Equipment, Instruments & Components 0.69%
Fabrinet*	153	74,885

Wireless Telecommunication Services 0.80%
Advanced Info Service PCL	7,824	86,771
Total Thailand		161,656
Investments	Shares	U.S. $ Fair Value
Turkey 0.52%

Banks
Akbank TAS	26,411	$56,495

United Arab Emirates 1.28%

Energy Equipment & Services 0.34%
ADNOC Drilling Co. PJSC	25,109	36,441

Passenger Airlines 0.36%
Air Arabia PJSC	29,025	39,392

Transportation Infrastructure 0.58%
Salik Co. PJSC	36,163	62,824
Total United Arab Emirates		138,657

United States 1.66%

Biotechnology 0.64%
BeOne Medicines Ltd. Class H*	2,623	69,176

Oil, Gas & Consumable Fuels 0.67%
Shell PLC	1,879	72,228

Semiconductors & Semiconductor Equipment 0.35%
Broadcom, Inc.	114	37,768
Total United States		179,172
Total Common Stocks (cost $7,430,980)		10,439,727

PREFERRED STOCKS 2.35%

Brazil 2.35%

Banks 1.81%
Banco Bradesco SA	28,375	114,896
Itau Unibanco Holding SA	9,339	80,742
		195,638

Oil, Gas & Consumable Fuels 0.54%
Petroleo Brasileiro SA – Petrobras	8,112	58,203
Total Brazil		253,841
Total Preferred Stocks (cost $183,819)		253,841

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

EMERGING MARKETS EQUITY FUND January 31, 2026

Investments	U.S. $ Fair Value
Total Investments in Securities 98.79% (cost $7,614,799)	$10,693,568
Other Assets and Liabilities – Net 1.21%	131,502
Net Assets 100.00%	$10,825,070

ADR	American Depositary Receipt.
*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At January 31, 2026, the total value of Rule 144A securities was $109,796, which represents 1.01% of net assets.

The following is a summary of the inputs used as of January 31, 2026 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Australia	$81,633	$–	$–	$81,633
Austria	–	53,824	–	53,824
Brazil	562,167	–	–	562,167
Canada	64,088	–	–	64,088
China	108,242	1,910,683	–	2,018,925
Greece	–	75,217	–	75,217
Hong Kong	22,597	223,380	–	245,977
Hungary	–	182,205	–	182,205
India	175,132	968,682	–	1,143,814
Indonesia	–	28,348	–	28,348
Macau	–	34,986	–	34,986
Mexico	295,151	–	–	295,151
Peru	168,780	–	–	168,780
Philippines	–	34,413	–	34,413
Saudi Arabia	–	107,991	–	107,991
Singapore	42,053	–	–	42,053
South Africa	103,297	237,398	–	340,695
South Korea	–	2,353,047	–	2,353,047
Taiwan	–	2,070,433	–	2,070,433
Thailand	74,885	86,771	–	161,656
Turkey	–	56,495	–	56,495
United Arab Emirates	99,265	39,392	–	138,657
United States	37,768	141,404	–	179,172
Preferred Stocks	253,841	–	–	253,841
Total	$2,088,899	$8,604,669	$–	$10,693,568

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)

INTERNATIONAL GROWTH FUND January 31, 2026

Investments	Shares	U.S. $ Fair Value
LONG-TERM INVESTMENTS 97.22%

COMMON STOCKS 97.22%

Australia 0.38%

Health Care Technology
Pro Medicus Ltd.	130	$16,620

Austria 2.02%

Banks
BAWAG Group AG†	200	32,535
Erste Group Bank AG	439	57,074
		89,609

Belgium 0.80%

Pharmaceuticals
UCB SA	116	35,348

Brazil 1.60%

Banks 0.87%
NU Holdings Ltd. Class A*	2,175	38,606

Broadline Retail 0.73%
MercadoLibre, Inc.*	15	32,217
Total Brazil		70,823

Canada 5.06%

Consumer Staples Distribution & Retail 0.88%
Alimentation Couche-Tard, Inc.	750	39,019

Electronic Equipment, Instruments & Components 0.48%
Celestica, Inc.*	75	21,074

Information Technology Services 1.18%
Shopify, Inc. Class A*	400	52,492

Metals & Mining 2.52%
Agnico Eagle Mines Ltd.	330	62,731
Kinross Gold Corp.	1,555	48,969
		111,700
Total Canada		224,285

Investments	Shares	U.S. $ Fair Value
Chile 1.00%

Metals & Mining
Antofagasta PLC	895	$44,349

China 5.22%

Broadline Retail 1.44%
Alibaba Group Holding Ltd.	2,997	63,757

Interactive Media & Services 3.35%
Tencent Holdings Ltd.	1,930	148,343

Pharmaceuticals 0.43%
Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class H*	2,200	19,286
Total China		231,386

Denmark 0.93%

Pharmaceuticals
Novo Nordisk AS Class B	695	41,269

France 7.17%

Aerospace & Defense 1.70%
Safran SA	211	75,388

Biotechnology 0.26%
Abivax SA ADR*	104	11,560

Health Care Equipment & Supplies 1.27%
EssilorLuxottica SA	184	56,248

Life Sciences Tools & Services 0.43%
Sartorius Stedim Biotech	85	18,995

Personal Care Products 1.48%
L’Oreal SA	143	65,700

Textiles, Apparel & Luxury Goods 2.03%
Kering SA	67	20,916
LVMH Moet Hennessy Louis Vuitton SE	107	69,058
		89,974
Total France		317,865

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL GROWTH FUND January 31, 2026

Investments	Shares	U.S. $ Fair Value
Germany 7.31%

Aerospace & Defense 2.01%
Rheinmetall AG	42	$88,992

Capital Markets 0.72%
flatexDEGIRO SE	658	32,097

Construction Materials 1.27%
Heidelberg Materials AG	205	56,143

Electrical Equipment 2.52%
Siemens Energy AG*	655	111,599

Industrial Conglomerates 0.79%
Siemens AG	116	35,070
Total Germany		323,901

Hungary 1.19%

Banks
OTP Bank Nyrt	420	52,849

India 1.59%

Banks 0.49%
ICICI Bank Ltd. ADR	746	21,850

Wireless Telecommunication Services 1.10%
Bharti Airtel Ltd.	2,260	48,470
Total India		70,320

Italy 1.68%

Banks 1.10%
UniCredit SpA	560	48,802

Passenger Airlines 0.58%
Ryanair Holdings PLC	750	25,454
Total Italy		74,256

Japan 12.33%

Electrical Equipment 1.87%
Fujikura Ltd.	450	56,559
Furukawa Electric Co. Ltd.	300	26,133
		82,692
Investments	Shares	U.S. $ Fair Value
Japan (continued)

Entertainment 0.87%
Nintendo Co. Ltd.	622	$38,518

Health Care Equipment & Supplies 0.91%
Hoya Corp.	240	40,261

Industrial Conglomerates 2.03%
Hitachi Ltd.	2,599	90,186

Information Technology Services 0.76%
NEC Corp.	1,000	33,900

Machinery 2.55%
Ebara Corp.	1,200	36,330
Mitsubishi Heavy Industries Ltd.	2,610	76,848
		113,178

Semiconductors & Semiconductor Equipment 2.65%
Advantest Corp.	130	21,500
Disco Corp.	100	42,625
Tokyo Electron Ltd.	200	53,292
		117,417

Textiles, Apparel & Luxury Goods 0.69%
Asics Corp.	1,267	30,500
Total Japan		546,652

Netherlands 5.32%

Biotechnology 0.89%
Argenx SE ADR*	47	39,504

Semiconductors & Semiconductor Equipment 4.43%
ASML Holding NV	137	196,445
Total Netherlands		235,949

Peru 1.14%

Banks
Credicorp Ltd.	142	50,670

See Notes to Financial Statements.	7

Schedule of Investments (unaudited)(continued)

INTERNATIONAL GROWTH FUND January 31, 2026

Investments	Shares	U.S. $ Fair Value
Singapore 1.44%

Banks 0.85%
DBS Group Holdings Ltd.	810	$37,651

Broadline Retail 0.59%
Sea Ltd. ADR*	225	26,210
Total Singapore		63,861

South Korea 8.62%

Aerospace & Defense 1.48%
Hanwha Aerospace Co. Ltd.*	73	65,713

Electrical Equipment 0.53%
LS Electric Co. Ltd.*	60	23,382

Life Sciences Tools & Services 0.49%
Samsung Biologics Co. Ltd.†*	18	21,753

Semiconductors & Semiconductor Equipment 4.02%
SK Hynix, Inc.	285	177,947

Technology Hardware, Storage & Peripherals 2.10%
Samsung Electronics Co. Ltd.	844	93,241
Total South Korea		382,036

Spain 2.06%

Banks 1.09%
Banco Bilbao Vizcaya Argentaria SA	1,897	48,153

Specialty Retail 0.97%
Industria de Diseno Textil SA	660	42,946
Total Spain		91,099

Sweden 1.13%

Machinery
Sandvik AB	1,270	50,148

Switzerland 4.94%

Building Products 0.52%
Belimo Holding AG Registered Shares	21	22,969
Investments	Shares	U.S. $ Fair Value
Switzerland (continued)

Electrical Equipment 1.72%
ABB Ltd. Registered Shares	887	$76,369

Pharmaceuticals 1.39%
Galderma Group AG	330	61,512

Textiles, Apparel & Luxury Goods 1.31%
Cie Financiere Richemont SA Class A	300	58,233
Total Switzerland		219,083

Taiwan 9.55%

Electronic Equipment, Instruments & Components 1.95%
Delta Electronics, Inc.	1,800	68,692
Unimicron Technology Corp.	1,500	17,830
		86,522

Semiconductors & Semiconductor Equipment 6.93%
ASE Technology Holding Co. Ltd.	1,750	16,270
Taiwan Semiconductor Manufacturing Co. Ltd.	5,265	291,133
		307,403

Technology Hardware, Storage & Peripherals 0.67%
Asia Vital Components Co. Ltd.	650	29,531
Total Taiwan		423,456

Thailand 0.46%

Electronic Equipment, Instruments & Components
Fabrinet*	42	20,556

United Kingdom 5.22%

Aerospace & Defense 0.65%
Babcock International Group PLC	1,470	28,983

Capital Markets 0.81%
St. James’s Place PLC	1,715	35,818

8	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL GROWTH FUND January 31, 2026

Investments	Shares	U.S. $ Fair Value
United Kingdom (continued)

Personal Care Products 0.84%
Unilever PLC	546	$37,144

Pharmaceuticals 2.10%
AstraZeneca PLC	500	93,157

Trading Companies & Distributors 0.82%
Diploma PLC	500	36,426
Total United Kingdom		231,528

United States 9.06%

Biotechnology 0.52%
BeOne Medicines Ltd. Class H*	875	23,076

Construction Materials 1.10%
Holcim AG	472	48,649

Electrical Equipment 2.06%
Schneider Electric SE	319	91,458

Entertainment 0.89%
Spotify Technology SA*	79	39,528

Interactive Media & Services 1.73%
Alphabet, Inc. Class A	127	42,926
Meta Platforms, Inc. Class A	47	33,675
		76,601

Pharmaceuticals 1.98%
Novartis AG Registered Shares	590	87,538

Semiconductors & Semiconductor Equipment 0.78%
Broadcom, Inc.	104	34,455
Total United States		401,305
Total Common Stocks (cost $2,958,887)		4,309,223

Total Investments in Securities 97.22% (cost $2,958,887)		4,309,223
Other Assets and Liabilities – Net 2.78%		123,242
Net Assets 100.00%		$4,432,465

ADR	American Depositary Receipt.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At January 31, 2026, the total value of Rule 144A securities was $54,288, which represents 1.22% of net assets.
*	Non-income producing security.

See Notes to Financial Statements.	9

Schedule of Investments (unaudited)(concluded)

INTERNATIONAL GROWTH FUND January 31, 2026

The following is a summary of the inputs used as of January 31, 2026 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Australia	$–	$16,620	$–	$16,620
Austria	–	89,609	–	89,609
Belgium	–	35,348	–	35,348
Brazil	70,823	–	–	70,823
Canada	224,285	–	–	224,285
Chile	–	44,349	–	44,349
China	–	231,386	–	231,386
Denmark	–	41,269	–	41,269
France	11,560	306,305	–	317,865
Germany	–	323,901	–	323,901
Hungary	–	52,849	–	52,849
India	21,850	48,470	–	70,320
Italy	–	74,256	–	74,256
Japan	–	546,652	–	546,652
Netherlands	39,504	196,445	–	235,949
Peru	50,670	–	–	50,670
Singapore	26,210	37,651	–	63,861
South Korea	–	382,036	–	382,036
Spain	–	91,099	–	91,099
Sweden	–	50,148	–	50,148
Switzerland	–	219,083	–	219,083
Taiwan	–	423,456	–	423,456
Thailand	20,556	–	–	20,556
United Kingdom	–	231,528	–	231,528
United States	150,584	250,721	–	401,305
Total	$616,042	$3,693,181	$–	$4,309,223

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

10	See Notes to Financial Statements.

Schedule of Investments (unaudited)

INVESTMENT GRADE FLOATING RATE FUND January 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
LONG-TERM INVESTMENTS 101.73%

ASSET-BACKED SECURITIES 74.99%

Automobiles 10.95%
Ally Bank Auto Credit-Linked Notes Series 2024-A Class E†	7.917%		5/17/2032	$1,630,478	$1,666,623
Ally Bank Auto Credit-Linked Notes Series 2024-B Class E†	6.678%		9/15/2032	834,302	842,854
Ally Bank Auto Credit-Linked Notes Series 2025-B Class E†	6.164%		9/15/2033	5,816,786	5,839,351
Bayview Opportunity Master Fund VII LLC Series 2024-CAR1 Class B†	4.997% (30 day USD SOFR Average + 1.30%	)#	12/26/2031	185,225	186,048
Bayview Opportunity Master Fund VII Trust Series 2024-SN1 Class E†	8.00%		10/15/2029	2,000,000	2,049,164
CAL Receivables LLC Series 2022-1 Class B†	8.057% (30 day USD SOFR Average + 4.35%	)#	10/15/2026	557,693	557,667
Carmax Auto Owner Trust Series 2023-1 Class C	5.19%		1/16/2029	2,465,000	2,491,369
Carmax Auto Owner Trust Series 2023-3 Class C	5.61%		2/15/2029	5,000,000	5,097,327
Carmax Select Receivables Trust Series 2025-A Class A3	4.77%		9/17/2029	9,600,000	9,683,065
Carvana Auto Receivables Trust Series 2023-N4 Class D†	7.22%		2/11/2030	2,325,000	2,417,579
Consumer Portfolio Services Auto Trust Series 2025-A Class C†	5.25%		4/15/2031	10,375,000	10,506,968
Consumer Portfolio Services Auto Trust Series 2025-B Class B†	4.79%		11/15/2029	7,605,000	7,654,591
Consumer Portfolio Services Auto Trust Series 2025-B Class D†	5.56%		7/15/2031	6,450,000	6,555,451
Consumer Portfolio Services Auto Trust Series 2025-D Class C†	4.85%		2/17/2032	2,615,000	2,638,414
Consumer Portfolio Services Auto Trust Series 2025-D Class D†	5.45%		2/17/2032	14,600,000	14,816,512
CPS Auto Receivables Trust Series 2022-A Class E†	4.88%		4/16/2029	9,180,000	9,191,409
CPS Auto Receivables Trust Series 2022-B Class E†	7.14%		10/15/2029	4,900,000	4,952,179
CPS Auto Receivables Trust Series 2022-C Class E†	9.08%		4/15/2030	9,000,000	9,463,311
CPS Auto Receivables Trust Series 2023-A Class E†	10.59%		8/15/2030	12,484,000	13,609,615
CPS Auto Receivables Trust Series 2023-B Class E†	10.72%		11/15/2030	13,737,000	15,086,682

See Notes to Financial Statements.	11

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND January 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Automobiles (continued)
CPS Auto Receivables Trust Series 2023-C Class D†	6.77%	10/15/2029	$4,795,000	$4,949,254
CPS Auto Receivables Trust Series 2023-D Class D†	7.80%	1/15/2030	9,237,000	9,654,778
CPS Auto Receivables Trust Series 2024-C Class E†	8.04%	3/15/2032	10,500,000	11,043,955
CPS Auto Receivables Trust Series 2024-D Class C†	4.76%	1/15/2031	6,210,000	6,231,605
CPS Auto Receivables Trust Series 2025-C Class C†	4.91%	10/15/2031	1,195,000	1,205,189
Drive Auto Receivables Trust Series 2024-1 Class C	5.43%	11/17/2031	2,330,000	2,361,469
Exeter Automobile Receivables Trust Series 2023-1A Class D	6.69%	6/15/2029	1,525,192	1,549,946
Exeter Automobile Receivables Trust Series 2023-1A Class E†	12.07%	9/16/2030	6,900,000	7,677,397
Exeter Automobile Receivables Trust Series 2023-2A Class D	6.32%	8/15/2029	8,742,000	8,908,077
Exeter Automobile Receivables Trust Series 2023-3A Class D	6.68%	4/16/2029	2,616,000	2,673,337
Exeter Automobile Receivables Trust Series 2023-3A Class E†	9.98%	1/15/2031	6,203,000	6,719,129
Exeter Automobile Receivables Trust Series 2023-5A Class C	6.85%	1/16/2029	6,515,000	6,603,851
Exeter Automobile Receivables Trust Series 2024-1A Class D	5.84%	6/17/2030	4,125,000	4,210,724
Exeter Automobile Receivables Trust Series 2024-2A Class E†	7.98%	10/15/2031	12,500,000	13,209,127
Exeter Automobile Receivables Trust Series 2025-1A Class E†	7.48%	9/15/2032	9,750,000	10,157,985
Exeter Automobile Receivables Trust Series 2025-3A Class D	5.57%	10/15/2031	3,820,000	3,901,142
First Investors Auto Owner Trust Series 2025-1A Class C†	4.75%	12/15/2031	17,535,000	17,661,718
GLS Auto Receivables Issuer Trust Series 2021-4A Class E†	4.43%	10/16/2028	3,000,000	3,003,153
GLS Auto Receivables Issuer Trust Series 2023-4A Class D†	7.18%	8/15/2029	2,393,000	2,474,921
GLS Auto Receivables Issuer Trust Series 2024-2A Class C†	6.03%	2/15/2030	4,460,000	4,552,471
GLS Auto Receivables Issuer Trust Series 2025-3A Class D†	5.16%	6/16/2031	5,150,000	5,176,017

12	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND January 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Automobiles (continued)
GLS Auto Select Receivables Trust Series 2023-1A Class D†	7.93%		7/15/2030	$2,000,000	$2,118,336
GLS Auto Select Receivables Trust Series 2023-2A Class D†	8.22%		2/18/2031	5,590,000	5,999,327
Huntington Bank Auto Credit-Linked Notes Series 2024-1 Class D†	8.953% (30 day USD SOFR Average + 5.25%	)#	5/20/2032	4,595,684	4,716,762
Huntington Bank Auto Credit-Linked Notes Series 2024-2 Class B2†	5.053% (30 day USD SOFR Average + 1.35%	)#	10/20/2032	6,317,849	6,342,080
Huntington Bank Auto Credit-Linked Notes Series 2024-2 Class C†	6.303% (30 day USD SOFR Average + 2.60%	)#	10/20/2032	3,189,350	3,209,593
Huntington Bank Auto Credit-Linked Notes Series 2024-2 Class D†	7.703% (30 day USD SOFR Average + 4.00%	)#	10/20/2032	1,960,232	1,985,132
Kinetic Advantage Master Owner Trust Series 2025-1A Class A†	5.907% (30 day USD SOFR Average + 2.20%	)#	10/15/2029	3,485,000	3,515,055
LAD Auto Receivables Trust Series 2023-1A Class D†	7.30%		6/17/2030	728,000	737,061
LAD Auto Receivables Trust Series 2023-3A Class C†	6.43%		12/15/2028	8,900,000	9,066,949
LAD Auto Receivables Trust Series 2023-3A Class D†	6.92%		12/16/2030	1,100,000	1,132,703
Octane Receivables Trust Series 2023-1A Class C†	6.37%		9/20/2029	4,000,000	4,057,045
Octane Receivables Trust Series 2023-1A Class E†	9.25%		8/20/2030	2,000,000	2,097,728
Prestige Auto Receivables Trust Series 2023-2A Class B†	6.64%		12/15/2027	1,954,272	1,954,627
Prestige Auto Receivables Trust Series 2025-1A Class B†	5.34%		11/15/2028	8,229,000	8,227,480
Red Oak Funding Master Trust Series 2025-1A Class A†	5.703% (30 day USD SOFR Average + 2.00%	)#	12/20/2030	13,335,000	13,373,533
Santander Bank Auto Credit-Linked Notes Series 2022-A Class E†	12.662%		5/15/2032	989,237	992,272
Santander Bank Auto Credit-Linked Notes Series 2022-B Class G†	14.552%		8/16/2032	745,992	754,163
Santander Bank Auto Credit-Linked Notes Series 2022-C Class F†	14.592%		12/15/2032	1,738,411	1,766,630

See Notes to Financial Statements.	13

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND January 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Automobiles (continued)
Santander Drive Auto Receivables Trust Series 2023-4 Class C	6.04%	12/15/2031	$2,860,000	$2,940,413
Santander Drive Auto Receivables Trust Series 2025-4 Class C	4.52%	1/15/2032	10,105,000	10,158,795
SBNA Auto Receivables Trust Series 2024-A Class C†	5.59%	1/15/2030	6,030,000	6,144,317
SBNA Auto Receivables Trust Series 2024-A Class E†	8.00%	4/15/2032	4,860,000	5,043,379
SBNA Auto Receivables Trust Series 2025-SF1 Class D†	5.34%	9/15/2031	9,250,000	9,303,051
SBNA Auto Receivables Trust Series 2025-SF1 Class E†	6.74%	10/15/2031	2,750,000	2,773,719
Securitized Term Auto Receivables Trust Series 2025-A Class D†	6.746%	7/25/2031	2,862,268	2,927,796
U.S. Bank NA Series 2023-1 Class C†	9.785%	8/25/2032	778,455	794,591
VStrong Auto Receivables Trust Series 2023-A Class D†	9.31%	2/15/2030	3,255,000	3,563,852
VStrong Auto Receivables Trust Series 2023-A Class E†	9.99%	12/16/2030	1,000,000	1,102,377
VStrong Auto Receivables Trust Series 2024-A Class C†	6.44%	7/15/2030	3,010,000	3,107,780
VStrong Auto Receivables Trust Series 2024-A Class D†	7.29%	7/15/2030	3,000,000	3,155,227
Westlake Automobile Receivables Trust Series 2023-3A Class D†	6.47%	3/15/2029	1,745,000	1,791,467
Westlake Automobile Receivables Trust Series 2024-1A Class C†	5.65%	2/15/2029	4,750,000	4,808,368
Westlake Automobile Receivables Trust Series 2024-3A Class C†	4.92%	11/15/2029	3,555,000	3,588,645
Westlake Automobile Receivables Trust Series 2026-1A Class C†	4.37%	6/16/2031	10,000,000	10,013,325
Westlake Automobile Receivables Trust Series 2026-1A Class D†	4.75%	7/15/2031	10,000,000	10,023,316
Total				412,518,318

Credit Card 1.28%
Capital One Multi-Asset Execution Trust Series 2025-A3 Class A	4.65%	10/15/2037	2,866,000	2,860,918
Continental Finance Credit Card ABS Master Trust Series 2024-A Class A†	5.78%	12/15/2032	13,951,000	14,126,180
Fortiva Retail Prime Masters Notes Business Trust Series 2025-A Class A†	6.60%	9/17/2029	4,600,000	4,624,380	(a)

14	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND January 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Credit Card (continued)
Mercury Financial Credit Card Master Trust Series 2024-2A Class A†	6.56%		7/20/2029	$10,190,000	$10,226,629
Mercury Financial Credit Card Master Trust Series 2025-1A Class B†	6.16%		12/22/2031	8,950,000	8,817,762
Perimeter Master Note Business Trust Series 2025-1A Class A†	5.58%		12/16/2030	7,500,000	7,522,514
Total					48,178,383

Other 62.76%
1988 CLO 1 Ltd. Series 2022-1A Class AR†	5.032% (3 mo. USD Term SOFR + 1.36%	)#	10/15/2039	8,270,000	8,286,747
1988 CLO 4 Ltd. Series 2024-4A Class D†	7.922% (3 mo. USD Term SOFR + 4.25%	)#	4/15/2037	2,560,000	2,563,574
1988 CLO 5 Ltd. Series 2024-5A Class A1†	5.212% (3 mo. USD Term SOFR + 1.54%	)#	7/15/2037	1,000,000	1,003,376
37 Capital CLO 3 Ltd. Series 2023-1A Class A1R†	5.172% (3 mo. USD Term SOFR + 1.50%	)#	7/15/2038	3,250,000	3,268,486
37 Capital CLO 3 Ltd. Series 2023-1A Class ER†	11.522% (3 mo. USD Term SOFR + 7.85%	)#	7/15/2038	2,000,000	1,997,972
720 East CLO Ltd. Series 2022-1A Class ER†	9.568% (3 mo. USD Term SOFR + 5.90%	)#	1/20/2038	2,000,000	2,003,746
AB BSL CLO 6 Ltd. Series 2025-6A Class D1†	7.118% (3 mo. USD Term SOFR + 3.45%	)#	7/20/2037	6,600,000	6,638,214
AB BSL CLO 6 Ltd. Series 2025-6A Class E†	9.668% (3 mo. USD Term SOFR + 6.00%	)#	7/20/2037	6,000,000	6,069,330
Abry Liquid Credit CLO Ltd. Series 2025-1A Class C†	5.923% (3 mo. USD Term SOFR + 2.10%	)#	10/20/2038	1,500,000	1,505,058
Affirm Asset Securitization Trust Series 2024-A Class 1D†	6.89%		2/15/2029	5,250,000	5,260,281
Affirm Asset Securitization Trust Series 2024-A Class 1E†	9.17%		2/15/2029	1,530,000	1,534,793
Affirm Asset Securitization Trust Series 2024-A Class D†	6.89%		2/15/2029	1,650,000	1,653,231
Affirm Asset Securitization Trust Series 2024-A Class E†	9.17%		2/15/2029	2,310,000	2,317,237
Affirm Asset Securitization Trust Series 2024-B Class B†	4.88%		9/15/2029	6,075,000	6,090,493
Affirm Master Trust Series 2025-3A Class A†	4.45%		10/16/2034	10,525,000	10,553,229
AGL CLO 24 Ltd. Series 2023-24A Class A2R†	5.381% (3 mo. USD Term SOFR + 1.71%	)#	3/31/2038	6,000,000	6,016,488

See Notes to Financial Statements.	15

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND January 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
AGL CLO 35 Ltd. Series 2024-35A Class A1†	5.01% (3 mo. USD Term SOFR + 1.34%	)#	1/21/2038	$1,500,000	$1,503,740
Allegro CLO V-S Ltd. Series 2024-2A Class CT†	6.118% (3 mo. USD Term SOFR + 2.45%	)#	7/24/2037	3,000,000	3,015,099
AMMC CLO 23 Ltd. Series 2020-23A Class AR3†	5.058% (3 mo. USD Term SOFR + 1.39%	)#	7/17/2038	16,300,000	16,371,590
AMMC CLO 25 Ltd. Series 2022-25A Class D1R2†	6.672% (3 mo. USD Term SOFR + 3.00%	)#	10/15/2038	4,560,000	4,581,655
AMMC CLO 28 Ltd. Series 2024-28A Class D1†	7.168% (3 mo. USD Term SOFR + 3.50%	)#	7/20/2037	6,750,000	6,809,751
AMMC CLO 30 Ltd. Series 2024-30A Class A1†	5.352% (3 mo. USD Term SOFR + 1.68%	)#	1/15/2037	1,050,000	1,050,053
AMMC CLO 30 Ltd. Series 2024-30A Class C†	6.322% (3 mo. USD Term SOFR + 2.65%	)#	1/15/2037	3,250,000	3,250,163
AMMC CLO 30 Ltd. Series 2024-30A Class D†	8.172% (3 mo. USD Term SOFR + 4.50%	)#	1/15/2037	3,080,000	3,080,154
AMMC CLO 30 Ltd. Series 2024-30A Class D1R†(b)	–	(c)	4/15/2039	9,420,000	9,429,420
AMMC CLO 31 Ltd. Series 2025-31A Class D†	6.618% (3 mo. USD Term SOFR + 2.95%	)#	2/20/2038	3,500,000	3,530,800
Anchorage Capital CLO 29 Ltd. Series 2024-29A Class D1†	7.668% (3 mo. USD Term SOFR + 4.00%	)#	7/20/2037	1,000,000	1,001,494
Anchorage Capital CLO 32 Ltd. Series 2025-32A Class D†	7.622% (3 mo. USD Term SOFR + 3.95%	)#	7/15/2037	4,215,000	4,254,718
Anthelion CLO Ltd. Series 2025-1A Class D1†	7.32% (3 mo. USD Term SOFR + 3.65%	)#	7/20/2036	3,060,000	3,071,836
Apex Credit CLO Ltd. Series 2020-1A Class A1R3†(b)	–	(c)	4/20/2035	5,400,000	5,401,350
Apidos CLO XLVIII Ltd. Series 2024-48A Class E†	9.418% (3 mo. USD Term SOFR + 5.75%	)#	7/25/2037	150,000	151,390
Apidos CLO XXIII Series 2015-23A Class ARR†	4.722% (3 mo. USD Term SOFR + 1.05%	)#	4/15/2033	2,199,537	2,202,973
Apidos CLO XXXIX Ltd. Series 2022-39A Class A1R†	4.90% (3 mo. USD Term SOFR + 1.23%	)#	10/21/2038	8,650,000	8,686,209
ARES LII CLO Ltd. Series 2019-52A Class DRR†	6.169% (3 mo. USD Term SOFR + 2.50%	)#	4/22/2031	3,075,000	3,079,609
ARES Loan Funding IV Ltd. Series 2023-ALF4A Class ER†	9.672% (3 mo. USD Term SOFR + 6.00%	)#	10/15/2038	1,730,000	1,687,445

16	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND January 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
ARES LV CLO Ltd. Series 2020-55A Class ER2†	10.172% (3 mo. USD Term SOFR + 6.50%	)#	10/15/2037	$750,000	$757,403
ARES LX CLO Ltd. Series 2021-60A Class AR†	4.848% (3 mo. USD Term SOFR + 1.18%	)#	7/18/2034	2,000,000	2,003,668
ARES LX CLO Ltd. Series 2021-60A Class B†	5.579% (3 mo. USD Term SOFR + 1.91%	)#	7/18/2034	3,250,000	3,258,037
ARES LXIII CLO Ltd. Series 2022-63A Class A1R†	4.982% (3 mo. USD Term SOFR + 1.31%	)#	10/15/2038	10,000,000	10,067,010
ARES LXVIII CLO Ltd. Series 2023-68A Class ER†	9.668% (3 mo. USD Term SOFR + 6.00%	)#	7/25/2037	2,160,000	2,180,974
ARES XLIV CLO Ltd. Series 2017-44A Class CRR†	6.422% (3 mo. USD Term SOFR + 2.75%	)#	4/15/2034	5,350,000	5,375,760
Arini U.S. CLO I Ltd. Series 1A Class B†	5.922% (3 mo. USD Term SOFR + 2.25%	)#	4/15/2038	8,550,000	8,676,164
Arini U.S. CLO I Ltd. Series 1A Class C†	6.572% (3 mo. USD Term SOFR + 2.90%	)#	4/15/2038	9,300,000	9,428,489
Arini U.S. CLO III Ltd. Series 3A Class C†	5.82% (3 mo. USD Term SOFR + 1.90%	)#	1/15/2039	2,200,000	2,210,402
Arini U.S. CLO III Ltd. Series 3A Class D†	6.82% (3 mo. USD Term SOFR + 2.90%	)#	1/15/2039	4,120,000	4,168,220
ASP WHCO Partner 2 LP	6.783%	#(d)	3/29/2029	15,000,000	15,002,487	(a)
Atlantic Avenue Ltd. Series 2023-1A Class AR†	5.032% (3 mo. USD Term SOFR + 1.36%	)#	1/15/2039	3,000,000	3,009,792
Atlantic Avenue Ltd. Series 2023-1A Class D1R†	6.972% (3 mo. USD Term SOFR + 3.30%	)#	1/15/2039	4,520,000	4,583,727
Atlantic Avenue Ltd. Series 2024-2A Class D†	8.418% (3 mo. USD Term SOFR + 4.75%	)#	4/20/2037	1,000,000	1,001,419
Atlantic Avenue Ltd. Series 2024-3A Class C†	5.868% (3 mo. USD Term SOFR + 2.20%	)#	1/20/2035	6,500,000	6,522,633
Atlantic Avenue Ltd. Series 2025-4A Class D†	6.922% (3 mo. USD Term SOFR + 3.15%	)#	10/15/2038	11,000,000	11,126,225
Atlantic Avenue Ltd. Series 2025-4A Class E†	9.922% (3 mo. USD Term SOFR + 6.15%	)#	10/15/2038	4,000,000	4,034,680
Atlas Senior Loan Fund XXII Ltd. Series 2023-22A Class A1†	5.648% (3 mo. USD Term SOFR + 1.98%	)#	1/20/2036	2,000,000	2,006,532
Atlas Senior Loan Fund XXII Ltd. Series 2023-22A Class D†	9.418% (3 mo. USD Term SOFR + 5.75%	)#	1/20/2036	5,000,000	5,012,565

See Notes to Financial Statements.	17

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND January 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Atlas Senior Loan Fund XXIV Ltd. Series 2024-24A Class D1†	7.268% (3 mo. USD Term SOFR + 3.60%	)#	1/20/2038	$1,450,000	$1,465,102
Atlas Senior Loan Fund XXV Ltd. Series 2025-25A Class SUB†	Zero coupon	#(d)	7/20/2038	3,430,000	1,985,802
Atlas Senior Loan Fund XXVII Ltd. Series 2026-27A Class D1†(b)	–	(c)	1/22/2039	8,975,000	8,990,240
Bain Capital Credit CLO Ltd. Series 2019-1A Class AR3†(b)	–	(c)	4/19/2034	6,370,000	6,373,510
Bain Capital Credit CLO Ltd. Series 2019-2A Class AR3†	4.588% (3 mo. USD Term SOFR + 0.92%	)#	10/17/2032	18,816,751	18,836,000
Bain Capital Credit CLO Ltd. Series 2020-1A Class A1RR†	4.658% (3 mo. USD Term SOFR + 0.99%	)#	4/18/2033	8,894,500	8,900,122
Bain Capital Credit CLO Ltd. Series 2021-1A Class AR†	4.608% (3 mo. USD Term SOFR + 0.94%	)#	4/18/2034	10,500,000	10,503,454
Bain Capital Credit CLO Ltd. Series 2021-3A Class BR†	5.218% (3 mo. USD Term SOFR + 1.55%	)#	7/24/2034	4,500,000	4,503,294
Bain Capital Credit CLO Ltd. Series 2024-5A Class E†	9.82% (3 mo. USD Term SOFR + 6.15%	)#	10/21/2037	500,000	509,711
Balboa Bay Loan Funding Ltd. Series 2022-1A Class AR†	4.858% (3 mo. USD Term SOFR + 1.19%	)#	4/20/2037	19,400,000	19,410,922
Ballyrock CLO 20 Ltd. Series 2022-20A Class A1A3†(b)	–	(c)	10/15/2036	3,900,000	3,900,975
Ballyrock CLO 21 Ltd. Series 2022-21A Class C1R†	6.818% (3 mo. USD Term SOFR + 3.15%	)#	10/20/2037	1,030,000	1,038,056
Ballyrock CLO 21 Ltd. Series 2022-21A Class DR†	9.668% (3 mo. USD Term SOFR + 6.00%	)#	10/20/2037	2,500,000	2,486,708
Ballyrock CLO 22 Ltd. Series 2024-22A Class B†	6.022% (3 mo. USD Term SOFR + 2.35%	)#	4/15/2037	2,000,000	2,006,206
Barings CLO Ltd. Series 2021-3A Class AR†	4.798% (3 mo. USD Term SOFR + 1.13%	)#	1/18/2035	20,000,000	20,033,640
Barings CLO Ltd. Series 2023-1A Class A2R†	5.368% (3 mo. USD Term SOFR + 1.70%	)#	4/20/2038	1,000,000	1,003,945
Barings CLO Ltd. Series 2024-1A Class D†	7.668% (3 mo. USD Term SOFR + 4.00%	)#	1/20/2037	2,500,000	2,503,568

18	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND January 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Barrow Hanley CLO I Ltd. Series 2023-1A Class A2R†	5.208% (3 mo. USD Term SOFR + 1.54%	)#	1/20/2038	$6,200,000	$6,210,323
Barrow Hanley CLO I Ltd. Series 2023-1A Class D1R†	6.768% (3 mo. USD Term SOFR + 3.10%	)#	1/20/2038	3,500,000	3,532,001
Barrow Hanley CLO II Ltd. Series 2023-2A Class D1RR†	6.718% (3 mo. USD Term SOFR + 3.05%	)#	3/31/2038	4,000,000	4,054,928
Barrow Hanley CLO III Ltd. Series 2024-3A Class D†	7.818% (3 mo. USD Term SOFR + 4.15%	)#	4/20/2037	2,050,000	2,052,923
Battalion CLO 18 Ltd. Series 2024-25A Class B†	5.868% (3 mo. USD Term SOFR + 2.20%	)#	3/13/2037	8,955,000	8,972,910
Battalion CLO IX Ltd. Series 2015-9A Class BRR†	5.272% (3 mo. USD Term SOFR + 1.60%	)#	7/15/2031	13,280,000	13,294,156
Battalion CLO X Ltd. Series 2016-10A Class A1R3†	4.808% (3 mo. USD Term SOFR + 1.14%	)#	1/24/2035	19,753,931	19,790,930
Battalion CLO XXVIII Ltd. Series 2025-28A Class D1†	6.718% (3 mo. USD Term SOFR + 3.05%	)#	1/20/2038	5,000,000	5,043,350
Battery Park CLO II Ltd. Series 2022-1A Class CR†	6.018% (3 mo. USD Term SOFR + 2.35%	)#	10/20/2037	1,250,000	1,254,128
BDS LLC Series 2025-FL15 Class A†	5.075% (1 mo. USD Term SOFR + 1.40%	)#	3/19/2043	5,000,000	5,012,247
BDS LLC Series 2025-FL16 Class A†	5.131% (1 mo. USD Term SOFR + 1.40%	)#	7/19/2043	9,360,000	9,380,494
Benefit Street Partners CLO 42 Ltd. Series 2025-42A Class A†	4.968% (3 mo. USD Term SOFR + 1.30%	)#	10/25/2038	8,000,000	8,049,256
Benefit Street Partners CLO X Ltd. Series 2016-10A Class A1R3†	4.968% (3 mo. USD Term SOFR + 1.30%	)#	7/20/2038	11,520,000	11,578,717
Benefit Street Partners CLO XX Ltd. Series 2020-20A Class ARR†	4.962% (3 mo. USD Term SOFR + 1.29%	)#	7/15/2037	19,160,000	19,265,208
Benefit Street Partners CLO XXVIII Ltd. Series 2022-28A Class AR†	5.018% (3 mo. USD Term SOFR + 1.35%	)#	10/20/2037	6,500,000	6,528,470

See Notes to Financial Statements.	19

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND January 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Benefit Street Partners CLO XXVIII Ltd. Series 2022-28A Class CR†	5.568% (3 mo. USD Term SOFR + 1.90%	)#	10/20/2037	$1,500,000	$1,505,946
Benefit Street Partners CLO XXXIII Ltd. Series 2023-33A Class D†	7.918% (3 mo. USD Term SOFR + 4.25%	)#	1/25/2036	7,750,000	7,750,387
Benefit Street Partners CLO XXXIX Ltd. Series 2025-39A Class SUB†	Zero coupon	#(d)	4/15/2038	4,000,000	3,229,784	(a)
Benefit Street Partners CLO XXXVII Ltd. Series 2024-37A Class A†	5.018% (3 mo. USD Term SOFR + 1.35%	)#	1/25/2038	2,000,000	2,009,334
Birch Grove CLO 11 Ltd. Series 2024-11A Class E†	9.469% (3 mo. USD Term SOFR + 5.80%	)#	1/22/2038	650,000	660,113
Birch Grove CLO 14 Ltd. Series 2025-14A Class D2†	8.419% (3 mo. USD Term SOFR + 4.75%	)#	7/22/2037	3,550,000	3,567,441
Birch Grove CLO 14 Ltd. Series 2025-14A Class E†	10.319% (3 mo. USD Term SOFR + 6.65%	)#	7/22/2037	5,000,000	5,061,225
Birch Grove CLO 4 Ltd. Series 2022-4A Class A1R†	5.152% (3 mo. USD Term SOFR + 1.48%	)#	7/15/2037	160,000	160,349
Birch Grove CLO 5 Ltd. Series 2023-5A Class D1R†	7.018% (3 mo. USD Term SOFR + 3.35%	)#	10/20/2037	750,000	755,000
Birch Grove CLO 6 Ltd. Series 2023-6A Class A1R†	5.048% (3 mo. USD Term SOFR + 1.38%	)#	7/20/2037	10,000,000	10,044,860
Birch Grove CLO Ltd. Series 19A Class A1RR†	5.258% (3 mo. USD Term SOFR + 1.59%	)#	7/17/2037	5,520,000	5,546,220
Black Diamond CLO Ltd. Series 2022-1A Class B†	6.518% (3 mo. USD Term SOFR + 2.85%	)#	10/25/2035	2,000,000	2,009,892
Black Diamond CLO Ltd. Series 2024-1A Class B†	5.688% (3 mo. USD Term SOFR + 2.02%	)#	10/25/2037	8,000,000	8,025,496
Black Diamond CLO Ltd. Series 2025-1A Class B†	5.822% (3 mo. USD Term SOFR + 2.15%	)#	7/15/2038	7,000,000	7,043,596
Black Diamond CLO Ltd. Series 2025-1A Class C1†	6.072% (3 mo. USD Term SOFR + 2.40%	)#	7/15/2038	10,000,000	10,046,520

20	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND January 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Brant Point CLO Ltd. Series 2023-1A Class D1R†	7.168% (3 mo. USD Term SOFR + 3.50%	)#	7/26/2038	$1,200,000	$1,216,873
Brant Point CLO Ltd. Series 2023-1A Class ER†	10.768% (3 mo. USD Term SOFR + 7.10%	)#	7/26/2038	3,730,000	3,871,546
Brant Point CLO Ltd. Series 2023-2A Class D1R†	6.421% (3 mo. USD Term SOFR + 2.75%	)#	1/29/2039	5,450,000	5,459,254
Brant Point CLO Ltd. Series 2024-3A Class C†	6.439% (3 mo. USD Term SOFR + 2.55%	)#	2/20/2037	2,000,000	2,005,028
Brant Point CLO Ltd. Series 2024-4A Class C†	6.118% (3 mo. USD Term SOFR + 2.45%	)#	7/20/2037	1,300,000	1,306,128
Brant Point CLO Ltd. Series 2024-6A Class D1†	6.872% (3 mo. USD Term SOFR + 3.20%	)#	1/15/2038	5,000,000	5,043,640
Brant Point CLO Ltd. Series 2025-7A Class D1†	6.868% (3 mo. USD Term SOFR + 3.20%	)#	7/25/2038	6,000,000	6,082,362
Bridge Street CLO IV Ltd. Series 2024-1A Class E†	10.658% (3 mo. USD Term SOFR + 6.99%	)#	4/20/2037	3,000,000	3,017,631
Bridge Street CLO Ltd. Series 2025-1A Class E†	9.018% (3 mo. USD Term SOFR + 5.35%	)#	4/20/2038	2,730,000	2,769,904
Bryant Park Funding Ltd. Series 2023-20A Class BR†	5.572% (3 mo. USD Term SOFR + 1.90%	)#	4/15/2038	8,450,000	8,484,611
Bryant Park Funding Ltd. Series 2023-20A Class ER†	10.422% (3 mo. USD Term SOFR + 6.75%	)#	4/15/2038	7,750,000	7,916,276
Bryant Park Funding Ltd. Series 2024-22A Class E†	10.802% (3 mo. USD Term SOFR + 7.13%	)#	4/15/2037	2,500,000	2,534,753
Bryant Park Funding Ltd. Series 2024-23A Class D1†	7.702% (3 mo. USD Term SOFR + 3.85%	)#	5/15/2037	400,000	400,589
Bryant Park Funding Ltd. Series 2024-25A Class A2†	5.268% (3 mo. USD Term SOFR + 1.60%	)#	1/18/2038	3,000,000	3,003,897
Cajun Global LLC Series 2025-2A Class A2†	5.912%		11/20/2055	6,925,000	6,954,377
Canyon CLO Ltd. Series 2021-4A Class CR†	5.472% (3 mo. USD Term SOFR + 1.80%	)#	10/15/2034	7,000,000	7,016,072
Canyon CLO Ltd. Series 2023-2A Class B†	5.722% (3 mo. USD Term SOFR + 2.05%	)#	5/15/2037	540,000	541,381
Canyon CLO Ltd. Series 2024-2A Class B†	5.472% (3 mo. USD Term SOFR + 1.80%	)#	1/15/2038	3,000,000	3,013,155

See Notes to Financial Statements.	21

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND January 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Capital Four U.S. CLO II Ltd. Series 2022-1A Class C1R†	6.918% (3 mo. USD Term SOFR + 3.25%	)#	1/20/2037	$2,500,000	$2,515,080
Captree Park CLO Ltd. Series 2024-1A Class C†	5.968% (3 mo. USD Term SOFR + 2.30%	)#	7/20/2037	3,450,000	3,467,519
Carlyle Global Market Strategies CLO Ltd. Series 2015-4A Class A2R3†	4.918% (3 mo. USD Term SOFR + 1.25%	)#	7/20/2032	10,980,000	10,984,634
Carlyle Global Market Strategies CLO Ltd. Series 2015-4A Class BR3†	5.118% (3 mo. USD Term SOFR + 1.45%	)#	7/20/2032	5,850,000	5,857,201
Carlyle Global Market Strategies CLO Ltd. Series 2015-5A Class A2R4†	4.868% (3 mo. USD Term SOFR + 1.20%	)#	1/20/2032	10,365,000	10,373,230
Carlyle U.S. CLO Ltd. Series 2019-3A Class ER3†(b)	–	(c)	4/20/2039	2,650,000	2,656,625
Carlyle U.S. CLO Ltd. Series 2021-10A Class A2R†	5.238% (3 mo. USD Term SOFR + 1.57%	)#	1/20/2038	5,000,000	5,018,340
Carlyle U.S. CLO Ltd. Series 2021-4A Class A2†	5.329% (3 mo. USD Term SOFR + 1.66%	)#	4/20/2034	3,700,000	3,705,554
Carlyle U.S. CLO Ltd. Series 2023-3A Class ER†	9.072% (3 mo. USD Term SOFR + 5.40%	)#	10/15/2040	7,080,000	7,202,293
Carlyle U.S. CLO Ltd. Series 2024-1A Class E†	10.592% (3 mo. USD Term SOFR + 6.92%	)#	4/15/2037	1,200,000	1,214,250
CarVal CLO III Ltd. Series 2019-2A Class CR2†	5.268% (3 mo. USD Term SOFR + 1.60%	)#	7/20/2032	6,000,000	5,978,088
Cathedral Lake VI Ltd. Series 2021-6A Class BR†	5.518% (3 mo. USD Term SOFR + 1.85%	)#	4/25/2034	6,000,000	6,005,952
CBAM Ltd. Series 2018-5A Class CR†	6.112% (3 mo. USD Term SOFR + 2.00%	)#	10/17/2038	7,000,000	7,042,525
CBAMR Ltd. Series 2018-8A Class DR†	7.672% (3 mo. USD Term SOFR + 4.00%	)#	7/15/2037	9,750,000	9,808,003
CBAMR Ltd. Series 2019-9A Class DR†	7.822% (3 mo. USD Term SOFR + 4.15%	)#	7/15/2037	11,000,000	11,078,001
Cherry Securitization Trust Series 2024-1A Class A†	5.70%		4/15/2032	3,950,000	3,983,921
Cherry Securitization Trust Series 2025-1A Class A†	6.13%		11/15/2032	8,375,000	8,509,404
CIFC Funding Ltd. Series 2013-3RA Class A2R†	4.868% (3 mo. USD Term SOFR + 1.20%	)#	4/24/2031	8,000,000	8,003,480

22	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND January 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
CIFC Funding Ltd. Series 2014-5A Class CR3†	5.818% (3 mo. USD Term SOFR + 2.15%	)#	7/17/2037	$1,000,000	$1,003,213
CIFC Funding Ltd. Series 2022-5A Class ER†	10.021% (3 mo. USD Term SOFR + 6.35%	)#	1/16/2037	2,000,000	2,012,798
CIFC Funding Ltd. Series 2022-6A Class BR†	5.421% (3 mo. USD Term SOFR + 1.75%	)#	10/16/2038	2,000,000	2,008,952
CIFC Funding Ltd. Series 2023-3A Class C†	6.318% (3 mo. USD Term SOFR + 2.65%	)#	1/20/2037	625,000	625,031
CIFC Funding Ltd. Series 2023-3A Class D†	7.918% (3 mo. USD Term SOFR + 4.25%	)#	1/20/2037	1,000,000	1,005,200
CIFC Funding Ltd. Series 2023-3A Class D1R†(b)	–	(c)	1/20/2039	3,210,000	3,226,641
CIFC Funding Ltd. Series 2024-3A Class A1†	5.15% (3 mo. USD Term SOFR + 1.48%	)#	7/21/2037	4,320,000	4,332,658
CIFC Funding Ltd. Series 2024-4A Class A†	5.021% (3 mo. USD Term SOFR + 1.35%	)#	10/16/2037	1,000,000	1,004,431
CIFC Funding Ltd. Series 2026-1A Class A1†(b)	1.00% (3 mo. USD Term SOFR + 1.17%	)#	4/25/2039	24,000,000	24,006,000
Clover CLO LLC Series 2018-1A Class D1RR†	7.118% (3 mo. USD Term SOFR + 3.45%	)#	4/20/2037	1,450,000	1,452,279
Columbia Cent CLO 33 Ltd. Series 2024-33A Class A1†	5.268% (3 mo. USD Term SOFR + 1.60%	)#	4/20/2037	2,100,000	2,103,923
Columbia Cent CLO 33 Ltd. Series 2024-33A Class C1†	6.368% (3 mo. USD Term SOFR + 2.70%	)#	4/20/2037	2,000,000	2,007,602
Columbia Cent CLO 34 Ltd. Series 2024-34A Class D1N†	6.968% (3 mo. USD Term SOFR + 3.30%	)#	1/25/2038	3,000,000	3,036,651
CQS U.S. CLO 5 Ltd. Series 2025-5A Class D1†	6.961% (3 mo. USD Term SOFR + 3.15%	)#	1/17/2039	2,000,000	2,027,986
CQS U.S. CLO Ltd. Series 2021-1A Class AR†	4.868% (3 mo. USD Term SOFR + 1.20%	)#	1/20/2035	4,500,000	4,502,003
CQS U.S. CLO Ltd. Series 2023-3A Class D†	7.868% (3 mo. USD Term SOFR + 4.20%	)#	1/25/2037	1,235,000	1,241,870
CQS U.S. CLO Ltd. Series 2025-4A Class B†	5.568% (3 mo. USD Term SOFR + 1.90%	)#	7/20/2036	8,330,000	8,362,695
CQS U.S. CLO Ltd. Series 2025-4A Class D1†	7.168% (3 mo. USD Term SOFR + 3.50%	)#	7/20/2036	9,500,000	9,550,635
Crockett Partners Equipment Co. IIA LLC Series 2024-1C Class A†	6.05%		1/20/2031	4,631,273	4,725,259
Crossroads Asset Trust Series 2025-A Class A2†	4.91%		2/20/2032	5,155,949	5,192,338

See Notes to Financial Statements.	23

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND January 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Crown City CLO I Series 2020-1A Class D1RR†	6.668% (3 mo. USD Term SOFR + 3.00%	)#	7/20/2038	$9,000,000	$9,099,225
Crown City CLO IV Series 2022-4A Class B1R†	6.468% (3 mo. USD Term SOFR + 2.80%	)#	4/20/2037	3,000,000	3,014,619
Crown City CLO V Series 2023-5A Class A1R†	5.268% (3 mo. USD Term SOFR + 1.60%	)#	4/20/2037	5,300,000	5,314,119
Crown City CLO V Series 2023-5A Class BR†	6.268% (3 mo. USD Term SOFR + 2.60%	)#	4/20/2037	2,000,000	2,007,324
Crown City CLO V Series 2023-5A Class C1AR†	7.768% (3 mo. USD Term SOFR + 4.10%	)#	4/20/2037	6,250,000	6,276,606
Crown City CLO VI Series 2024-6A Class D1†	7.172% (3 mo. USD Term SOFR + 3.50%	)#	7/15/2037	2,750,000	2,767,562
Crown Point CLO 11 Ltd. Series 2021-11A Class ER†	9.818% (3 mo. USD Term SOFR + 6.15%	)#	2/28/2038	2,000,000	1,990,000
CTM CLO Ltd. Series 2025-1A Class C†	6.022% (3 mo. USD Term SOFR + 2.35%	)#	7/15/2038	13,080,000	13,149,481
CTM CLO Ltd. Series 2025-1A Class D1†	7.172% (3 mo. USD Term SOFR + 3.50%	)#	7/15/2038	2,000,000	2,026,036
DailyPay Securitization Trust Series 2025-1A Class A†	5.63%		6/26/2028	5,725,000	5,762,902
Danby Park CLO Ltd. Series 2022-1A Class B1R†	5.37% (3 mo. USD Term SOFR + 1.70%	)#	10/21/2037	1,250,000	1,255,648
Davis Park CLO Ltd. Series 2022-1A Class ER†	9.668% (3 mo. USD Term SOFR + 6.00%	)#	7/20/2038	9,000,000	9,010,296
Dell Equipment Finance Trust Series 2025-1 Class D†	5.64%		8/22/2031	4,740,000	4,799,321
Dewolf Park CLO Ltd. Series 2017-1A Class D1R2†(b)	–	(c)	1/22/2039	9,590,000	9,639,628
Diameter Capital CLO 10 Ltd. Series 2025-10A Class B†	5.568% (3 mo. USD Term SOFR + 1.90%	)#	4/20/2038	3,500,000	3,522,666
Diameter Capital CLO 12 Ltd. Series 2025-12A Class A†	5.156% (3 mo. USD Term SOFR + 1.24%	)#	10/20/2038	8,650,000	8,654,974
Diameter Capital CLO 2 Ltd. Series 2021-2A Class A2R†	5.472% (3 mo. USD Term SOFR + 1.80%	)#	10/15/2037	2,000,000	2,010,662
Diameter Capital CLO 4 Ltd. Series 2022-4A Class D1RR†	6.168% (3 mo. USD Term SOFR + 2.50%	)#	1/15/2039	5,620,000	5,649,067

24	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND January 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Diameter Capital CLO 6 Ltd. Series 2024-6A Class C2†	8.672% (3 mo. USD Term SOFR + 5.00%	)#	4/15/2037	$3,500,000	$3,504,848
Driven Brands Funding LLC Series 2025-1A Class A2†	5.296%		10/20/2055	4,877,775	4,875,345
Dryden 104 CLO Ltd. Series 2022-104A Class BR†	5.639% (3 mo. USD Term SOFR + 1.75%	)#	8/20/2034	2,000,000	2,002,800
Dryden 115 CLO Ltd. Series 2024-115A Class B†	5.668% (3 mo. USD Term SOFR + 2.00%	)#	4/18/2037	5,090,000	5,101,132
Dryden 53 CLO Ltd. Series 2017-53A Class BR†	4.972% (3 mo. USD Term SOFR + 1.30%	)#	1/15/2031	2,070,000	2,071,507
Dryden 75 CLO Ltd. Series 2019-75A Class CR2†	5.734% (3 mo. USD Term SOFR + 2.06%	)#	4/15/2034	2,250,000	2,251,863
Dryden 80 CLO Ltd. Series 2019-80A Class CRR†	5.518% (3 mo. USD Term SOFR + 1.85%	)#	1/17/2033	9,840,000	9,850,362
Dryden 83 CLO Ltd. Series 2020-83A Class B1R†	5.618% (3 mo. USD Term SOFR + 1.95%	)#	4/18/2037	3,355,000	3,365,286
Dryden 83 CLO Ltd. Series 2020-83A Class D1R†	7.368% (3 mo. USD Term SOFR + 3.70%	)#	4/18/2037	1,500,000	1,508,069
Eaton Vance CLO Ltd. Series 2019-1A Class AR2†	5.182% (3 mo. USD Term SOFR + 1.51%	)#	7/15/2037	2,500,000	2,507,878
Elara HGV Timeshare Issuer LLC Series 2025-A Class D†	6.91%		1/25/2040	3,404,555	3,401,903
Eldridge CLO Ltd. Series 2025-1A Class B†	5.57% (3 mo. USD Term SOFR + 1.65%	)#	10/20/2038	3,000,000	3,005,607
Elmwood CLO I Ltd. Series 2019-1A Class CRR†	6.068% (3 mo. USD Term SOFR + 2.40%	)#	4/20/2037	1,000,000	1,000,050
Elmwood CLO I Ltd. Series 2019-1A Class DRR†	7.418% (3 mo. USD Term SOFR + 3.75%	)#	4/20/2037	2,300,000	2,300,115
Elmwood CLO IV Ltd. Series 2020-1A Class CR†	5.968% (3 mo. USD Term SOFR + 2.30%	)#	4/18/2037	1,100,000	1,103,946
Empower CLO Ltd. Series 2023-1A Class D1R†	7.518% (3 mo. USD Term SOFR + 3.85%	)#	4/25/2038	4,000,000	4,072,828
Empower CLO Ltd. Series 2023-3A Class D1†	8.818% (3 mo. USD Term SOFR + 5.15%	)#	1/20/2037	1,800,000	1,800,090

See Notes to Financial Statements.	25

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND January 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Other (continued)
Empower CLO Ltd. Series 2023-3A Class E†	11.488% (3 mo. USD Term SOFR + 7.82%	)#	1/20/2037		$1,800,000	$1,800,090
Empower CLO Ltd. Series 2024-2A Class A1†	5.192% (3 mo. USD Term SOFR + 1.52%	)#	7/15/2037		1,000,000	1,002,917
Empower CLO Ltd. Series 2024-2A Class E†	9.722% (3 mo. USD Term SOFR + 6.05%	)#	7/15/2037		100,000	100,499
eStruxture Issuer LP Series 2025-1 Class A2†	5.894%		7/20/2055	CAD	17,700,000	13,085,144
Fortress Credit BSL X Ltd. Series 2021-1A Class CR†	5.718% (3 mo. USD Term SOFR + 2.05%	)#	4/20/2033		$14,450,000	14,477,007
Galaxy 31 CLO Ltd. Series 2023-31A Class DR†	6.872% (3 mo. USD Term SOFR + 3.20%	)#	7/15/2038		4,000,000	4,012,456
Gallatin CLO X Ltd. Series 2023-1A Class C1R†	7.762% (3 mo. USD Term SOFR + 2.30%	)#	10/14/2036		3,000,000	3,011,676
Gallatin CLO X Ltd. Series 2023-1A Class D1R†	9.322% (3 mo. USD Term SOFR + 3.60%	)#	10/14/2036		4,500,000	4,547,587
Garnet CLO Ltd. Series 2025-1A Class A†	5.168% (3 mo. USD Term SOFR + 1.50%	)#	7/20/2037		10,000,000	10,046,230
Garnet CLO Ltd. Series 2025-1A Class B†	5.568% (3 mo. USD Term SOFR + 1.90%	)#	7/20/2037		18,100,000	18,211,387
Generate CLO 13 Ltd. Series 2023-13A Class A1†	5.47% (3 mo. USD Term SOFR + 1.80%	)#	1/20/2037		4,950,000	4,950,247
Generate CLO 22 Ltd. Series 2025-22A Class E†	9.599% (3 mo. USD Term SOFR + 5.50%	)#	7/20/2038		6,000,000	6,095,958
Generate CLO 6 Ltd. Series 6A Class AR2†	5.069% (3 mo. USD Term SOFR + 1.40%	)#	10/22/2037		1,000,000	1,003,112
Golub Capital Partners 48 LP Series 2020-48A Class CR†	5.968% (3 mo. USD Term SOFR + 2.30%	)#	4/17/2038		6,900,000	6,970,815
Golub Capital Partners CLO 37B Ltd. Series 2017-19RA Class D1R3†	6.587% (3 mo. USD Term SOFR + 2.70%	)#	10/20/2036		3,050,000	3,067,647
Golub Capital Partners CLO 68B Ltd. Series 2023-68A Class A2R†	5.268% (3 mo. USD Term SOFR + 1.60%	)#	7/25/2038		2,000,000	2,005,496
Gracie Point International Funding LLC Series 2023-2A Class B†	8.197% (90 day USD SOFR Average + 4.00%	)#	3/1/2027		1,000,000	1,001,025
Gracie Point International Funding LLC Series 2025-1A Class A†	5.30% (30 day USD SOFR Average + 1.50%	)#	8/15/2028		14,195,000	14,231,324

26	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND January 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
GreenSky Home Improvement Issuer Trust Series 2025-1A Class A3†	5.32%		3/25/2060	$6,275,000	$6,424,202
Greywolf CLO IV Ltd. Series 2019-1A Class A2R2†	5.468% (3 mo. USD Term SOFR + 1.80%	)#	4/17/2034	5,800,000	5,804,657
Greywolf CLO IV Ltd. Series 2019-1A Class B1R2†	5.868% (3 mo. USD Term SOFR + 2.20%	)#	4/17/2034	2,500,000	2,501,983
Greywolf CLO VII Ltd. Series 2018-2A Class A2†	5.829% (3 mo. USD Term SOFR + 2.16%	)#	10/20/2031	250,000	250,559
Halsey Point CLO I Ltd. Series 2019-1A Class CR†	6.018% (3 mo. USD Term SOFR + 2.35%	)#	10/20/2037	1,900,000	1,906,454
HalseyPoint CLO 3 Ltd. Series 2020-3A Class A1R†	5.147% (3 mo. USD Term SOFR + 1.48%	)#	7/30/2037	7,687,000	7,715,519
HalseyPoint CLO 3 Ltd. Series 2020-3A Class D1R†	7.967% (3 mo. USD Term SOFR + 4.30%	)#	7/30/2037	2,500,000	2,518,560
HalseyPoint CLO 7 Ltd. Series 2023-7A Class A1R†	5.118% (3 mo. USD Term SOFR + 1.45%	)#	7/20/2038	20,000,000	20,067,980
Harvest U.S. CLO Ltd. Series 2024-1A Class D†	8.168% (3 mo. USD Term SOFR + 4.50%	)#	4/18/2037	6,500,000	6,527,670
Harvest U.S. CLO Ltd. Series 2024-1A Class E†	11.088% (3 mo. USD Term SOFR + 7.42%	)#	4/18/2037	7,250,000	7,310,421
Harvest U.S. CLO Ltd. Series 2024-3A Class E†	10.368% (3 mo. USD Term SOFR + 6.70%	)#	1/18/2038	3,000,000	3,029,121
Harvest U.S. CLO Ltd. Series 2025-2A Class D1†	7.118% (3 mo. USD Term SOFR + 3.45%	)#	7/17/2038	7,500,000	7,601,895
Hayfin U.S. XV Ltd. Series 2024-15A Class D1†	7.931% (3 mo. USD Term SOFR + 4.26%	)#	4/28/2037	5,910,000	5,918,717
HPS Loan Management Ltd. Series 2021-16A Class BR†	5.321% (3 mo. USD Term SOFR + 1.65%	)#	1/23/2035	10,900,000	10,921,364
HPS Loan Management Ltd. Series 2023-18A Class ER†	9.668% (3 mo. USD Term SOFR + 6.00%	)#	7/20/2039	2,000,000	2,017,670
HPS Loan Management Ltd. Series 2024-19A Class B2†	5.922% (3 mo. USD Term SOFR + 2.25%	)#	4/15/2037	9,750,000	9,770,475
HPS Loan Management Ltd. Series 2024-19A Class E†	10.672% (3 mo. USD Term SOFR + 7.00%	)#	4/15/2037	5,000,000	5,060,260

See Notes to Financial Statements.	27

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND January 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
ICG U.S. CLO I Ltd. Series 2023-1A Class ER†	10.668% (3 mo. USD Term SOFR + 7.00%	)#	7/18/2038	$6,500,000	$6,585,546
ICG U.S. CLO Ltd. Series 2024-1A Class A1†	5.272% (3 mo. USD Term SOFR + 1.60%	)#	4/15/2037	5,000,000	5,010,935
ICG U.S. CLO Ltd. Series 2024-R1A Class D1†	7.318% (3 mo. USD Term SOFR + 3.65%	)#	1/25/2038	2,250,000	2,274,991
ICG U.S. CLO Ltd. Series 2025-1A Class D1†	6.818% (3 mo. USD Term SOFR + 3.15%	)#	7/25/2038	8,250,000	8,354,428
Invesco CLO Ltd. Series 2022-3A Class A1R†	5.039% (3 mo. USD Term SOFR + 1.37%	)#	10/22/2037	1,750,000	1,757,408
Invesco U.S. CLO Ltd. Series 2024-2A Class D†	7.272% (3 mo. USD Term SOFR + 3.60%	)#	7/15/2037	3,750,000	3,781,804
Invesco U.S. CLO Ltd. Series 2024-3A Class D†	7.218% (3 mo. USD Term SOFR + 3.55%	)#	7/20/2037	3,400,000	3,426,010
Island Finance Trust Series 2025-1A Class A†	6.54%		3/19/2035	6,910,000	7,000,084
Katayma CLO I Ltd. Series 2023-1A Class AR†	4.938% (3 mo. USD Term SOFR + 1.27%	)#	1/20/2039	17,000,000	17,059,279
Katayma CLO II Ltd. Series 2024-2A Class D†	8.168% (3 mo. USD Term SOFR + 4.50%	)#	4/20/2037	7,960,000	7,971,319
Katayma CLO II Ltd. Series 2024-2A Class E†	10.998% (3 mo. USD Term SOFR + 7.33%	)#	4/20/2037	500,000	507,381
Kennedy Lewis CLO 2 Ltd. Series 2A Class CR2†	5.971% (3 mo. USD Term SOFR + 2.30%	)#	10/22/2037	5,250,000	5,280,754
Kennedy Lewis CLO 4 Ltd. Series 4A Class CRR†	5.868% (3 mo. USD Term SOFR + 2.20%	)#	7/20/2037	4,250,000	4,271,276
KKR CLO 18 Ltd. Series 18 Class BR2†	5.218% (3 mo. USD Term SOFR + 1.55%	)#	10/18/2035	10,000,000	10,022,840
KKR CLO 18 Ltd. Series 18 Class CR2†	5.518% (3 mo. USD Term SOFR + 1.85%	)#	10/18/2035	4,500,000	4,506,755
KKR CLO 23 Ltd. Series 23 Class CR†	5.568% (3 mo. USD Term SOFR + 1.90%	)#	10/20/2031	1,250,000	1,251,614
KKR CLO 28 Ltd. Series 28A Class AR2†	4.791% (3 mo. USD Term SOFR + 1.12%	)#	2/9/2035	7,050,000	7,062,725
KKR CLO 29 Ltd. Series 29A Class CR†	6.172% (3 mo. USD Term SOFR + 2.50%	)#	7/15/2037	1,000,000	1,003,706
KKR CLO 32 Ltd. Series 32A Class CR†	6.172% (3 mo. USD Term SOFR + 2.50%	)#	4/15/2037	2,140,000	2,147,060
KKR CLO 36 Ltd. Series 36A Class BR†	5.422% (3 mo. USD Term SOFR + 1.75%	)#	10/15/2034	1,250,000	1,252,670
KKR CLO 36 Ltd. Series 36A Class CR†	5.622% (3 mo. USD Term SOFR + 1.95%	)#	10/15/2034	9,120,000	9,147,023
KKR CLO 42 Ltd. Series 42A Class CR†	5.568% (3 mo. USD Term SOFR + 1.90%	)#	7/20/2034	6,100,000	6,107,936

28	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND January 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
KKR CLO 47 Ltd. Series 2024-47A Class E†	10.172% (3 mo. USD Term SOFR + 6.50%	)#	1/15/2038	$1,510,000	$1,543,215
KKR CLO 51 Ltd. Series 2024-51A Class B†	5.518% (3 mo. USD Term SOFR + 1.85%	)#	10/20/2037	4,300,000	4,320,593
KKR CLO 54 Ltd. Series 2024-54A Class A†	4.992% (3 mo. USD Term SOFR + 1.32%	)#	1/15/2038	4,000,000	4,016,848
KKR CLO 59 Ltd. Series 2024-56A Class E†	10.172% (3 mo. USD Term SOFR + 6.50%	)#	10/15/2037	250,000	254,537
KKR CLO 61 Ltd. Series 2025-61A Class A2†	5.492% (3 mo. USD Term SOFR + 1.82%	)#	7/15/2037	5,000,000	5,013,270
KKR CLO 61 Ltd. Series 2025-61A Class B†	5.622% (3 mo. USD Term SOFR + 1.95%	)#	7/15/2037	12,480,000	12,513,097
KKR CLO 61 Ltd. Series 2025-61A Class D1†	7.522% (3 mo. USD Term SOFR + 3.85%	)#	7/15/2037	2,980,000	2,996,855
LCM 33 Ltd. Series 33A Class BR†	5.468% (3 mo. USD Term SOFR + 1.80%	)#	7/20/2034	5,000,000	5,008,110
LCM 34 Ltd. Series 34A Class C†	5.929% (3 mo. USD Term SOFR + 2.26%	)#	10/20/2034	3,200,000	3,208,173
Lendmark Funding Trust Series 2025-1A Class E†	8.91%		9/20/2034	5,000,000	5,197,271
Madison Park Funding LVIII Ltd. Series 2024-58A Class D†	7.318% (3 mo. USD Term SOFR + 3.65%	)#	4/25/2037	6,360,000	6,395,756
Madison Park Funding LXII Ltd. Series 2022-62A Class BR2†	5.421% (3 mo. USD Term SOFR + 1.75%	)#	7/16/2038	5,200,000	5,228,340
Madison Park Funding LXXIII Ltd. Series 2025-73A Class C†	5.863% (3 mo. USD Term SOFR + 1.90%	)#	10/17/2038	8,750,000	8,788,307
Madison Park Funding XLII Ltd. Series 13A Class CR2†	5.371% (3 mo. USD Term SOFR + 1.70%	)#	11/21/2030	6,500,000	6,512,233
Magnetite XXXI Ltd. Series 2021-31A Class A1R†	4.672% (3 mo. USD Term SOFR + 1.00%	)#	7/15/2034	6,475,000	6,485,036
Man U.S. CLO Ltd. Series 2024-1A Class D1†	7.618% (3 mo. USD Term SOFR + 3.95%	)#	7/20/2037	1,500,000	1,512,191
Man U.S. CLO Ltd. Series 2024-1A Class E†	10.748% (3 mo. USD Term SOFR + 7.08%	)#	7/20/2037	2,520,000	2,562,895
Marble Point CLO XV Ltd. Series 2019-1A Class BR2†	5.271% (3 mo. USD Term SOFR + 1.60%	)#	7/23/2032	6,390,000	6,394,332

See Notes to Financial Statements.	29

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND January 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Marble Point CLO XXII Ltd. Series 2021-2A Class BR†	5.368% (3 mo. USD Term SOFR + 1.70%	)#	7/25/2034	$4,800,000	$4,806,974
Mariner Finance Issuance Trust Series 2024-AA Class E†	9.02%		9/22/2036	7,784,000	8,038,935
Mariner Finance Issuance Trust Series 2025-AA Class E†	8.64%		5/20/2038	5,750,000	5,960,689
Menlo CLO I Ltd. Series 2024-1A Class A1†	5.088% (3 mo. USD Term SOFR + 1.42%	)#	1/20/2038	13,750,000	13,787,716
MidOcean Credit CLO XII Ltd. Series 2023-12A Class ERR†	10.168% (3 mo. USD Term SOFR + 6.50%	)#	7/18/2038	740,000	741,373
MidOcean Credit CLO XV Ltd. Series 2024-15A Class B†	5.62% (3 mo. USD Term SOFR + 1.95%	)#	7/21/2037	1,000,000	1,003,130
MidOcean Credit CLO XV Ltd. Series 2024-15A Class E†	9.92% (3 mo. USD Term SOFR + 6.25%	)#	7/21/2037	2,750,000	2,774,514
Mountain View CLO LLC Series 2016-1A Class CR2†	6.017% (3 mo. USD Term SOFR + 2.35%	)#	4/14/2033	3,250,000	3,266,699
Mountain View CLO XVI Ltd. Series 2022-1A Class D1RR†	7.362% (3 mo. USD Term SOFR + 3.69%	)#	3/15/2038	2,450,000	2,490,606
Mountain View CLO XVIII Ltd. Series 2024-1A Class D1†	7.321% (3 mo. USD Term SOFR + 3.65%	)#	10/16/2037	3,450,000	3,482,299
Nassau Ltd. Series 2021-IA Class A1R†	4.782% (3 mo. USD Term SOFR + 1.11%	)#	8/26/2034	14,750,000	14,750,900
Nassau Ltd. Series 2021-IA Class CR†	5.622% (3 mo. USD Term SOFR + 1.95%	)#	8/26/2034	1,050,000	1,050,291
Navesink CLO 1 Ltd. Series 2023-1A Class A1R†	5.348% (3 mo. USD Term SOFR + 1.68%	)#	7/25/2033	4,000,000	4,008,316
Navesink CLO 2 Ltd. Series 2024-2A Class A1R†	4.862% (3 mo. USD Term SOFR + 1.19%	)#	1/15/2036	8,700,000	8,706,316
Navesink CLO 3 Ltd. Series 2025-3A Class A1†	5.152% (3 mo. USD Term SOFR + 1.48%	)#	7/15/2037	5,630,000	5,637,195
Navesink CLO 3 Ltd. Series 2025-3A Class C1†	5.972% (3 mo. USD Term SOFR + 2.30%	)#	7/15/2037	5,400,000	5,406,901
Navesink CLO 4 Ltd. Series 2025-4A Class E†	10.168% (3 mo. USD Term SOFR + 6.25%	)#	10/15/2037	4,420,000	4,446,675

30	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND January 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Neuberger Berman CLO 32R Ltd. Series 2019-32RA Class A†	4.978% (3 mo. USD Term SOFR + 1.31%	)#	7/20/2039	$26,000,000	$26,083,928
Neuberger Berman CLO XVII Ltd. Series 2014-17A Class ER3†	10.419% (3 mo. USD Term SOFR + 6.75%	)#	7/22/2038	1,000,000	1,014,387
Neuberger Berman CLO XXII Ltd. Series 2016-22A Class CR2†	6.118% (3 mo. USD Term SOFR + 2.45%	)#	4/15/2038	2,000,000	2,007,966
Neuberger Berman Loan Advisers CLO 28 Ltd. Series 2018-28A Class ER†	10.618% (3 mo. USD Term SOFR + 6.95%	)#	10/20/2038	2,000,000	2,033,936
Neuberger Berman Loan Advisers CLO 34 Ltd. Series 2019-34A Class D1R2†	6.518% (3 mo. USD Term SOFR + 2.85%	)#	7/20/2039	5,000,000	5,056,865
Neuberger Berman Loan Advisers CLO 50 Ltd. Series 2022-50A Class AR†	4.921% (3 mo. USD Term SOFR + 1.25%	)#	7/23/2036	4,750,000	4,754,973
Neuberger Berman Loan Advisers CLO 55 Ltd. Series 2024-55A Class A2†	5.369% (3 mo. USD Term SOFR + 1.70%	)#	4/22/2038	14,000,000	14,027,762
NGC CLO 2 Ltd. Series 2025-2A Class C1†	5.868% (3 mo. USD Term SOFR + 2.20%	)#	4/20/2038	7,000,000	7,023,009
NGC CLO 2 Ltd. Series 2025-2A Class D1†	7.218% (3 mo. USD Term SOFR + 3.55%	)#	4/20/2038	5,700,000	5,761,144
NGC Ltd. Series 2024-1A Class D1†	7.868% (3 mo. USD Term SOFR + 4.20%	)#	7/20/2037	4,000,000	4,054,128
Northwoods Capital 22 Ltd. Series 2020-22A Class DRR†	8.656% (3 mo. USD Term SOFR + 4.95%	)#	9/16/2031	5,360,000	5,407,114
Oaktree CLO Ltd. Series 2021-2A Class D2R†	7.172% (3 mo. USD Term SOFR + 3.50%	)#	1/15/2035	2,000,000	1,997,846
Oaktree CLO Ltd. Series 2022-3A Class ER†	10.172% (3 mo. USD Term SOFR + 6.50%	)#	10/15/2037	2,500,000	2,521,598
Ocean Trails CLO XIV Ltd. Series 2023-14A Class CR†	5.668% (3 mo. USD Term SOFR + 2.00%	)#	1/20/2038	4,900,000	4,913,475
Ocean Trails CLO XV Ltd. Series 2024-15A Class D1R†	6.922% (3 mo. USD Term SOFR + 3.25%	)#	1/15/2039	6,675,000	6,688,310
Ocean Trails CLO XV Ltd. Series 2024-15A Class D2R†	8.072% (3 mo. USD Term SOFR + 4.40%	)#	1/15/2039	1,000,000	1,001,966

See Notes to Financial Statements.	31

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND January 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Ocean Trails CLO XVII Ltd. Series 2025-17A Class D1†	6.96% (3 mo. USD Term SOFR + 3.10%	)#	3/20/2038	$3,050,000	$3,087,732
OCP CLO Ltd. Series 2019-17A Class BR2†	5.418% (3 mo. USD Term SOFR + 1.75%	)#	7/20/2037	1,750,000	1,754,839
OCP CLO Ltd. Series 2024-31A Class D†	7.618% (3 mo. USD Term SOFR + 3.95%	)#	4/20/2037	1,000,000	1,001,428
OCP CLO Ltd. Series 2024-32A Class E†	10.431% (3 mo. USD Term SOFR + 6.76%	)#	4/23/2037	5,000,000	5,074,610
OCP CLO Ltd. Series 2024-33A Class A2†	5.368% (3 mo. USD Term SOFR + 1.70%	)#	7/20/2037	12,000,000	12,026,460
Octagon Investment Partners 42 Ltd. Series 2019-3A Class BRR†	5.472% (3 mo. USD Term SOFR + 1.80%	)#	7/15/2037	1,500,000	1,506,428
OFSI BSL CLO XIII Ltd. Series 2024-13A Class D1†	8.168% (3 mo. USD Term SOFR + 4.50%	)#	4/20/2037	5,000,000	5,037,765
OFSI BSL XIV CLO Ltd. Series 2024-14A Class D1†	7.518% (3 mo. USD Term SOFR + 3.85%	)#	7/20/2037	3,750,000	3,770,603
OFSI BSL XV CLO Ltd. Series 2025-15A Class D1†	7.418% (3 mo. USD Term SOFR + 3.75%	)#	3/31/2038	10,000,000	10,125,300
OHA Credit Funding 17 Ltd. Series 2024-17A Class C†	5.968% (3 mo. USD Term SOFR + 2.30%	)#	4/20/2037	1,720,000	1,727,274
OHA Credit Funding 18 Ltd. Series 2024-18A Class A1†	5.168% (3 mo. USD Term SOFR + 1.50%	)#	4/20/2037	10,300,000	10,329,077
OHA Credit Funding 18 Ltd. Series 2024-18A Class D1†	7.118% (3 mo. USD Term SOFR + 3.45%	)#	4/20/2037	1,760,000	1,770,718
OHA Credit Funding 18 Ltd. Series 2024-18A Class E†	10.068% (3 mo. USD Term SOFR + 6.40%	)#	4/20/2037	2,500,000	2,532,475
OHA Credit Partners XVII Ltd. Series 2024-17A Class A†	4.988% (3 mo. USD Term SOFR + 1.32%	)#	1/18/2038	3,423,000	3,435,422
OneMain Financial Issuance Trust Series 2022-S1 Class C†	4.56%		5/14/2035	5,765,000	5,768,457
OneMain Financial Issuance Trust Series 2023-1A Class A†	5.50%		6/14/2038	8,383,000	8,648,979
OWN Equipment Fund I LLC Series 2024-2M Class A†	5.70%		12/20/2032	5,703,125	5,788,519

32	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND January 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
OWN Equipment Fund I LLC Series 2024-2M Class B†	6.43%		12/20/2032	$1,607,646	$1,629,327
Pagaya AI Debt Trust Series 2025-REV1 Class A†	5.011%		8/15/2035	15,025,000	15,044,725
Pagaya Point of Sale Holdings Grantor Trust Series 2025-1 Class A†	5.715%		1/20/2034	6,950,000	7,010,447
Palmer Square CLO Ltd. Series 2018-2A Class BR†	6.171% (3 mo. USD Term SOFR + 2.50%	)#	4/16/2037	5,000,000	5,019,545
Palmer Square CLO Ltd. Series 2022-5A Class A1R†	5.018% (3 mo. USD Term SOFR + 1.35%	)#	10/20/2037	1,500,000	1,506,045
Parallel Ltd. Series 2023-1A Class A1R†	5.058% (3 mo. USD Term SOFR + 1.39%	)#	7/20/2036	5,720,000	5,734,964
Park Blue CLO Ltd. Series 2022-1A Class A1R†	5.088% (3 mo. USD Term SOFR + 1.42%	)#	10/20/2037	9,050,000	9,088,589
Park Blue CLO Ltd. Series 2023-3A Class A1R†	5.148% (3 mo. USD Term SOFR + 1.48%	)#	4/20/2037	4,000,000	4,015,240
Park Blue CLO Ltd. Series 2023-3A Class D1R†	7.168% (3 mo. USD Term SOFR + 3.50%	)#	4/20/2038	12,250,000	12,313,565
Pikes Peak CLO 16 Ltd. Series 2024-16A Class A1†	5.128% (3 mo. USD Term SOFR + 1.46%	)#	7/25/2037	1,900,000	1,906,272
Pikes Peak CLO 3 Series 2019-3A Class ARR†	5.13% (3 mo. USD Term SOFR + 1.46%	)#	10/25/2034	1,900,000	1,902,347
Pikes Peak CLO 6 Series 2020-6A Class DRR†	6.375% (3 mo. USD Term SOFR + 2.50%	)#	5/18/2034	6,250,000	6,256,906
POLUS U.S. CLO I Ltd. Series 2024-1A Class C†	6.068% (3 mo. USD Term SOFR + 2.40%	)#	10/20/2037	2,800,000	2,816,738
Polus U.S. CLO II Ltd. Series 2024-1A Class E†	11.008% (3 mo. USD Term SOFR + 7.34%	)#	10/20/2037	2,000,000	2,024,942
Post CLO Ltd. Series 2018-1A Class ER†	11.351% (3 mo. USD Term SOFR + 7.68%	)#	10/16/2037	1,000,000	1,025,953
Post CLO Ltd. Series 2021-1A Class BR†	5.272% (3 mo. USD Term SOFR + 1.60%	)#	10/15/2034	10,000,000	10,011,110
Post CLO Ltd. Series 2024-1A Class B†	5.768% (3 mo. USD Term SOFR + 2.10%	)#	4/20/2037	5,000,000	5,015,235
Post CLO Ltd. Series 2024-1A Class C†	6.168% (3 mo. USD Term SOFR + 2.50%	)#	4/20/2037	5,000,000	5,020,190
Post CLO VI Ltd. Series 2024-2A Class C†	5.768% (3 mo. USD Term SOFR + 2.10%	)#	1/20/2038	1,000,000	1,003,750
Post Road Equipment Finance LLC Series 2025-1A Class E†	7.08%		5/17/2032	5,350,000	5,456,715

See Notes to Financial Statements.	33

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND January 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
PPM CLO 3 Ltd. Series 2019-3A Class A1R2†	4.788% (3 mo. USD Term SOFR + 1.12%	)#	7/17/2034	$1,400,000	$1,402,656
PPM CLO 6-R Ltd. Series 2022-6RA Class BR†	6.418% (3 mo. USD Term SOFR + 2.75%	)#	1/20/2037	5,000,000	5,024,060
Rad CLO 16 Ltd. Series 2022-16A Class A1R†	5.222% (3 mo. USD Term SOFR + 1.55%	)#	7/15/2037	5,000,000	5,022,190
Rad CLO 6 Ltd. Series 2019-6A Class A1R†	5.058% (3 mo. USD Term SOFR + 1.39%	)#	10/20/2037	2,630,000	2,641,130
Reach ABS Trust Series 2025-1A Class A†	4.96%		8/16/2032	498,959	500,427
Recette CLO Ltd. Series 2015-1A Class AR3†	4.698% (3 mo. USD Term SOFR + 1.03%	)#	4/20/2034	5,000,000	5,004,355
Regatta 32 Funding Ltd. Series 2025-4A Class A1†	5.008% (3 mo. USD Term SOFR + 1.34%	)#	7/25/2038	5,000,000	5,028,520
Regatta XXI Funding Ltd. Series 2021-3A Class BR†	5.422% (3 mo. USD Term SOFR + 1.75%	)#	10/15/2037	1,500,000	1,507,089
Republic Finance Issuance Trust Series 2024-A Class D†	9.49%		8/20/2032	6,200,000	6,383,536
Republic Finance Issuance Trust Series 2024-B Class C†	6.60%		11/20/2037	2,000,000	2,048,696
Republic Finance Issuance Trust Series 2024-B Class D†	8.83%		11/20/2037	10,115,000	10,410,030
Riserva CLO Ltd. Series 2016-3A Class AR3†	4.718% (3 mo. USD Term SOFR + 1.05%	)#	1/18/2034	1,300,000	1,302,287
Rockford Tower CLO Ltd. Series 2021-3A Class CBR†	5.872% (3 mo. USD Term SOFR + 2.20%	)#	1/15/2038	2,250,000	2,262,726
Rockford Tower CLO Ltd. Series 2024-1A Class E†	11.148% (3 mo. USD Term SOFR + 7.48%	)#	4/20/2037	2,500,000	2,528,285
Rockford Tower CLO Ltd. Series 2025-1A Class E†	9.272% (3 mo. USD Term SOFR + 5.60%	)#	3/31/2038	2,570,000	2,526,829
Rockland Park CLO Ltd. Series 2021-1A Class ER†	9.368% (3 mo. USD Term SOFR + 5.70%	)#	7/20/2038	5,000,000	5,036,340
Romark CLO - IV Ltd. Series 2021-4A Class A1R†	4.79% (3 mo. USD Term SOFR + 1.14%	)#	7/10/2034	5,100,000	5,103,019
RR 28 Ltd. Series 2024-28RA Class DR†	10.672% (3 mo. USD Term SOFR + 7.00%	)#	4/15/2037	500,000	506,298

34	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND January 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
RR 34 Ltd. Series 2024-34RA Class DR†	9.172% (3 mo. USD Term SOFR + 5.50%	)#	10/15/2039	$1,000,000	$1,010,489
RR 5 Ltd. Series 2018-5A Class A1R†	5.172% (3 mo. USD Term SOFR + 1.50%	)#	7/15/2039	1,000,000	1,003,350
Sagard-Halseypoint CLO 8 Ltd. Series 2024-8A Class D2†	7.667% (3 mo. USD Term SOFR + 4.00%	)#	1/30/2038	5,625,000	5,644,091
Sagard-Halseypoint CLO 9 Ltd. Series 2025-9A Class B†	5.568% (3 mo. USD Term SOFR + 1.90%	)#	4/20/2038	3,000,000	3,018,399
Sagard-Halseypoint CLO 9 Ltd. Series 2025-9A Class C1†	5.818% (3 mo. USD Term SOFR + 2.15%	)#	4/20/2038	1,000,000	1,007,807
Sandstone Peak II Ltd. Series 2023-1A Class A1R†	5.078% (3 mo. USD Term SOFR + 1.41%	)#	7/20/2038	10,000,000	10,034,010
Sandstone Peak II Ltd. Series 2023-1A Class D1R†	6.968% (3 mo. USD Term SOFR + 3.30%	)#	7/20/2038	5,000,000	5,033,535
Sandstone Peak III Ltd. Series 2024-1A Class A1†	5.298% (3 mo. USD Term SOFR + 1.63%	)#	4/25/2037	3,500,000	3,507,203
Sandstone Peak III Ltd. Series 2024-1A Class D1†	7.518% (3 mo. USD Term SOFR + 3.85%	)#	4/25/2037	1,780,000	1,782,601
Sandstone Peak Ltd. Series 2021-1A Class B1R†	5.502% (3 mo. USD Term SOFR + 1.83%	)#	10/15/2034	1,250,000	1,252,350
Saratoga Investment Corp. Senior Loan Fund Ltd. Series 2022-1A Class BR†	5.668% (3 mo. USD Term SOFR + 2.00%	)#	10/20/2037	3,000,000	3,007,458
Saratoga Investment Corp. Senior Loan Fund Ltd. Series 2022-1A Class CR†	6.068% (3 mo. USD Term SOFR + 2.40%	)#	10/20/2037	5,750,000	5,763,495
Saratoga Investment Corp. Senior Loan Fund Ltd. Series 2022-1A Class D1R†	7.318% (3 mo. USD Term SOFR + 3.65%	)#	10/20/2037	4,000,000	4,007,868
SCF Equipment Trust LLC Series 2025-1A Class E†	6.75%		11/20/2035	3,200,000	3,338,638
SEB Funding LLC Series 2021-1A Class A2†	4.969%		1/30/2052	4,961,565	4,955,544
Shackleton CLO Ltd. Series 2019-14A Class A1RR†	4.868% (3 mo. USD Term SOFR + 1.20%	)#	7/20/2034	2,800,000	2,806,098

See Notes to Financial Statements.	35

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND January 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Sierra Timeshare Receivables Funding LLC Series 2024-3A Class D†	6.93%		8/20/2041	$1,637,238	$1,651,654
Signal Peak CLO 5 Ltd. Series 2018-5A Class A1R†	5.218% (3 mo. USD Term SOFR + 1.55%	)#	4/25/2037	4,600,000	4,613,280
Signal Peak CLO 7 Ltd. Series 2019-1A Class CR†	5.818% (3 mo. USD Term SOFR + 2.15%	)#	10/20/2037	3,500,000	3,521,294
Silver Point CLO 10 Ltd. Series 2025-10A Class A1†	5.122% (3 mo. USD Term SOFR + 1.45%	)#	7/15/2038	5,135,000	5,159,997
Silver Point CLO 10 Ltd. Series 2025-10A Class B†	5.472% (3 mo. USD Term SOFR + 1.80%	)#	7/15/2038	4,500,000	4,521,010
Silver Point CLO 4 Ltd. Series 2024-4A Class A1†	5.302% (3 mo. USD Term SOFR + 1.63%	)#	4/15/2037	20,320,000	20,364,704
Silver Point CLO 4 Ltd. Series 2024-4A Class D†	7.772% (3 mo. USD Term SOFR + 4.10%	)#	4/15/2037	900,000	907,691
Silver Point CLO 6 Ltd. Series 2024-6A Class E†	9.972% (3 mo. USD Term SOFR + 6.30%	)#	10/15/2037	3,550,000	3,596,288
Silver Point CLO 9 Ltd. Series 2025-9A Class A1†	5.192% (3 mo. USD Term SOFR + 1.52%	)#	3/31/2038	11,500,000	11,559,823
Silver Point CLO 9 Ltd. Series 2025-9A Class D1†	7.272% (3 mo. USD Term SOFR + 3.60%	)#	3/31/2038	2,500,000	2,532,268
Silver Point CLO 9 Ltd. Series 2025-9A Class E†	10.572% (3 mo. USD Term SOFR + 6.90%	)#	3/31/2038	2,000,000	2,039,146
Sixth Street CLO VIII Ltd. Series 2017-8A Class BR2†	5.468% (3 mo. USD Term SOFR + 1.80%	)#	10/20/2034	2,380,950	2,383,693
Sixth Street CLO XV Ltd. Series 2020-15A Class AR†	5.038% (3 mo. USD Term SOFR + 1.37%	)#	10/24/2037	1,500,000	1,506,684
Sixth Street CLO XVI Ltd. Series 2020-16A Class DR†	8.318% (3 mo. USD Term SOFR + 4.65%	)#	1/20/2037	3,000,000	3,000,150
Sixth Street CLO XVI Ltd. Series 2020-16A Class ER†	11.088% (3 mo. USD Term SOFR + 7.42%	)#	1/20/2037	5,000,000	5,000,250

36	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND January 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Sixth Street CLO XXI Ltd. Series 2022-21A Class AR†	5.04% (3 mo. USD Term SOFR + 1.37%	)#	10/21/2037	$1,500,000	$1,505,259
Sotheby’s Artfi Master Trust Series 2024-1A Class A2†	5.195% (3 mo. USD Term SOFR + 1.50%	)#	12/22/2031	5,223,000	5,223,947
Sotheby’s Artfi Master Trust Series 2026-1A Class A2†(b)	4.921% (3 mo. USD Term SOFR + 1.25%	)#	6/20/2033	22,775,000	22,853,505
Steele Creek CLO Ltd. Series 2022-1A Class C2R†	6.672% (3 mo. USD Term SOFR + 3.00%	)#	4/15/2038	11,000,000	11,030,910
Stream Innovations Issuer Trust Series 2024-2A Class A†	5.21%		2/15/2045	4,233,840	4,285,889
Stream Innovations Issuer Trust Series 2025-1A Class A†	5.05%		9/15/2045	4,554,827	4,602,930
Sunbit Asset Securitization Trust Series 2025-1 Class A†	5.36%		7/15/2030	7,170,000	7,196,937
Sycamore Tree CLO Ltd. Series 2021-1A Class AR†	5.058% (3 mo. USD Term SOFR + 1.39%	)#	1/20/2038	5,550,000	5,575,069
Sycamore Tree CLO Ltd. Series 2023-2A Class BR†	6.018% (3 mo. USD Term SOFR + 2.35%	)#	1/20/2037	3,000,000	3,009,408
Sycamore Tree CLO Ltd. Series 2023-2A Class ER†	11.348% (3 mo. USD Term SOFR + 7.68%	)#	1/20/2037	6,000,000	6,015,906
Sycamore Tree CLO Ltd. Series 2023-3A Class BR†	5.818% (3 mo. USD Term SOFR + 2.15%	)#	4/20/2037	7,410,000	7,437,773
Sycamore Tree CLO Ltd. Series 2023-3A Class D1R†	7.918% (3 mo. USD Term SOFR + 4.25%	)#	4/20/2037	5,750,000	5,773,926
Sycamore Tree CLO Ltd. Series 2025-6A Class B†	5.268% (3 mo. USD Term SOFR + 1.60%	)#	4/20/2038	2,550,000	2,558,882
Sycamore Tree CLO Ltd. Series 2025-7A Class E†	9.168% (3 mo. USD Term SOFR + 5.50%	)#	8/28/2038	5,000,000	5,000,750
TCW CLO Ltd. Series 2024-1A Class AJ†	5.471% (3 mo. USD Term SOFR + 1.80%	)#	1/16/2037	6,000,000	6,012,030
Thayer Park CLO Ltd. Series 2017-1A Class A1RR†	4.668% (3 mo. USD Term SOFR + 1.00%	)#	4/20/2034	10,000,000	10,018,000

See Notes to Financial Statements.	37

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND January 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Tikehau U.S. CLO III Ltd. Series 2022-2A Class C1R†	6.868% (3 mo. USD Term SOFR + 3.20%	)#	1/20/2036	$5,450,000	$5,479,566
TPG CLO Ltd. Series 2025-1A Class D1†	7.313% (3 mo. USD Term SOFR + 3.35%	)#	7/15/2038	5,550,000	5,610,001
Trestles CLO II Ltd. Series 2018-2A Class B2R†	5.818% (3 mo. USD Term SOFR + 2.15%	)#	7/25/2037	2,000,000	2,003,810
Trestles CLO V Ltd. Series 2021-5A Class CR†	5.918% (3 mo. USD Term SOFR + 2.25%	)#	10/20/2034	9,250,000	9,266,224
Trimaran CAVU Ltd. Series 2022-1A Class ER†	10.589% (3 mo. USD Term SOFR + 6.92%	)#	10/22/2037	1,750,000	1,766,224
Trimaran CAVU Ltd. Series 2024-1A Class E†	9.918% (3 mo. USD Term SOFR + 6.25%	)#	1/25/2038	4,400,000	4,479,750
Trinitas CLO XIV Ltd. Series 2020-14A Class CR2†	5.768% (3 mo. USD Term SOFR + 2.10%	)#	1/25/2034	1,700,000	1,704,848
Trinitas CLO XVI Ltd. Series 2021-16A Class B1R†	5.368% (3 mo. USD Term SOFR + 1.70%	)#	7/20/2034	9,000,000	9,012,744
Trinitas CLO XX Ltd. Series 2022-20A Class A1R†	4.708% (3 mo. USD Term SOFR + 1.04%	)#	7/20/2035	2,050,000	2,051,443
Trinitas CLO XX Ltd. Series 2022-20A Class D1R†	6.668% (3 mo. USD Term SOFR + 3.00%	)#	7/20/2035	5,000,000	5,008,580
Trinitas CLO XXII Ltd. Series 2023-22A Class ER†	9.668% (3 mo. USD Term SOFR + 6.00%	)#	3/20/2038	2,000,000	2,021,204
Trinitas CLO XXIV Ltd. Series 2024-24A Class C†	6.418% (3 mo. USD Term SOFR + 2.75%	)#	4/25/2037	9,450,000	9,490,493
Trinitas CLO XXIV Ltd. Series 2024-24A Class D1†	7.768% (3 mo. USD Term SOFR + 4.10%	)#	4/25/2037	1,840,000	1,842,686
Trinitas CLO XXIX Ltd. Series 2024-29A Class A1†	5.161% (3 mo. USD Term SOFR + 1.49%	)#	7/23/2037	3,240,000	3,249,195
Trinitas CLO XXIX Ltd. Series 2024-29A Class C†	6.021% (3 mo. USD Term SOFR + 2.35%	)#	7/23/2037	4,530,000	4,558,643
Trinitas CLO XXIX Ltd. Series 2024-29A Class E†	10.171% (3 mo. USD Term SOFR + 6.50%	)#	7/23/2037	6,250,000	6,292,269

38	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND January 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Trinitas CLO XXVI Ltd. Series 2023-26A Class C1R†	6.068% (3 mo. USD Term SOFR + 2.40%	)#	7/20/2038	$12,750,000	$12,858,464
Trinitas CLO XXVI Ltd. Series 2023-26A Class DR†	7.368% (3 mo. USD Term SOFR + 3.70%	)#	7/20/2038	1,750,000	1,776,964
Trinitas CLO XXVI Ltd. Series 2023-26A Class ER†	10.418% (3 mo. USD Term SOFR + 6.75%	)#	7/20/2038	5,000,000	5,087,130
Trinitas CLO XXVII Ltd. Series 2024-27A Class B†	5.868% (3 mo. USD Term SOFR + 2.20%	)#	4/18/2037	500,000	501,785
Trinitas CLO XXVII Ltd. Series 2024-27A Class C1†	6.468% (3 mo. USD Term SOFR + 2.80%	)#	4/18/2037	1,376,189	1,381,369
Trinitas CLO XXVII Ltd. Series 2024-27A Class D1†	7.968% (3 mo. USD Term SOFR + 4.30%	)#	4/18/2037	1,230,000	1,239,604
Trinitas CLO XXVIII Ltd. Series 2024-28A Class B†	5.768% (3 mo. USD Term SOFR + 2.10%	)#	4/25/2037	1,000,000	1,003,419
Trinitas CLO XXVIII Ltd. Series 2024-28A Class D†	7.668% (3 mo. USD Term SOFR + 4.00%	)#	4/25/2037	3,150,000	3,172,371
Trinitas CLO XXXII Ltd. Series 2025-32A Class E†	9.471% (3 mo. USD Term SOFR + 5.80%	)#	7/23/2038	7,500,000	7,559,550
Trinitas CLO XXXIV Ltd. Series 2025-34A Class D1†	7.669% (3 mo. USD Term SOFR + 4.00%	)#	4/22/2038	250,000	254,028
Verdant Receivables LLC Series 2024-1A Class D†	7.23%		12/12/2031	1,550,000	1,618,322
Verdant Receivables LLC Series 2025-1A Class D†	6.49%		5/12/2033	2,750,000	2,840,417
VFI ABS LLC Series 2025-1A Class A†	4.78%		6/24/2030	6,117,383	6,153,446
Vibrant CLO XII Ltd. Series 2021-12A Class A1A2†	4.818% (3 mo. USD Term SOFR + 1.15%	)#	4/20/2034	1,000,000	1,000,691
Vibrant CLO XII Ltd. Series 2021-12A Class A2RR†	5.318% (3 mo. USD Term SOFR + 1.65%	)#	4/20/2034	5,700,000	5,705,523
Vibrant CLO XR Ltd. Series 2018-10RA Class C1†	8.668% (3 mo. USD Term SOFR + 5.00%	)#	4/20/2036	2,920,000	2,943,097

See Notes to Financial Statements.	39

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND January 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Vibrant CLO XVI Ltd. Series 2023-16A Class C1R†	7.272% (3 mo. USD Term SOFR + 3.60%	)#	7/15/2036	$5,250,000	$5,288,703
Voya CLO Ltd. Series 2015-3A Class A3R4†	5.118% (3 mo. USD Term SOFR + 1.45%	)#	10/20/2031	4,055,000	4,061,804
Voya CLO Ltd. Series 2015-3A Class BR4†	5.468% (3 mo. USD Term SOFR + 1.80%	)#	10/20/2031	18,000,000	18,034,650
Voya CLO Ltd. Series 2024-1A Class E†	10.322% (3 mo. USD Term SOFR + 6.65%	)#	4/15/2037	6,000,000	6,071,958
Voya CLO Ltd. Series 2024-5A Class C†	5.672% (3 mo. USD Term SOFR + 2.00%	)#	10/15/2037	1,050,000	1,054,025
Warwick Capital CLO 3 Ltd. Series 2024-3A Class D†	8.168% (3 mo. USD Term SOFR + 4.50%	)#	4/20/2037	2,670,000	2,687,056
Warwick Capital CLO 5 Ltd. Series 2024-5A Class A1†	5.028% (3 mo. USD Term SOFR + 1.36%	)#	1/20/2038	3,000,000	3,010,287
Warwick Capital CLO 6 Ltd. Series 2025-6A Class E†	9.668% (3 mo. USD Term SOFR + 6.00%	)#	7/20/2038	6,000,000	6,114,984
Warwick Capital CLO 7 Ltd. Series 2025-7A Class SUB†	Zero coupon	#(d)	10/21/2038	2,000,000	1,577,518	(a)
Wellfleet CLO Ltd. Series 2020-1A Class BRR†	5.472% (3 mo. USD Term SOFR + 1.80%	)#	4/15/2033	9,120,000	9,135,705
Wellfleet CLO Ltd. Series 2021-2A Class CR†	5.872% (3 mo. USD Term SOFR + 2.20%	)#	7/15/2034	13,900,000	13,953,751
Wellington Management CLO 2 Ltd. Series 2024-2A Class A†	5.218% (3 mo. USD Term SOFR + 1.55%	)#	4/20/2037	3,300,000	3,308,174
Wellington Management CLO 2 Ltd. Series 2024-2A Class E†	10.568% (3 mo. USD Term SOFR + 6.90%	)#	4/20/2037	500,000	507,509
Whitebox CLO I Ltd. Series 2019-1A Class A1R3†	4.848% (3 mo. USD Term SOFR + 1.18%	)#	1/24/2037	10,565,000	10,572,079
Whitebox CLO III Ltd. Series 2021-3A Class A1R†	4.942% (3 mo. USD Term SOFR + 1.27%	)#	10/15/2035	9,320,000	9,325,946
Whitebox CLO IV Ltd. Series 2023-4A Class A2R†	5.468% (3 mo. USD Term SOFR + 1.80%	)#	4/20/2036	16,000,000	16,032,848
Whitebox CLO IV Ltd. Series 2023-4A Class ER†	10.148% (3 mo. USD Term SOFR + 6.48%	)#	4/20/2036	1,160,000	1,173,120

40	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND January 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Wind River CLO Ltd. Series 2021-4A Class AR†	4.90% (3 mo. USD Term SOFR + 1.23%	)#	1/20/2035	$19,050,000	$19,088,252
Wind River CLO Ltd. Series 2022-1A Class AR†	5.018% (3 mo. USD Term SOFR + 1.35%	)#	7/20/2035	6,300,000	6,302,369
Wind River CLO Ltd. Series 2024-1A Class A†	5.268% (3 mo. USD Term SOFR + 1.60%	)#	4/20/2037	18,700,000	18,744,562
Wise CLO Ltd. Series 2025-2A Class C†	5.968% (3 mo. USD Term SOFR + 2.30%	)#	4/20/2038	7,000,000	7,032,949
Zais CLO 17 Ltd. Series 2021-17A Class A1R†	5.218% (3 mo. USD Term SOFR + 1.55%	)#	10/20/2037	3,900,000	3,906,509
Zaxbys Funding LLC Series 2021-1A Class A2†	3.238%		7/30/2051	3,530,635	3,369,566
Total					2,364,136,857
Total Asset-Backed Securities (cost $2,820,802,569)					2,824,833,558

CORPORATE BONDS 7.43%

Auto Manufacturers 0.73%
Ford Motor Credit Co. LLC	5.711% (SOFR + 2.03%	)#	3/20/2028	3,000,000	3,032,359
General Motors Financial Co., Inc.	4.956% (SOFR + 1.29%	)#	1/7/2030	10,000,000	10,013,690
Hyundai Capital America†	5.03% (SOFR + 1.35%	)#	3/27/2030	9,000,000	9,128,323
Nissan Motor Acceptance Co. LLC†	5.734% (SOFR + 2.05%	)#	9/13/2027	5,416,000	5,393,553
Total					27,567,925

Banks 4.46%
ABN AMRO Bank NV (Netherlands)†(e)	5.462% (SOFR + 1.78%	)#	9/18/2027	700,000	705,824
ANZ New Zealand International Ltd. (United Kingdom)†(e)(f)	4.407% (SOFR + 0.75%	)#	1/22/2031	6,667,000	6,685,168
Australia & New Zealand Banking Group Ltd. (Australia)†(e)	4.292% (SOFR + 0.59%	)#	12/8/2028	2,493,000	2,501,443
Bank of Montreal (Canada)(e)	4.574% (SOFR + 0.88%	)#	9/10/2027	1,000,000	1,002,641
Bank of Nova Scotia (Canada)(e)	4.746% (SOFR + 1.08%	)#	8/1/2029	1,570,000	1,588,634
BPCE SA (France)†(e)	5.646% (SOFR + 1.98%	)#	10/19/2027	250,000	252,415

See Notes to Financial Statements.	41

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND January 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Banks (continued)
Canadian Imperial Bank of Commerce (Canada)(e)	4.62% (SOFR + 0.93%	)#	9/11/2027	$938,000	$940,847
Citibank NA	4.851% (SOFR + 1.12%	)#	5/29/2030	6,481,000	6,586,251
Citigroup, Inc.	4.69% (3 mo. USD Term SOFR + 0.81%	)#	8/25/2036	10,696,000	9,679,008
Citigroup, Inc.	4.861% (SOFR + 1.17%	)#	9/11/2031	9,250,000	9,385,366
Deutsche Bank AG	5.135% (SOFR + 1.30%	)#	8/4/2031	4,703,000	4,734,610
Goldman Sachs Group, Inc.	4.746% (SOFR + 1.08%	)#	1/28/2031	20,859,000	21,040,602
Goldman Sachs Group, Inc.	4.956% (SOFR + 1.29%	)#	4/23/2028	3,877,000	3,910,579
Goldman Sachs Group, Inc.	5.534% (SOFR + 1.85%	)#	3/15/2028	1,633,000	1,654,507
HSBC Holdings PLC (United Kingdom)(e)	4.777% (SOFR + 1.03%	)#	3/3/2029	5,000,000	5,024,546
Huntington National Bank	4.386% (SOFR + 0.72%	)#	4/12/2028	3,777,000	3,780,403
JPMorgan Chase & Co.	4.466% (SOFR + 0.80%	)#	1/24/2029	5,000,000	5,017,272
JPMorgan Chase & Co.	4.596% (SOFR + 0.93%	)#	7/22/2028	1,967,000	1,978,481
Lloyds Banking Group PLC (United Kingdom)(e)	4.824% (SOFR + 1.06%	)#	11/26/2028	5,000,000	5,032,144
Lloyds Banking Group PLC (United Kingdom)(e)	4.957% (SOFR + 1.10%	)#	11/4/2031	17,660,000	17,730,883
Morgan Stanley	4.586% (SOFR + 0.92%	)#	10/18/2029	10,000,000	10,055,075
Morgan Stanley	5.046% (SOFR + 1.38%	)#	4/12/2029	6,000,000	6,085,312
Morgan Stanley Bank NA	4.607% (SOFR + 0.87%	)#	5/26/2028	800,000	803,138
National Australia Bank Ltd. (Australia)†(e)	4.257% (SOFR + 0.60%	)#	10/26/2027	781,000	784,753
NatWest Group PLC (United Kingdom)(e)	5.102% (SOFR + 1.30%	)#	11/15/2028	200,000	201,815
NatWest Markets PLC (United Kingdom)†(e)	4.631% (SOFR + 0.95%	)#	3/21/2028	3,959,000	3,988,762

42	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND January 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Banks (continued)
NatWest Markets PLC (United Kingdom)†(e)	4.926% (SOFR + 1.14%	)#	5/17/2029	$5,528,000	$5,585,179
Societe Generale SA (France)†(e)	4.871% (SOFR + 1.10%	)#	2/19/2027	710,000	713,474
Standard Chartered PLC (United Kingdom)†(e)	4.586% (SOFR + 0.92%	)#	1/13/2030	10,000,000	10,021,257
Swedbank AB (Sweden)†(e)	4.797% (SOFR + 1.03%	)#	11/20/2029	1,824,000	1,850,752
Toronto-Dominion Bank (Canada)(e)	4.486% (SOFR + 0.82%	)#	1/31/2028	2,413,000	2,426,658
Toronto-Dominion Bank (Canada)(e)	4.713% (SOFR + 1.03%	)#	12/17/2029	4,000,000	4,033,667
U.S. Bank NA	4.696% (SOFR + 0.91%	)#	5/15/2028	7,007,000	7,043,638
Wells Fargo & Co.	5.036% (SOFR + 1.37%	)#	4/23/2029	5,000,000	5,084,621
Total					167,909,725

Diversified Financial Services 0.59%
American Express Co.	4.686% (SOFR + 1.02%	)#	1/30/2031	6,000,000	6,034,229
American Express Co.	4.927% (SOFR + 1.26%	)#	4/25/2029	6,000,000	6,078,072
Bread Financial Holdings, Inc.†	6.75%		5/15/2031	8,823,000	9,097,625
ILFC E-Capital Trust I†	6.35%	#	12/21/2065	1,035,000	891,653
Total					22,101,579

Health Care-Services 0.03%
HCA, Inc.	4.612% (SOFR + 0.87%	)#	3/1/2028	1,134,000	1,138,887

Insurance 0.39%
Athene Global Funding†	4.496% (SOFR + 0.83%	)#	1/7/2027	3,000,000	3,006,108
Corebridge Global Funding†	4.416% (SOFR + 0.75%	)#	1/7/2028	2,071,000	2,071,987
F&G Global Funding†	5.031% (SOFR + 1.33%	)#	9/8/2028	7,355,000	7,413,698
Jackson National Life Global Funding†	4.636% (SOFR + 0.97%	)#	1/14/2028	2,161,000	2,172,918
Total					14,664,711

See Notes to Financial Statements.	43

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND January 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Mining 0.15%
Glencore Funding LLC†	4.425% (SOFR + 0.75%	)#	10/1/2026	$2,064,000	$2,068,420
Glencore Funding LLC†	4.735% (SOFR + 1.06%	)#	4/4/2027	1,737,000	1,745,552
Rio Tinto Finance USA PLC (United Kingdom)(e)	4.524% (SOFR + 0.84%	)#	3/14/2028	1,844,000	1,859,628
Total					5,673,600

Multi-National 0.37%
European Bank for Reconstruction & Development (United Kingdom)(e)	4.116% (SOFR + 0.33%	)#	2/20/2028	14,000,000	14,014,956

Oil & Gas 0.30%
Chevron USA, Inc.	4.486% (SOFR + 0.82%	)#	10/15/2030	11,156,000	11,260,425

REITS 0.11%
Vornado Realty LP	5.75%		2/1/2033	4,179,000	4,227,956

Software 0.14%
Oracle Corp.	4.602% (SOFR + 0.76%	)#	8/3/2028	5,177,000	5,093,038

Telecommunications 0.16%
NTT Finance Corp. (Japan)†(e)	4.968% (SOFR + 1.31%	)#	7/16/2030	6,000,000	6,105,883
Total Corporate Bonds (cost $277,737,865)					279,758,685

FLOATING RATE LOANS(g) 7.98%

Aerospace & Defense 0.20%
TransDigm, Inc. 2025 Term Loan K	5.922% (1 mo. USD Term SOFR + 2.25%	)	3/22/2030	7,670,775	7,672,693

Airlines 0.30%
American Airlines, Inc. 2025 Term Loan	5.918% (3 mo. USD Term SOFR + 2.25%	)	4/20/2028	7,472,343	7,487,923
Vista Management Holding, Inc. 2025 Term Loan B	7.411% (3 mo. USD Term SOFR + 3.75%	)	4/1/2031	3,960,000	3,977,325
Total					11,465,248

44	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND January 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Auto Parts & Equipment 0.16%
Clarios Global LP 2024 USD Term Loan B (Canada)(e)	6.172% (1 mo. USD Term SOFR + 2.50%	)	5/6/2030	$5,969,849	$5,974,536

Chemicals 0.11%
Solstice Advanced Materials, Inc. Term Loan B	5.417% (3 mo. USD Term SOFR + 1.75%	)	10/29/2032	4,000,000	4,023,760

Commercial Services 0.36%
Albion Financing 3 SARL 2025 USD Term Loan (Luxembourg)(e)	–	(c)	5/21/2031	8,579,000	8,556,223
Garda World Security Corp. 2026 Term Loan B (Canada)(e)	6.421% (3 mo. USD Term SOFR + 2.75%	)	2/1/2029	4,950,000	4,950,000
Total					13,506,223

Computers 0.11%
Surf Holdings LLC 2025 Incremental Term Loan	–	(c)	3/5/2027	4,000,000	3,971,760

Consumer Cyclicals 0.27%
Lowes Cos., Inc. Delayed Draw Term Loan	–	(c)	9/15/2028	10,000,000	9,962,500

Diversified Financial Services 1.42%
Atlas Warehouse Lending Co. LP Term Loan	5.175% (1 mo. USD Term SOFR + 1.50%	)	4/10/2026	13,000,000	13,065,000
Avolon TLB Borrower 1 U.S. LLC 2023 Term Loan B6	5.421% (1 mo. USD Term SOFR + 1.75%	)	6/24/2030	7,624,980	7,665,888
Citadel Securities LP 2024 First Lien Term Loan	5.672% (3 mo. USD Term SOFR + 2.00%	)	10/31/2031	178,940	179,412
Citadel Securities LP 2024 Term Loan B	5.672% (1 mo. USD Term SOFR + 2.00%	)	7/29/2030	99,001	99,262
DRW Holdings LLC 2024 Term Loan B	7.172% (1 mo. USD Term SOFR + 3.50%	)	6/26/2031	6,921,440	6,841,428
Guggenheim Partners LLC 2024 Term Loan B	6.172% (3 mo. USD Term SOFR + 2.50%	)	11/26/2031	8,825,314	8,847,377
Hudson River Trading LLC 2026 Repriced
Term Loan B	6.173% (1 mo. USD Term SOFR + 2.50%	)	3/18/2030	10,686,078	10,660,485
Jane Street Group LLC 2024 Term Loan B1	5.822% (3 mo. USD Term SOFR + 2.00%	)	12/15/2031	6,061,785	6,025,414
Total					53,384,266

See Notes to Financial Statements.	45

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND January 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Electric 0.54%
NRG Energy, Inc. 2024 Term Loan	5.521% - 5.52%
	(1 mo. USD Term SOFR + 1.75%	)
	(3 mo. USD Term SOFR + 1.75%	)	4/16/2031		$13,043,332	$13,074,310
Vistra Operations Co. LLC 1st Lien Term Loan B3	5.422% (1 mo. USD Term SOFR + 1.75%	)	12/20/2030		7,165,608	7,185,206
Total						20,259,516

Electronics 0.23%
Amphenol Corp. Term Loan	–	(c)	8/22/2028		6,779,000	6,753,579
Honeywell International, Inc. Term Loan A1	4.547% (1 mo. USD Term SOFR + 0.88%	)	5/7/2027		2,062,500	2,065,078
Total						8,818,657

Entertainment 0.00%
GVC Holdings Gibraltar Ltd. 2024 EUR Term Loan B4	5.519% (3 mo. EURIBOR + 3.50%	)	6/30/2028	EUR	44,146	52,763

Environmental Control 0.41%
GFL Environmental, Inc. 2025 Term Loan B (Canada)(e)	6.273% (3 mo. USD Term SOFR + 2.50%	)	3/3/2032		$3,990,000	3,996,664
Madison IAQ LLC 2025 Repriced Term Loan	6.378% (6 mo. USD Term SOFR + 2.75%	)	11/8/2032		4,487,822	4,502,205
Reworld Holding Corp. 2025 1st Lien Term Loan B	5.923% (1 mo. USD Term SOFR + 2.25%	)	1/15/2031		6,900,000	6,903,243
Total						15,402,112

Food 0.18%
Chobani LLC 2025 Term Loan B	5.922% (1 mo. USD Term SOFR + 2.25%	)	10/28/2032		6,800,000	6,823,800

Health Care Products 0.09%
Elanco Animal Health, Inc. 2025 Term Loan B	5.45% (1 mo. USD Term SOFR + 1.75%	)	10/31/2032		3,500,000	3,504,813

Health Care Services 0.07%
Surgery Center Holdings, Inc. 2025 Term Loan B	6.172% (1 mo. USD Term SOFR + 2.50%	)	12/19/2030		2,493,734	2,500,442

46	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND January 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Household Equipment/Products 0.21%
GC Ferry Acquisition I, Inc. Delayed Draw Term Loan(h)	–	(c)	8/16/2032	$1,152,083	$1,144,704
GC Ferry Acquisition I, Inc. Term Loan	7.172% (3 mo. USD Term SOFR + 3.50%	)	8/16/2032	6,747,917	6,704,696
Total					7,849,400

Household Products 0.12%
Reynolds Consumer Products LLC 2025 Term Loan B	5.422% (1 mo. USD Term SOFR + 1.75%	)	3/4/2032	4,593,318	4,632,361

Insurance 0.13%
Asurion LLC 2023 Term Loan B11	8.022% (1 mo. USD Term SOFR + 4.25%	)	8/19/2028	4,987,180	5,001,193

Internet 0.09%
Gen Digital, Inc. 2024 Term Loan B	–	(c)	9/12/2029	3,410,089	3,380,250

Leisure Time 0.16%
Peloton Interactive, Inc. 2024 Term Loan B	9.172% (1 mo. USD Term SOFR + 5.50%	)	5/30/2029	5,914,951	5,994,448

Machinery: Diversified 0.35%
CompoSecure Holdings LLC Term Loan	5.928% (1 mo. USD Term SOFR + 2.25%	)	1/14/2033	7,223,000	7,218,522
INNIO Group Holding GmbH 2025 Term Loan B2 (Austria)(e)	5.925% (1 mo. USD Term SOFR + 2.25%	)	11/2/2028	6,021,000	6,029,790
Total					13,248,312

Media 0.62%
Charter Communications Operating LLC 2023 Term Loan B4	5.661% (3 mo. USD Term SOFR + 2.00%	)	12/7/2030	6,555,828	6,547,338
Charter Communications Operating LLC 2024 Term Loan B5	5.911% (3 mo. USD Term SOFR + 2.25%	)	12/15/2031	8,783,788	8,782,822
Virgin Media Bristol LLC 2020 USD Term Loan Q	7.045% (1 mo. USD Term SOFR + 3.25%	)	1/31/2029	6,000,000	6,001,140
Virgin Media Bristol LLC 2023 USD Term Loan Y	–	(c)	3/31/2031	2,000,000	1,969,370
Total					23,300,670

See Notes to Financial Statements.	47

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND January 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Oil & Gas 0.15%
Hilcorp Energy I LP Term Loan B	5.425% (1 mo. USD Term SOFR + 1.75%	)	2/11/2030	$5,667,974	$5,682,144

Pharmaceuticals 0.25%
Alkermes, Inc. 2026 Term Loan B	–	(c)	1/28/2031	1,707,000	1,715,535
Organon & Co. 2024 USD Term Loan	–	(c)	5/19/2031	8,000,000	7,770,000
Total					9,485,535

Pipelines 0.19%
Colossus Acquireco LLC Term Loan B	5.41% (3 mo. CME Term SOFR + 1.75%	)	7/30/2032	3,733,750	3,724,808
Gray Oak Pipeline LLC Delayed Draw Term Loan	5.022% (3 mo. USD Term SOFR + 1.35%	)	10/14/2026	3,500,000	3,496,503
Total					7,221,311

Real Estate Investment Trusts 0.34%
Blackstone Mortgage Trust, Inc. 2025 Term Loan B	6.172% (1 mo. USD Term SOFR + 2.50%	)	12/20/2032	3,800,000	3,800,019
Blackstone Mortgage Trust, Inc. 2026 Repriced Term Loan	6.172% (1 mo. USD Term SOFR + 2.50%	)	12/10/2030	3,391,252	3,394,083
Host Hotels & Resorts LP 2023 Term Loan A2	4.572% (1 mo. USD Term SOFR + 0.90%	)	1/4/2028	917,000	909,550
Invitation Homes Operating Partnership LP 2024 Term Loan	4.63% (1 mo. USD Term SOFR + 0.85%	)	9/9/2028	4,632,000	4,632,000
Total					12,735,652

Retail 0.39%
Great Outdoors Group LLC 2025 Term Loan B	6.922% (1 mo. USD Term SOFR + 3.25%	)	1/23/2032	3,982,368	3,987,844
Murphy USA, Inc. Term Loan B	5.45% (1 mo. USD Term SOFR + 1.75%	)	4/7/2032	3,196,987	3,230,955
Peer Holding III BV 2025 USD Term Loan B (Netherlands)(e)	5.922% (3 mo. USD Term SOFR + 2.25%	)	9/29/2032	7,400,000	7,411,581
Total					14,630,380

Software 0.20%
AthenaHealth Group, Inc. 2022 Term Loan B	–	(c)	2/15/2029	3,750,000	3,708,206
UKG, Inc. 2024 Term Loan B	–	(c)	2/10/2031	4,000,000	3,909,160
Total					7,617,366

48	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND January 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Transportation 0.14%
Rand Parent LLC 2025 Term Loan B	6.672% (3 mo. USD Term SOFR + 3.00%	)	3/18/2030	$5,259,375	$5,277,441

Utilities 0.19%
Talen Energy Supply LLC 2025 Term Loan B	5.672% (3 mo. USD Term SOFR + 2.00%	)	11/25/2032	7,200,000	7,210,800
Total Floating Rate Loans (cost $300,666,210)					300,590,352

FOREIGN GOVERNMENT OBLIGATIONS(e) 0.01%

South Korea 0.01%
Korea National Oil Corp.† (cost $302,000)	4.57% (SOFR + 0.90%	)#	9/30/2027	302,000	304,000

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 1.32%
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-DNA2 Class B2†	12.197% (30 day USD SOFR Average + 8.50%	)#	2/25/2042	1,720,000	1,840,059
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-DNA3 Class M2†	8.047% (30 day USD SOFR Average + 4.35%	)#	4/25/2042	9,500,000	9,882,496
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA2 Class A1†	4.947% (30 day USD SOFR Average + 1.25%	)#	5/25/2044	4,649,310	4,670,505
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA1 Class A1†	4.947% (30 day USD SOFR Average + 1.25%	)#	3/25/2044	11,414,308	11,478,717
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA2 Class A1†	4.947% (30 day USD SOFR Average + 1.25%	)#	8/25/2044	3,266,666	3,280,561
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2025-DNA1 Class A1†	4.647% (30 day USD SOFR Average + 0.95%	)#	1/25/2045	989,750	991,486
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R02 Class 2B2†	11.347% (30 day USD SOFR Average + 7.65%	)#	1/25/2042	3,117,000	3,297,367
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R06 Class 1B2†	14.297% (30 day USD SOFR Average + 10.60%	)#	5/25/2042	5,027,000	5,595,958
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R07 Class 1B2†	15.697% (30 day USD SOFR Average + 12.00%	)#	6/25/2042	1,128,300	1,281,551

See Notes to Financial Statements.	49

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND January 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R01 Class 1M2†	7.447% (30 day USD SOFR Average + 3.75%	)#	12/25/2042	$4,750,000	$4,969,565
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R06 Class 1A1†	4.847% (30 day USD SOFR Average + 1.15%	)#	9/25/2044	450,871	452,198
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2025-R05 Class 2A1†	4.697% (30 day USD SOFR Average + 1.00%	)#	7/25/2045	1,965,318	1,968,214
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $49,948,752)					49,708,677

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 6.74%
1301 Trust Series 2025-1301 Class A†	5.059%	#(i)	8/11/2042	6,700,000	6,812,377
1345 Trust Series 2025-AOA Class A†	5.28% (1 mo. USD Term SOFR + 1.60%	)#	6/15/2042	2,660,000	2,673,864
ALA Trust Series 2025-OANA Class A†	5.424% (1 mo. USD Term SOFR + 1.74%	)#	6/15/2040	3,320,000	3,351,940
Arbor Realty Collateralized Loan Obligation Ltd. Series 2025-BTR1 Class A†	5.598% (1 mo. USD Term SOFR + 1.93%	)#	1/20/2041	3,570,000	3,584,927
Arbor Realty Commercial Real Estate Notes LLC Series 2025-FL1 Class A†	5.029% (1 mo. USD Term SOFR + 1.35%	)#	1/20/2043	3,120,000	3,124,696
Arbor Realty Commercial Real Estate Notes LLC Series 2025-FL1 Class AS†	5.508% (1 mo. USD Term SOFR + 1.83%	)#	1/20/2043	3,520,000	3,540,808
ARDN Mortgage Trust Series 2025-ARCP Class A†	5.43% (1 mo. USD Term SOFR + 1.75%	)#	6/15/2035	2,130,000	2,140,122
BHMS Commercial Mortgage Trust Series 2025-ATLS Class A†	5.53% (1 mo. USD Term SOFR + 1.85%	)#	8/15/2042	4,100,000	4,133,051
BSPRT Issuer LLC Series 2025-FL12 Class A†	5.061% (1 mo. USD Term SOFR + 1.39%	)#	1/17/2043	8,500,000	8,523,378
BX Commercial Mortgage Trust Series 2019-IMC Class A†	4.726% (1 mo. USD Term SOFR + 1.05%	)#	4/15/2034	9,426,263	9,392,668
BX Commercial Mortgage Trust Series 2025-BCAT Class A†	5.06% (1 mo. USD Term SOFR + 1.38%	)#	8/15/2042	3,679,814	3,689,414

50	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND January 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BX Commercial Mortgage Trust Series 2025-COPT Class A†	5.43% (1 mo. USD Term SOFR + 1.75%	)#	8/15/2042	$2,420,000	$2,433,118
BX Trust Series 2021-RISE Class B†	5.045% (1 mo. USD Term SOFR + 1.36%	)#	11/15/2036	6,143,146	6,144,843
BX Trust Series 2025-ARIA Class A†	5.031%	#(i)	12/13/2042	4,440,000	4,519,916
BX Trust Series 2025-LUNR Class A†	5.18% (1 mo. USD Term SOFR + 1.50%	)#	6/15/2040	12,132,932	12,169,117
BX Trust Series 2025-ROIC Class A†	4.824% (1 mo. USD Term SOFR + 1.14%	)#	3/15/2030	6,339,591	6,351,865
BX Trust Series 2025-TAIL Class A†	5.08% (1 mo. USD Term SOFR + 1.40%	)#	6/15/2035	2,400,000	2,404,754
BX Trust Series 2025-VOLT Class A†	5.38% (1 mo. USD Term SOFR + 1.70%	)#	12/15/2044	14,800,000	14,894,448
BX Trust Series 2025-VOLT Class D†	6.43% (1 mo. USD Term SOFR + 2.75%	)#	12/15/2044	3,980,000	4,005,728
CONE Trust Series 2024-DFW1 Class A†	5.322% (1 mo. USD Term SOFR + 1.64%	)#	8/15/2041	5,613,000	5,620,411
DBC Mortgage Trust Series 2025-DBC Class A†	5.031% (1 mo. USD Term SOFR + 1.35%	)#	11/15/2042	18,380,000	18,439,889
DBC Mortgage Trust Series 2025-DBC Class D†	6.281% (1 mo. USD Term SOFR + 2.60%	)#	11/15/2042	2,670,000	2,680,251
GS Mortgage Securities Trust Series 2018-GS10 Class AS	4.384%	#(i)	7/10/2051	10,008,937	9,880,341
JW Commercial Mortgage Trust Series 2024-MRCO Class A†	5.301% (1 mo. USD Term SOFR + 1.62%	)#	6/15/2039	1,300,000	1,304,796
LoanCore Issuer Ltd. Series 2025-CRE8 Class A†	5.06% (1 mo. USD Term SOFR + 1.39%	)#	8/17/2042	8,030,000	8,051,388
MAD Commercial Mortgage Trust Series 2025-11MD Class C†	5.818%	#(i)	10/15/2042	5,925,000	5,982,249
NRTH Commercial Mortgage Trust Series 2025-PARK Class A†	5.074% (1 mo. USD Term SOFR + 1.39%	)#	10/15/2040	2,540,000	2,551,429
NYC Commercial Mortgage Trust Series 2026-1PARK Class A†(b)	4.95% (1 mo. USD Term SOFR + 1.25%	)#	2/15/2043	8,300,000	8,307,055
ONE Mortgage Trust Series 2021-PARK Class A†	4.495% (1 mo. USD Term SOFR + 0.81%	)#	3/15/2036	7,889,424	7,878,391

See Notes to Financial Statements.	51

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND January 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
PFP Ltd. Series 2025-12 Class A†	5.163% (1 mo. USD Term SOFR + 1.49%	)#	12/18/2042	$9,040,000	$9,076,059
PFP Ltd. Series 2025-12 Class B†	5.715% (1 mo. USD Term SOFR + 2.04%	)#	12/18/2042	5,100,000	5,117,534
PFP Ltd. Series 2026-13 Class A†	5.25% (1 mo. USD Term SOFR + 1.50%	)#	8/18/2043	3,550,000	3,566,764
SCG Trust Series 2025-SNIP Class A†	5.18% (1 mo. USD Term SOFR + 1.50%	)#	9/15/2042	3,340,000	3,358,813
SHRN Trust Series 2025-MF18 Class A†	4.88% (1 mo. USD Term SOFR + 1.20%	)#	10/15/2040	10,000,000	10,024,728
SWCH Commercial Mortgage Trust Series 2025-DATA Class A†	5.123% (1 mo. USD Term SOFR + 1.44%	)#	2/15/2042	8,500,000	8,451,488
TCO Commercial Mortgage Trust Series 2024-DPM Class A†	4.923% (1 mo. USD Term SOFR + 1.24%	)#	12/15/2039	4,750,000	4,766,798
TEXAS Commercial Mortgage Trust Series 2025-TWR Class A†	4.973% (1 mo. USD Term SOFR + 1.29%	)#	4/15/2042	6,000,000	6,010,830
U.S. Bank C&I Credit-Linked Notes Series 2025-SUP2 Class C†	5.597% (30 day USD SOFR Average + 1.90%	)#	9/25/2032	5,640,322	5,634,770
U.S. Bank NA Series 2025-SUP1 Class B†	5.582%		2/25/2032	1,869,870	1,887,193
U.S. Bank NA Series 2025-SUP1 Class D†	6.397% (30 day USD SOFR Average + 2.70%	)#	2/25/2032	6,855,217	6,910,844
Wells Fargo Commercial Mortgage Trust Series 2025-609M Class A†	5.223% (1 mo. USD Term SOFR + 1.54%	)#	8/15/2042	5,280,000	5,301,062
Wells Fargo Commercial Mortgage Trust Series 2025-B33RP Class A†	5.03% (1 mo. USD Term SOFR + 1.35%	)#	8/15/2042	9,290,000	9,308,381
Total Non-Agency Commercial Mortgage-Backed Securities (cost $252,790,252)					254,002,498

U.S. TREASURY OBLIGATIONS 3.26%
U.S. Treasury Notes	3.625%		8/31/2027	117,800,000	117,965,656
U.S. Treasury Notes	4.25%		8/15/2035	4,596,000	4,600,668
Total U.S. Treasury Obligations (cost $122,675,575)					122,566,324
Total Long-Term Investments (cost $3,824,923,223)					3,831,764,094

SHORT-TERM INVESTMENTS 1.57%

GOVERNMENT SPONSORED ENTERPRISES SECURITIES 1.09%
Federal Home Loan Bank Discount Notes (cost $41,296,001)	Zero Coupon		2/2/2026	41,300,000	41,288,057

52	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND January 31, 2026

Investments	Principal Amount‡	Fair Value
REPURCHASE AGREEMENTS 0.35%
Repurchase Agreement dated 1/30/2026, 3.250% due 2/2/2026 with Fixed Income Clearing Corp. collateralized by $13,272,600 of U.S. Treasury Note at 3.750% due 4/30/2027; value: $13,427,834; proceeds: $13,168,020 (cost $13,164,455)	$13,164,455	$13,164,455

TIME DEPOSITS 0.01%
CitiBank N.A.(j) (cost $489,250)	489,250	489,250

	Shares

MONEY MARKET FUNDS 0.12%
Fidelity Government Portfolio(j) (cost $4,403,250)	4,403,250	4,403,250
Total Short-Term Investments (cost $59,352,956)		59,345,012
Total Investments in Securities 103.30% (cost $3,884,276,179)		3,891,109,106
Less Unfunded Loan Commitments (0.03%) (cost $1,138,445)		(1,144,704)
Net Investments in Securities 103.27% (cost $3,883,137,734)		3,889,964,402
Other Assets and Liabilities – Net(k) (3.27)%		(123,200,042)
Net Assets 100.00%		$3,766,764,360

CAD	Canadian Dollar.
EUR	Euro.
EURIBOR	Euro Interbank Offered Rate.
REITS	Real Estate Investment Trusts.
REMICS	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
STACR	Structured Agency Credit Risk.

‡	Principal Amount is denominated in U.S. dollars unless otherwise noted.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At January 31, 2026, the total value of Rule 144A securities was $3,122,710,219, which represents 82.90% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at January 31, 2026.
(a)	Level 3 Investment as described in Note 2(a) in the Notes to Financial Statements. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(b)	Securities purchased on a when-issued basis (See Note 2(i)).
(c)	Interest Rate to be determined.
(d)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(e)	Foreign security traded in U.S. dollars.
(f)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(g)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the SOFR or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at January 31, 2026.
(h)	Security partially/fully unfunded. See Note (2(l)).
(i)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.

See Notes to Financial Statements.	53

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND January 31, 2026

(j)	Security was purchased with the cash collateral from loaned securities.
(k)	Other Assets and Liabilities – Net include net unrealized appreciation/(depreciation) on forward foreign currency exchange contracts, futures contracts and swap contracts as follows:

Centrally Cleared Credit Default Swap Contracts on Indexes/Issuers - Buy Protection at January 31, 2026(1):

Referenced Indexes/Issuers	Central Clearing Party	Fund Pays (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Unrealized Appreciation/ (Depreciation)(3)	Value
CDX.NA.HY.S45(4)	Bank of America	5.00%	12/20/2030	$58,166,460	$(4,060,711)	$(822,509)	$(4,883,220)
CDX.NA.IG.S45(4)	Bank of America	1.00%	12/20/2030	380,310,000	(8,154,114)	(419,199)	(8,573,313)
Total					$(12,214,825)	$(1,241,708)	$(13,456,533)

Centrally Cleared Credit Default Swap Contracts on Indexes/Issuers - Sell Protection at January 31, 2026(5):

Referenced Indexes/Issuers	Central Clearing Party	Fund Receives (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Unrealized Appreciation/ (Depreciation)(3)	Value
Oracle Corp.(4)	Bank of America	1.00%	12/20/2027	$10,455,000	$13,287	$14,728	$28,015

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap contracts agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap contracts and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap contracts less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments paid (received) are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swap Contracts on Indexes/Issuers amounted to $14,728. Total unrealized depreciation on Credit Default Swap Contracts on Indexes/Issuers amounted to $1,241,708.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).
(5)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap contracts agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap contracts and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap contracts less the recovery value of the referenced obligation or underlying securities.

54	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND January 31, 2026

Centrally Cleared Interest Rate Swap Contracts at January 31, 2026:

Central Clearingparty	Periodic Payments to be Made By The Fund (Quarterly)	Periodic Payments to be Received By The Fund (Quarterly)	Termination Date	Notional Amount	Payments Upfront(1)	Unrealized Appreciation/ (Depreciation)	Value
Bank of America(2)	3.579%	12-Month USD SOFR Index	2/1/2033	$4,179,000	$(157)	$24,618	$24,461
Bank of America(2)	3.380%	12-Month USD SOFR Index	1/15/2029	9,000,000	–	3,500	3,500
Bank of America(2)	3.301%	12-Month USD SOFR Index	8/31/2027	117,800,000	644	161,274	161,918
Bank of America(2)	3.220%	12-Month USD SOFR Index	10/24/2027	164,000,000	89,189	363,246	452,435
Total					$89,676	$552,638	$642,314

SOFR	Secured Overnight Financing Rate.
(1)	Upfront payments paid (received) are presented net of amortization.
(2)	Central Clearinghouse: Chicago Mercantile Exchange (CME).

Forward Foreign Currency Exchange Contracts at January 31, 2026:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Canadian dollar	Sell	Morgan Stanley	4/17/2026	17,961,000	$13,076,184	$13,231,866	$(155,682)

Futures Contracts at January 31, 2026:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	March 2026	526	Long	$109,622,250	$109,666,891	$44,641
U.S. 5-Year Treasury Note	March 2026	1,366	Long	148,554,759	148,797,954	243,195
Total Unrealized Appreciation on Futures Contracts						$287,836

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 10-Year Treasury Note	March 2026	251	Long	$28,271,142	$28,068,859	$(202,283)

See Notes to Financial Statements.	55

Schedule of Investments (unaudited)(concluded)

INVESTMENT GRADE FLOATING RATE FUND January 31, 2026

The following is a summary of the inputs used as of January 31, 2026 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Credit Card	$–	$43,554,003	$4,624,380	$48,178,383
Other	–	2,344,327,068	19,809,789	2,364,136,857
Remaining Industries	–	412,518,318	–	412,518,318
Corporate Bonds	–	279,758,685	–	279,758,685
Floating Rate Loans	–	300,590,352	–	300,590,352
Less Unfunded Loan Commitments	–	(1,144,704)	–	(1,144,704)
Foreign Government Obligations	–	304,000	–	304,000
Government Sponsored Enterprises Collateralized
Mortgage Obligations	–	49,708,677	–	49,708,677
Non-Agency Commercial Mortgage-Backed Securities	–	254,002,498	–	254,002,498
U.S. Treasury Obligations	–	122,566,324	–	122,566,324
Short-Term Investments
Repurchase Agreements	–	13,164,455	–	13,164,455
Time Deposits	–	489,250	–	489,250
Money Market Funds	4,403,250	–	–	4,403,250
Government Sponsored Enterprises Securities	–	41,288,057	–	41,288,057
Total	$4,403,250	$3,861,126,983	$24,434,169	$3,889,964,402

Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$28,015	$–	$28,015
Liabilities	–	(13,456,533)	–	(13,456,533)
Centrally Cleared Interest Rate Swap Contracts
Assets	–	642,314	–	642,314
Liabilities	–	–	–	–
Forward Foreign Currency Exchange Contracts
Assets	–	–	–	–
Liabilities	–	(155,682)	–	(155,682)
Futures Contracts
Assets	287,836	–	–	287,836
Liabilities	(202,283)	–	–	(202,283)
Total	$85,553	$(12,941,886)	$–	$(12,856,333)

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

56	See Notes to Financial Statements.

Schedule of Investments (unaudited)

SHORT DURATION HIGH YIELD FUND January 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
LONG-TERM INVESTMENTS 98.25%

ASSET-BACKED SECURITIES 0.44%

Credit Card 0.19%
Fortiva Retail Prime Masters Notes Business Trust Series 2025-A Class A†	6.60%		9/17/2029	$18,200,000	$18,296,460	(a)

Other 0.25%
AMMC CLO 32 Ltd. Series 2025-32A Class E†	9.418% (3 mo. USD Term SOFR + 5.75%	)#	10/17/2038	2,520,000	2,575,327
Arini U.S. CLO II Ltd. Series 2A Class E†	9.322% (3 mo. USD Term SOFR + 5.65%	)#	3/31/2038	2,520,000	2,579,936
Birch Grove CLO 3 Ltd. Series 2021-3A Class ER†	8.818% (3 mo. USD Term SOFR + 5.15%	)#	1/19/2038	2,750,000	2,716,623
Brant Point CLO Ltd. Series 2023-1A Class ER†	10.768% (3 mo. USD Term SOFR + 7.10%	)#	7/26/2038	3,200,000	3,321,434
Brant Point CLO Ltd. Series 2025-7A Class E†	10.168% (3 mo. USD Term SOFR + 6.50%	)#	7/25/2038	2,000,000	2,061,896
Kennedy Lewis CLO 8 Ltd. Series 8A Class ER2†	10.018% (3 mo. USD Term SOFR + 6.35%	)#	1/20/2038	3,000,000	2,947,290
Park Blue CLO Ltd. Series 2024-6A Class E†	9.068% (3 mo. USD Term SOFR + 5.40%	)#	1/25/2038	2,500,000	2,527,752
Steele Creek CLO Ltd. Series 2022-1A Class E1R†	11.672% (3 mo. USD Term SOFR + 8.00%	)#	4/15/2038	2,000,000	1,954,836
TCW CLO Ltd. Series 2021-2A Class ER†	10.418% (3 mo. USD Term SOFR + 6.75%	)#	10/24/2038	3,750,000	3,623,824
Total					24,308,918
Total Asset-Backed Securities (cost $42,339,273)					42,605,378

				Shares

COMMON STOCKS 0.02%

Health Care Providers & Services 0.01%
Recovery Solutions LLC*				65,196	929,040
Wellpath Holdings, Inc. Class A*				31,404	19,627
Wellpath Holdings, Inc.*				30,430	213,011	(a)
Total					1,161,678

See Notes to Financial Statements.	57

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND January 31, 2026

Investments	Interest Rate	Maturity Date	Shares	Fair Value
Personal Care Products 0.01%
Anastasia Parent LLC*			56,938	$782,897
Total Common Stocks (cost $2,262,897)				1,944,575

			Principal Amount‡

CONVERTIBLE BONDS 2.08%

Biotechnology 0.14%
Celcuity, Inc.	2.75%	8/1/2031	$2,028,000	4,766,884
Halozyme Therapeutics, Inc.	1.00%	8/15/2028	6,620,000	9,201,800
Total				13,968,684

Diversified Financial Services 0.06%
WisdomTree, Inc.(b)	3.25%	8/15/2029	3,840,000	5,661,553

Electric 0.10%
Ormat Technologies, Inc.(b)	2.50%	7/15/2027	6,832,000	10,096,671

Engineering & Construction 0.05%
Granite Construction, Inc.	3.75%	5/15/2028	1,819,000	4,831,264

Home Builders 0.20%
Meritage Homes Corp.	1.75%	5/15/2028	7,903,000	8,059,125
Winnebago Industries, Inc.	3.25%	1/15/2030	11,760,000	11,436,600
Total				19,495,725

Internet 0.25%
Alibaba Group Holding Ltd. (Hong Kong)(c)	0.50%	6/1/2031	5,387,000	9,451,433
Bilibili, Inc. (China)†(c)	0.625%	6/1/2030	6,300,000	10,078,425
Trip.com Group Ltd. (Singapore)(c)	0.75%	6/15/2029	4,257,000	4,831,695
Total				24,361,553

Investment Companies 0.05%
IREN Ltd. (Australia)†(c)	0.25%	6/1/2032	3,850,000	4,758,825

Leisure Time 0.16%
Patrick Industries, Inc.(b)	1.75%	12/1/2028	7,728,000	15,027,096

Lodging 0.12%
H World Group Ltd. (China)(c)	3.00%	5/1/2026	9,012,000	11,535,360

58	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND January 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Machinery: Construction & Mining 0.05%
BWX Technologies, Inc.†	Zero Coupon	11/1/2030	$4,675,000	$4,831,613

Media 0.04%
AMC Networks, Inc.	4.25%	2/15/2029	3,885,000	3,613,050

Oil & Gas 0.45%
Borr Drilling Ltd.	5.00%	2/8/2028	13,000,000	13,863,200
CNX Resources Corp.	2.25%	5/1/2026	3,098,000	9,337,372
Nabors Industries, Inc.	1.75%	6/15/2029	6,862,000	6,132,913
Transocean International Ltd.	4.625%	9/30/2029	9,382,000	14,735,020
Total				44,068,505

REITS 0.09%
Blackstone Mortgage Trust, Inc.	5.50%	3/15/2027	4,307,000	4,266,083
Redwood Trust, Inc.	7.75%	6/15/2027	3,963,000	4,012,538
Total				8,278,621

Retail 0.13%
Freshpet, Inc.(b)	3.00%	4/1/2028	10,397,000	12,887,082

Semiconductors 0.09%
Impinj, Inc.†	Zero Coupon	9/15/2029	9,315,000	9,016,920

Telecommunications 0.10%
GDS Holdings Ltd. (China)(c)	4.50%	1/31/2030	5,010,000	9,754,470
Total Convertible Bonds (cost $191,780,326)				202,186,992

	Dividend Rate		Shares

CONVERTIBLE PREFERRED STOCKS 0.20%

Aerospace & Defense 0.10%
Boeing Co.	6.00%		134,963	10,083,602

Electric: Utilities 0.10%
NextEra Energy, Inc.	7.299%		169,790	9,375,804
Total Convertible Preferred Stocks (cost $18,912,607)				19,459,406

See Notes to Financial Statements.	59

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND January 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
CORPORATE BONDS 88.12%

Advertising 0.47%
Advantage Sales & Marketing, Inc.†	6.50%	11/15/2028		$19,467,000	$16,524,174
Clear Channel Outdoor Holdings, Inc.†(b)	7.50%	6/1/2029		10,000,000	9,902,654
CMG Media Corp.†(b)	8.875%	6/18/2029		16,085,580	13,948,289
Summer BC Holdco B SARL	5.875%	2/15/2030	EUR	4,800,000	5,306,079
Total					45,681,196

Aerospace/Defense 1.46%
Bombardier, Inc. (Canada)†(c)	7.25%	7/1/2031		$17,165,000	18,244,919
Bombardier, Inc. (Canada)†(c)	7.50%	2/1/2029		28,460,000	29,581,007
Czechoslovak Group AS (Czech Republic)†(c)	6.50%	1/10/2031		26,707,000	27,900,815
Czechoslovak Group AS (Czech Republic)(c)	6.50%	1/10/2031		4,050,000	4,231,037
Efesto Bidco SpA Efesto U.S. LLC (Italy)†(c)	7.50%	2/15/2032		28,378,000	29,016,079
Goat Holdco LLC†	6.75%	2/1/2032		18,300,000	18,807,514
TransDigm, Inc.†	6.875%	12/15/2030		13,290,000	13,850,838
Total					141,632,209

Agriculture 0.18%
MHP Lux SA (Luxembourg)(c)	6.95%	4/3/2026		7,300,000	7,338,757
MHP Lux SA (Luxembourg)†(c)	10.50%	7/28/2029		5,122,000	5,273,749
MHP Lux SA (Luxembourg)(c)	10.50%	7/28/2029		4,199,000	4,323,403
MHP Lux SA (Luxembourg)(c)	10.50%	7/28/2029		800,000	823,702
Total					17,759,611

Airlines 1.50%
American Airlines, Inc.†(b)	7.25%	2/15/2028		24,233,000	24,685,430
American Airlines, Inc.†	8.50%	5/15/2029		11,669,000	12,183,801
American Airlines, Inc./AAdvantage Loyalty IP Ltd.†	5.75%	4/20/2029		16,225,000	16,401,674
JetBlue Airways Corp./JetBlue Loyalty LP†	9.875%	9/20/2031		23,520,000	23,648,819
Southwest Airlines Co.	4.375%	11/15/2028		12,344,000	12,413,937
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Malta)†(c)	6.375%	2/1/2030		9,500,000	9,021,408
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Malta)†(b)(c)	9.50%	6/1/2028		45,531,000	47,399,774
Total					145,754,843

Apparel 0.24%
William Carter Co.†(b)	7.375%	2/15/2031		22,880,000	23,682,186

60	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND January 31, 2026

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Auto Manufacturers 2.72%
Aston Martin Capital Holdings Ltd. (United Kingdom)†(c)	10.00%		3/31/2029		$10,566,000	$9,438,390
Ford Motor Credit Co. LLC	7.20%		6/10/2030		32,800,000	35,294,390
General Motors Co.	5.625%		4/15/2030		9,600,000	10,003,777
JB Poindexter & Co., Inc.†	8.75%		12/15/2031		31,611,000	32,877,337
Nissan Motor Acceptance Co. LLC†	6.125%		9/30/2030		13,772,000	13,743,685
Nissan Motor Acceptance Co. LLC†	7.05%		9/15/2028		8,000,000	8,301,391
Nissan Motor Co. Ltd. (Japan)†(c)	4.81%		9/17/2030		20,170,000	19,059,539
Nissan Motor Co. Ltd. (Japan)†(c)	7.50%		7/17/2030		57,035,000	59,936,569
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC†	10.00%		1/15/2031		18,376,000	17,360,300
Volkswagen Group of America Finance LLC†	4.45%		9/11/2027		15,000,000	15,053,273
Volkswagen Group of America Finance LLC†	5.05%		3/27/2028		9,400,000	9,543,228
Wabash National Corp.†	4.50%		10/15/2028		35,273,000	32,870,503
Total						263,482,382

Auto Parts & Equipment 1.78%
American Axle & Manufacturing, Inc.	5.00%		10/1/2029		9,634,000	9,403,922
American Axle & Manufacturing, Inc.	6.875%		7/1/2028		6,562,000	6,595,309
Dornoch Debt Merger Sub, Inc.†(b)	6.625%		10/15/2029		31,948,000	28,488,099
Forvia SE (France)†(b)(c)	8.00%		6/15/2030		38,006,000	40,594,185
Goodyear Tire & Rubber Co.	6.625%		7/15/2030		10,665,000	10,929,663
IHO Verwaltungs GmbH (Germany)†(c)	6.375%		5/15/2029		9,000,000	9,114,399
IHO Verwaltungs GmbH (Germany)†(c)	7.75%		11/15/2030		17,850,000	18,779,929
Tenneco, Inc.†	8.00%		11/17/2028		19,070,000	19,193,020
ZF North America Capital, Inc.†	6.875%		4/14/2028		5,850,000	6,043,606
ZF North America Capital, Inc.†	7.125%		4/14/2030		23,306,000	23,871,613
Total						173,013,745

Banks 2.73%
Banc of California	3.25% (3 mo. USD Term SOFR + 2.52%	)#	5/1/2031		5,600,000	5,302,920
Bank of Nova Scotia (Canada)(c)	7.35% (5 yr. CMT + 2.90%	)#	4/27/2085		10,450,000	10,954,275
Bank of Nova Scotia (Canada)(c)	8.00% (5 yr. CMT + 4.02%	)#	1/27/2084		1,834,000	1,965,092
BW Real Estate, Inc.†(b)	9.50% (5 yr. CMT + 5.40%	)#	–	(d)	6,950,000	7,304,214
Citigroup, Inc.	6.95% (5 yr. CMT + 2.73%	)#	–	(d)	29,727,000	30,639,262

See Notes to Financial Statements.	61

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND January 31, 2026

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Banks (continued)
First Citizens BancShares, Inc.(b)	7.00% (5 yr. CMT + 3.30%	)#	–	(d)	$9,625,000	$9,848,117
Flagstar Bank NA	6.928% (3 mo. USD Term SOFR + 3.04%	)#	11/6/2028		13,316,000	12,810,633
Freedom Mortgage Corp.†	12.25%		10/1/2030		15,725,000	17,344,345
Goldman Sachs Group, Inc.	6.85% (5 yr. CMT + 2.46%	)#	–	(d)	30,680,000	31,989,214
Huntington Bancshares, Inc.	6.25% (5 yr. CMT + 2.65%	)#	–	(d)	18,790,000	18,799,410
Popular, Inc.(b)	7.25%		3/13/2028		8,530,000	8,959,358
Societe Generale SA (France)†(c)	9.375% (5 yr. CMT + 5.39%	)#	–	(d)	5,308,000	5,672,230
State Street Corp.	6.45% (5 yr. CMT + 2.14%	)#	–	(d)	21,864,000	22,667,043
Toronto-Dominion Bank (Canada)(c)	6.35% (5 yr. CMT + 2.72%	)#	10/31/2085		8,648,000	8,794,307
Toronto-Dominion Bank (Canada)(c)	7.25% (5 yr. CMT + 2.98%	)#	7/31/2084		8,350,000	8,746,652
UBS Group AG (Switzerland)†(c)	7.00% (5 yr. USD SOFR ICE Swap + 3.08%	)#	–	(d)	30,043,000	30,714,972
Valley National Bancorp(b)	3.00% (3 mo. USD Term SOFR + 2.36%	)#	6/15/2031		22,885,000	21,914,925
Western Alliance Bancorp	3.00% (3 mo. USD Term SOFR + 2.25%	)#	6/15/2031		10,260,000	10,013,647
Total						264,440,616

Biotechnology 0.33%
Biocon Biologics Global PLC (United Kingdom)†(c)	6.67%		10/9/2029		13,075,000	13,285,603
Emergent BioSolutions, Inc.†(b)	3.875%		8/15/2028		20,985,000	18,811,414
Total						32,097,017

Building Materials 2.52%
ACProducts Holdings, Inc.†	6.375%		5/15/2029		5,165,000	2,479,200
Camelot Return Merger Sub, Inc.†(b)	8.75%		8/1/2028		25,050,000	19,493,750
Cornerstone Building Brands, Inc.†	9.50%		8/15/2029		18,350,000	13,875,690
CP Atlas Buyer, Inc.†(b)	7.00%		12/1/2028		11,512,000	10,854,449
CP Atlas Buyer, Inc.†	9.75%		7/15/2030		12,450,000	12,959,815
CP Atlas Buyer, Inc.†(b)	12.75%		1/15/2031		14,270,762	13,160,372
EMRLD Borrower LP/Emerald Co-Issuer, Inc.†	6.625%		12/15/2030		19,000,000	19,690,213
Griffon Corp.	5.75%		3/1/2028		31,562,000	31,569,149

62	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND January 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Building Materials (continued)
JELD-WEN, Inc.†(b)	4.875%	12/15/2027		$21,125,000	$18,582,288
JELD-WEN, Inc.†	7.00%	9/1/2032		10,854,000	6,809,255
MIWD Holdco II LLC/MIWD Finance Corp.†	5.50%	2/1/2030		24,130,000	23,464,256
Oscar AcquisitionCo LLC/Oscar Finance, Inc.†(b)	9.50%	4/15/2030		13,109,000	7,767,082
Smyrna Ready Mix Concrete LLC†	6.00%	11/1/2028		35,678,000	35,812,256
Smyrna Ready Mix Concrete LLC†	8.875%	11/15/2031		6,000,000	6,400,110
West China Cement Ltd. (China)(c)	9.90%	12/4/2028		10,150,000	10,129,281
West China Cement Ltd. (China)(c)	9.90%	12/4/2028		2,300,000	2,295,305
Wilsonart LLC†(b)	11.00%	8/15/2032		10,050,000	9,189,283
Total					244,531,754

Chemicals 2.72%
Advancion Sciences, Inc.†	9.25%	11/1/2026		16,895,719	13,938,968
ASP Unifrax Holdings, Inc.†	7.10%	9/30/2029		13,396,084	1,138,667
ASP Unifrax Holdings, Inc.†	11.175%	9/30/2029		10,819,927	8,295,908
Celanese U.S. Holdings LLC(b)	6.50%	4/15/2030		43,220,000	44,000,378
Celanese U.S. Holdings LLC	6.85%	11/15/2028		5,347,000	5,616,820
Celanese U.S. Holdings LLC	7.00%	2/15/2031		18,910,000	19,354,461
Cerdia Finanz GmbH (Germany)†(c)	9.375%	10/3/2031		32,612,000	33,336,639
Chemours Co.†	5.75%	11/15/2028		19,298,000	19,149,786
CVR Partners LP/CVR Nitrogen Finance Corp.†	6.125%	6/15/2028		32,820,000	32,845,931
INEOS Finance PLC (United Kingdom)†(c)	6.75%	5/15/2028		10,300,000	9,037,330
Mativ Holdings, Inc.†	8.00%	10/1/2029		9,260,000	9,337,867
Rain Carbon, Inc.†(b)	12.25%	9/1/2029		29,609,000	31,497,870
Tronox, Inc.†(b)	4.625%	3/15/2029		40,297,000	31,007,844
Tronox, Inc.†(b)	9.125%	9/30/2030		4,800,000	4,739,438
Total					263,297,907

Coal 0.80%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp.†	8.625%	6/15/2029		23,686,000	25,025,633
Coronado Finance Pty. Ltd. (Australia)†(c)	9.25%	10/1/2029		34,484,000	32,666,458
SunCoke Energy, Inc.†	4.875%	6/30/2029		21,546,000	20,337,532
Total					78,029,623

Commercial Services 4.71%
Albion Financing 1 SARL/Aggreko Holdings, Inc.†	5.375%	5/21/2030	EUR	1,158,000	1,419,486
Albion Financing 1 SARL/Aggreko Holdings, Inc. (Luxembourg)†(c)	7.00%	5/21/2030		$36,097,000	37,644,731

See Notes to Financial Statements.	63

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND January 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Commercial Services (continued)
Allied Universal Holdco LLC/Allied Universal Finance Corp.†	6.875%		6/15/2030		$35,513,000	$36,903,891
Alta Equipment Group, Inc.†(b)	9.00%		6/1/2029		35,827,000	34,265,444
BCP V Modular Services Finance II PLC	6.125%		11/30/2028	GBP	10,350,000	13,657,606
BCP V Modular Services Finance PLC	6.75%		11/30/2029	EUR	16,950,000	16,614,366
CoreCivic, Inc.	8.25%		4/15/2029		$19,612,000	20,553,807
CPI CG, Inc.†	10.00%		7/15/2029		14,616,000	15,553,909
Dcli Bidco LLC†	7.75%		11/15/2029		9,600,000	9,775,498
EquipmentShare.com, Inc.†	8.625%		5/15/2032		4,899,000	5,243,287
EquipmentShare.com, Inc.†	9.00%		5/15/2028		35,224,000	36,854,695
Garda World Security Corp. (Canada)†(c)	6.50%		1/15/2031		9,246,000	9,483,695
GEO Group, Inc.	8.625%		4/15/2029		12,035,000	12,593,156
GEO Group, Inc.	10.25%		4/15/2031		9,515,000	10,387,573
Herc Holdings, Inc.†	7.00%		6/15/2030		17,463,000	18,339,346
Hertz Corp.(e)	Zero Coupon		10/15/2022		2,000	–
Hertz Corp.†(f)	–	(g)	10/15/2049		22,000	–
Hertz Corp.†	12.625%		7/15/2029		18,243,000	18,376,612
NESCO Holdings II, Inc.†	5.50%		4/15/2029		23,936,000	23,601,257
Rekeep SpA	9.00%		9/15/2029	EUR	12,059,000	12,556,361
RR Donnelley & Sons Co.†	9.50%		8/1/2029		$40,102,000	41,766,554
Sotheby’s†	7.375%		10/15/2027		41,435,000	41,300,175
Synergy Infrastructure Holdings LLC†	7.875%		12/1/2030		9,232,000	9,653,321
Veritiv Operating Co.†	10.50%		11/30/2030		17,156,000	18,391,180
Williams Scotsman, Inc.†	6.625%		4/15/2030		11,828,000	12,263,105
Total						457,199,055

Computers 0.38%
Pitney Bowes, Inc.†(b)	6.875%		3/15/2027		31,935,000	32,015,415
Pitney Bowes, Inc.†	7.25%		3/15/2029		1,391,000	1,408,075
Seagate Data Storage Technology Pte. Ltd. (Singapore)†(c)	8.50%		7/15/2031		2,789,000	2,953,359
Total						36,376,849

Cosmetics/Personal Care 0.17%
P&L Development LLC/PLD Finance Corp.†	12.00%		5/15/2029		15,648,129	15,991,145

Distribution/Wholesale 0.25%
Velocity Vehicle Group LLC†	8.00%		6/1/2029		24,385,000	23,887,729

64	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND January 31, 2026

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Diversified Financial Services 7.48%
Air Lease Corp.	6.00% (5 yr. CMT + 2.56%	)#	–	(d)	$12,613,000	$12,188,927
Ally Financial, Inc.	4.70% (5 yr. CMT + 3.87%	)#	–	(d)	10,529,000	10,470,565
Ally Financial, Inc.	8.00%		11/1/2031		11,520,000	13,066,413
Aretec Group, Inc.†	10.00%		8/15/2030		5,436,000	5,862,400
Atlanticus Holdings Corp.†	9.75%		9/1/2030		20,095,000	19,171,615
Avolon Holdings Funding Ltd. (Ireland)†(c)	5.75%		11/15/2029		9,620,000	9,998,924
Azorra Finance Ltd. (Cayman Islands)†(c)	7.25%		1/15/2031		25,968,000	27,215,596
Bread Financial Holdings, Inc.†(b)	6.75%		5/15/2031		8,276,000	8,533,599
CrossCountry Intermediate HoldCo LLC†	6.50%		10/1/2030		23,477,000	23,858,266
Freedom Funding Center LLC†(b)	12.00%		10/1/2037		8,650,000	9,184,096
Freedom Mortgage Holdings LLC†	9.125%		5/15/2031		21,030,000	22,260,634
Freedom Mortgage Holdings LLC†	9.25%		2/1/2029		8,402,000	8,800,801
GGAM Finance Ltd. (Ireland)†(c)	5.875%		3/15/2030		8,345,000	8,493,541
GGAM Finance Ltd. (Ireland)†(c)	6.875%		4/15/2029		7,074,000	7,336,346
GGAM Finance Ltd. (Ireland)†(b)(c)	8.00%		2/15/2027		26,286,000	26,750,736
GGAM Finance Ltd. (Ireland)†(c)	8.00%		6/15/2028		15,577,000	16,411,491
ILFC E-Capital Trust I†	6.35%	#	12/21/2065		21,756,000	18,742,809
ILFC E-Capital Trust II†	6.60%	#	12/21/2065		13,901,000	12,259,083
Jane Street Group/JSG Finance, Inc.†	7.125%		4/30/2031		4,250,000	4,470,928
Jefferies Finance LLC/JFIN Co-Issuer Corp.†	5.00%		8/15/2028		24,714,000	23,979,260
Jefferies Finance LLC/JFIN Co-Issuer Corp.†	6.625%		10/15/2031		9,600,000	9,520,942
Jefferson Capital Holdings LLC†	8.25%		5/15/2030		7,655,000	8,070,979
LFS Topco LLC†	8.75%		7/15/2030		10,989,000	11,051,275
Macquarie Airfinance Holdings Ltd. (United Kingdom)†(c)	6.50%		3/26/2031		21,620,000	23,146,141
Midcap Financial Issuer Trust†	6.50%		5/1/2028		22,495,000	22,554,927
Navient Corp.	9.375%		7/25/2030		21,147,000	22,786,527
OneMain Finance Corp.	6.125%		5/15/2030		13,888,000	14,165,829
OneMain Finance Corp.	6.625%		1/15/2028		57,967,000	59,524,515
OneMain Finance Corp.	6.625%		5/15/2029		9,650,000	9,959,061
OneMain Finance Corp.	7.875%		3/15/2030		11,665,000	12,311,381
PennyMac Financial Services, Inc.†	6.875%		5/15/2032		9,700,000	9,919,938
PennyMac Financial Services, Inc.†	7.125%		11/15/2030		23,775,000	24,560,906
PHH Escrow Issuer LLC/PHH Corp.†	9.875%		11/1/2029		29,524,000	30,231,986
Phoenix Aviation Capital Ltd. (Ireland)†(c)	9.25%		7/15/2030		14,465,000	15,170,963
Planet Financial Group LLC†	10.50%		12/15/2029		25,600,000	26,617,882
PRA Group, Inc.†(b)	5.00%		10/1/2029		9,225,000	8,458,770

See Notes to Financial Statements.	65

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND January 31, 2026

Investments	Interest Rate		Maturity Date		Principal Amount‡		Fair Value
Diversified Financial Services (continued)
Provident Funding Associates LP/PFG Finance Corp.†	9.75%		9/15/2029			$8,750,000	$9,184,569
Rfna LP†	7.875%		2/15/2030			26,050,000	26,260,328
Rocket Cos., Inc.†	6.50%		8/1/2029			5,784,000	5,956,768
Sammaan Capital Ltd. (India)†(c)	8.95%		8/28/2028			14,000,000	14,679,930
Stonebriar ABF Issuer LLC†	8.125%		12/15/2030			9,698,000	10,080,441
UWM Holdings LLC†	6.25%		3/15/2031			36,728,000	36,518,923
Velocity Commercial Capital LLC†	9.375%		2/15/2031			11,595,000	11,783,419
VFH Parent LLC/Valor Co-Issuer, Inc.†	7.50%		6/15/2031			13,150,000	13,784,132
Total							725,356,562

Electric 1.95%
AES Corp.	7.60% (5 yr. CMT + 3.20%	)#	1/15/2055			13,243,000	13,435,871
American Electric Power Co., Inc.	5.80% (5 yr. CMT + 2.13%	)#	3/15/2056			20,644,000	20,652,547
CenterPoint Energy, Inc.	5.95% (5 yr. CMT + 2.22%	)#	4/1/2056			14,098,000	14,210,995
ContourGlobal Power Holdings SA (Luxembourg)†(c)	6.75%		2/28/2030			20,376,000	21,038,831
Long Ridge Energy LLC†	8.75%		2/15/2032			13,490,000	14,338,078
NRG Energy, Inc.†	10.25% (5 yr. CMT + 5.92%	)#	–	(d)		10,704,000	11,792,714
PG&E Corp.	7.375% (5 yr. CMT + 3.88%	)#	3/15/2055			17,275,000	17,839,097
TXNM Energy, Inc.†	7.00% (5 yr. CMT + 3.25%	)#	7/31/2056			9,434,000	9,533,680
Vistra Corp.†	7.00% (5 yr. CMT + 5.74%	)#	–	(d)		18,308,000	18,594,136
Vistra Corp.†	8.00% (5 yr. CMT + 6.93%	)#	–	(d)		13,184,000	13,435,709
Vistra Corp.†	8.875% (5 yr. CMT + 6.93%	)#	–	(d)		10,130,000	11,130,175
XPLR Infrastructure Operating Partners LP†(b)	8.375%		1/15/2031			21,650,000	22,753,595
Total							188,755,428

Engineering & Construction 0.30%
Brand Industrial Services, Inc.†	10.375%		8/1/2030			30,024,000	28,822,731

Entertainment 1.44%
888 Acquisitions Ltd.	10.75%		5/15/2030		GBP	19,519,000	24,234,363
Bracelet Holdings, Inc.†	9.25%		7/2/2028			$13,450,000	12,924,105	(a)

66	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND January 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Entertainment (continued)
Churchill Downs, Inc.†	5.50%		4/1/2027		$2,000,000	$2,002,047
Empire Resorts, Inc.†	7.75%		11/1/2026		25,224,000	25,120,329
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC†	11.875%		4/15/2031		9,015,000	9,474,873
Motion Bondco DAC (Ireland)†(c)	6.625%		11/15/2027		5,000,000	4,748,883
Pinewood Finco PLC	6.00%		3/27/2030	GBP	7,000,000	9,718,120
Resorts World Las Vegas LLC/RWLV Capital, Inc.†	8.45%		7/27/2030		$4,600,000	4,677,220
SeaWorld Parks & Entertainment, Inc.†	5.25%		8/15/2029		3,840,000	3,756,490
Six Flags Entertainment Corp.†(b)	7.25%		5/15/2031		24,828,000	24,521,992
Starz Capital Holdings 1, Inc.†	6.00%		4/15/2030		8,762,000	8,225,328
Warnermedia Holdings, Inc.	4.279%		3/15/2032		11,250,000	9,914,063
Total						139,317,813

Environmental Control 0.43%
Biffa Group Holdings Ltd.	7.375%		6/15/2031	GBP	3,615,000	5,035,584
Biffa Group Holdings Ltd.†	7.38%		6/15/2031	GBP	7,503,000	10,451,448
Enviri Corp.†	5.75%		7/31/2027		$21,000,000	21,036,582
Madison IAQ LLC†	5.875%		6/30/2029		4,800,000	4,797,056
Total						41,320,670

Food 1.17%
Bellis Acquisition Co. PLC†	8.125%		5/14/2030	GBP	4,788,000	5,995,765
Bellis Acquisition Co. PLC	8.125%		5/14/2030	GBP	13,000,000	16,279,229
C&S Group Enterprises LLC†	5.00%		12/15/2028		$20,205,000	19,046,589
Flora Food Management BV	6.875%		7/2/2029	EUR	15,675,000	18,416,190
Grupo Nutresa SA (Colombia)(c)	8.00%		5/12/2030		$9,675,000	10,318,151
Iceland Bondco PLC	4.375%		5/15/2028	GBP	9,231,000	12,431,215
Iceland Bondco PLC	4.375%		5/15/2028	GBP	1,569,000	2,112,943
Market Bidco Finco PLC	8.75%		1/31/2031	GBP	20,029,000	27,019,044
United Natural Foods, Inc.†	6.75%		10/15/2028		$1,885,000	1,890,319
Total						113,509,445

Forest Products & Paper 0.20%
Magnera Corp.†(b)	4.75%		11/15/2029		5,800,000	5,245,401
Magnera Corp.†	7.25%		11/15/2031		15,441,000	14,605,847
Total						19,851,248

Gas 0.10%
Spire, Inc.	6.25% (5 yr. CMT + 2.56%	)#	6/1/2056		9,625,000	9,595,725

See Notes to Financial Statements.	67

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND January 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Health Care-Products 0.07%
Bausch & Lomb Corp. (Canada)†(c)	8.375%	10/1/2028		$6,228,000	$6,500,475

Health Care-Services 2.34%
CHS/Community Health Systems, Inc.†	5.25%	5/15/2030		9,650,000	9,106,407
CHS/Community Health Systems, Inc.†	6.00%	1/15/2029		13,726,000	13,698,548
CHS/Community Health Systems, Inc.†(b)	6.875%	4/15/2029		10,645,000	9,797,658
CHS/Community Health Systems, Inc.†	10.875%	1/15/2032		13,480,000	14,528,582
Ephios Subco 3 SARL	7.875%	1/31/2031	EUR	7,075,000	8,981,232
Fortrea Holdings, Inc.†(b)	7.50%	7/1/2030		$13,700,000	13,954,710
Heartland Dental LLC/Heartland Dental Finance Corp.†	10.50%	4/30/2028		7,012,000	7,313,432
Kedrion SpA (Italy)†(c)	6.50%	9/1/2029		39,676,000	39,192,798
Molina Healthcare, Inc.†	6.50%	2/15/2031		26,700,000	27,396,816
National Mentor Holdings, Inc.†	10.50%	12/15/2030		10,578,000	10,939,918
Team Health Holdings, Inc.†	8.375%	6/30/2028		18,397,000	18,636,345
Tenet Healthcare Corp.	6.125%	10/1/2028		29,748,000	29,795,448
U.S. Acute Care Solutions LLC†	9.75%	5/15/2029		23,920,000	24,054,646
Total					227,396,540

Holding Companies-Diversified 0.12%
Benteler International AG†	7.25%	6/15/2031	EUR	1,212,000	1,536,860
Clue Opco LLC†(b)	9.50%	10/15/2031		$9,319,000	9,907,038
Total					11,443,898

Home Builders 1.39%
Beazer Homes USA, Inc.†	7.50%	3/15/2031		18,186,000	18,526,824
Dream Finders Homes, Inc.†	6.875%	9/15/2030		20,929,000	21,218,909
Dream Finders Homes, Inc.†	8.25%	8/15/2028		12,341,000	12,733,468
K Hovnanian Enterprises, Inc.†	8.00%	4/1/2031		22,582,000	23,149,373
LGI Homes, Inc.†	4.00%	7/15/2029		4,800,000	4,409,714
LGI Homes, Inc.†	8.75%	12/15/2028		28,263,000	29,471,413
Maison Finco PLC	6.00%	10/31/2027	GBP	8,575,000	11,544,852
Miller Homes Group Finco PLC	7.00%	5/15/2029	GBP	10,203,000	14,122,728
Total					135,177,281

Housewares 0.06%
Newell Brands, Inc.	6.375%	9/15/2027		$6,083,000	6,153,344

Insurance 0.22%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer†	6.75%	10/15/2027		2,880,000	2,889,887

68	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND January 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Insurance (continued)
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer†	6.75%		4/15/2028		$13,761,000	$13,996,313
Global Atlantic Fin Co.†	7.25% (5 yr. CMT + 3.55%	)#	3/1/2056		4,600,000	4,639,169
Total						21,525,369

Internet 0.76%
ANGI Group LLC†(b)	3.875%		8/15/2028		7,113,000	6,514,085
Cablevision Lightpath LLC†	5.625%		9/15/2028		2,000,000	2,001,354
GrubHub Holdings, Inc.†(b)	13.00%		7/31/2030		7,048,089	5,802,950
ION Platform Finance U.S., Inc./ION Platform Finance SARL†	9.50%		5/30/2029		9,600,000	9,271,789
Rakuten Group, Inc. (Japan)†(c)	9.75%		4/15/2029		33,279,000	37,314,203
Rakuten Group, Inc. (Japan)†(c)	11.25%		2/15/2027		12,050,000	12,847,192
Total						73,751,573

Investment Companies 1.00%
ARES Strategic Income Fund	5.70%		3/15/2028		9,220,000	9,346,136
Blackstone Private Credit Fund	5.95%		7/16/2029		14,220,000	14,463,608
Blue Owl Credit Income Corp.	7.75%		1/15/2029		14,275,000	15,132,444
Blue Owl Technology Finance Corp.(b)	6.75%		4/4/2029		24,860,000	25,519,120
Compass Group Diversified Holdings LLC†	5.25%		4/15/2029		9,575,000	8,933,219
HPS Corporate Lending Fund†	4.90%		9/11/2028		9,200,000	9,148,162
Sixth Street Lending Partners	6.50%		3/11/2029		13,653,000	14,180,228
Total						96,722,917

Iron-Steel 1.09%
Algoma Steel, Inc. (Canada)†(b)(c)	9.125%		4/15/2029		32,859,000	28,211,111
Cleveland-Cliffs, Inc.†	6.875%		11/1/2029		13,921,000	14,475,640
Cleveland-Cliffs, Inc.†	7.50%		9/15/2031		17,586,000	18,569,392
CSN Inova Ventures (Cayman Islands)(c)	6.75%		1/28/2028		23,075,000	22,088,193
Samarco Mineracao SA (Brazil)(c)	9.50%		6/30/2031		22,601,224	22,703,901
Total						106,048,237

Leisure Time 1.15%
Carnival Corp.†	5.75%		3/15/2030		26,486,000	27,286,513
Deuce Finco PLC	7.00%		11/20/2031	GBP	10,425,000	14,501,139
Lindblad Expeditions LLC†	7.00%		9/15/2030		$26,185,000	27,347,928
NCL Finance Ltd.†	6.125%		3/15/2028		16,460,000	16,927,316
Pinnacle Bidco PLC	10.00%		10/11/2028	GBP	9,000,000	12,980,493
Royal Caribbean Cruises Ltd.†	5.50%		4/1/2028		$12,000,000	12,249,134
Total						111,292,523

See Notes to Financial Statements.	69

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND January 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Lodging 1.32%
Full House Resorts, Inc.†	8.25%	2/15/2028	$41,902,000	$38,340,330
Genting New York LLC/GENNY Capital, Inc.†	7.25%	10/1/2029	14,543,000	15,039,134
Las Vegas Sands Corp.	5.625%	6/15/2028	9,628,000	9,859,563
Las Vegas Sands Corp.	6.00%	8/15/2029	9,500,000	9,906,871
Melco Resorts Finance Ltd. (Hong Kong)†(c)	5.75%	7/21/2028	17,750,000	17,764,165
Sands China Ltd. (Macau)(c)	5.40%	8/8/2028	9,350,000	9,535,719
Studio City Finance Ltd. (Hong Kong)(c)	5.00%	1/15/2029	12,900,000	12,508,747
Studio City Finance Ltd. (Hong Kong)(c)	6.50%	1/15/2028	7,240,000	7,248,611
Wynn Macau Ltd. (Macau)†(c)	5.50%	10/1/2027	8,241,000	8,244,436
Total				128,447,576

Machinery-Diversified 0.69%
GrafTech Global Enterprises, Inc.†(b)	9.875%	12/23/2029	32,475,000	27,786,016
Maxim Crane Works Holdings Capital LLC†	11.50%	9/1/2028	28,700,000	30,612,338
Regal Rexnord Corp.	6.30%	2/15/2030	8,400,000	8,908,202
Total				67,306,556

Media 4.46%
AMC Networks, Inc.	4.25%	2/15/2029	36,614,000	32,170,283
AMC Networks, Inc.†	10.25%	1/15/2029	3,875,000	4,043,361
Cable One, Inc.†(b)	4.00%	11/15/2030	38,579,000	28,112,336
CCO Holdings LLC/CCO Holdings Capital Corp.†	6.375%	9/1/2029	46,075,000	46,543,306
CSC Holdings LLC†	4.125%	12/1/2030	4,800,000	2,914,867
CSC Holdings LLC†	4.625%	12/1/2030	11,988,000	4,482,815
CSC Holdings LLC†	5.75%	1/15/2030	13,555,000	5,339,440
CSC Holdings LLC†	11.75%	1/31/2029	20,704,000	15,109,595
Directv Financing LLC†	8.875%	2/1/2030	9,524,000	9,655,041
Directv Financing LLC/Directv Financing Co-Obligor, Inc.†	5.875%	8/15/2027	9,956,000	10,009,623
Directv Financing LLC/Directv Financing Co-Obligor, Inc.†	10.00%	2/15/2031	40,650,000	41,905,638
DISH DBS Corp.	7.375%	7/1/2028	45,525,000	43,768,017
EW Scripps Co.†	9.875%	8/15/2030	9,500,000	9,473,901
Gray Media, Inc.†(b)	4.75%	10/15/2030	22,525,000	17,405,870
Gray Media, Inc.†	10.50%	7/15/2029	24,602,000	26,438,047
iHeartCommunications, Inc.†(b)	9.125%	5/1/2029	9,615,000	9,094,300
iHeartCommunications, Inc.†(b)	10.875%	5/1/2030	5,375,000	4,463,534
McGraw-Hill Education, Inc.†	5.75%	8/1/2028	21,692,000	21,801,588
Nexstar Media, Inc.†	5.625%	7/15/2027	9,730,000	9,737,356
Scripps Escrow II, Inc.†(b)	5.375%	1/15/2031	6,250,000	4,667,283

70	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND January 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Media (continued)
Telenet Finance Luxembourg Notes SARL (Luxembourg)†(c)	5.50%	3/1/2028		$16,000,000	$15,997,868
Univision Communications, Inc.†	7.375%	6/30/2030		13,565,000	13,752,251
Univision Communications, Inc.†	8.00%	8/15/2028		36,195,000	37,374,125
Univision Communications, Inc.†	8.50%	7/31/2031		8,000,000	8,347,616
Virgin Media Secured Finance PLC (United Kingdom)†(c)	5.50%	5/15/2029		9,600,000	9,473,632
Total					432,081,693

Metal Fabricate-Hardware 0.29%
Park-Ohio Industries, Inc.†	8.50%	8/1/2030		27,513,000	28,276,898

Mining 3.25%
Alumina Pty. Ltd. (Australia)†(c)	6.125%	3/15/2030		36,498,000	37,680,134
Aris Mining Corp. (Canada)†(c)	8.00%	10/31/2029		15,222,000	15,973,586
Arsenal AIC Parent LLC†	8.00%	10/1/2030		15,400,000	16,328,543
Compass Minerals International, Inc.†	6.75%	12/1/2027		3,059,000	3,062,089
Compass Minerals International, Inc.†	8.00%	7/1/2030		30,754,000	32,637,244
Eldorado Gold Corp. (Canada)†(c)	6.25%	9/1/2029		23,477,000	23,613,354
First Quantum Minerals Ltd. (Canada)†(c)	9.375%	3/1/2029		11,017,000	11,571,530
Hecla Mining Co.	7.25%	2/15/2028		9,529,000	9,548,754
Hudbay Minerals, Inc. (Canada)†(c)	6.125%	4/1/2029		10,285,000	10,387,295
IAMGOLD Corp. (Canada)†(c)	5.75%	10/15/2028		12,629,000	12,686,967
Ivanhoe Mines Ltd. (Canada)†(c)	7.875%	1/23/2030		16,811,000	17,528,376
JW Aluminum Continuous Cast Co.†(b)	10.25%	4/1/2030		22,434,000	23,361,240
New Gold, Inc. (Canada)†(c)	6.875%	4/1/2032		15,535,000	16,514,870
Novelis Corp.†	6.875%	1/30/2030		48,626,000	50,427,156
Vedanta Resources Finance II PLC (United Kingdom)(c)	9.475%	7/24/2030		9,100,000	9,606,539
WE Soda Investments Holding PLC (United Kingdom)(c)	9.50%	10/6/2028		23,050,000	23,834,101
Total					314,761,778

Miscellaneous Manufacturing 1.16%
Axon Enterprise, Inc.†	6.125%	3/15/2030		25,283,000	26,052,842
Calderys Financing II LLC†	11.75%	6/1/2028		19,565,937	20,331,435
CTEC II GmbH	5.25%	2/15/2030	EUR	7,088,000	7,959,260
LSB Industries, Inc.†	6.25%	10/15/2028		$29,032,000	29,088,003
Maxam Prill SARL (Luxembourg)†(c)	7.75%	7/15/2030		27,500,000	28,665,037
Total					112,096,577

See Notes to Financial Statements.	71

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND January 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Oil & Gas 11.51%
Aethon United BR LP/Aethon United Finance Corp.†	7.50%	10/1/2029	$20,325,000	$21,397,469
Ascent Resources Utica Holdings LLC/ARU Finance Corp.†	5.875%	6/30/2029	6,250,000	6,297,006
Azule Energy Finance PLC (United Kingdom)(c)	8.125%	1/23/2030	12,225,000	12,381,095
BKV Upstream Midstream LLC†	7.50%	10/15/2030	32,167,000	32,594,660
Borr IHC Ltd./Borr Finance LLC†	10.00%	11/15/2028	34,790,854	35,760,017
Borr IHC Ltd./Borr Finance LLC†(b)	10.375%	11/15/2030	8,577,670	8,780,344
California Resources Corp.†	8.25%	6/15/2029	40,089,000	42,186,261
Caturus Energy LLC†	8.50%	2/15/2030	35,157,000	36,679,825
Chord Energy Corp.†	6.00%	10/1/2030	9,639,000	9,832,246
CITGO Petroleum Corp.†	8.375%	1/15/2029	23,313,000	24,300,795
CNX Resources Corp.†	6.00%	1/15/2029	15,725,000	15,824,932
Comstock Resources, Inc.†	5.875%	1/15/2030	10,975,000	10,714,984
Comstock Resources, Inc.†	6.75%	3/1/2029	28,852,000	29,053,704
Continental Resources, Inc.	4.375%	1/15/2028	9,530,000	9,545,323
Crescent Energy Finance LLC†	7.75%	7/31/2029	29,650,000	29,745,028
Crescent Energy Finance LLC†	9.25%	2/15/2028	17,266,000	17,776,417
DBR Land Holdings LLC†	6.25%	12/1/2030	9,348,000	9,581,700
Diamond Foreign Asset Co./Diamond Finance LLC (Cayman Islands)†(c)	8.50%	10/1/2030	15,253,000	16,230,489
EnQuest PLC (United Kingdom)†(b)(c)	11.625%	11/1/2027	13,670,000	13,819,140
Global Marine, Inc.	7.00%	6/1/2028	29,526,000	29,044,947
Gulfport Energy Operating Corp.†	6.75%	9/1/2029	14,177,000	14,638,277
Hilcorp Energy I LP/Hilcorp Finance Co.†	5.75%	2/1/2029	5,000,000	5,003,925
Hilcorp Energy I LP/Hilcorp Finance Co.†	6.25%	11/1/2028	29,693,000	29,953,259
Kosmos Energy Gta Holdings (Cayman Islands)(c)	11.25%	1/29/2031	4,930,000	4,923,591
Kosmos Energy Ltd.	7.75%	5/1/2027	14,475,000	13,985,528
Kraken Oil & Gas Partners LLC†	7.625%	8/15/2029	34,534,000	34,535,882
Moss Creek Resources Holdings, Inc.†	8.25%	9/1/2031	17,254,000	16,790,347
Nabors Industries, Inc.†(b)	8.875%	8/15/2031	19,725,000	20,071,687
Nabors Industries, Inc.†	9.125%	1/31/2030	4,700,000	4,966,890
Noble Finance II LLC†	8.00%	4/15/2030	42,973,000	44,820,837
Occidental Petroleum Corp.	7.50%	5/1/2031	8,150,000	9,191,684
Occidental Petroleum Corp.	8.875%	7/15/2030	8,405,000	9,703,732
PBF Holding Co. LLC/PBF Finance Corp.	6.00%	2/15/2028	19,888,000	19,874,166
PBF Holding Co. LLC/PBF Finance Corp.†(b)	7.875%	9/15/2030	9,166,000	9,188,154
PBF Holding Co. LLC/PBF Finance Corp.†(b)	9.875%	3/15/2030	14,149,000	15,012,358

72	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND January 31, 2026

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Oil & Gas (continued)
Petroleos Mexicanos (Mexico)(c)	8.75%		6/2/2029		$24,320,000	$26,127,730
Phillips 66 Co.	5.875% (5 yr. CMT + 2.28%	)#	3/15/2056		9,400,000	9,366,788
Precision Drilling Corp. (Canada)†(c)	6.875%		1/15/2029		6,592,000	6,670,840
Saturn Oil & Gas, Inc. (Canada)†(b)(c)	9.625%		6/15/2029		36,782,000	37,656,418
Seadrill Finance Ltd.†	8.375%		8/1/2030		19,543,000	20,489,018
SierraCol Energy Andina LLC†	6.00%		6/15/2028		6,959,000	6,705,866
SM Energy Co.	6.50%		7/15/2028		12,615,000	12,806,395
SM Energy Co.	6.625%		1/15/2027		17,731,000	17,759,567
SM Energy Co.†	6.75%		8/1/2029		17,304,000	17,512,046
SM Energy Co.†	8.375%		7/1/2028		47,980,000	49,445,693
SM Energy Co.†	8.625%		11/1/2030		9,776,000	10,345,608
SM Energy Co.†	8.75%		7/1/2031		1,944,000	2,044,326
Sunoco LP†	7.875% (5 yr. CMT + 4.23%	)#	–	(d)	18,449,000	19,014,277
Sunoco LP/Sunoco Finance Corp.†	7.00%		9/15/2028		4,150,000	4,287,058
Talos Production, Inc.†	9.00%		2/1/2029		25,929,000	27,036,687
Talos Production, Inc.†	9.375%		2/1/2031		10,763,000	11,408,145
TGNR Intermediate Holdings LLC†	5.50%		10/15/2029		26,220,000	25,958,739
Transocean Aquila Ltd.†	8.00%		9/30/2028		4,598,046	4,716,625
Transocean International Ltd.†	8.25%		5/15/2029		24,134,000	24,602,562
Transocean International Ltd.†	8.50%		5/15/2031		5,000,000	5,092,915
Valaris Ltd.†	8.375%		4/30/2030		41,236,000	43,111,413
Vermilion Energy, Inc. (Canada)†(c)	6.875%		5/1/2030		32,450,000	32,445,616
Wildfire Intermediate Holdings LLC†	7.50%		10/15/2029		36,432,000	37,025,332
Total						1,115,836,363

Oil & Gas Services 1.19%
Archrock Partners LP/Archrock Partners Finance Corp.†	6.25%		4/1/2028		7,800,000	7,823,736
CHC Group LLC†	11.75%		9/1/2030		13,947,000	13,419,268
Enerflex, Inc.†	6.875%		1/15/2031		9,268,000	9,585,021
Helix Energy Solutions Group, Inc.†	9.75%		3/1/2029		17,414,000	18,345,371
Kodiak Gas Services LLC†	7.25%		2/15/2029		12,273,000	12,737,165
SESI LLC†	7.875%		9/30/2030		23,854,000	24,069,282
Star Holding LLC†	8.75%		8/1/2031		6,250,000	6,273,075
USA Compression Partners LP/USA Compression Finance Corp.†	7.125%		3/15/2029		22,605,000	23,418,418
Total						115,671,336

See Notes to Financial Statements.	73

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND January 31, 2026

Investments	Interest Rate		Maturity Date		Principal Amount‡		Fair Value
Packaging & Containers 1.47%
Ardagh Group SA (Luxembourg)†(b)(c)	12.00%		12/1/2030			$10,410,688	$9,877,140
Ardagh Group SA	12.00%		12/1/2030		EUR	8,550,000	9,578,717
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC†	6.25%		1/30/2031			$3,659,000	3,762,444
Clydesdale Acquisition Holdings, Inc.†	6.875%		1/15/2030			9,000,000	9,128,250
Clydesdale Acquisition Holdings, Inc.†	8.75%		4/15/2030			27,755,000	27,798,194
LABL, Inc.†	Zero Coupon		10/1/2031			9,625,000	4,427,500
LABL, Inc.†(e)	9.50%		11/1/2028			10,724,000	4,933,040
Mauser Packaging Solutions Holding Co.†	9.25%		4/15/2030			31,727,000	31,235,025
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC (Jersey)†(c)	9.50%		5/15/2030			19,247,000	18,592,152
Trivium Packaging Finance BV (Netherlands)†(c)	12.25%		1/15/2031			21,589,000	23,640,473
Total							142,972,935

Pharmaceuticals 1.65%
AdaptHealth LLC†	6.125%		8/1/2028			11,550,000	11,599,942
Cheplapharm Arzneimittel GmbH (Germany)†(c)	5.50%		1/15/2028			8,986,000	8,901,756
Cheplapharm Arzneimittel GmbH†	7.125%		6/15/2031		EUR	2,987,000	3,644,339
Cheplapharm Arzneimittel GmbH	7.50%		5/15/2030		EUR	10,500,000	12,934,213
Curaleaf Holdings, Inc.	8.00%		12/15/2026			$30,318,000	29,863,230
CVS Health Corp.	7.00% (5 yr. CMT + 2.89%	)#	3/10/2055			9,300,000	9,737,947
HLF Financing SARL LLC/Herbalife International, Inc.†	4.875%		6/1/2029			34,208,000	32,498,315
HLF Financing SARL LLC/Herbalife International, Inc.†	12.25%		4/15/2029			17,426,000	18,748,703
Organon & Co./Organon Foreign Debt Co-Issuer BV†	5.125%		4/30/2031			26,309,000	23,912,329
Teva Pharmaceutical Finance Netherlands IV BV (Netherlands)(c)	5.75%		12/1/2030			8,170,000	8,465,558
Total							160,306,332

Pipelines 2.42%
Buckeye Partners LP†	6.75%		2/1/2030			40,998,000	42,980,171
Delek Logistics Partners LP/Delek Logistics Finance Corp.†	7.125%		6/1/2028			24,241,000	24,415,923
Delek Logistics Partners LP/Delek Logistics Finance Corp.†	8.625%		3/15/2029			20,857,000	21,824,657
Energy Transfer LP	6.50% (5 yr. CMT + 5.69%	)#	–	(d)		26,924,000	27,063,736
Energy Transfer LP	6.625% (3 mo. USD LIBOR + 4.16%	)#	–	(d)		9,550,000	9,685,725

74	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND January 31, 2026

Investments	Interest Rate		Maturity Date		Principal Amount‡		Fair Value
Pipelines (continued)
Genesis Energy LP/Genesis Energy Finance Corp.	8.25%		1/15/2029			$4,917,000	$5,128,461
Harvest Midstream I LP†	7.50%		9/1/2028			11,236,000	11,396,596
Plains All American Pipeline LP	8.223% (3 mo. USD Term SOFR + 4.37%	)#	–	(d)		16,280,000	16,259,111
Venture Global LNG, Inc.†(b)	8.125%		6/1/2028			15,213,000	15,584,534
Venture Global LNG, Inc.†	9.50%		2/1/2029			39,605,000	42,198,929
Western Midstream Operating LP†	7.25%		4/1/2030			17,161,000	18,270,934
Total							234,808,777

Real Estate 1.11%
CPI Property Group SA	7.50% (5 yr. EURIBOR ICE Swap + 5.23%	)#	–	(d)	EUR	7,310,000	8,467,000
Cushman & Wakefield U.S. Borrower LLC†	6.75%		5/15/2028			$28,576,000	28,772,117
Five Point Operating Co. LP†	8.00%		10/1/2030			18,697,000	19,443,216
Howard Hughes Corp.†	5.375%		8/1/2028			6,078,000	6,080,011
Hunt Cos., Inc.†	5.25%		4/15/2029			21,166,000	20,738,462
Kennedy-Wilson, Inc.(b)	4.75%		2/1/2030			5,595,000	5,381,830
Kennedy-Wilson, Inc.(b)	5.00%		3/1/2031			6,309,000	6,064,999
Longfor Group Holdings Ltd. (China)(c)	4.50%		1/16/2028			5,775,000	5,363,092
Newmark Group, Inc.	7.50%		1/12/2029			6,581,000	7,007,218
Total							107,317,945

REITS 2.22%
Arbor Realty SR, Inc.†(b)	8.50%		12/15/2028			10,207,000	9,950,027
Blackstone Mortgage Trust, Inc.†	7.75%		12/1/2029			15,055,000	16,147,014
Brandywine Operating Partnership LP	6.125%		1/15/2031			4,895,000	4,746,952
Brandywine Operating Partnership LP	8.875%		4/12/2029			27,561,000	29,632,016
Diversified Healthcare Trust†	7.25%		10/15/2030			17,702,000	18,254,302
EF Holdco/EF Cayman Holdings/Ellington Financial REIT Cayman/TRS/EF Cayman Non-MTM†	7.375%		9/30/2030			9,444,000	9,556,771
Iron Mountain, Inc.†	5.25%		7/15/2030			9,519,000	9,431,785
Millrose Properties, Inc.†	6.375%		8/1/2030			22,348,000	22,825,465
Piedmont Operating Partnership LP	6.875%		7/15/2029			13,913,000	14,789,313
Piedmont Operating Partnership LP	9.25%		7/20/2028			7,830,000	8,678,186
Starwood Property Trust, Inc.†	6.50%		7/1/2030			16,525,000	17,219,381
Starwood Property Trust, Inc.†	6.50%		10/15/2030			8,568,000	8,928,404
Starwood Property Trust, Inc.†	7.25%		4/1/2029			32,877,000	34,713,937
VICI Properties LP	4.75%		2/15/2028			10,000,000	10,103,180
Total							214,976,733

See Notes to Financial Statements.	75

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND January 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Retail 3.98%
Advance Auto Parts, Inc.†	7.00%	8/1/2030		$32,604,000	$33,178,479
Bloomin’ Brands, Inc./OSI Restaurant Partners LLC†(b)	5.125%	4/15/2029		37,725,000	33,535,084
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.†(b)	6.75%	1/15/2030		14,549,000	13,768,014
Global Auto Holdings Ltd./AAG FH U.K. Ltd. (United Kingdom)†(c)	8.375%	1/15/2029		19,948,000	19,839,682
Global Auto Holdings Ltd./AAG FH U.K. Ltd. (United Kingdom)†(c)	11.50%	8/15/2029		19,760,000	20,961,902
GPS Hospitality Holding Co. LLC/GPS Finco, Inc.†	7.00%	8/15/2028		12,121,000	6,023,781
LBM Acquisition LLC†(b)	6.25%	1/15/2029		17,250,000	15,946,978
LBM Acquisition LLC†	9.50%	6/15/2031		12,214,000	12,878,063
Maxeda DIY Holding BV	5.875%	10/1/2026	EUR	9,025,000	8,361,933
Michaels Cos., Inc.†	7.875%	5/1/2029		$9,600,000	9,362,674
Park River Holdings, Inc.†	8.00%	3/15/2031		20,370,000	21,005,361
Park River Holdings, Inc.†(b)	8.75%	12/31/2030		13,641,152	13,617,283
Petco Health & Wellness Co., Inc.†(f)	8.25%	2/1/2031		9,756,000	9,790,721
Punch Finance PLC†	7.875%	12/30/2030	GBP	7,468,000	10,550,139
Punch Finance PLC	7.875%	12/30/2030	GBP	6,470,000	9,140,252
SGUS LLC†(e)	11.00%	12/15/2029		–	–
Specialty Building Products Holdings LLC/SBP Finance Corp.†	7.75%	10/15/2029		$24,721,000	24,657,732
Staples, Inc.†	10.75%	9/1/2029		36,397,000	35,799,998
Staples, Inc.†	12.75%	1/15/2030		6,104,232	5,004,111
Stonegate Pub Co. Financing PLC	10.75%	7/31/2029	GBP	24,462,000	33,770,327
Victra Holdings LLC/Victra Finance Corp.†(b)	8.75%	9/15/2029		$31,259,000	32,932,013
Waga Bondco Ltd.	8.50%	6/15/2030	GBP	4,800,000	5,839,740
White Cap Supply Holdings LLC†	7.375%	11/15/2030		$9,263,000	9,627,017
Total					385,591,284

Semiconductors 0.74%
ams-OSRAM AG	10.50%	3/30/2029	EUR	11,665,000	14,714,050
ams-OSRAM AG (Austria)†(c)	12.25%	3/30/2029		$23,235,000	24,805,059
Kioxia Holdings Corp. (Japan)†(c)	6.25%	7/24/2030		31,200,000	32,259,616
Total					71,778,725

Software 1.75%
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc.†	8.00%	6/15/2029		11,728,000	9,131,524
Central Parent, Inc./CDK Global, Inc.†	7.25%	6/15/2029		29,908,000	22,952,395

76	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND January 31, 2026

Investments	Interest Rate		Maturity Date		Principal Amount‡		Fair Value
Software (continued)
Cloud Software Group, Inc.†	6.50%		3/31/2029			$21,188,000	$21,077,453
CoreWeave, Inc.†(b)	9.25%		6/1/2030			43,779,000	43,153,974
Oracle Corp.	6.15%		11/9/2029			18,250,000	19,039,029
Pagaya U.S. Holdings Co. LLC†(b)	8.875%		8/1/2030			20,375,000	18,231,529
SS&C Technologies, Inc.†	5.50%		9/30/2027			7,635,000	7,632,861
Ubisoft Entertainment SA	0.878%		11/24/2027		EUR	4,400,000	4,217,345
X.AI LLC/X.AI Co. Issuer Corp.	12.50%		6/30/2030			$22,229,000	24,544,639
Total							169,980,749

Telecommunications 2.94%
Altice France SA (France)†(c)	9.50%		11/1/2029			23,114,761	23,735,209
APLD ComputeCo LLC†	9.25%		12/15/2030			14,425,000	15,001,917
Cipher Compute LLC†(b)	7.125%		11/15/2030			36,846,000	38,012,581
Connect Finco SARL/Connect U.S. Finco LLC (Luxembourg)†(c)	9.00%		9/15/2029			30,125,000	32,011,337
EchoStar Corp.	6.75%		11/30/2030			18,296,987	18,644,410
EchoStar Corp.	10.75%		11/30/2029			24,300,000	26,651,389
Flash Compute LLC†	7.25%		12/31/2030			19,183,000	19,272,067
Frontier Communications Holdings LLC†	6.75%		5/1/2029			22,950,000	23,051,118
Hughes Satellite Systems Corp.	5.25%		8/1/2026			4,317,000	4,086,622
Hughes Satellite Systems Corp.	6.625%		8/1/2026			15,822,000	13,894,656
Iliad Holding SAS (France)†(c)	7.00%		10/15/2028			11,800,000	11,944,361
Iliad Holding SAS (France)†(c)	8.50%		4/15/2031			5,000,000	5,357,225
VF Ukraine PAT via VFU Funding PLC (Ukraine)†(c)	9.625%		2/11/2027			5,819,496	5,734,608
VF Ukraine PAT via VFU Funding PLC (Ukraine)(c)	9.625%		2/11/2027			661,699	652,046
WULF Compute LLC†	7.75%		10/15/2030			45,427,000	47,423,517
Total							285,473,063

Transportation 1.61%
Carriage Purchaser, Inc.†	7.875%		10/15/2029			24,859,000	24,745,931
Mobico Group PLC	3.625%		11/20/2028		GBP	4,541,000	5,779,709
Mobico Group PLC	4.25% (5 yr. U.K. Government Bond + 4.14%	)#	–	(d)	GBP	10,674,000	9,675,278
Ocado Group PLC	10.50%		8/8/2029		GBP	8,199,000	11,395,882
Ocado Group PLC†	10.50%		8/8/2029		GBP	3,692,000	5,131,552
Rand Parent LLC†	8.50%		2/15/2030			$39,584,000	41,389,845
Seaspan Corp. (Hong Kong)†(b)(c)	5.50%		8/1/2029			25,987,000	24,738,764

See Notes to Financial Statements.	77

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND January 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Transportation (continued)
SGL Group ApS	6.304% (3 mo. EURIBOR + 4.25%	)#	2/24/2031	EUR	8,550,000	$9,575,066
Star Leasing Co. LLC†	7.625%		2/15/2030		$24,950,000	23,898,869
Total						156,330,896

Trucking & Leasing 0.13%
FTAI Aviation Investors LLC†	5.50%		5/1/2028		12,347,000	12,366,150
Total Corporate Bonds (cost $8,445,079,935)						8,545,782,012

FLOATING RATE LOANS(h) 6.79%

Aerospace/Defense 0.15%
Alloy Finco Ltd. USD Holdco PIK Term Loan 13.50% (Jersey)(c)	0.50%		3/6/2028		5,765,865	14,823,089

Airlines 0.06%
JetBlue Airways Corp. 2024 Term Loan B	–	(g)	8/27/2029		5,750,000	5,530,810

Auto Parts & Equipment 0.33%
Autokiniton U.S. Holdings, Inc. 2024 Term Loan B	7.786% (1 mo. USD Term SOFR + 4.00%	)	4/6/2028		12,537,018	12,521,347
First Brands Group LLC 2021 Term Loan	10.814% (3 mo. USD Term SOFR + 7.11%	)	3/30/2027		8,552,599	58,123
First Brands Group LLC 2022 Incremental Term Loan	10.814% (1 mo. USD Term SOFR + 7.11%	)	3/30/2027		7,121,541	48,398
First Brands Group LLC 2025 DIP Term Loan	5.238% (1 mo. USD Term SOFR + 1.55%	)	6/29/2026		31,790	4,795
RealTruck Group, Inc. 2021 Term Loan B	–	(g)	1/31/2028		3,778,067	2,954,940
RealTruck Group, Inc. 2023 Incremental Term Loan	–	(g)	1/31/2028		8,311,389	6,519,287
Tenneco, Inc. 2022 Term Loan B	8.772% - 8.99% (3 mo. USD Term SOFR + 5.00%	)	11/17/2028		9,600,000	9,520,992
Total						31,627,882

Automobile Manufacturers 0.10%
American Trailer World Corp. Term Loan B	7.522% (1 mo. USD Term SOFR + 3.75%	)	3/3/2028		10,320,000	9,295,018

Beverages 0.14%
Primo Brands Corp. 2025 Term Loan B	5.922% (3 mo. USD Term SOFR + 2.25%	)	3/31/2028		14,010,105	14,030,560

78	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND January 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Building Materials 0.17%
Quikrete Holdings, Inc. 2025 Term Loan B	5.922% (1 mo. USD Term SOFR + 2.25%	)	2/10/2032		$16,212,487	$16,229,754

Chemicals 0.11%
INEOS Styrolution Group GmbH 2020 EUR Term Loan	3.954% (1 mo. EURIBOR + 2.00%	)	1/29/2027	EUR	8,256,657	9,547,291
INEOS Styrolution U.S. Holding LLC 2020 USD Term Loan	–	(g)	1/29/2027		$1,680,430	1,650,603
Total						11,197,894

Commercial Services 0.93%
Allied Universal Holdco LLC 2025 USD Term Loan B	6.922% (1 mo. USD Term SOFR + 3.25%	)	8/20/2032		13,740,563	13,782,883
Crash Champions LLC 2024 Term Loan B	8.572% (3 mo. USD Term SOFR + 4.75%	)	2/23/2029		30,551,272	28,536,874
CRM Series Seller 2025 LLC Revolver(i)	7.547%		8/20/2030		16,500,000	16,501,650	(j)
Spin Holdco, Inc. 2021 Term Loan	8.022% (3 mo. USD Term SOFR + 4.00%	)	3/4/2028		27,839,888	22,675,589
Stonepeak Taurus Lower Holdings LLC 2022 2nd Lien Term Loan	10.772% (3 mo. USD Term SOFR + 7.00%	)	1/28/2030		9,795,000	8,668,575
Total						90,165,571

Computers 0.59%
McAfee LLC 2024 USD 1st Lien Term Loan B	–	(g)	3/1/2029		11,054,000	9,824,243
Peraton Corp. Term Loan B	7.517% (3 mo. USD Term SOFR + 3.75%	)	2/1/2028		15,338,848	14,198,021
X Corp. 2025 Fixed Term Loan	9.50%		10/26/2029		14,367,000	14,894,987
X Corp. Term Loan	10.417% (3 mo. USD Term SOFR + 6.50%	)	10/26/2029		18,357,230	18,355,302
Total						57,272,553

Containers & Packaging 0.25%
Iris Holding, Inc. Term Loan	–	(g)	6/28/2028		14,875,000	14,433,436
Tosca Services LLC 2024 Second Out Superpriority PIK Term Loan B 5.27%	3.25% (1 mo. USD Term SOFR + 1.50%	)	11/30/2028		10,400,098	9,635,274
Total						24,068,710

Cosmetics/Personal Care 0.14%
Conair Holdings LLC Term Loan B	7.536% (1 mo. USD Term SOFR + 3.75%	)	5/17/2028		26,354,830	13,548,096

See Notes to Financial Statements.	79

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND January 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Diversified Financial Services 0.08%
BSFR II UTE I LLC Revolver(i)	7.68% - 7.68% (3 mo. USD Term SOFR + 4.00%	)	3/24/2028	$7,425,000	$7,435,395	(j)

Electric 0.20%
Lackawanna Energy Center LLC 2025 Term Loan B	6.675% (1 mo. USD Term SOFR + 3.00%	)	8/5/2032	9,896,500	9,969,487
Talen Energy Supply LLC 2024-1 Incremental Term Loan	6.353% (3 mo. USD Term SOFR + 2.50%	)	12/15/2031	9,604,241	9,623,785
Total					19,593,272

Food Service 0.05%
Gategroup Finance Luxembourg SA USD Repriced Term Loan B (Luxembourg)(c)	7.201% (3 mo. USD Term SOFR + 3.50%	)	6/10/2032	4,453,620	4,472,169

Gaming/Leisure 0.29%
888 Acquisitions Ltd. USD Term Loan B (United Kingdom)(c)	9.048% (6 mo. USD Term SOFR + 5.25%	)	7/1/2028	6,112,644	5,626,689
United FP Holdings LLC 2019 1st Lien Term Loan	7.929% (3 mo. USD Term SOFR + 4.00%	)	12/30/2026	23,221,404	22,500,496
Total					28,127,185

Health Care Services 0.23%
ADMI Corp. 2023 Term Loan B5	9.422% (1 mo. USD Term SOFR + 5.75%	)	12/23/2027	15,497,498	15,110,061
Dermatology Intermediate Holdings III, Inc. 2023 Incremental Term Loan B	9.167% (3 mo. USD Term SOFR + 5.50%	)	3/30/2029	7,224,322	6,985,017
New WPCC Parent LLC Term Loan	13.172% (1 mo. USD Term SOFR + 9.50%	)	5/9/2030	712,032	681,770
Total					22,776,848

Healthcare 0.08%
Dermatology Intermediate Holdings III, Inc. 2022 Term Loan B	7.917% (3 mo. USD Term SOFR + 4.25%	)	3/30/2029	7,658,911	7,388,130

Information Technology Services 0.01%
Recovery Solutions Parent LLC Term Loan	11.172% (3 mo. USD Term SOFR + 7.50%	)	1/28/2030	1,182,519	1,164,781

80	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND January 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Internet 0.18%
Anastasia Parent LLC 2025 Term Loan	8.672% (3 mo. USD Term SOFR + 5.00%	)	6/24/2030		$4,031,638	$3,754,463
Hunter Holdco 3 Ltd. USD Term Loan B (United Kingdom)(c)	8.022% (3 mo. USD Term SOFR + 4.25%	)	8/19/2028		14,874,725	13,870,681
Total						17,625,144

Machinery: Diversified 0.37%
CPM Holdings, Inc. 2023 Term Loan	8.20% (1 mo. USD Term SOFR + 4.50%	)	9/28/2028		26,595,390	26,271,325
LSF12 Badger Bidco LLC Term Loan B	9.172% (1 mo. USD Term SOFR + 5.50%	)	8/30/2030		9,435,039	9,470,420
Total						35,741,745

Media 0.34%
Sinclair Television Group, Inc. 2025 Term Loan B6	7.234% (1 mo. USD Term SOFR + 3.30%	)	12/31/2029		19,235,479	16,686,778
Sinclair Television Group, Inc. 2025 Term Loan B7	7.872% (1 mo. USD Term SOFR + 4.10%	)	12/31/2030		18,695,224	15,984,416
Total						32,671,194

Metal Fabricate/Hardware 0.23%
Tank Holding Corp. 2022 Term Loan	9.522% (1 mo. USD Term SOFR + 5.75%	)	3/31/2028		20,535,762	18,828,727
Tank Holding Corp. 2023 Incremental Delayed Draw Term Loan	9.771% (1 mo. USD Term SOFR + 6.00%	)	3/31/2028		1,144,443	1,051,457
Tank Holding Corp. 2023 Incremental Term Loan	9.772% (1 mo. USD Term SOFR + 6.00%	)	3/31/2028		2,698,836	2,479,556
Total						22,359,740

Miscellaneous Manufacture 0.11%
Rohm Holding GmbH 2024 EUR PIK Term Loan B	7.149% (6 mo. EURIBOR + 4.75%	)	1/31/2029	EUR	9,530,000	10,651,527

Oil & Gas Services 0.08%
Star Holding LLC 2024 1st Lien Term Loan B	–	(g)	7/31/2031		$7,600,000	7,475,550

Pharmaceuticals 0.15%
Gainwell Acquisition Corp. Term Loan B	7.772% (3 mo. USD Term SOFR + 4.00%	)	10/1/2027		14,850,000	14,249,763

See Notes to Financial Statements.	81

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND January 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Real Estate 0.13%
CoreLogic, Inc. 2nd Lien Term Loan	10.286% (1 mo. USD Term SOFR + 6.50%	)	6/4/2029	$13,190,000	$13,091,075

Retail 0.78%
BCPE Grill Parent 2023 Term Loan B	8.422% (1 mo. USD Term SOFR + 4.75%	)	9/30/2030	14,883,901	14,054,645
LBM Acquisition LLC 2024 Incremental Term Loan B	7.521% (1 mo. USD Term SOFR + 3.75%	)	6/6/2031	5,775,682	5,574,110
Restoration Hardware, Inc. Term Loan B	6.286% (1 mo. USD Term SOFR + 2.50%	)	10/20/2028	9,522,882	9,402,751
RVR Dealership Holdings LLC Term Loan B	7.522% (1 mo. USD Term SOFR + 3.75%	)	2/8/2028	29,307,909	29,108,762
Specialty Building Products Holdings LLC 2021 Term Loan B	–	(g)	10/16/2028	7,500,000	7,150,237
Staples, Inc. 2024 Term Loan B	9.604% (3 mo. USD Term SOFR + 5.75%	)	9/4/2029	10,635,375	10,180,447
Torrid LLC 2021 Term Loan B	9.286% (1 mo. USD Term SOFR + 5.50%	)	6/14/2028	494,713	210,802
Total					75,681,754

Software 0.42%
AthenaHealth Group, Inc. 2022 Term Loan B	–	(g)	2/15/2029	4,805,000	4,751,448
Boxer Parent Co., Inc. 2024 2nd Lien Term Loan	9.417% (3 mo. USD Term SOFR + 5.75%	)	7/30/2032	10,476,000	9,926,010
Central Parent, Inc. 2024 Term Loan B	6.922% (3 mo. USD Term SOFR + 3.25%	)	7/6/2029	8,291,040	6,674,287
Cotiviti Corp. 2024 Fixed Term Loan B	–	(g)	5/1/2031	2,294,000	2,147,769
DTI Holdco, Inc. 2025 Term Loan B	7.672% (1 mo. USD Term SOFR + 4.00%	)	4/26/2029	9,575,000	8,996,048
Mitchell International, Inc. 2024 2nd Lien Term Loan	8.922% (1 mo. USD Term SOFR + 5.25%	)	6/17/2032	2,974,000	2,940,855
Rocket Software, Inc. 2023 USD Term Loan B	–	(g)	11/28/2028	5,275,000	5,055,771
Total					40,492,188

Telecommunications 0.09%
Delta TopCo, Inc. 2024 2nd Lien Term Loan	–	(g)	11/29/2030	9,605,000	9,216,766
Total Floating Rate Loans (cost $673,065,429)					658,004,163

82	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND January 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.53%
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2020-DNA5 Class B2†	15.197% (30 day USD SOFR Average + 11.50%	)#	10/25/2050	$9,000,000	$12,542,575
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2020-HQA1 Class B2†	8.912% (30 day USD SOFR Average + 5.21%	)#	1/25/2050	2,270,000	2,534,808
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-HQA3 Class B2†	9.947% (30 day USD SOFR Average + 6.25%	)#	9/25/2041	1,380,000	1,420,123
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-HQA4 Class B2†	10.697% (30 day USD SOFR Average + 7.00%	)#	12/25/2041	1,845,000	1,927,519
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-DNA2 Class B2†	12.197% (30 day USD SOFR Average + 8.50%	)#	2/25/2042	9,469,000	10,129,952
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-HQA1 Class B2†	14.697% (30 day USD SOFR Average + 11.00%	)#	3/25/2042	10,000,000	11,012,544
Federal Home Loan Mortgage Corp. STACR Trust Series 2019-HQA1 Class B2†	16.062% (30 day USD SOFR Average + 12.36%	)#	2/25/2049	2,280,000	2,771,102
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2021-R02 Class 2B2†	9.897% (30 day USD SOFR Average + 6.20%	)#	11/25/2041	883,000	912,134
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R02 Class 2B2†	11.347% (30 day USD SOFR Average + 7.65%	)#	1/25/2042	1,890,000	1,999,366
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R06 Class 1B2†	14.297% (30 day USD SOFR Average + 10.60%	)#	5/25/2042	5,255,000	5,849,763
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R07 Class 1B2†	15.697% (30 day USD SOFR Average + 12.00%	)#	6/25/2042	685,300	778,380
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $52,192,128)					51,878,266

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 0.07%
JP Morgan Mortgage Trust Series 2025-NQM4 Class B1† (cost $6,249,871)	6.687%	#(k)	3/25/2066	6,250,000	6,301,629
Total Long-Term Investments (cost $9,431,882,466)					9,528,162,421

See Notes to Financial Statements.	83

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND January 31, 2026

Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 4.23%

REPURCHASE AGREEMENTS 0.46%
Repurchase Agreement dated 1/30/2026, 3.600% due 2/2/2026 with Barclays Capital, Inc. collateralized by $26,437,700 of U.S. Treasury Note at 3.375% due 11/30/2027; value: $26,505,102; proceeds: $25,982,793 (cost $25,975,000)	$25,975,000	$25,975,000
Repurchase Agreement dated 1/30/2026, 3.250% due 2/2/2026 with Fixed Income Clearing Corp. collateralized by $17,700,300 of U.S. Treasury Note at 3.750% due 4/30/2027; value: $17,907,268; proceeds: $17,560,883 (cost $17,556,128)	17,556,128	17,556,128
Repurchase Agreement dated 1/30/2026, 3.640% due 2/2/2026 with TD Securities (USA) LLC collateralized by $1,048,600 of U.S. Treasury Note at 2.750% due 4/30/2027; value: $1,045,918; proceeds: $1,025,311 (cost $1,025,000)	1,025,000	1,025,000
Total Repurchase Agreements (cost $44,556,128)		44,556,128

TIME DEPOSITS 0.37%
CitiBank N.A.(l) (cost $36,614,579)	36,614,579	36,614,579

	Shares
MONEY MARKET FUNDS 3.40%
Fidelity Government Portfolio(l) (cost $329,531,213)	329,531,213	329,531,213
Total Short-Term Investments (cost $410,701,920)		410,701,920
Total Investments in Securities 102.48% (cost $9,842,584,386)		9,938,864,341
Less Unfunded Loan Commitments (0.08%) (cost $8,022,181)		(8,044,519)
Net Investments in Securities 102.40% (cost $9,834,562,205)		9,930,819,822
Other Assets and Liabilities – Net(m) (2.40)%		(232,891,761)
Net Assets 100.00%		$9,697,928,061

EUR	Euro.
GBP	British Pound.
CMT	Constant Maturity Rate.
EURIBOR	Euro Interbank Offered Rate.
ICE	Intercontinental Exchange.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.

84	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND January 31, 2026

REITS	Real Estate Investment Trusts.
REMICS	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
STACR	Structured Agency Credit Risk.

‡	Principal Amount is denominated in U.S. dollars unless otherwise noted.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At January 31, 2026, the total value of Rule 144A securities was $6,770,158,683, which represents 69.81% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at January 31, 2026.
*	Non-income producing security.
(a)	Level 3 Investment as described in Note 2(a) in the Notes to Financial Statements. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(b)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(c)	Foreign security traded in U.S. dollars.
(d)	Security is perpetual in nature and has no stated maturity.
(e)	Defaulted (non-income producing security).
(f)	Securities purchased on a when-issued basis (See Note 2(i)).
(g)	Interest Rate to be determined.
(h)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the SOFR or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at January 31, 2026.
(i)	Security partially/fully unfunded. See Note (2(l)).
(j)	Level 3 Investment as described in Note 2(a) in the Notes to Financial Statements. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(k)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(l)	Security was purchased with the cash collateral from loaned securities.
(m)	Other Assets and Liabilities – Net include net unrealized appreciation/(depreciation) on forward foreign currency exchange contracts, futures contracts and swap contracts as follows:

Centrally Cleared Credit Default Swap Contracts on Indexes/Issuers - Buy Protection at January 31, 2026(1):

Referenced Indexes/Issuers	Central Clearing Party	Fund Pays (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Unrealized Appreciation/ (Depreciation)(3)	Value
Navient Corp.(4)	Bank of America	5.00%	12/20/2030	$3,000,000	$(216,307)	$50,902	$(165,405)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap contracts agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap contracts and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap contracts less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments paid (received) are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swap Contracts on Indexes/Issuers amounted to $50,902. Total unrealized depreciation on Credit Default Swap Contracts on Indexes/Issuers amounted to $0.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).

See Notes to Financial Statements.	85

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND January 31, 2026

Centrally Cleared Interest Rate Swap Contracts at January 31, 2026:

Central Clearingparty	Periodic Payments to be Made By The Fund (Quarterly)	Periodic Payments to be Received By The Fund (Quarterly)	Termination Date	Notional Amount	Payments Upfront(1)	Unrealized Appreciation/ (Depreciation)	Value
Bank of America(2)	2.711%	CPI Urban Consumer NSA	8/27/2030	$390,000,000	$(2,284,257)	$(934,550)	$(3,218,807)

CPI	Consumer Price Index: Rate fluctuates based on CPI.
NSA	Non-seasonally adjusted.
(1)	Upfront payments paid (received) are presented net of amortization.
(2)	Central Clearinghouse: Chicago Mercantile Exchange (CME).

Forward Foreign Currency Exchange Contracts at January 31, 2026:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
British pound	Buy	Barclays Bank PLC	2/6/2026	712,000	$954,200	$974,261	$20,061
British pound	Buy	Barclays Bank PLC	2/6/2026	3,574,000	4,695,489	4,890,459	194,970
British pound	Buy	Citibank	2/6/2026	7,501,000	9,992,903	10,263,944	271,041
British pound	Buy	Goldman Sachs	2/6/2026	3,241,000	4,232,371	4,434,801	202,430
British pound	Buy	Morgan Stanley	2/6/2026	3,032,000	3,946,780	4,148,817	202,037
British pound	Buy	Morgan Stanley	2/6/2026	4,855,000	6,396,787	6,643,307	246,520
British pound	Buy	Morgan Stanley	2/6/2026	1,894,000	2,489,888	2,591,643	101,755
British pound	Buy	Morgan Stanley	2/6/2026	12,000,000	15,872,504	16,420,122	547,618
British pound	Buy	Toronto Dominion Bank	2/6/2026	2,034,000	2,714,116	2,783,210	69,094
Euro	Buy	Morgan Stanley	3/6/2026	960,000	1,125,189	1,139,600	14,411
Euro	Buy	Morgan Stanley	3/6/2026	3,741,000	4,349,489	4,440,880	91,391
Japanese yen	Buy	Morgan Stanley	2/20/2026	336,435,000	2,160,142	2,177,070	16,928
Japanese yen	Buy	Morgan Stanley	2/20/2026	873,600,000	5,643,315	5,653,063	9,748
Japanese yen	Buy	Morgan Stanley	2/20/2026	1,295,652,000	8,166,059	8,384,161	218,102
Japanese yen	Buy	State Street Bank and Trust	2/20/2026	780,361,000	4,950,113	5,049,714	99,601
Japanese yen	Buy	State Street Bank and Trust	2/20/2026	1,580,152,000	10,006,588	10,225,159	218,571
Japanese yen	Buy	Toronto Dominion Bank	2/20/2026	705,870,000	4,542,945	4,567,683	24,738
Euro	Sell	State Street Bank and Trust	3/6/2026	8,177,000	9,707,814	9,706,783	1,031
Japanese yen	Sell	State Street Bank and Trust	2/20/2026	720,987,000	4,768,628	4,665,505	103,123
Japanese yen	Sell	Toronto Dominion Bank	2/20/2026	5,514,370,000	36,539,495	35,683,473	856,022
Total Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$3,509,192

86	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND January 31, 2026

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Euro	Buy	Morgan Stanley	3/6/2026	79,300,000	$95,118,685	$94,135,738	$(982,947)
Euro	Buy	Morgan Stanley	3/6/2026	817,000	978,319	969,847	(8,472)
Euro	Buy	Morgan Stanley	3/6/2026	3,527,000	4,222,614	4,186,844	(35,770)
Euro	Buy	Morgan Stanley	3/6/2026	1,698,000	2,031,181	2,015,668	(15,513)
Euro	Buy	Toronto Dominion Bank	3/6/2026	2,918,000	3,470,616	3,463,910	(6,706)
Japanese yen	Buy	Morgan Stanley	2/20/2026	288,232,000	1,873,745	1,865,148	(8,597)
Japanese yen	Buy	Toronto Dominion Bank	2/20/2026	590,352,000	3,881,353	3,820,166	(61,187)
British pound	Sell	Bank of America	2/6/2026	4,260,000	5,708,634	5,829,143	(120,509)
British pound	Sell	Barclays Bank PLC	2/6/2026	6,053,000	8,100,808	8,282,583	(181,775)
British pound	Sell	Morgan Stanley	2/6/2026	3,949,000	5,301,831	5,403,588	(101,757)
British pound	Sell	State Street Bank and Trust	2/6/2026	6,993,000	9,285,838	9,568,826	(282,988)
British pound	Sell	State Street Bank and Trust	2/6/2026	3,019,000	4,052,736	4,131,028	(78,292)
British pound	Sell	State Street Bank and Trust	2/6/2026	196,356,000	262,902,619	268,682,451	(5,779,832)
British pound	Sell	State Street Bank and Trust	2/6/2026	2,750,000	3,671,403	3,762,944	(91,541)
British pound	Sell	State Street Bank and Trust	2/6/2026	7,503,000	9,995,053	10,266,681	(271,628)
British pound	Sell	State Street Bank and Trust	2/6/2026	4,202,000	5,621,531	5,749,779	(128,248)
British pound	Sell	State Street Bank and Trust	2/6/2026	635,000	857,885	868,898	(11,013)
British pound	Sell	State Street Bank and Trust	2/6/2026	2,461,000	3,322,805	3,367,493	(44,688)
British pound	Sell	State Street Bank and Trust	2/6/2026	856,000	1,147,195	1,171,302	(24,107)
British pound	Sell	State Street Bank and Trust	2/6/2026	1,225,000	1,651,290	1,676,221	(24,931)
British pound	Sell	State Street Bank and Trust	2/6/2026	174,000	238,074	238,092	(18)
Euro	Sell	Bank of America	3/6/2026	1,280,000	1,490,216	1,519,467	(29,251)
Euro	Sell	Citibank	3/6/2026	3,312,000	3,908,572	3,931,621	(23,049)
Euro	Sell	J.P. Morgan	3/6/2026	1,293,000	1,509,859	1,534,899	(25,040)
Euro	Sell	Morgan Stanley	3/6/2026	3,344,000	3,875,522	3,969,608	(94,086)
Euro	Sell	Morgan Stanley	3/6/2026	1,058,000	1,234,193	1,255,935	(21,742)
Euro	Sell	Morgan Stanley	3/6/2026	1,509,000	1,764,590	1,791,309	(26,719)
Euro	Sell	Morgan Stanley	3/6/2026	3,720,000	4,350,271	4,415,951	(65,680)

See Notes to Financial Statements.	87

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND January 31, 2026

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Euro	Sell	Morgan Stanley	3/6/2026	1,277,000	$1,494,740	$1,515,906	$(21,166)
Euro	Sell	Morgan Stanley	3/6/2026	192,000	226,946	227,920	(974)
Euro	Sell	Morgan Stanley	3/6/2026	6,422,000	7,511,458	7,623,452	(111,994)
Euro	Sell	State Street Bank and Trust	3/6/2026	108,902,000	126,222,863	129,275,789	(3,052,926)
Euro	Sell	State Street Bank and Trust	3/6/2026	2,313,000	2,703,169	2,745,725	(42,556)
Euro	Sell	State Street Bank and Trust	3/6/2026	1,812,000	2,117,587	2,150,996	(33,409)
Euro	Sell	State Street Bank and Trust	3/6/2026	3,226,000	3,802,527	3,829,532	(27,005)
Euro	Sell	State Street Bank and Trust	3/6/2026	1,642,000	1,922,691	1,949,191	(26,500)
Euro	Sell	State Street Bank and Trust	3/6/2026	3,837,000	4,515,911	4,554,840	(38,929)
Euro	Sell	Toronto Dominion Bank	3/6/2026	1,945,000	2,286,765	2,308,878	(22,113)
Total Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(11,923,658)

Futures Contracts at January 31, 2026:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	March 2026	1,337	Long	$279,028,137	$278,754,055	$(274,082)

The following is a summary of the inputs used as of January 31, 2026 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Credit Card	$–	$–	$18,296,460	$18,296,460
Remaining Industries	–	24,308,918	–	24,308,918
Common Stocks
Health Care Providers & Services	–	948,667	213,011	1,161,678
Remaining Industries	–	782,897	–	782,897
Convertible Bonds	–	202,186,992	–	202,186,992
Convertible Preferred Stocks	–	19,459,406	–	19,459,406
Corporate Bonds
Entertainment	–	126,393,708	12,924,105	139,317,813
Remaining Industries	–	8,406,464,199	–	8,406,464,199
Floating Rate Loans
Commercial Services	–	73,663,921	16,501,650	90,165,571
Diversified Financial Services	–	–	7,435,395	7,435,395
Remaining Industries	–	560,403,197	–	560,403,197
Less Unfunded Loan Commitments	–	(8,044,519)	–	(8,044,519)

88	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

SHORT DURATION HIGH YIELD FUND January 31, 2026

Investment Type(2)	Level 1	Level 2	Level 3	Total
Government Sponsored Enterprises
Collateralized Mortgage Obligations	$–	$51,878,266	$–	$51,878,266
Non-Agency Commercial Mortgage-Backed Securities	–	6,301,629	–	6,301,629
Short-Term Investments
Repurchase Agreements	–	44,556,128	–	44,556,128
Time Deposits	–	36,614,579	–	36,614,579
Money Market Funds	329,531,213	–	–	329,531,213
Total	$329,531,213	$9,545,917,988	$55,370,621	$9,930,819,822

Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$–	$–	$–
Liabilities	–	(165,405)	–	(165,405)
Centrally Cleared Interest Rate Swap Contracts
Assets	–	–	–	–
Liabilities	–	(3,218,807)	–	(3,218,807)
Forward Foreign Currency Exchange Contracts
Assets	–	3,509,192	–	3,509,192
Liabilities	–	(11,923,658)	–	(11,923,658)
Futures Contracts
Assets	–	–	–	–
Liabilities	(274,082)	–	–	(274,082)
Total	$(274,082)	$(11,798,678)	$–	$(12,072,760)

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation and a summary of unobservable inputs as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

See Notes to Financial Statements.	89

Statements of Assets and Liabilities (unaudited)

January 31, 2026

	Emerging Markets Equity Fund	International Growth Fund
ASSETS:
Investments in securities, at cost	$7,614,799	$2,958,887
Investments in securities, at fair value including $0, $0, $4,762,944 and $348,198,152, respectively, of securities loaned	$10,693,568	$4,309,223
Cash	58,327	29,318
Cash at brokers for forwards, swap contracts and TBA collateral	–	–
Deposits with brokers for futures collateral	–	–
Deposits with brokers for forwards and swap contracts collateral	–	–
Foreign cash, at value (cost $8,922, $64,057, $289,197 and $1,196,422, respectively)	4,580	63,260
Receivables:
From advisor (See Note 4)	19,693	19,686
Capital shares sold	12,125	1,032
Interest and dividends	11,201	1,217
Investment securities sold	–	23,360
Variation margin for futures contracts	–	–
Securities lending income	–	–
Unrealized appreciation on forward foreign currency exchange contracts	–	–
Unrealized appreciation on unfunded loan commitments	–	–
Prepaid expenses	99,839	48,769
Total assets	10,899,333	4,495,865
LIABILITIES:
Payables:
Foreign capital gains taxes deferred	27,467	664
Management fee	4,992	1,645
Investment securities purchased	4,638	22,847
12b-1 distribution plan	1,699	602
Trustees’ fees	919	1,287
Fund administration	307	146
Capital shares reacquired	–	–
To brokers for forwards, swap contracts and TBA collateral	–	–
Variation margin for futures contracts	–	–
Variation margin for centrally cleared swap contract agreements	–	–
To bank	–	–
Collateral due to broker for securities lending	–	–
Unrealized depreciation on forward foreign currency exchange contracts	–	–
Distributions payable	–	–
Accrued expenses	34,241	36,209
Total liabilities	74,263	63,400
Commitments and contingent liabilities	–	–
NET ASSETS	$10,825,070	$4,432,465
COMPOSITION OF NET ASSETS:
Paid-in capital	$8,083,785	$3,427,809
Total distributable earnings/(loss)	2,741,285	1,004,656
Net Assets	$10,825,070	$4,432,465

90	See Notes to Financial Statements.

Investment Grade Floating Rate Fund	Short Duration High Yield Fund

$3,883,137,734	$9,834,562,205

$3,889,964,402	$9,930,819,822
4,538,971	–
–	1,890,000
2,809,325	1,604,400
13,930,783	23,268,003

291,769	1,194,776

–	–
34,404,826	79,565,952
13,648,198	179,820,479
21,009,349	111,916,454
–	114,855
297	313,651

–	3,509,192
6,259	22,338
293,064	224,224
3,980,897,243	10,334,264,146

–	–
694,642	2,551,200
169,241,796	156,875,830
86,531	552,770
28,236	286,442
124,224	324,804
20,227,124	30,678,097
–	1,890,000
1,089,099	–
86,163	433,365
–	1,494,097
4,892,500	366,145,792
155,682	11,923,658
17,483,821	62,422,905
23,065	757,125
214,132,883	636,336,085
–	–
$3,766,764,360	$9,697,928,061

$3,767,242,227	$9,701,196,546
(477,867)	(3,268,485)
$3,766,764,360	$9,697,928,061

See Notes to Financial Statements.	91

Statements of Assets and Liabilities (unaudited)(concluded)

January 31, 2026

	Emerging Markets Equity Fund	International Growth Fund
Net Assets by class:
Class A Shares	$5,004,521	$2,171,729
Class C Shares	$900,323	$161,996
Class F Shares	$44,242	$123,875
Class F3 Shares	$375,967	$12,375
Class I Shares	$3,372,116	$406,848
Class R3 Shares	$–	$18,056
Class R4 Shares	$–	$12,318
Class R5 Shares	$–	$12,340
Class R6 Shares	$1,127,901	$1,512,928
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	222,767	117,586
Class C Shares	40,324	8,944
Class F Shares	1,960	6,667
Class F3 Shares	16,667	667
Class I Shares	149,827	21,980
Class R3 Shares	–	980
Class R4 Shares	–	667
Class R5 Shares	–	667
Class R6 Shares	50,000	81,516
Net Asset Value, offering and redemption price per share (Net assets divided by outstanding shares):*
Class A Shares-Net asset value	$22.47	$18.47
Class A Shares-Maximum offering price (Net asset value plus sales charge of 5.75%, 5.75%, 2.25% and 2.25%, respectively)	$23.84	$19.60
Class C Shares-Net asset value	$22.33	$18.11
Class F Shares-Net asset value	$22.58	$18.58
Class F3 Shares-Net asset value	$22.56	$18.56
Class I Shares-Net asset value	$22.51	$18.51
Class R3 Shares-Net asset value	$ –	$18.42
Class R4 Shares-Net asset value	$ –	$18.48
Class R5 Shares-Net asset value	$ –	$18.51
Class R6 Shares-Net asset value	$22.56	$18.56

*	Net asset value may not recalculate due to rounding of fractional shares.

92	See Notes to Financial Statements.

Investment Grade Floating Rate Fund	Short Duration High Yield Fund

$380,613,095	$1,074,880,450
$66,770,657	$371,822,815
$49,310,863	$74,643,833
$139,850,367	$509,784,601
$3,130,196,525	$7,648,453,721
$–	$910,636
$–	$46,404
$10,817	$3,922,518
$12,036	$13,463,083

37,137,415	109,412,249
6,514,339	37,849,408
4,809,108	7,603,920
13,645,731	51,867,589
305,397,436	780,099,928
–	92,702
–	4,725
1,056	399,332
1,174	1,370,766

$10.25	$ 9.82

$10.49	$10.05
$10.25	$ 9.82
$10.25	$ 9.82
$10.25	$ 9.83
$10.25	$ 9.80
$ –	$ 9.82
$ –	$ 9.82
$10.25	$ 9.82
$10.25	$ 9.82

See Notes to Financial Statements.	93

Statements of Operations (unaudited)

For the Six Months Ended January 31, 2026

	Emerging Markets Equity Fund	International Growth Fund
Investment income:
Dividends (net of foreign withholding taxes of $7,394, $1,553, $0 and $0, respectively)	$56,908	$13,862
Securities lending net income	–	–
Interest and other (net of foreign withholding taxes of $0, $0, $814 and $33,901, respectively)	1,489	143
Total investment income	58,397	14,005
Expenses:
Management fee	23,430	8,857
12b-1 distribution plan-Class A	5,059	2,457
12b-1 distribution plan-Class C	4,077	740
12b-1 distribution plan-Class F	20	58
12b-1 distribution plan-Class R3	–	42
12b-1 distribution plan-Class R4	–	14
Registration	76,108	73,191
Professional	24,022	27,487
Custody	18,576	12,701
Reports to shareholders	3,098	828
Fund administration	1,442	787
Shareholder servicing	703	754
Trustees’ fees	271	271
Other	5,368	6,870
Gross expenses	162,174	135,057
Fees waived and expenses reimbursed (See Note 4)	(120,711)	(118,260)
Net expenses	41,463	16,797
Net investment income (loss)	16,934	(2,792)
Net realized and unrealized gain/(loss):
Net realized gain/(loss) on investments	172,909	100,011
Net realized gain/(loss) on futures contracts	4,379	–
Net realized gain/(loss) on forward foreign currency exchange contracts	–	–
Net realized gain/(loss) on OTC written options	–	–
Net realized gain/(loss) on swap contracts	–	–
Net realized gain/(loss) on foreign capital gains taxes	(2,174)	162
Net realized gain/(loss) on foreign currency related transactions	(5,525)	(942)
Net change in unrealized appreciation/(depreciation) on investments	1,484,144	503,096
Net change in unrealized appreciation/(depreciation) on futures contracts	–	–
Net change in unrealized appreciation/(depreciation) on forward foreign currency exchange contracts	–	–
Net change in unrealized appreciation/(depreciation) on swap contracts	–	–
Net change in unrealized appreciation/(depreciation) on deferred foreign capital gains taxes	(3,137)	824
Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities denominated in foreign currencies	2,125	1,032
Net change in unrealized appreciation/(depreciation) on unfunded loan commitments	–	–
Net realized and unrealized gain/(loss)	1,652,721	604,183
Net Increase in Net Assets Resulting From Operations	$1,669,655	$601,391

94	See Notes to Financial Statements.

Investment Grade Floating Rate Fund	Short Duration High Yield Fund

$–	$493,945
5,324	1,677,722

102,055,272	361,959,945
102,060,596	364,131,612

3,647,798	14,571,221
309,097	991,115
261,749	1,595,286
23,665	47,985
–	2,353
–	103
344,619	260,625
71,470	153,040
16,808	102,666
49,759	248,709
646,808	1,854,139
1,377,821	3,206,214
59,233	215,452
53,664	127,155
6,862,491	23,376,063
(252,974)	(227,875)
6,609,517	23,148,188
95,451,079	340,983,424

(2,722,303)	(19,902,053)
1,258,191	6,424,505

238,473	5,060,859
800,250	–
(1,970,622)	16,550,166
–	–
348	(825,982)
4,266,232	60,864,369

158,110	3,551,039

(351,870)	(15,378,656)

743,991	(973,062)

–	–

2,994	303,655

4,653	22,338
2,428,447	55,697,178
$97,879,526	$396,680,602

See Notes to Financial Statements.	95

Statements of Changes in Net Assets

For the Six Months Ended January 31, 2026

	Emerging Markets Equity Fund
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended January 31, 2026 (unaudited)	For the Year Ended July 31, 2025
Operations:
Net investment income (loss)	$16,934	$73,987
Net realized gain/(loss)	169,589	118,312
Net change in unrealized appreciation/(depreciation)	1,483,132	709,952
Net increase in net assets resulting from operations	1,669,655	902,251
Distributions to Shareholders:
Class A	(39,949)	(35,541)
Class C	(2,919)	(2,405)
Class F	(448)	(319)
Class F3	(4,130)	(3,441)
Class I	(8,968)	(6,567)
Class R3	–	–
Class R4	–	–
Class R5	–	–
Class R6	(12,390)	(10,325)
Total distribution to shareholders	(68,804)	(58,598)
Capital share transactions (See Note 13):
Net proceeds from sales of shares	3,304,992	384,785
Reinvestment of distributions	8,962	3,701
Cost of shares reacquired	(463,749)	(394,510)
Net increase (decrease) in net assets resulting from capital share transactions	2,850,205	(6,024)
Net increase in net assets	4,451,056	837,629
NET ASSETS:
Beginning of period	$6,374,014	$5,536,385
End of period	$10,825,070	$6,374,014

96	See Notes to Financial Statements.

International Growth Fund
For the Six Months Ended January 31, 2026 (unaudited)	For the Year Ended July 31, 2025

$(2,792)	$11,272
99,231	140,072
504,952	239,647
601,391	390,991

(2,981)	(3,384)
–	–
(323)	(343)
(43)	(44)
(1,454)	(927)
–	–
(16)	(20)
(42)	(44)
(5,171)	(4,126)
(10,030)	(8,888)

328,784	952,665
3,344	2,703
(44,753)	(709,888)

287,375	245,480
878,736	627,583

$3,553,729	$2,926,146
$4,432,465	$3,553,729

See Notes to Financial Statements.	97

Statements of Changes in Net Assets (concluded)

For the Six Months Ended January 31, 2026

	Investment Grade Floating Rate Fund
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended January 31, 2026 (unaudited)	For the Year Ended July 31, 2025
Operations:
Net investment income (loss)	$95,451,079	$65,462,682
Net realized gain/(loss)	(2,395,663)	(2,972,155)
Net change in unrealized appreciation/(depreciation)	4,824,110	1,168,083
Net increase in net assets resulting from operations	97,879,526	63,658,610
Distributions to Shareholders:
Class A	(8,953,958)	(5,056,070)
Class C	(1,332,872)	(803,556)
Class F	(1,403,913)	(2,422,391)
Class F3	(3,340,646)	(639,479)
Class I	(81,249,109)	(57,058,280)
Class R3	–	–
Class R4	–	–
Class R5	(324)	(1,057)
Class R6	(369)	(38,328)
Total distribution to shareholders	(96,281,191)	(66,019,161)
Capital share transactions (See Note 13):
Net proceeds from sales of shares	1,754,956,981	3,120,321,932
Reinvestment of distributions	96,069,428	65,680,433
Cost of shares reacquired	(782,671,975)	(527,756,974)
Net increase (decrease) in net assets resulting from capital share transactions	1,068,354,434	2,658,245,391
Net increase in net assets	1,069,952,769	2,655,884,840
NET ASSETS:
Beginning of period	$2,696,811,591	$40,926,751
End of period	$3,766,764,360	$2,696,811,591

98	See Notes to Financial Statements.

Short Duration High Yield Fund
For the Six Months Ended January 31, 2026 (unaudited)	For the Year Ended July 31, 2025

$340,983,424	$566,748,011
7,307,495	(18,895,925)
48,389,683	(42,977,640)
396,680,602	504,874,446

(38,683,394)	(60,924,518)
(12,106,004)	(18,774,936)
(3,809,354)	(10,004,617)
(19,443,886)	(29,770,687)
(293,557,962)	(509,467,615)
(35,236)	(73,004)
(3,183)	(9,452)
(149,397)	(88,419)
(527,411)	(890,856)
(368,315,827)	(630,004,104)

2,314,740,097	6,007,596,042
350,782,613	605,777,606
(1,603,774,757)	(3,079,874,612)

1,061,747,953	3,533,499,036
1,090,112,728	3,408,369,378

$8,607,815,333	$5,199,445,955
$9,697,928,061	$8,607,815,333

See Notes to Financial Statements.	99

Financial Highlights

EMERGING MARKETS EQUITY FUND

		Per Share Operating Performance:
		Investment Operations:					Distributions to shareholders from:

	Net asset value, beginning of period	Net invest– ment income (loss)(a)		Net realized and unrealized gain/ (loss)		Total from invest– ment opera– tions	Net investment income	Net asset value, end of period
Class A
1/31/2026(c)	$18.15	$0.05		$ 4.47		$ 4.52	$(0.20)	$22.47
7/31/2025	15.77	0.21		2.34		2.55	(0.17)	18.15
7/31/2024	14.41	0.24		1.32		1.56	(0.20)	15.77
7/31/2023	13.56	0.21		0.89		1.10	(0.25)	14.41
3/2/2022 to 7/31/2022(f)	15.00	0.17	(g)	(1.61	)(g)	(1.44)	–	13.56
Class C
1/31/2026(c)	17.99	(0.02)		4.43		4.41	(0.07)	22.33
7/31/2025	15.65	0.09		2.31		2.40	(0.06)	17.99
7/31/2024	14.30	0.13		1.32		1.45	(0.10)	15.65
7/31/2023	13.52	0.11		0.88		0.99	(0.21)	14.30
3/2/2022 to 7/31/2022(f)	15.00	0.13	(g)	(1.61	)(g)	(1.48)	–	13.52
Class F
1/31/2026(c)	18.24	0.07		4.50		4.57	(0.23)	22.58
7/31/2025	15.84	0.25		2.34		2.59	(0.19)	18.24
7/31/2024	14.46	0.27		1.33		1.60	(0.22)	15.84
7/31/2023	13.58	0.25		0.89		1.14	(0.26)	14.46
3/2/2022 to 7/31/2022(f)	15.00	0.19	(g)	(1.61	)(g)	(1.42)	–	13.58
Class F3
1/31/2026(c)	18.24	0.08		4.49		4.57	(0.25)	22.56
7/31/2025	15.84	0.26		2.35		2.61	(0.21)	18.24
7/31/2024	14.47	0.28		1.32		1.60	(0.23)	15.84
7/31/2023	13.58	0.26		0.89		1.15	(0.26)	14.47
3/2/2022 to 7/31/2022(f)	15.00	0.19	(g)	(1.61	)(g)	(1.42)	–	13.58
Class I
1/31/2026(c)	18.20	0.02		4.54		4.56	(0.25)	22.51
7/31/2025	15.81	0.26		2.34		2.60	(0.21)	18.20
7/31/2024	14.45	0.27		1.32		1.59	(0.23)	15.81
7/31/2023	13.58	0.25		0.88		1.13	(0.26)	14.45
3/2/2022 to 7/31/2022(f)	15.00	0.19	(g)	(1.61	)(g)	(1.42)	–	13.58

100	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:

Total return (%)(b)		Total expenses after waivers and/or reim– bursements (%)		Total expenses (%)		Net invest– ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

25.01	(d)	1.15	(e)	4.51	(e)	0.51	(e)	$5,005	29	(d)
16.31		1.15		5.58		1.27		3,761	80
11.01		1.15		6.03		1.65		3,410	79
8.21		1.18		5.10		1.59		3,006	145
(9.53	)(d)(h)	1.24	(e)	3.77	(e)	2.86	(e)	2,727	56	(d)

24.58	(d)	1.90	(e)	5.26	(e)	(0.25	)(e)	900	29	(d)
15.41		1.90		6.37		0.55		737	80
10.22		1.90		6.77		0.90		543	79
7.37		1.93		5.85		0.84		496	145
(9.80	)(d)(h)	1.99	(e)	4.52	(e)	2.11	(e)	451	56	(d)

25.24	(d)	0.90	(e)	4.37	(e)	0.74	(e)	44	29	(d)
16.61		0.90		5.45		1.52		30	80
11.20		0.90		5.86		1.90		26	79
8.57		0.94		4.93		1.83		24	145
(9.47	)(d)(h)	0.99	(e)	3.62	(e)	3.11	(e)	23	56	(d)

25.23	(d)	0.87	(e)	4.26	(e)	0.78	(e)	376	29	(d)
16.65		0.87		5.32		1.56		304	80
11.30		0.82		5.76		1.98		264	79
8.61		0.85		4.74		1.91		241	145
(9.40	)(d)(h)	0.91	(e)	3.41	(e)	3.20	(e)	226	56	(d)

25.23	(d)	0.90	(e)	4.13	(e)	0.48	(e)	3,372	29	(d)
16.62		0.90		5.37		1.55		629	80
11.24		0.90		5.77		1.90		501	79
8.54		0.93		4.82		1.83		458	145
(9.47	)(d)(h)	0.99	(e)	3.52	(e)	3.11	(e)	430	56	(d)

See Notes to Financial Statements.	101

Financial Highlights (unaudited)(concluded)

EMERGING MARKETS EQUITY FUND

		Per Share Operating Performance:
		Investment Operations:					Distributions to shareholders from:

	Net asset value, beginning of period	Net invest– ment income (loss)(a)		Net realized and unrealized gain/ (loss)		Total from invest– ment opera– tions	Net investment income	Net asset value, end of period
Class R6
1/31/2026(c)	$18.24	$0.08		$4.49		$4.57	(0.25)	22.56
7/31/2025	15.84	0.26		2.35		2.61	(0.21)	18.24
7/31/2024	14.47	0.28		1.32		1.60	(0.23)	15.84
7/31/2023	13.58	0.26		0.89		1.15	(0.26)	14.47
3/2/2022 to 7/31/2022(f)	15.00	0.19	(g)	(1.61	)(g)	(1.42)	–	13.58

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Class A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Commencement of operations was on 3/2/2022, SEC effective date and date shares first became available to the public was 3/10/2022.
(g)	Net investment income and net realized and unrealized gain (loss) amounted to less than $0.01 for the period 3/2/2022 through 3/10/2022.
(h)	Total return for the period 3/10/2022 through 7/31/2022 was (9.41%) for Class A, (9.68%) for Class C, (9.35%) for Class F, (9.28%) for Class F3, (9.35%) for Class I, and (9.28%) for Class R6.

102	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:

Total return (%)(b)		Total expenses after waivers and/or reim– bursements (%)		Total expenses (%)		Net invest– ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

25.23	(d)	0.87	(e)	4.26	(e)	0.78	(e)	$1,128	29	(d)
16.65		0.87		5.32		1.56		912	80
11.30		0.82		5.76		1.98		792	79
8.61		0.85		4.75		1.91		723	145
(9.40	)(d)(h)	0.91	(e)	3.41	(e)	3.19	(e)	679	56	(d)

See Notes to Financial Statements.	103

Financial Highlights (unaudited)

INTERNATIONAL GROWTH FUND

		Per Share Operating Performance:
		Investment Operations:					Distributions to shareholders from:

	Net asset value, beginning of period	Net invest– ment income (loss)(a)		Net realized and unrealized gain/ (loss)		Total from invest– ment opera– tions	Net investment income	Net asset value, end of period
Class A
1/31/2026(c)	$15.91	$(0.02)		$ 2.61		$ 2.59	$(0.03)	$18.47
7/31/2025	14.15	0.04		1.75		1.79	(0.03)	15.91
7/31/2024	12.66	0.06		1.49		1.55	(0.06)	14.15
7/31/2023	11.58	0.05		1.10		1.15	(0.07)	12.66
7/31/2022	15.12	0.06		(3.60)		(3.54)	–	11.58
6/18/2021 to 7/31/2021(f)	15.00	(0.01	)(g)	0.13	(g)	0.12	–	15.12
Class C
1/31/2026(c)	15.64	(0.08)		2.55		2.47	–	18.11
7/31/2025	13.99	(0.07)		1.72		1.65	–	15.64
7/31/2024	12.54	(0.04)		1.49		1.45	–	13.99
7/31/2023	11.49	(0.04)		1.09		1.05	–	12.54
7/31/2022	15.11	(0.04)		(3.58)		(3.62)	–	11.49
6/18/2021 to 7/31/2021(f)	15.00	(0.02	)(g)	0.13	(g)	0.11	–	15.11
Class F
1/31/2026(c)	16.01	–	(i)	2.62		2.62	(0.05)	18.58
7/31/2025	14.23	0.07		1.76		1.83	(0.05)	16.01
7/31/2024	12.71	0.09		1.51		1.60	(0.08)	14.23
7/31/2023	11.62	0.08		1.10		1.18	(0.09)	12.71
7/31/2022	15.13	0.09		(3.60)		(3.51)	–	11.62
6/18/2021 to 7/31/2021(f)	15.00	–	(g)(i)	0.13	(g)	0.13	–	15.13
Class F3
1/31/2026(c)	16.01	–	(i)	2.61		2.61	(0.06)	18.56
7/31/2025	14.23	0.08		1.77		1.85	(0.07)	16.01
7/31/2024	12.72	0.09		1.51		1.60	(0.09)	14.23
7/31/2023	11.63	0.09		1.10		1.19	(0.10)	12.72
7/31/2022	15.12	0.10		(3.59)		(3.49)	–	11.63
6/18/2021 to 7/31/2021(f)	15.00	–	(g)(i)	0.12	(g)	0.12	–	15.12
Class I
1/31/2026(c)	15.96	–	(i)	2.62		2.62	(0.07)	18.51
7/31/2025	14.20	0.09		1.74		1.83	(0.07)	15.96
7/31/2024	12.70	0.09		1.50		1.59	(0.09)	14.20
7/31/2023	11.62	0.02		1.16		1.18	(0.10)	12.70
7/31/2022	15.12	0.09		(3.59)		(3.50)	–	11.62
6/18/2021 to 7/31/2021(f)	15.00	–	(g)(i)	0.12	(g)	0.12	–	15.12
Class R3
1/31/2026(c)	15.87	(0.04)		2.59		2.55	–	18.42
7/31/2025	14.12	–	(i)	1.75		1.75	–	15.87
7/31/2024	12.63	0.02		1.50		1.52	(0.03)	14.12
7/31/2023	11.55	0.03		1.09		1.12	(0.04)	12.63
7/31/2022	15.11	0.02		(3.58)		(3.56)	–	11.55
6/18/2021 to 7/31/2021(f)	15.00	(0.01	)(g)	0.12	(g)	0.11	–	15.11
Class R4
1/31/2026(c)	15.92	(0.02)		2.60		2.58	(0.02)	18.48
7/31/2025	14.16	0.04		1.75		1.79	(0.03)	15.92
7/31/2024	12.66	0.05		1.51		1.56	(0.06)	14.16
7/31/2023	11.58	0.05		1.10		1.15	(0.07)	12.66
7/31/2022	15.12	0.06		(3.60)		(3.54)	–	11.58
6/18/2021 to 7/31/2021(f)	15.00	(0.01	)(g)	0.13	(g)	0.12	–	15.12

104	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:

Total return (%)(b)		Total expenses after waivers and/or reim– bursements (%)		Total expenses (%)		Net invest– ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

16.27	(d)	0.95	(e)	6.93	(e)	(0.23	)(e)	$2,172	44	(d)
12.59		0.95		7.65		0.24		1,804	125
12.38		0.95		9.37		0.43		1,672	88
10.06		0.98		12.38		0.46		1,747	86
(23.41)		1.06		6.90		0.45		1,242	84
0.80	(d)(h)	1.06	(e)	16.19	(e)	(0.38	)(e)	1,058	5	(d)

15.79	(d)	1.70	(e)	7.68	(e)	(0.98	)(e)	162	44	(d)
11.79		1.70		8.40		(0.51)		137	125
11.56		1.70		10.20		(0.30)		130	88
9.14		1.74		13.30		(0.33)		93	86
(23.96)		1.81		7.51		(0.29)		92	84
0.73	(d)(h)	1.81	(e)	16.91	(e)	(1.13	)(e)	102	5	(d)

16.39	(d)	0.70	(e)	6.78	(e)	0.02	(e)	124	44	(d)
12.91		0.70		7.50		0.49		107	125
12.65		0.70		9.23		0.67		95	88
10.33		0.73		12.35		0.69		85	86
(23.27)		0.81		6.51		0.68		77	84
0.87	(d)(h)	0.81	(e)	16.02	(e)	(0.14	)(e)	101	5	(d)

16.37	(d)	0.64	(e)	6.69	(e)	0.03	(e)	12	44	(d)
12.95		0.66		7.34		0.52		11	125
12.77		0.65		9.12		0.73		9	88
10.38		0.63		12.23		0.80		8	86
(23.13)		0.73		6.27		0.74		8	84
0.87	(d)(h)	0.73	(e)	15.76	(e)	(0.15	)(e)	10	5	(d)

16.35	(d)	0.70	(e)	6.71	(e)	(0.03	)(e)	407	44	(d)
12.98		0.69		7.29		0.62		225	125
12.62		0.70		9.09		0.66		201	88
10.36		0.69		9.81		0.15		233	86
(23.27)		0.81		6.43		0.67		8	84
0.87	(d)(h)	0.81	(e)	15.85	(e)	(0.09	)(e)	10	5	(d)

16.07	(d)	1.20	(e)	7.21	(e)	(0.50	)(e)	18	44	(d)
12.39		1.21		7.90		(0.01)		16	125
12.09		1.20		9.64		0.17		13	88
9.74		1.22		12.58		0.25		12	86
(23.61)		1.31		6.93		0.18		8	84
0.80	(d)(h)	1.31	(e)	16.38	(e)	(0.62	)(e)	10	5	(d)

16.25	(d)	0.95	(e)	6.92	(e)	(0.23	)(e)	12	44	(d)
12.67		0.93		7.62		0.25		11	125
12.37		0.95		9.39		0.42		9	88
10.01		1.00		12.52		0.43		8	86
(23.41)		1.06		6.68		0.41		8	84
0.80	(d)(h)	1.06	(e)	16.12	(e)	(0.35	)(e)	10	5	(d)

See Notes to Financial Statements.	105

Financial Highlights (unaudited)(concluded)

INTERNATIONAL GROWTH FUND

		Per Share Operating Performance:
		Investment Operations:					Distributions to shareholders from:

	Net asset value, beginning of period	Net invest– ment income (loss)(a)		Net realized and unrealized gain/ (loss)		Total from invest– ment opera– tions	Net investment income	Net asset value, end of period
Class R5
1/31/2026(c)	$15.96	$–	(i)	$ 2.61		$ 2.61	$(0.06)	$18.51
7/31/2025	14.20	0.07		1.76		1.83	(0.07)	15.96
7/31/2024	12.70	0.09		1.50		1.59	(0.09)	14.20
7/31/2023	11.62	0.08		1.10		1.18	(0.10)	12.70
7/31/2022	15.13	0.09		(3.60)		(3.51)	–	11.62
6/18/2021 to 7/31/2021(f)	15.00	–	(g)(i)	0.13	(g)	0.13	–	15.13
Class R6
1/31/2026(c)	16.00	–	(i)	2.62		2.62	(0.06)	18.56
7/31/2025	14.23	0.09		1.75		1.84	(0.07)	16.00
7/31/2024	12.72	0.10		1.50		1.60	(0.09)	14.23
7/31/2023	11.63	0.10		1.09		1.19	(0.10)	12.72
7/31/2022	15.13	0.10		(3.60)		(3.50)	–	11.63
6/18/2021 to 7/31/2021(f)	15.00	–	(g)(i)	0.13	(g)	0.13	–	15.13

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Commencement of operations was on 6/18/2021, SEC effective date and date shares first became available to the public was 6/28/2021.
(g)	Net investment income and net realized and unrealized gain (loss) amounted to less than $0.01 for the period 6/18/2021 through 6/28/2021.
(h)	Total return for the period 6/28/2021 through 7/31/2021 was (0.40%) for Class A, (0.46%) for Class C, (0.33%) for Class F, (0.33%) for Class F3, (0.33%) for Class I, (0.40%) for Class R3, (0.40%) for Class R4, (0.33%) for Class R5, and (0.33%) for Class R6.
(i)	Amount less than $0.01.

106	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:

Total return (%)(b)		Total expenses after waivers and/or reim– bursements (%)		Total expenses (%)		Net invest– ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

16.35	(d)	0.70	(e)	6.69	(e)	(0.03	)(e)	$ 12	44	(d)
12.98		0.71		7.40		0.48		11	125
12.69		0.71		9.14		0.66		9	88
10.27		0.75		12.29		0.69		8	86
(23.27)		0.81		6.43		0.67		8	84
0.87	(d)(h)	0.81	(e)	15.85	(e)	(0.09	)(e)	10	5	(d)

16.37	(d)	0.64	(e)	6.68	(e)	0.05	(e)	1,513	44	(d)
12.95		0.67		7.31		0.58		1,234	125
12.77		0.62		9.11		0.75		787	88
10.38		0.61		12.08		0.86		792	86
(23.13)		0.73		6.28		0.76		584	84
0.87	(d)(h)	0.73	(e)	15.78	(e)	(0.06	)(e)	756	5	(d)

See Notes to Financial Statements.	107

Financial Highlights (unaudited)

INVESTMENT GRADE FLOATING RATE FUND

		Per Share Operating Performance:
		Investment Operations:				Distributions to shareholders from:
	Net asset value, beginning of period	Net invest– ment income (loss)(a)	Net realized and unrealized gain/(loss)		Total from invest– ment opera– tions	Net investment income	Net realized gain	Total distri– butions
Class A
1/31/2026(c)	$10.24	$0.30	$ 0.01		$0.31	$(0.30)	$–	$(0.30)
7/31/2025	10.23	0.60	0.04	(f)	0.64	(0.62)	(0.01)	(0.63)
7/31/2024	10.10	0.68	0.18		0.86	(0.66)	(0.07)	(0.73)
5/1/2023 to 7/31/2023(g)	10.00	0.15	0.09		0.24	(0.14)	–	(0.14)
Class C
1/31/2026(c)	10.24	0.26	0.01		0.27	(0.26)	–	(0.26)
7/31/2025	10.23	0.53	0.04	(f)	0.57	(0.55)	(0.01)	(0.56)
7/31/2024	10.10	0.60	0.18		0.78	(0.58)	(0.07)	(0.65)
5/1/2023 to 7/31/2023(g)	10.00	0.13	0.09		0.22	(0.12)	–	(0.12)
Class F
1/31/2026(c)	10.24	0.31	0.01		0.32	(0.31)	–	(0.31)
7/31/2025	10.23	0.62	0.04	(f)	0.66	(0.64)	(0.01)	(0.65)
7/31/2024	10.10	0.70	0.18		0.88	(0.68)	(0.07)	(0.75)
5/1/2023 to 7/31/2023(g)	10.00	0.15	0.10		0.25	(0.15)	–	(0.15)
Class F3
1/31/2026(c)	10.24	0.31	0.01		0.32	(0.31)	–	(0.31)
7/31/2025	10.23	0.62	0.05	(f)	0.67	(0.65)	(0.01)	(0.66)
7/31/2024	10.10	0.71	0.18		0.89	(0.69)	(0.07)	(0.76)
5/1/2023 to 7/31/2023(g)	10.00	0.15	0.10		0.25	(0.15)	–	(0.15)
Class I
1/31/2026(c)	10.24	0.31	0.01		0.32	(0.31)	–	(0.31)
7/31/2025	10.23	0.62	0.04	(f)	0.66	(0.64)	(0.01)	(0.65)
7/31/2024	10.10	0.70	0.18		0.88	(0.68)	(0.07)	(0.75)
5/1/2023 to 7/31/2023(g)	10.00	0.15	0.10		0.25	(0.15)	–	(0.15)
Class R5
1/31/2026(c)	10.24	0.31	0.01		0.32	(0.31)	–	(0.31)
7/31/2025	10.23	0.65	0.01	(f)	0.66	(0.64)	(0.01)	(0.65)
7/31/2024	10.10	0.70	0.18		0.88	(0.68)	(0.07)	(0.75)
5/1/2023 to 7/31/2023(g)	10.00	0.15	0.10		0.25	(0.15)	–	(0.15)
Class R6
1/31/2026(c)	10.24	0.31	0.01		0.32	(0.31)	–	(0.31)
7/31/2025	10.23	0.67	(0.01)		0.66	(0.64)	(0.01)	(0.65)
7/31/2024	10.10	0.71	0.18		0.89	(0.69)	(0.07)	(0.76)
5/1/2023 to 7/31/2023(g)	10.00	0.15	0.10		0.25	(0.15)	–	(0.15)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Realized and unrealized gain/(loss) per share does not correlate to the aggregate of the net realized and unrealized gain/(loss) in the Statement of Operations, primarily due to the timing of the sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.
(g)	Commenced on May 1, 2023.

108	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return (%)(b)		Total expenses after waivers and/or reimburse– ments (%)		Total expenses (%)		Net invest– ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$10.25	3.06	(d)	0.57	(e)	0.59	(e)	5.72	(e)	$380,613	42	(d)
10.24	6.41		0.55		0.62		5.88		221,468	119
10.23	8.84		0.55		1.50		6.72		4,933	171
10.10	2.44	(d)	0.55	(e)	1.95	(e)	5.88	(e)	1,970	39	(d)

10.25	2.65	(d)	1.35	(e)	1.37	(e)	4.94	(e)	66,771	42	(d)
10.24	5.67		1.28		1.37		5.14		41,983	119
10.23	7.98		1.35		2.23		5.88		579	171
10.10	2.23	(d)	1.35	(e)	2.75	(e)	4.96	(e)	506	39	(d)

10.25	3.14	(d)	0.41	(e)	0.49	(e)	5.90	(e)	49,311	42	(d)
10.24	6.61		0.35		0.51		6.05		74,847	119
10.23	9.06		0.35		1.54		6.92		503	171
10.10	2.49	(d)	0.35	(e)	1.85	(e)	5.95	(e)	25	39	(d)

10.25	3.20	(d)	0.30	(e)	0.30	(e)	5.98	(e)	139,850	42	(d)
10.24	6.65		0.33		0.36		6.10		66,473	119
10.23	9.13		0.28		1.19		6.95		26	171
10.10	2.50	(d)	0.28	(e)	1.69	(e)	6.00	(e)	25	39	(d)

10.25	3.16	(d)	0.37	(e)	0.39	(e)	5.92	(e)	3,130,197	42	(d)
10.24	6.61		0.35		0.43		6.07		2,292,016	119
10.23	9.06		0.35		1.37		6.91		33,403	171
10.10	2.49	(d)	0.35	(e)	1.76	(e)	5.94	(e)	7,071	39	(d)

10.25	3.16	(d)	0.37	(e)	0.37	(e)	5.96	(e)	11	42	(d)
10.24	6.60		0.35		0.43		6.33		11	119
10.23	9.06		0.35		1.22		6.87		26	171
10.10	2.49	(d)	0.35	(e)	1.76	(e)	5.93	(e)	25	39	(d)

10.25	3.21	(d)	0.26	(e)	0.26	(e)	6.07	(e)	12	42	(d)
10.24	6.64		0.29		0.46		6.56		12	119
10.23	9.13		0.28		1.20		6.94		1,458	171
10.10	2.50	(d)	0.28	(e)	1.68	(e)	6.01	(e)	1,440	39	(d)

See Notes to Financial Statements.	109

Financial Highlights (unaudited)

SHORT DURATION HIGH YIELD FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest– ment income (loss)(a)	Net realized and unrealized gain/ (loss)	Total from invest– ment opera– tions	Net investment income	Net realized gain	Total distri– butions
Class A
1/31/2026(c)	$ 9.79	$0.36	$ 0.06	$ 0.42	$(0.39)	$–	$(0.39)
7/31/2025	9.90	0.75	(0.02)	0.73	(0.79)	(0.05)	(0.84)
7/31/2024	9.64	0.78	0.28	1.06	(0.80)	–	(0.80)
7/31/2023	9.83	0.70	(0.19)	0.51	(0.70)	–	(0.70)
7/31/2022	11.00	0.49	(0.92)	(0.43)	(0.59)	(0.15)	(0.74)
7/31/2021	10.61	0.48	0.57	1.05	(0.59)	(0.07)	(0.66)
Class C
1/31/2026(c)	9.79	0.32	0.06	0.38	(0.35)	–	(0.35)
7/31/2025	9.90	0.67	(0.02)	0.65	(0.71)	(0.05)	(0.76)
7/31/2024	9.64	0.71	0.28	0.99	(0.73)	–	(0.73)
7/31/2023	9.83	0.65	(0.20)	0.45	(0.64)	–	(0.64)
7/31/2022	11.00	0.42	(0.92)	(0.50)	(0.52)	(0.15)	(0.67)
7/31/2021	10.61	0.42	0.55	0.97	(0.51)	(0.07)	(0.58)
Class F
1/31/2026(c)	9.78	0.37	0.06	0.43	(0.39)	–	(0.39)
7/31/2025	9.89	0.77	(0.02)	0.75	(0.81)	(0.05)	(0.86)
7/31/2024	9.63	0.80	0.27	1.07	(0.81)	–	(0.81)
7/31/2023	9.83	0.70	(0.18)	0.52	(0.72)	–	(0.72)
7/31/2022	11.00	0.52	(0.92)	(0.40)	(0.62)	(0.15)	(0.77)
7/31/2021	10.61	0.52	0.55	1.07	(0.61)	(0.07)	(0.68)
Class F3
1/31/2026(c)	9.79	0.37	0.07	0.44	(0.40)	–	(0.40)
7/31/2025	9.90	0.77	(0.01)	0.76	(0.82)	(0.05)	(0.87)
7/31/2024	9.64	0.81	0.27	1.08	(0.82)	–	(0.82)
7/31/2023	9.83	0.68	(0.15)	0.53	(0.72)	–	(0.72)
7/31/2022	11.00	0.52	(0.92)	(0.40)	(0.62)	(0.15)	(0.77)
7/31/2021	10.61	0.54	0.54	1.08	(0.62)	(0.07)	(0.69)
Class I
1/31/2026(c)	9.77	0.37	0.06	0.43	(0.40)	–	(0.40)
7/31/2025	9.88	0.77	(0.02)	0.75	(0.81)	(0.05)	(0.86)
7/31/2024	9.62	0.80	0.27	1.07	(0.81)	–	(0.81)
7/31/2023	9.82	0.74	(0.22)	0.52	(0.72)	–	(0.72)
7/31/2022	11.00	0.52	(0.93)	(0.41)	(0.62)	(0.15)	(0.77)
7/31/2021	10.61	0.54	0.53	1.07	(0.61)	(0.07)	(0.68)
Class R3
1/31/2026(c)	9.79	0.34	0.06	0.40	(0.37)	–	(0.37)
7/31/2025	9.90	0.72	(0.02)	0.70	(0.76)	(0.05)	(0.81)
7/31/2024	9.64	0.76	0.27	1.03	(0.77)	–	(0.77)
7/31/2023	9.83	0.67	(0.19)	0.48	(0.67)	–	(0.67)
7/31/2022	11.00	0.46	(0.92)	(0.46)	(0.56)	(0.15)	(0.71)
7/31/2021	10.62	0.48	0.53	1.01	(0.56)	(0.07)	(0.63)

110	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return (%)(b)		Total expenses after waivers and/or reimburse– ments (%)		Total expenses (%)		Net invest– ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$ 9.82	4.31	(d)	0.65	(e)	0.65	(e)	7.20	(e)	$1,074,880	46	(d)
9.79	7.62		0.65		0.69		7.61		886,415	140
9.90	11.41		0.65		0.71		8.00		480,252	160
9.64	5.50		0.65		0.86		7.31		92,165	65
9.83	(4.04)		0.71		1.70		4.69		11,090	123
11.00	10.22		0.71		2.00		4.43		9,849	69

9.82	3.93	(d)	1.38	(e)	1.38	(e)	6.47	(e)	371,823	46	(d)
9.79	6.83		1.39		1.44		6.87		310,004	140
9.90	10.62		1.36		1.43		7.28		143,009	160
9.64	4.81		1.30		1.48		6.74		25,681	65
9.83	(4.71)		1.42		2.41		4.00		1,399	123
11.00	9.34		1.51		2.91		3.81		1,324	69

9.82	4.50	(d)	0.48	(e)	0.55	(e)	7.37	(e)	74,644	46	(d)
9.78	7.83		0.45		0.59		7.82		102,054	140
9.89	11.63		0.45		0.60		8.19		84,124	160
9.63	5.60		0.46		0.73		7.28		28,477	65
9.83	(3.85)		0.51		1.61		5.12		16,197	123
11.00	10.43		0.51		2.03		4.80		6,071	69

9.83	4.56	(d)	0.37	(e)	0.38	(e)	7.48	(e)	509,785	46	(d)
9.79	7.92		0.37		0.40		7.90		439,456	140
9.90	11.70		0.36		0.42		8.29		235,131	160
9.64	5.75		0.44		0.70		7.13		9	65
9.83	(3.79)		0.47		1.48		4.92		9	123
11.00	10.50		0.44		1.97		5.01		11	69

9.80	4.41	(d)	0.45	(e)	0.45	(e)	7.40	(e)	7,648,454	46	(d)
9.77	7.83		0.45		0.49		7.82		6,853,400	140
9.88	11.63		0.45		0.51		8.19		4,250,474	160
9.62	5.60		0.45		0.61		7.68		1,054,582	65
9.82	(3.94)		0.51		1.54		5.14		2,061	123
11.00	10.44		0.51		2.02		4.94		550	69

9.82	4.15	(d)	0.95	(e)	0.95	(e)	6.90	(e)	911	46	(d)
9.79	7.31		0.95		0.99		7.31		921	140
9.90	11.08		0.95		1.01		7.73		207	160
9.64	5.19		0.95		1.23		6.99		63	65
9.83	(4.31)		1.01		2.02		4.38		10	123
11.00	9.88		1.01		2.52		4.43		11	69

See Notes to Financial Statements.	111

Financial Highlights (unaudited)(concluded)

SHORT DURATION HIGH YIELD FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest– ment income (loss)(a)	Net realized and unrealized gain/ (loss)	Total from invest– ment opera– tions	Net investment income	Net realized gain	Total distri– butions
Class R4
1/31/2026(c)	$ 9.79	$0.35	$ 0.06	$ 0.41	$(0.38)	$–	$(0.38)
7/31/2025	9.90	0.75	(0.03)	0.72	(0.78)	(0.05)	(0.83)
7/31/2024	9.64	0.78	0.27	1.05	(0.79)	–	(0.79)
7/31/2023	9.83	0.66	(0.15)	0.51	(0.70)	–	(0.70)
7/31/2022	11.00	0.48	(0.91)	(0.43)	(0.59)	(0.15)	(0.74)
7/31/2021	10.62	0.51	0.53	1.04	(0.59)	(0.07)	(0.66)
Class R5
1/31/2026(c)	9.79	0.37	0.06	0.43	(0.40)	–	(0.40)
7/31/2025	9.90	0.76	(0.01)	0.75	(0.81)	(0.05)	(0.86)
7/31/2024	9.64	0.80	0.27	1.07	(0.81)	–	(0.81)
7/31/2023	9.83	0.69	(0.16)	0.53	(0.72)	–	(0.72)
7/31/2022	11.00	0.51	(0.91)	(0.40)	(0.62)	(0.15)	(0.77)
7/31/2021	10.61	0.54	0.53	1.07	(0.61)	(0.07)	(0.68)
Class R6
1/31/2026(c)	9.79	0.37	0.06	0.43	(0.40)	–	(0.40)
7/31/2025	9.90	0.77	(0.02)	0.75	(0.81)	(0.05)	(0.86)
7/31/2024	9.64	0.81	0.27	1.08	(0.82)	–	(0.82)
7/31/2023	9.83	0.72	(0.19)	0.53	(0.72)	–	(0.72)
7/31/2022	11.00	0.51	(0.91)	(0.40)	(0.62)	(0.15)	(0.77)
7/31/2021	10.61	0.52	0.56	1.08	(0.62)	(0.07)	(0.69)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.

112	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return (%)(b)		Total expenses after waivers and/or reimburse– ments (%)		Total expenses (%)		Net invest– ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$9.82	4.28	(d)	0.70	(e)	0.70	(e)	7.16	(e)	$ 46	46	(d)
9.79	7.56		0.70		0.74		7.58		94	140
9.90	11.35		0.70		0.76		7.98		128	160
9.64	5.46		0.73		1.01		6.89		9	65
9.83	(4.08)		0.76		1.75		4.61		9	123
11.00	10.15		0.76		2.26		4.69		11	69

9.82	4.41	(d)	0.45	(e)	0.45	(e)	7.40	(e)	3,923	46	(d)
9.79	7.84		0.44		0.51		7.75		3,344	140
9.90	11.63		0.45		0.51		8.19		234	160
9.64	5.72		0.47		0.75		7.14		9	65
9.83	(3.83)		0.51		1.49		4.86		9	123
11.00	10.43		0.51		2.01		4.94		11	69

9.82	4.45	(d)	0.37	(e)	0.38	(e)	7.48	(e)	13,463	46	(d)
9.79	7.92		0.37		0.40		7.89		12,126	140
9.90	11.71		0.36		0.42		8.25		5,888	160
9.64	5.74		0.43		0.58		7.47		796	65
9.83	(3.80)		0.47		1.48		4.90		169	123
11.00	10.50		0.44		1.85		4.81		192	69

See Notes to Financial Statements.	113

Notes to Financial Statements

1.	ORGANIZATION

Lord Abbett Trust I (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and was organized as a Delaware statutory trust on May 1, 2001.

The Trust currently consists of eight funds as of January 31, 2026. This report covers the following four funds (each, a “Fund” and collectively, the “Funds”) and their respective active share classes:

Funds	Classes
Lord Abbett Emerging Markets Equity Fund (“Emerging Markets Equity Fund”)	A, C, F, F3, I and R6
Lord Abbett International Growth Fund (“International Growth Fund”)	A, C, F, F3, I, R3, R4, R5 and R6
Lord Abbett Investment Grade Floating Rate Fund (“Investment Grade Floating Rate Fund”)	A, C, F, F3, I, R5 and R6
Lord Abbett Short Duration High Yield Fund (“Short Duration High Yield Fund”)	A, C, F, F3, I, R3, R4, R5 and R6

Each Fund is diversified within the meaning of the 1940 Act.

Emerging Markets Equity Fund’s and International Growth Fund’s investment objective is to seek long-term capital appreciation. Investment Grade Floating Rate Fund’s investment objective is to seek a high level of current income. Short Duration High Yield Fund’s investment objective is to seek a high current income and the opportunity for capital appreciation to produce a high total return.

Each class of shares has different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class C, F, F3, I, R3, R4, R5 and R6 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in each Fund’s prospectus); and Class C shares redeemed before the first anniversary of purchase. Class C shares automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the month on which the purchase order was accepted, provided that the Fund or financial intermediary through which a shareholder purchased Class C shares has records verifying that the Class C shares have been held at least eight years.

Basis of Preparation

The Funds are investment companies and apply the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The preparation of the financial statements in conformity with generally accepted accounting principles in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Segment Reporting

An operating segment is defined in FASB Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) as a component of a public entity that engages in business activities from which it may recognize

Notes to Financial Statements (continued)

revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.

The CODM for the Funds is Lord, Abbett & Co. LLC (“Lord Abbett”) through its Management, Investment and Operating Committees, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that each Fund has a single operating segment based on the fact that the CODM monitors the operating results of each Fund as a whole and that the Funds’ long-term strategic asset allocation is pre-determined in accordance with the terms of their prospectus, based on a defined investment strategy which is executed by the Funds’ portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Funds’ Schedules of Investments, Statements of Assets and Liabilities, Statements of Operations, Statements of Changes in Net Assets and Financial Highlights.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Funds’ Board of Trustees (the “Board”), the Board has designated the determination of fair value of the Funds’ portfolio investments to Lord Abbett, as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a pricing committee (the “Pricing Committee”) that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on the NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Pricing Committee uses a third-party fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and ask prices is used. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps, options and options on swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

Notes to Financial Statements (continued)

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use observable inputs such as yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value. Investments in open-end money market mutual funds are valued at their NAV as of the close of each business day.

Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of January 31, 2026 and, if applicable, Level 3 rollforwards for the period then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

(b)	Expenses–Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. In addition, Class F3 and R6 shares bear only their class-specific share of shareholder servicing expenses. Class A, C, F, R3 and R4 shares bear their class-specific share of all expenses and fees relating to the Funds’ 12b-1 Distribution Plan.

Notes to Financial Statements (continued)

(c)	Floating Rate Loans–Each Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. Each Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or Secured Overnight Financing Rate.

The loans in which each Fund invests may be subject to some restrictions on resale. For example, each Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. Each Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, each Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between each Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, each Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of each Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. Until demanded by the Borrower, unfunded commitments are not recognized as an asset on the Statements of Assets and Liabilities. Unrealized appreciation/(depreciation) on unfunded commitments is presented, if any, on the Statements of Assets and Liabilities and represents the mark to market of the unfunded portion of each Fund’s floating rate notes.

As of January 31, 2026, the Funds had the following unfunded loan commitments:

		Investment Grade Floating Rate Fund
Borrower	Principal Amount	Market Value	Cost	Unrealized Appreciation/ (Depreciation	)
GC Ferry Acquisition I Inc Delayed Draw Term Loan	$1,152,083	$1,144,704	$1,138,445	$6,259
Total	$1,152,083	$1,144,704	$1,138,445	$6,259

		Short Duration High Yield Fund
Borrower	Principal Amount	Market Value	Cost	Unrealized Appreciation/ (Depreciation	)
BSFR II UTE I LLC Revolver	$6,802,442	$6,811,965	$6,790,789	$21,176
CRM Series Seller 2025 LLC Revolver	1,232,431	1,232,554	1,231,392	1,162
Total	$8,034,873	$8,044,519	$8,022,181	$22,338

Notes to Financial Statements (continued)

(d)	Foreign Transactions–The books and records of each Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain/(loss), if applicable, is included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities denominated in foreign currencies in each Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions, if applicable, are included in Net realized gain/(loss) on foreign currency related transactions in each Fund’s Statement of Operations. The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

Each Fund uses foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(e)	Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Management has reviewed each Fund’s tax positions for all open tax years and has determined that as of January 31, 2026, no liability for Federal Income tax is required in each Fund’s financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. Each Fund’s Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon each Fund’s jurisdiction.

(f)	Investment Income–Dividend income, if any, is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other, if applicable, in the Statements of Operations. Withholding taxes on foreign interest and dividends, if applicable, have been provided for in accordance with the applicable country’s tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(g)	Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, each Fund may incur a loss upon disposition of the securities.

Notes to Financial Statements (continued)

Due to the absence of a master netting agreement related to the Funds’ participation in repurchase agreements, no offsetting disclosures have been made on behalf of the Funds.

(h)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains/(losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(i)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions–Each Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by a Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at each Fund’s custodian in order to pay for the commitment. At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its NAV. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

3.	DERIVATIVE TRANSACTIONS

Derivatives–During the six months, the Funds used derivative instruments including forward foreign currency exchange contracts, futures contracts, swap contracts and options in connection with their investment strategies. Derivative instruments may be used as substitutes for securities in which the Funds can invest, to hedge portfolio investments or to generate income or gain to the Funds. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Funds may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing the Funds to close out their position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Funds’ risk of loss associated with these instruments may exceed their value, as recorded on the Statements of Assets and Liabilities.

The Funds are party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Funds’ ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Funds in the event the Funds’ net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Funds to exercise rights, to the

Notes to Financial Statements (continued)

extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Funds often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Funds. The ISDA agreements give the Funds and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark-to-market gains to each Fund.

Forward Foreign Currency Exchange Contracts–During the six months ended, the Funds listed in the tables below are exposed to foreign currency risks associated with some or all of their portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of the foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Funds record a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Funds also record a realized gain or loss, upon settlement, when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty.

The Funds’ forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).

The Funds may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

Futures Contracts–During the six months, the Funds listed in the tables below entered into futures contracts to manage and hedge interest rate risk associated with portfolio investments. During the six months ended, the Funds also purchased futures contracts to invest incoming cash in the market or sold futures in response to cash outflows, thereby simulating an invested position in the underlying index while maintaining a cash balance for liquidity. Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Net change in unrealized appreciation/(depreciation) on

Notes to Financial Statements (continued)

futures contracts on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the Schedules of Investments, while cash deposited, which is considered restricted, is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.

The use of futures contracts exposes the Funds to equity price, foreign exchange and interest rate risks. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds’ credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Funds’ futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

Swap Contracts–The Funds may engage in swap transactions to manage credit and interest rate (e.g., duration, yield curve) risks within their respective portfolios. Swap transactions are contracts negotiated over-the-counter (“OTC”) between a fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Funds are recorded as assets or liabilities, respectively, on the Statements of Assets and Liabilities and are amortized over the term of the swap. The value of OTC swap contract agreements is recorded as either an asset or a liability on the Statements of Assets and Liabilities at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Funds are required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedules of Investments, while cash deposited, which is considered restricted, is reported as Deposits with brokers for swap contracts collateral on the Statements of Assets and Liabilities. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a variation margin receivable or payable on the Statements of Assets and Liabilities. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as Net change in unrealized appreciation/(depreciation) on swap contracts on the Statements of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.

The Funds’ OTC swap contract agreements are subject to master netting arrangements.

Notes to Financial Statements (continued)

Credit Default Swap Contracts–During the six months, the Funds listed in the tables below entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Funds, as protection sellers, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract and is not reflected on the Statements of Assets and Liabilities. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with identical reference obligations.

Interest Rate Swap Contracts–During the six months, the Funds listed in the tables below entered into interest rate swap contracts to manage fund exposure to interest rates or to either preserve or generate a return on a particular investment or portion of their portfolios. These are agreements between counterparties to exchange periodic interest payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate, while the other is typically based on a fixed interest rate.

Options–During the six months ended, the Funds listed in the tables below have purchased and written exchange-listed and over-the-counter put or call options on securities, stock indices, currencies and other financial instruments for hedging purposes, to enhance portfolio returns and reduce overall volatility.

When a Fund writes (sells) an option, an amount equal to the premium received by each Fund is recorded as a liability in the Statements of Assets and Liabilities. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, each Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of

Notes to Financial Statements (continued)

the security purchased by each Fund. If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. Each Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying investment. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts.

Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed. The risk associated with purchasing an option is that each Fund pays a premium whether or not the option is exercised. Additionally, each Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract. Realized and net change in unrealized gains and losses on purchased options are included in Net realized and Net change in unrealized appreciation/(depreciation) on investments, respectively, in the Funds’ Statements of Operations.

Summary of Derivatives Information–As of January 31, 2026, the Funds in the tables below had the following derivatives at fair value, grouped into appropriate risk categories and respective location on the Statements of Assets and Liabilities:

	Investment Grade Floating Rate Fund
Asset Derivatives	Statements of Assets and Liabilities Location	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Centrally Cleared Credit Default Swap Contracts(1)	Payables, variation margin for centrally cleared swap contract agreements	–	–	$28,015
Centrally Cleared Interest Rate Swap Contracts(1)	Payables, variation margin for centrally cleared swap contract agreements	$642,314	–	–
Futures Contracts(2)	Payables, variation margin for futures contracts	$287,836	–	–
Liability Derivatives	Statements of Assets and Liabilities Location
Centrally Cleared Credit Default Swap Contracts(1)	Payables, variation margin for centrally cleared swap contract agreements	–	–	$13,456,533
Forward Foreign Currency Exchange Contracts	Unrealized depreciation on forward foreign currency exchange contracts	–	$155,682	–
Futures Contracts(2)	Payables, variation margin for futures contracts	$202,283	–	–

Notes to Financial Statements (continued)

		Short Duration High Yield Fund
Asset Derivatives	Statements of Assets and Liabilities Location	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Forward Foreign Currency Exchange Contracts	Unrealized appreciation on forward foreign currency exchange contracts	–	$3,509,192	–
Liability Derivatives	Statements of Assets and Liabilities Location
Centrally Cleared Credit Default Swap Contracts(1)	Payables, variation margin for centrally cleared swap contract agreements	–	–	$165,405
Centrally Cleared Interest Rate Swap Contracts(1)	Payables, variation margin for centrally cleared swap contract agreements	$3,218,807	–	–
Forward Foreign Currency Exchange Contracts	Unrealized depreciation on forward foreign currency exchange contracts	–	$11,923,658	–
Futures Contracts(2)	Receivables, variation margin for futures contracts	$274,082	–	–

(1)	Includes the value of centrally cleared swap contracts as reported in the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
(2)	Includes cumulative unrealized appreciation/(depreciation) of futures contracts as reported in the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

The following tables present the effect of derivatives for each Fund on the Statements of Operations for the six months ended January 31, 2026:

	Emerging Markets Equity Fund
	Statements of Operations Location	Equity Contracts
Amount of Realized Gain/(Loss) on Derivatives
Futures Contracts	Net realized gain/(loss) on futures contracts	$4,379
Derivatives volume calculated based on the number of contracts or notional amounts
Futures Contracts		7

Notes to Financial Statements (continued)

		Investment Grade Floating Rate Fund
	Statements of Operations Location	Inflation Linked/ Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Amount of Realized Gain/(Loss) on Derivatives
CPI/Interest Rate Swap Contracts	Net realized gain/(loss) on swap contracts	$847,585	–	–
Credit Default Swap Contracts	Net realized gain/(loss) on swap contracts	–	–	$(2,818,207)
Forward Foreign Currency Exchange Contracts	Net realized gain/(loss) on forward foreign currency exchange contracts	–	$238,473	–
Futures Contracts	Net realized gain/(loss) on futures contracts	$1,258,191	–	–
OTC Options Purchased	Net realized gain/(loss) on investments	–	–	$(3,342,450)
OTC Written Options	Net realized gain/(loss) on OTC written options	–	–	$800,250
Amount of Net Change in Unrealized Appreciation/(Depreciation) on Derivatives
CPI/Interest Rate Swap Contracts	Net change in unrealized appreciation/(depreciation) on swap contracts	$693,830	–	–
Credit Default Swap Contracts	Net change in unrealized appreciation/(depreciation) on swap contracts	–	–	$50,161
Forward Foreign Currency Exchange Contracts	Net change in unrealized appreciation/(depreciation) on forward foreign currency exchange contracts	–	$(351,870)	–
Futures Contracts	Net change in unrealized appreciation/(depreciation) on futures contracts	$158,110	–	–
OTC Options Purchased	Net change in unrealized appreciation/(depreciation) on investments	–	–	$255,144
Derivatives volume calculated based on the number of contracts or notional amounts
CPI/Interest Rate Swap Contracts		$269,354,857	–	–
Credit Default Swap Contracts		–	–	$399,034,351
Forward Foreign Currency Exchange Contracts		–	$14,868,188	–
Futures Contracts		717	–	–
OTC Options Purchased		–	–	$430,714,286
OTC Written Options		–	–	$(141,428,571)

Notes to Financial Statements (continued)

			Short Duration High Yield Fund
	Statements of Operations Location	Equity Contracts	Inflation Linked/ Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Amount of Realized Gain/(Loss) on Derivatives
CPI/Interest Rate Swap Contracts	Net realized gain/(loss) on swap contracts	–	$48,613	$–	–
Credit Default Swap Contracts	Net realized gain/(loss) on swap contracts	–	–	–	$16,501,553
Forward Foreign Currency Exchange Contracts	Net realized gain/(loss) on forward foreign currency exchange contracts	–	–	$5,060,859	–
Futures Contracts	Net realized gain/(loss) on futures contracts	$427,810	$5,996,695	–	–
Amount of Net Change in Unrealized Appreciation/(Depreciation) on Derivatives
CPI/Interest Rate Swap Contracts	Net change in unrealized appreciation/(depreciation) on swap contracts	–	$(934,550)	–	–
Credit Default Swap Contracts	Net change in unrealized appreciation/(depreciation) on swap contracts	–	–	–	$(38,512)
Forward Foreign Currency Exchange Contracts	Net change in unrealized appreciation/(depreciation) on forward foreign currency exchange contracts	–	–	$(15,378,656)	–
Futures Contracts	Net change in unrealized appreciation/(depreciation) on futures contracts	–	$3,551,039	–	–
Derivatives volume calculated based on the number of contracts or notional amounts
CPI/Interest Rate Swap Contracts		–	$195,714,286	–	–
Credit Default Swap Contracts		–	–	–	$320,267,000
Forward Foreign Currency Exchange Contracts		–	–	$670,415,009	–
Futures Contracts		238	7,494	–	–

Notes to Financial Statements (continued)

Disclosures About Offsetting Assets and Liabilities–FASB requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the Statements of Assets and Liabilities, and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by the counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Funds’ accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the Statements of Assets and Liabilities across transactions between the Funds and the applicable counterparty.

	Investment Grade Floating Rate Fund
Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$155,682	$–	$155,682
Total	$155,682	$–	$155,682

	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Pledged(a)	Securities Collateral Pledged(a)	Net Amount(b)
Morgan Stanley	$155,682	$–	$–	$–	$155,682
Total	$155,682	$–	$–	$–	$155,682

	Short Duration High Yield Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$3,509,192	$–	$3,509,192
Total	$3,509,192	$–	$3,509,192

Notes to Financial Statements (continued)

	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Pledged(a)	Securities Collateral Pledged(a)	Net Amount(c)
Barclays Bank PLC	$215,031	$(181,775)	$–	$–	$33,256
Citibank	271,041	(23,049)	–	–	247,992
Goldman Sachs	202,430	–	–	–	202,430
Morgan Stanley	1,448,510	(1,448,510)	–	–	–
State Street Bank and Trust	422,326	(422,326)	–	–	–
Toronto Dominion Bank	949,854	(90,006)	(859,848)	–	–
Total	$3,509,192	$(2,165,666)	$(859,848)	$–	$483,678

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$11,923,658	$–	$11,923,658
Total	$11,923,658	$–	$11,923,658

	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Pledged(a)	Securities Collateral Pledged(a)	Net Amount(b)
Bank of America	$149,760	$–	$(149,760)	$–	$–
Barclays Bank PLC	181,775	(181,775)	–	–	–
Citibank	23,049	(23,049)	–	–	–
J.P. Morgan	25,040	–	–	–	25,040
Morgan Stanley	1,495,417	(1,448,510)	–	–	46,907
State Street Bank and Trust	9,958,611	(422,326)	(260,000)	–	9,276,285
Toronto Dominion Bank	90,006	(90,006)	–	–	–
Total	$11,923,658	$(2,165,666)	$(409,760)	$–	$9,348,232

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets (liabilities) presented in the Statements of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed by the Fund to the counterparty as of January 31, 2026.
(c)	Net amount represents the amount owed to the Fund by the counterparty as of January 31, 2026.

4.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Trust has a management fee agreement with Lord Abbett, pursuant to which Lord Abbett provides each Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund’s investment portfolio. The management fee is accrued daily and payable monthly.

Notes to Financial Statements (continued)

The management fee is based on each Fund’s average daily net assets at the the following annual rates:

Emerging Markets Equity Fund
First $3 billion	.65%
Over $3 billion	.60%

International Growth Fund
First $1 billion	.45%
Over $1 billion	.42%

Investment Grade Floating Rate Fund
First $1 billion	.25%
Next $1 billion	.22%
Over $2 billion	.21%

Short Duration High Yield Fund
First $1 billion	.35%
Over $1 billion	.31%

For the six months ended January 31, 2026, the effective management fee, net of any applicable waivers, was at the following annualized rate of each Fund’s average daily net assets:

Fund	Net Effective Management Fee
Emerging Markets Equity Fund	.00%
International Growth Fund	.00%
Investment Grade Floating Rate Fund	.21%
Short Duration High Yield Fund	.31%

In addition, Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of ..04% of each Fund’s average daily net assets. The fund administration fee is accrued daily and payable monthly.

Lord Abbett voluntarily waived certain fees and expenses during the six months ended January 31, 2026:

Fund	Amount
Investment Grade Floating Rate Fund	$16,808
Short Duration High Yield Fund	102,667

For the six months ended January 31, 2026 and continuing through November 30, 2026, Lord Abbett has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit the total net annual operating expenses, excluding certain of the Funds’ expenses, to the following annual rates:

	Effective December 1, 2025		Prior to December 1, 2025
	Classes		Classes

Fund	A, C, F, I, R3, R4 and R5	F3 and R6	A, C, F, I, R3, R4 and R5	F3 and R6
Emerging Markets Equity Fund	.90%	.87%	.90%	.89%
International Growth Fund	.70%	.64%	.70%	.68%
Investment Grade Floating Rate Fund	–%	–%	.35%	.34%
Short Duration High Yield Fund	–%	–%	.45%	.37%

Notes to Financial Statements (continued)

All contractual fee waivers and expense reimbursement agreements between the Funds and Lord Abbett may be terminated only upon the approval of the Board.

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A, C, F, R3 and R4 shares pursuant to Rule 12b-1 under the 1940 Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The distribution and service fees are accrued daily and payable monthly. The following annual rates have been authorized by the Board pursuant to the plan:

Fees*	Class A		Class C(1)	Class F(2)	Class R3	Class R4
Service	.15%/.25	%(3)	.25%	–	.25%	.25%
Distribution	.05	%(4)	.75%	.10%	.25%	–

*	The Funds may designate a portion of the aggregate fees attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. sales charge limitations.
(1)	The Rule 12b-1 fee each applicable Fund pays on Class C shares is a blended rate based on 1.00% of each Fund’s average daily net assets attributable to Class C shares held less than 1 year and .80% (.25% service and .55% distribution) of each Fund’s average daily net assets attributable to Class C shares held for 1 year or more. All Class C shareholders will bear Rule 12b-1 fees at the same rate.
(2)	For the six months ended January 31, 2026 and continuing through November 30, 2026, the Distributor has contractually agreed to waive each Fund’s 0.10% Rule 12b-1 fee for Class F shares. Investment Grade Floating Rate Fund and Short Duration High Yield Fund discontinue the contractual waiver on 11/30/2025. This agreement may be terminated only by the Board.
(3)	The 12b-1 service fees on Class A shares that Investment Grade Floating Rate Fund and Short Duration High Yield Fund pay are 0.15% of each Fund’s average daily net assets and for Emerging Markets Equity Fund and International Growth Fund, 0.25% of each Fund’s average daily net assets.
(4)	Not applicable for Emerging Markets Equity Fund or International Growth Fund.

Class F3, Class I, Class R5 and Class R6 shares do not have a distribution plan.

Commissions

The Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, during the six months ended January 31, 2026:

	Distributor Commissions	Dealers’ Concessions
Emerging Markets Equity Fund	$1,022	$6,727
International Growth Fund	193	954
Investment Grade Floating Rate Fund	66,122	1,418,009
Short Duration High Yield Fund	99,958	1,683,483

The Distributor received the following amounts of CDSCs for the six months ended January 31, 2026:

	Class A	Class C
Emerging Markets Equity Fund	$–	$–
International Growth Fund	–	–
Investment Grade Floating Rate Fund	15,388	11,408
Short Duration High Yield Fund	17,216	61,473

One Trustee and certain of the Trust’s officers have an interest in Lord Abbett.

5.	DISTRIBUTIONS AND TAX INFORMATION

Dividends are paid from net investment income, if any. Capital gain distributions are paid from taxable net realized gains from investments transactions, reduced by allowable capital loss carryforwards, if any. The capital loss carryforward amount, if any, is available to offset future net

Notes to Financial Statements (continued)

capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended January 31, 2026 was as follows:

Fund	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Emerging Markets Equity Fund	$68,804	$–	$–	$68,804
International Growth Fund	10,030	–	–	10,030
Investment Grade Floating Rate Fund	96,281,191	–	–	96,281,191
Short Duration High Yield Fund	368,315,827	–	–	368,315,827

The tax character of distributions paid during the fiscal year ended July 31, 2025 was as follows:

Fund	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Emerging Markets Equity Fund	$58,598	$–	$–	$58,598
International Growth Fund	8,888	–	–	8,888
Investment Grade Floating Rate Fund	65,990,684	28,477	–	66,019,161
Short Duration High Yield Fund	629,399,728	604,376	–	630,004,104

Net capital losses recognized by the Funds may be carried forward indefinitely and retain their character as short-term and/or long-term losses. Capital losses incurred that will be carried forward are as follows:

Fund	Short-Term Losses	Long-Term Losses	Net Capital Losses
Emerging Markets Equity Fund	$(332,683)	$–	$(332,683)
International Growth Fund	(393,648)	–	(393,648)
Investment Grade Floating Rate Fund	–	–	–
Short Duration High Yield Fund	–	–	–

As of January 31, 2026, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) for each Fund are shown below. The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable to the tax treatment of certain securities, other financial instruments, amortization of premium, and wash sales.

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Emerging Markets Equity Fund	$7,741,151	$3,037,906	$(85,489)	$2,952,417
International Growth Fund	3,004,366	1,329,372	(24,515)	1,304,857
Investment Grade Floating Rate Fund	3,885,246,155	12,244,346	(8,270,570)	3,973,776
Short Duration High Yield Fund	9,849,089,056	203,711,180	(131,552,610)	72,158,570

Notes to Financial Statements (continued)

6.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended January 31, 2026 were as follows:

	U.S. Government Purchases*	Non-U.S. Government Purchases	U.S. Government Sales*	Non-U.S. Government Sales
Emerging Markets Equity Fund	$–	$4,884,214	$–	$2,077,015
International Growth Fund	–	1,952,468	–	1,661,177
Investment Grade Floating Rate Fund	225,917,360	2,154,903,497	247,809,998	1,116,603,398
Short Duration High Yield Fund	53,947,163	4,924,342,177	1,753,038	4,100,313,389

*	Includes U.S. Government sponsored enterprises securities.

Each Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the 1940 Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the period ended January 31, 2026, the Funds did not engage in cross trade purchases or sales.

7.	TRUSTEES’ REMUNERATION

The Trust’s officers and one Trustee, who are associated with Lord Abbett, do not receive any compensation from the Trust for serving in such capacities. Independent Trustees’ fees are allocated among all Lord Abbett-sponsored funds primarily based on the relative net assets of each fund. There is an equity-based plan available to all Independent Trustees under which Independent Trustees may elect to defer receipt of a portion of Trustees’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the Funds. Such amounts and earnings accrued thereon are included in Trustees’ fees in the Statements of Operations and in Trustees’ fees payable in the Statements of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

8.	LINE OF CREDIT

For the period ended January 31, 2026, the Funds and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) were party to a syndicated line of credit facility with various lenders for $1.675 billion (the “Syndicated Facility”) under which State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. The Participating Funds were subject to graduated borrowing limits of the lesser of either one-third or one-fifth of unencumbered fund net assets and $250 million, $300 million, $700 million or $1 billion, in each case based on past borrowings and likelihood of future borrowings, among other factors.

For the period ended January 31, 2026, the Participating Funds were also party to an additional uncommitted line of credit facility with SSB for $330 million (the “Bilateral Facility”). Under the Bilateral Facility, the Participating Funds were subject to graduated borrowing limits of the lesser of either one-third or one-fifth of unencumbered fund net assets and $250 million based on past borrowings and likelihood of future borrowings, among other factors.

Notes to Financial Statements (continued)

Interest associated with these credit facilities is charged to each Fund based on its borrowings generally at an amount above the Federal Funds rate or at the negotiated rate for swing line loans. In addition, a fee computed at an annual rate of 0.20% on the daily unused portion of the Syndicated Facility which is allocated among the Participating Funds at the end of each quarter. There is no fee associated with the unused portion of the Bilateral Facility.

These credit facilities are to be used for short-term working capital purposes as additional sources of liquidity to satisfy redemptions.

For the six months ended January 31, 2026, the Funds did not utilize the Syndicated Facility or Bilateral Facility.

9.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”) certain registered open-end management investment companies managed by Lord Abbett, including each Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the funds that participate in the Interfund Lending Program to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

During the six months ended January 31, 2026, the Funds did not participate as a borrower or lender in the Interfund Lending Program.

10.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Funds’ custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund’s NAV.

11.	SECURITIES LENDING AGREEMENT

The Funds have established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Funds’ securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience a delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Any income earned from securities lending is included in Securities lending net income, if any, in each Fund’s Statement of Operations.

The initial collateral received by the Funds is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Funds will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Funds continue to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

Notes to Financial Statements (continued)

As of January 31, 2026, the market value of securities loaned and collateral received were as follows:

Funds	Market Value of Securities Loaned	Collateral Received(1)
Investment Grade Floating Rate Fund	$4,762,944	$4,892,500
Short Duration High Yield Fund	348,198,152	366,145,792

(1)	Statements of Assets and Liabilities location: Payables: Collateral due to broker for securities lending.

12.	INVESTMENT RISKS

Each of the Investment Grade Floating Rate Fund and Short Duration High Yield Fund is subject to the general risks and considerations associated with investing in debt securities and to the changing prospects of individual companies and/or sectors in which the Funds invest. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of debt securities are likely to decline; when rates fall, such prices tend to rise. Longer-term debt securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a debt security will fail to make timely payments of principal or interest to a Fund, a risk that is greater with high-yield securities (sometimes called “lower-rated bonds” or “junk bonds”), in which the Funds may substantially invest. Some issuers, particularly of high-yield securities, may default as to principal and/or interest payments after a fund purchases its securities. A default, or concerns in the market about an increase in the risk of default, may result in losses to the Funds. High-yield securities are subject to greater price fluctuations, as well as additional risks. The market for below investment grade securities may be less liquid, which may make such securities more difficult to sell at an acceptable price, especially during periods of financial distress, increased market volatility, or significant market decline.

Each Fund is subject to the general risks and considerations associated with equity investing. The value of the Funds’ investments will fluctuate in response to movements in the equity securities markets in general and to the changing prospects of individual companies in which the Funds invest. If a Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

Large company stocks, in which the International Growth Fund may invest, may perform differently than the market as a whole and other types of stocks, such as small company stocks.

Each Fund is subject to the risks of investing in foreign securities. Foreign securities may pose greater risks than domestic securities, including greater price fluctuations, economic, political, and social instability and subject to less government supervision, lack of transparency, inadequate regulatory and accounting standards, foreign taxes, and higher transaction costs. The securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions, threat thereof or other government restrictions, higher transaction and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets. Foreign investments also may be affected by changes in currency rates or currency controls. These risks are generally greater for securities issued by companies in emerging market countries.

Notes to Financial Statements (continued)

Each of the Investment Grade Floating Rate Fund and Short Duration High Yield Fund is subject to the risk of investing in securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities (such as the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), or the Federal Home Loan Mortgage Corporation (“Freddie Mac”)). Unlike Ginnie Mae securities, securities issued or guaranteed by U.S. Government related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Government and no assurance can be given that the U.S. Government would provide financial support to its agencies and instrumentalities if not required to do so by law. Consequently, the Funds may be required to look principally to the agency issuing or guaranteeing the obligation.

The mortgage-related and asset-backed securities in which the Investment Grade Floating Rate Fund and Short Duration High Yield Fund may invest may be particularly sensitive to changes in prevailing interest rates, and economic conditions, including delinquencies and/or defaults. These changes can affect the value, income, and/or liquidity of such positions. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive a Fund of income payments above current market rates. Alternatively, -rising interest rates may cause prepayments to occur at a slower-than expected rate, extending the duration of a security and typically reducing its value. The payment rate will thus affect the price and volatility of a mortgage-related security. In addition, a Fund may invest in non-agency asset backed and mortgage related securities, which are issued by private institutions, not by government-sponsored enterprises.

Each of the Emerging Markets Equity Fund and International Growth Fund is subject to the risks of investing in growth stocks. Growth stocks typically trade at higher multiples of current earnings than other stocks. Growth stocks often are more sensitive to market fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. At times when it appears that these expectations may not be met, prices of growth stocks typically fall. Growth stocks may be more volatile than securities of slower-growing issuers.

The Short Duration High Yield Fund may invest in convertible securities, which have both equity and fixed income risk characteristics, including market, credit, liquidity, and interest rate risks. Generally, convertible securities offer lower interest or dividend yields than non-convertible securities of similar quality and less potential for gains or capital appreciation in a rising equity securities market than equity securities. They tend to be more volatile than other fixed income securities and the market for convertible securities may be less liquid than the markets for stocks or bonds. A significant portion of convertible securities have below investment grade credit ratings and are subject to increased credit and liquidity risks.

Each Fund is subject to the risks associated with derivatives, which may be different from and greater than the risks associated with directly investing in securities. Derivatives may be subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Illiquid securities may lower the Funds’ returns since the Funds may be unable to sell these securities at their desired time or price. Derivatives also may involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate or index. Whether a Fund’s use of derivatives is successful may depend on, among other things, the Fund’s ability to correctly forecast market movements and other factors. Losses may also arise from the failure of a derivative counterparty to meet its contractual obligations. If the Fund incorrectly forecasts these and other factors, its performance could suffer. The Fund’s use of derivatives could result in a loss exceeding the amount of the Fund’s investment in these instruments.

Notes to Financial Statements (continued)

The Investment Grade Floating Rate Fund and Short Duration High Yield Fund may invest in loans, which include, among other things, loans to U.S. or foreign corporations, partnerships, other business entities, or to U.S. and non-U.S. governments. Each Fund may invest in fixed rate and variable rate loans and floating or adjustable rate loans, including bridge loans, novations, assignments, and participations, which are subject to increased credit and liquidity risks. Floating rate or adjustable rate senior loans are subject to increased credit and liquidity risks. The loans in which the Short Duration High Yield Fund invests will usually be rated below investment grade or may also be unrated. Below investment grade loans, as in the case of high-yield debt securities, or junk bonds, are usually more credit sensitive than interest rate sensitive, although the value of these instruments may be impacted by broader interest rate swings in the overall fixed income market. The Short Duration High Yield Fund may also invest in, or obtain exposure to, obligations that may be “covenant-lite,” which means such obligations lack certain financial maintenance covenants. Should a loan held by the Fund begin to deteriorate in quality, the Fund’s ability to negotiate with the borrower may be delayed under a covenant-lite loan compared to a loan with full maintenance covenants. This may in turn delay the Fund’s ability to seek to recover its investment. The Investment Grade Floating Rate Fund may also invest in, or obtain exposure to, collateralized loan obligations (“CLOs”) and may be subject to the economic risks of the underlying loans combined with the risks associated with the CLO structure governing the priority of payments, and include interest rate risk, credit risk, liquidity risk, prepayment risk, and the risk of default of the underlying asset, among others.

Geopolitical and other events, such as war, acts of terrorism, tariffs and other restrictions on trade, natural disasters, the spread of infectious illnesses, epidemics and pandemics, environmental and other public health issues, supply chain disruptions, inflation, recessions or other events, and governments’ reactions to such events, may lead to increased market volatility and instability in world economies and markets generally and may have adverse effects on the performance of a Fund and its investments.

A widespread health crisis, such as a global pandemic, could cause substantial market volatility, impact the ability to complete redemptions, and adversely impact Fund performance. For example, the effects to public health, business and market conditions resulting from the COVID-19 pandemic have had, and may in the future have, a significant negative impact on the performance of each Fund’s investments, including exacerbating other pre-existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

It is difficult to accurately predict or foresee when events or conditions affecting the U.S. or global financial markets, economies, and issuers may occur, the effects of such events or conditions, potential escalations or expansions of these events, possible retaliations in response to sanctions or similar actions and the duration or ultimate impact of those events. The foregoing could disrupt the operations of each Fund and its service providers, adversely affect the value and liquidity of each Fund’s investments and negatively impact each Fund’s performance and your investment in each Fund.

Notes to Financial Statements (continued)

13.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

Emerging Markets Equity Fund	Six Months Ended January 31, 2026 (unaudited	)		Year Ended July 31, 2025
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	34,951	$737,917	13,827	$232,000
Reinvestment of distributions	369	7,270	213	3,375
Shares reacquired	(19,806)	(380,231)	(22,989)	(386,679)
Increase (decrease)	15,514	$364,956	(8,949)	$(151,304)

Class C Shares
Shares sold	1,513	$29,834	6,757	$106,715
Reinvestment of distributions	26	516	19	298
Shares reacquired	(2,215)	(43,713)	(491)	(7,831)
Increase (decrease)	(676)	$(13,363)	6,285	$99,182

Class F Shares
Shares sold	290	$5,500	–	$–
Reinvestment of distributions	3	62	–	–
Increase	293	$5,562	–	$–

Class I Shares
Shares sold	116,981	$2,531,741	2,920	$46,070
Reinvestment of distributions	57	1,114	2	28
Shares reacquired	(1,800)	(39,805)	–	–
Increase	115,238	$2,493,050	2,922	$46,098

International Growth Fund	Six Months Ended January 31, 2026 (unaudited	)		Year Ended July 31, 2025
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	4,718	$81,640	10,175	$156,338
Reinvestment of distributions	76	1,268	99	1,417
Shares reacquired	(548)	(9,557)	(15,087)	(225,957)
Increase (decrease)	4,246	$73,351	(4,813)	$(68,202)

Class C Shares
Shares sold	512	$8,513	599	$8,636
Shares reacquired	(348)	(5,990)	(1,078)	(16,035)
Increase (decrease)	164	$2,523	(479)	$(7,399)

Class I Shares
Shares sold	9,534	$161,928	31,512	$465,782
Reinvestment of distributions	87	1,454	65	927
Shares reacquired	(1,725)	(29,055)	(31,641)	(461,730)
Increase (decrease)	7,896	$134,327	(64)	$4,979

Class R3 Shares
Shares sold	–	$1	33	$472
Shares reacquired	–	(3)	(2)	(32)
Increase (decrease)	–	$(2)	31	$440

Notes to Financial Statements (continued)

International Growth Fund	Six Months Ended January 31, 2026 (unaudited	)		Year Ended July 31, 2025
Class R6 Shares	Shares	Amount	Shares	Amount
Shares sold	4,400	$76,702	22,202	$321,437
Reinvestment of distributions	37	622	25	359
Shares reacquired	(9)	(148)	(428)	(6,134)
Increase	4,428	$77,176	21,799	$315,662

Investment Grade Floating Rate Fund	Six Months Ended January 31, 2026 (unaudited	)		Year Ended July 31, 2025
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	17,247,406	$176,778,569	24,026,827	$246,241,404
Reinvestment of distributions	872,663	8,942,716	488,865	5,007,048
Shares reacquired	(2,603,738)	(26,677,380)	(3,376,654)	(34,623,598)
Increase	15,516,331	$159,043,905	21,139,038	$216,624,854

Class C Shares
Shares sold	2,672,806	$27,392,164	4,273,064	$43,785,704
Reinvestment of distributions	130,006	1,332,496	77,332	791,818
Shares reacquired	(386,822)	(3,963,953)	(308,628)	(3,162,272)
Increase	2,415,990	$24,760,707	4,041,768	$41,415,250

Class F Shares
Shares sold	2,886,395	$29,591,449	8,750,785	$89,771,601
Reinvestment of distributions	136,930	1,403,912	236,366	2,421,240
Shares reacquired	(5,520,471)	(56,630,350)	(1,730,052)	(17,671,933)
Increase (decrease)	(2,497,146)	$(25,634,989)	7,257,099	$74,520,908

Class F3 Shares
Shares sold	7,952,510	$81,509,233	6,592,750	$67,412,232
Reinvestment of distributions	326,004	3,340,629	62,380	638,519
Shares reacquired	(1,122,397)	(11,499,149)	(168,016)	(1,718,321)
Increase	7,156,117	$73,350,713	6,487,114	$66,332,430

Class I Shares
Shares sold	140,473,620	$1,439,685,386	260,778,166	$2,673,110,991
Reinvestment of distributions	7,907,593	81,049,673	5,548,143	56,821,808
Shares reacquired	(66,729,629)	(683,901,141)	(45,844,573)	(469,115,850)
Increase	81,651,584	$836,833,918	220,481,736	$2,260,816,949

Class R5 Shares
Shares sold	18	$180	–	$–
Reinvestment of distributions	–	2	–	–
Shares reacquired	–	(2)	(1,462)	(15,000)
Increase (decrease)	18	$180	(1,462)	$(15,000)

Class R6 Shares
Shares reacquired	–	–	(141,326)	(1,450,000)
Decrease	–	$–	(141,326)	$(1,450,000)

Notes to Financial Statements (concluded)

Short Duration High Yield Fund	Six Months Ended January 31, 2026 (unaudited	)		Year Ended July 31, 2025
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	30,683,224	$301,711,270	65,789,148	$648,074,776
Reinvestment of distributions	3,832,489	37,684,696	6,056,436	59,488,534
Shares reacquired	(15,652,207)	(153,747,147)	(29,817,383)	(289,542,910)
Increase	18,863,506	$185,648,819	42,028,201	$418,020,400

Class C Shares
Shares sold	9,142,105	$89,885,417	20,537,998	$202,650,311
Reinvestment of distributions	1,181,119	11,613,820	1,856,919	18,229,163
Shares reacquired	(4,142,894)	(40,733,051)	(5,175,539)	(50,396,305)
Increase	6,180,330	$60,766,186	17,219,378	$170,483,169

Class F Shares
Shares sold	2,551,420	$25,077,413	10,152,944	$100,511,703
Reinvestment of distributions	386,348	3,798,024	1,009,767	9,928,923
Shares reacquired	(5,768,534)	(56,591,828)	(9,233,151)	(89,992,927)
Increase (decrease)	(2,830,766)	$(27,716,391)	1,929,560	$20,447,699

Class F3 Shares
Shares sold	11,138,673	$109,591,658	28,075,338	$276,315,096
Reinvestment of distributions	1,938,301	19,075,935	2,986,504	29,337,476
Shares reacquired	(6,081,675)	(59,808,410)	(9,935,426)	(96,722,281)
Increase	6,995,299	$68,859,183	21,126,416	$208,930,291

Class I Shares
Shares sold	181,991,473	$1,785,939,506	484,812,443	$4,767,046,275
Reinvestment of distributions	28,323,786	277,958,085	49,757,568	487,874,721
Shares reacquired	(131,713,175)	(1,291,509,305)	(263,376,322)	(2,549,461,260)
Increase	78,602,084	$772,388,286	271,193,689	$2,705,459,736

Class R3 Shares
Shares sold	841	$8,292	87,261	$866,878
Reinvestment of distributions	3,580	35,205	7,412	72,769
Shares reacquired	(5,854)	(57,571)	(21,412)	(208,996)
Increase (decrease)	(1,433)	$(14,074)	73,261	$730,651

Class R4 Shares
Shares sold	2,127	$20,859	447	$4,376
Reinvestment of distributions	308	3,034	921	9,077
Shares reacquired	(7,358)	(72,434)	(4,624)	(45,896)
Decrease	(4,923)	$(48,541)	(3,256)	$(32,443)

Class R5 Shares
Shares sold	56,053	$551,353	359,845	$3,474,881
Reinvestment of distributions	15,193	149,397	9,020	88,170
Shares reacquired	(13,574)	(133,430)	(50,803)	(486,342)
Increase	57,672	$567,320	318,062	$3,076,709

Class R6 Shares
Shares sold	198,805	$1,954,329	878,329	$8,651,746
Reinvestment of distributions	47,228	464,417	76,258	748,773
Shares reacquired	(114,299)	(1,121,581)	(310,587)	(3,017,695)
Increase	131,734	$1,297,165	644,000	$6,382,824

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period.

Proxy Disclosures

There were no matters submitted to a vote of shareholders during the period.

Remuneration Paid to Trustees, Officers, and Others

Remuneration paid to trustees, officers, and others is included in “Trustees’ Remuneration” under Item 7 of this Form N-CSR.

Lord Abbett Trust I

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by
LORD ABBETT DISTRIBUTOR LLC.

Emerging Markets Equity Fund International Growth Fund Investment Grade Floating Rate Fund Short Duration High Yield Fund	TRUST-I-3 (03/26)

LORD ABBETT
FINANCIAL STATEMENTS
AND OTHER IMPORTANT
INFORMATION

Lord Abbett
Diversification Shares – Enhanced Municipal Yield Completion Fund

For the six-month period ended January 31, 2026

Table of Contents

1	Schedule of Investments (Item 7)

18	Statement of Assets and Liabilities (Item 7)

19	Statement of Operations (Item 7)

20	Statements of Changes in Net Assets (Item 7)

22	Financial Highlights (Item 7)

24	Notes to Financial Statements (Item 7)

33	Changes in and Disagreements with Accountants (Item 8)

33	Proxy Disclosures (Item 9)

33	Remuneration Paid to Trustees, Officers, and Others (Item 10)

Schedule of Investments (unaudited)

January 31, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
MUNICIPAL BONDS 99.52%

Corporate-Backed 15.25%
Arkansas Development Finance Authority - US Steel Corp AMT	5.70%		5/1/2053	BB+		$1,000,000	$1,016,831
Arkansas Development Finance Authority - Weyerhaeuser Co AMT	3.875%	#(a)	10/15/2065	BBB		1,270,000	1,270,750
Baldwin County Industrial Development Authority - Novelis Corp AL AMT†	5.00%	#(a)	6/1/2055	BB		1,750,000	1,789,776
Black Ridge Infrastructure Financing District - Black Ridge Assessment Area UT	5.50%		12/1/2040	NR		2,000,000	2,030,405
Build NYC Resource Corp. - Pratt Paper Inc NY AMT†	5.00%		1/1/2035	NR		2,010,000	2,013,663
Cabot Citrus Farms Community Development District FL	5.25%		3/1/2029	NR		1,410,000	1,429,810
California Infrastructure & Economic Development Bank - DesertXpress Enterprises LLC AMT†	12.00%	#(a)	1/1/2065	NR		1,265,000	948,750
California Pollution Control Financing Authority - Poseidon Resources Channelside LP AMT†	5.00%		11/21/2045	Baa3		2,000,000	2,001,587
Chandler Industrial Development Authority - Intel Corp AZ AMT	4.00%	#(a)	6/1/2049	BBB		2,270,000	2,316,264
City of Houston Airport System Revenue - United Airlines Inc TX AMT	5.00%		7/15/2027	BB+	(b)	1,500,000	1,526,668
Florida Development Finance Corp. - Waste Pro USA Inc AMT†	4.45%	#(a)	7/1/2037	NR		1,000,000	1,012,472
Fort Bend County Industrial Development Corp. - NRG Energy Inc TX	4.75%		5/1/2038	Baa2		500,000	500,217
Grapevine Wash Local District - Grapevine Wash Local District Assessment Area No 1 UT†	5.25%		12/1/2044	NR		750,000	744,220
Hobe-St Lucie Conservancy District Unit of Development No 1A FL	4.75%		5/1/2031	NR		980,000	1,027,074
Hobe-St Lucie Conservancy District Unit of Development No 1A FL	5.60%		5/1/2044	NR		1,900,000	1,967,011
Illinois Finance Authority - LRS Holdings LLC AMT†	7.375%	#(a)	9/1/2042	NR		1,000,000	1,147,044
Industrial Development Board of The City of Kingsport Tennessee - Domtar Paper Co LLC TN AMT†	5.25%	#(a)	12/1/2054	B		2,000,000	1,931,198

See Notes to Financial Statements.	1

Schedule of Investments (unaudited)(continued)

January 31, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Corporate-Backed (continued)
Iowa Finance Authority - Howmet Aerospace Inc	4.75%		8/1/2042	BBB+		$2,810,000	$2,810,468
Iowa Finance Authority - Iowa Fertilizer Co LLC	5.00%		12/1/2050	AA+		100,000	116,267
Louisiana Local Government Environmental Facilities & Community Development Authority - Westlake Corp	3.50%		11/1/2032	BBB+		3,145,000	3,150,556
Louisiana Public Facilities Authority - Waste Pro USA Inc LA AMT†	4.375%	#(a)	5/1/2053	NR		2,000,000	2,001,256
Maryland Economic Development Corp. - Core Natural Resources Inc†	5.00%	#(a)	7/1/2048	NR		1,200,000	1,284,567
Mission Economic Development Corp. - Natgasoline LLC TX AMT†	4.625%		10/1/2031	BB-		1,725,000	1,731,483
Mississippi Business Finance Corp. - Waste Pro USA Inc AMT†	4.375%	#(a)	2/1/2048	NR		1,250,000	1,250,072
New Hampshire Business Finance Authority - Reworld Holding Corp†	4.625%		11/1/2042	B-		1,750,000	1,568,264
New York City Industrial Development Agency - TRIPS Obligated Group NY	5.00%		7/1/2028	BBB+		1,010,000	1,010,924
New York Liberty Development Corp. - 3 World Trade Center LLC†	5.00%		11/15/2044	NR		4,695,000	4,695,125
New York Transportation Development Corp. - American Airlines Inc AMT	3.00%		8/1/2031	BB	(b)	1,000,000	955,651
New York Transportation Development Corp. - American Airlines Inc AMT	5.00%		8/1/2031	B+		3,000,000	3,003,211
New York Transportation Development Corp. - American Airlines Inc AMT	5.375%		8/1/2036	B+		1,000,000	1,048,114
New York Transportation Development Corp. - Delta Air Lines Inc AMT	5.00%		10/1/2035	Baa2		1,500,000	1,593,316
Niagara Area Development Corp. - Reworld Holding Corp NY AMT†	4.75%		11/1/2042	B-		1,250,000	1,137,039
Ohio Air Quality Development Authority - American Electric Power Co Inc AMT	2.60%	#(a)	6/1/2041	BBB		115,000	111,441
Parish of St. James - NuStar Logistics LP LA†	6.35%		7/1/2040	BB+		500,000	550,148
Phenix City Industrial Development Board - WestRock Coated Board LLC AL AMT	4.125%		5/15/2035	BBB		2,515,000	2,515,072
Phenix City Industrial Development Board AL	3.625%		5/15/2030	BBB		45,000	44,999

2	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

January 31, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Corporate-Backed (continued)
Port of Beaumont Navigation District - Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group TX AMT†	5.00%		1/1/2039	NR	$1,100,000	$1,102,779
Port of Seattle Industrial Development Corp. - Delta Air Lines Inc WA AMT	5.00%		4/1/2030	BBB-	1,000,000	1,000,281
Public Finance Authority - Sky Harbour Capital LLC Obligated Group WI AMT	4.00%		7/1/2036	NR	300,000	296,803
Public Finance Authority - Sky Harbour Capital LLC Obligated Group WI AMT	4.00%		7/1/2041	NR	1,000,000	945,749
Tuscaloosa County Industrial Development Authority - Hunt Refining Co AL†	5.25%		5/1/2044	NR	1,000,000	1,006,431
Village Community Development District No. 15 FL†	5.00%		5/1/2043	NR	1,000,000	1,022,035
Total						60,625,791

Education 10.03%
Arizona Industrial Development Authority - BASIS Schools Inc Obligated Group†	5.00%		7/1/2037	BB+	2,000,000	2,013,204
Arlington Higher Education Finance Corp. - BASIS Texas Charter Schools Inc TX†	5.125%		6/15/2040	Ba2	600,000	619,533
Capital Trust Agency, Inc. - Renaissance Charter School Inc Series 2019 Obligated Group FL†	5.00%		6/15/2039	NR	830,000	821,206
Clifton Higher Education Finance Corp. - Aristoi Classical Academy TX	5.00%		8/15/2040	BB	3,000,000	2,957,205
Development Authority Of The City Of Marietta - Life University Inc GA†	5.00%		11/1/2037	Ba3	1,500,000	1,477,671
District of Columbia - Georgetown University/The	5.00%	#(a)	4/1/2060	A-	1,000,000	1,143,671
Dutchess County Local Development Corp. - Bard College NY	5.00%		7/1/2045	BBB+	1,550,000	1,551,684
Florida Development Finance Corp. - Renaissance Charter School Inc Series 2025 Obligated Group†	5.50%		6/15/2040	Ba1	900,000	951,332
Florida Higher Educational Facilities Financing Authority - Keiser University Obligated Group†	6.00%		7/1/2045	BB+	2,500,000	2,517,030
Illinois Finance Authority - Illinois Institute of Technology	5.00%		9/1/2036	Ba2	1,725,000	1,710,955

See Notes to Financial Statements.	3

Schedule of Investments (unaudited)(continued)

January 31, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
Industrial Development Authority of the City of Phoenix Arizona - BASIS Schools Inc Obligated Group AZ†	5.00%		7/1/2035	BB+	$1,000,000	$1,000,448
Iowa Higher Education Loan Authority - University of Dubuque	5.00%		10/1/2031	BBB-	1,440,000	1,549,710
Massachusetts Development Finance Agency - Emerson College	5.00%		10/1/2043	Baa3	1,500,000	1,453,293
Massachusetts Development Finance Agency - Emerson College	5.25%		1/1/2042	BBB+	2,010,000	2,017,923
Massachusetts Development Finance Agency - Emmanuel College	5.00%		10/1/2036	Baa3	1,000,000	1,002,276
Massachusetts Development Finance Agency - Suffolk University	5.50%		7/1/2041	Baa3	2,995,000	3,222,362
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board - Lipscomb University Obligated Group TN	5.00%		10/1/2036	BBB-	1,000,000	1,019,089
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board - Lipscomb University Obligated Group TN	5.00%		10/1/2037	BBB-	1,000,000	1,014,864
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board - Lipscomb University Obligated Group TN	5.00%		10/1/2038	BBB-	1,585,000	1,602,918
New York City Industrial Development Agency - Yankee Stadium LLC NY (FGIC)	3.625% (CPI YoY * 1 + 0.89%	)	3/1/2027	Baa1	200,000	201,066
Ohio Air Quality Development Authority - Duke Energy Corp AMT	4.25%	#(a)	11/1/2039	BBB	1,500,000	1,524,275
Oklahoma Development Finance Authority - Oklahoma City University Obligated Group	5.00%		8/1/2044	BBB-	1,490,000	1,434,454
Public Finance Authority - UMA Education Inc WI†	5.00%		10/1/2034	BB+	2,500,000	2,607,136
Public Finance Authority - Wingate University WI	5.25%		10/1/2038	BBB-	1,000,000	1,010,091
Sierra Vista Industrial Development Authority - American Leadership Academy Inc AZ†	5.00%		6/15/2044	NR	1,670,000	1,571,138
South Carolina Jobs-Economic Development Authority - American Leadership Academy - Lexington	5.50%		6/15/2033	NR	1,850,000	1,849,915
Total						39,844,449

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

January 31, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
General Obligation 5.17%
California Community Choice Financing Authority	5.25%	#(a)	1/1/2054	Baa1		$1,745,000	$1,857,450
Chicago Board of Education IL GO	5.00%		12/1/2030	BB+		1,000,000	1,020,571
Chicago Board of Education IL GO	5.00%		12/1/2032	BB+		1,105,000	1,121,476
Chicago Board of Education IL GO	5.00%		12/1/2040	BB+		4,000,000	3,999,914
Chicago Board of Education IL GO	5.25%		12/1/2039	BB+		1,530,000	1,513,599
City of Chicago IL GO	6.00%		1/1/2044	BBB		1,000,000	1,083,395
Commonwealth of Puerto Rico GO	Zero Coupon		7/1/2033	NR		255,787	187,507
Commonwealth of Puerto Rico GO	4.00%		7/1/2037	NR		855,623	841,742
Commonwealth of Puerto Rico GO	4.00%		7/1/2041	NR		5,019,000	4,717,633
Commonwealth of Puerto Rico GO	5.625%		7/1/2027	NR		209,773	214,528
Commonwealth of Puerto Rico GO	5.625%		7/1/2029	NR		124,000	131,789
Idaho Falls Auditorium District COPS†	5.25%		5/15/2051	NR		1,980,000	1,885,281
Jefferson County Civic Facility Development Corp. - Samaritan Medical Center Obligated NY	5.00%		11/1/2037	BB		885,000	887,835
Pennsylvania Economic Development Financing Authority - Commonwealth of Pennsylvania Department of Transportation AMT	5.50%		6/30/2038	Baa2		1,000,000	1,102,017
Total							20,564,737

Health Care 19.35%
Astoria Hospital Facilities Authority - Columbia Lutheran Charities Obligated Group OR	5.00%		8/1/2041	BBB+	(b)	1,250,000	1,251,936
Berks County Municipal Authority - Tower Health Obligated Group PA	Zero Coupon		6/30/2044	NR		1,556,000	1,114,873
Berks County Municipal Authority - Tower Health Obligated Group PA	5.00%		6/30/2039	NR		1,895,000	1,748,284
Bucks County Industrial Development Authority - Grand View Hospital/Sellersville Obligated Group PA	4.00%		7/1/2046	BBB+		245,000	212,801
Buffalo & Erie County Industrial Land Development Corp. - Catholic Health System Obligated Group NY	5.00%		7/1/2030	B		1,100,000	1,100,105
Buffalo & Erie County Industrial Land Development Corp. - Catholic Health System Obligated Group NY	5.00%		7/1/2040	B		350,000	337,337
California Health Facilities Financing Authority - Adventist Health System/ West Obligated Group	5.25%		12/1/2040	BBB+		4,230,000	4,660,749

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(continued)

January 31, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
California Municipal Finance Authority Palomar Health Obligated Group AG	5.25%	11/1/2035	AA	$1,000,000	$1,065,274
California Statewide Communities Development Authority - Loma Linda University Medical Center Obligated Group†	5.00%	12/1/2026	BB+	100,000	100,519
California Statewide Communities Development Authority - Loma Linda University Medical Center Obligated Group†	5.00%	12/1/2036	BB+	1,000,000	1,004,411
California Statewide Communities Development Authority - Loma Linda University Medical Center Obligated Group†	5.25%	12/1/2043	BB+	1,475,000	1,503,620
California Statewide Communities Development Authority - Loma Linda University Medical Center Obligated Group†	5.25%	12/1/2048	BB+	2,500,000	2,518,041
City of Colby - Citizens Medical Center Inc KS	5.50%	7/1/2026	NR	100,000	100,022
City of Minneapolis - Fairview Health Services Obligated Group MN	4.00%	11/15/2037	BBB+	2,175,000	2,179,631
City of Minneapolis - Fairview Health Services Obligated Group MN	5.00%	11/15/2035	BBB+	2,600,000	2,696,508
City of Tallahassee - Tallahassee Memorial HealthCare Inc FL	5.00%	12/1/2044	Baa1	2,340,000	2,340,057
Connecticut State Health & Educational Facilities Authority - Nuvance Health Obligated Group	4.00%	7/1/2041	BBB+	330,000	323,245
Connecticut State Health & Educational Facilities Authority - Nuvance Health Obligated Group	5.00%	7/1/2033	BBB+	130,000	136,185
County of Cuyahoga - MetroHealth System OH	5.00%	2/15/2037	BBB-	2,000,000	2,015,521
County of Cuyahoga - MetroHealth System/The OH	5.00%	2/15/2042	BBB-	750,000	750,891
County of Muskingum - Genesis Healthcare System Obligated Group OH	5.00%	2/15/2044	BB+	2,000,000	1,999,846
County of Washington - Marietta Area Health Care Inc Obligated Group OH	6.625%	12/1/2042	NR	1,000,000	1,062,136
Doylestown Hospital Authority - Doylestown Hospital Obligated Group PA†	5.00%	7/1/2031	NR	30,000	32,001
Dutchess County Local Development Corp. - Nuvance Health Obligated Group NY	4.00%	7/1/2034	BBB+	500,000	501,330
Dutchess County Local Development Corp. - Nuvance Health Obligated Group NY	5.00%	7/1/2046	BBB+	2,925,000	2,877,925

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

January 31, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
Greeneville Health & Educational Facilities Board - Ballad Health Obligated Group TN	5.00%	7/1/2036	A-	$500,000	$519,190
Greeneville Health & Educational Facilities Board - Ballad Health Obligated Group TN	5.00%	7/1/2037	A-	500,000	517,505
King County Public Hospital District No. 4 WA	6.625%	12/1/2045	NR	1,500,000	1,516,415
Lakewood Ranch Stewardship District Series 2025 Assessment Southeast FL	5.50%	5/1/2040	NR	2,145,000	2,291,980
Maryland Health & Higher Educational Facilities Authority - TidalHealth Obligated Group	4.00%	7/1/2036	A-	2,800,000	2,850,603
Massachusetts Development Finance Agency - Boston Medical Center Corp Obligated Group	5.00%	7/1/2033	BBB	1,000,000	1,005,572
Massachusetts Development Finance Agency - Boston Medical Center Corp Obligated Group	5.00%	7/1/2035	BBB	260,000	261,184
Massachusetts Development Finance Agency - Tufts Medicine Obligated Group	5.00%	7/1/2036	BBB-	2,000,000	2,034,235
Massachusetts Development Finance Agency - Tufts Medicine Obligated Group	5.00%	7/1/2044	BBB-	3,330,000	3,275,109
Massachusetts Development Finance Agency - Tufts Medicine Obligated Group	5.50%	10/1/2037	BBB-	1,855,000	2,077,199
Monroe County Industrial Development Corp. - Rochester Regional Health Obligated Group NY	5.00%	12/1/2032	BBB+	845,000	854,186
New Jersey Economic Development Authority - Bancroft Neurohealth Obligated Group	5.00%	6/1/2036	NR	1,000,000	1,001,901
New Jersey Health Care Facilities Financing Authority - St Joseph’s Healthcare System Obligated Group	4.00%	7/1/2034	BBB-	500,000	500,346
New York State Dormitory Authority - Catholic Health System Obligated Group	3.00%	7/1/2033	B	160,000	136,792
New York State Dormitory Authority - Catholic Health System Obligated Group	4.00%	7/1/2038	B	2,205,000	1,926,730
New York State Dormitory Authority - Catholic Health System Obligated Group	4.00%	7/1/2039	B	1,585,000	1,367,981
New York State Dormitory Authority - Montefiore Obligated Group	4.00%	8/1/2036	BBB-	425,000	409,891
New York State Dormitory Authority - Montefiore Obligated Group	4.00%	8/1/2038	BBB-	720,000	684,280

See Notes to Financial Statements.	7

Schedule of Investments (unaudited)(continued)

January 31, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
New York State Dormitory Authority - Montefiore Obligated Group	5.00%	11/1/2035	BBB-		$1,360,000	$1,510,286
New York State Dormitory Authority - Montefiore Obligated Group	5.00%	11/1/2036	BBB-		1,620,000	1,786,435
New York State Dormitory Authority - White Plains Hospital Obligated Group	5.00%	10/1/2030	BBB-		250,000	270,389
Oklahoma Development Finance Authority - OU Medicine Obligated Group	5.00%	8/15/2038	BB+		650,000	661,629
Oklahoma Development Finance Authority - OU Medicine Obligated Group	5.25%	8/15/2043	BB+		2,225,000	2,246,880
Oklahoma Development Finance Authority - OU Medicine Obligated Group	5.50%	8/15/2041	NR		285,000	295,245
Palm Beach County Health Facilities Authority - Lifespace Communities Inc Obligated Group FL	5.00%	5/15/2033	BBB	(b)	1,000,000	1,016,480
Palomar Health Obligated Group CA	5.00%	11/1/2036	CCC+		50,000	49,633
Philadelphia Authority for Industrial Development - Greater Philadelphia Health Action Inc PA	6.00%	6/1/2045	BBB-	(b)	650,000	681,453
Public Finance Authority - Bancroft Neurohealth Obligated Group WI†	4.625%	6/1/2036	NR		125,000	125,004
Public Finance Authority - Bancroft Neurohealth Obligated Group WI†	5.00%	6/1/2036	NR		1,480,000	1,481,840
Public Finance Authority - RBS Evolution LLC WI†	10.00%	11/1/2038	NR		150,000	168,390
Rhode Island Health & Educational Building Corp. - Care New England Health System Obligated Group	5.00%	9/1/2031	BB-		1,250,000	1,254,999
Rockland County Economic Assistance Corp. - Bon Secours Health System Inc Obligated Group NY	6.50%	11/1/2030	NR		3,000,000	3,128,537
South Carolina Jobs-Economic Development Authority - Wesley Commons Obligated Group	5.50%	10/1/2045	NR		775,000	783,134
Southeastern Ohio Port Authority - Marietta Area Healthcare Inc Obligated Group	5.50%	12/1/2043	B	(b)	1,250,000	1,225,908
Vermont Educational & Health Buildings Financing Agency - University of Vermont Health Network Obligated Group	5.00%	12/1/2035	A		500,000	501,843
Washington State Housing Finance Commission - Horizon House Obligated Group/WA	4.375%	1/1/2033	BB	(b)	2,865,000	2,871,518
Total						76,923,950

8	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

January 31, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Housing 6.25%
California Housing Finance Agency	3.25%		8/20/2036	BBB+	$933,043	$911,838
California Municipal Finance Authority	4.326%	#(a)	11/20/2040	AA-	1,996,028	1,996,913
California Municipal Finance Authority	4.326%	#(a)	11/20/2040	BBB	1,107,796	1,049,867
California Municipal Finance Authority - CHF-Davis I LLC	5.00%		5/15/2037	Baa3	1,405,000	1,459,205
Idaho Housing & Finance Association (FHLMC), (FNMA), (GNMA)	6.25%		1/1/2056	Aa1	500,000	572,932
Indiana Finance Authority - SFP-PUFW I LLC	4.00%		7/1/2034	BBB-	250,000	255,735
Nebraska Investment Finance Authority (FHLMC), (FNMA), (GNMA)	6.25%		9/1/2055	AAA	1,000,000	1,125,298
New Hampshire Business Finance Authority	4.218%	#(a)	11/20/2042	BBB	1,448,818	1,381,818
New Hampshire Business Finance Authority	4.375%		9/20/2036	BBB	989,647	1,017,290
New Hampshire Business Finance Authority	4.75%	#(a)	6/20/2041	AA-	1,995,687	2,085,715
New Hampshire Business Finance Authority	5.75%		4/28/2042	BBB	646,020	680,910
New York City Housing Development Corp. - 8 Spruce NY Owner LLC	5.25%		12/15/2031	NR	750,000	777,454
Oklahoma Housing Finance Agency (FHLMC), (FNMA), (GNMA)	6.50%		3/1/2057	Aaa	3,000,000	3,480,015
Pennsylvania Housing Finance Agency	6.25%		10/1/2055	Aa1	3,000,000	3,447,367
South Dakota Housing Development Authority (FHLMC), (FNMA), (GNMA)(c)	6.00%		11/1/2056	AAA	1,500,000	1,715,416
Texas Department of Housing & Community Affairs (GNMA)	6.25%		1/1/2056	AA+	2,000,000	2,276,060
Washington State Housing Finance Commission	3.50%		12/20/2035	BBB+	632,280	620,461
Total						24,854,294

Lease Obligations 1.22%
New Jersey Economic Development Authority - State of New Jersey Motor Vehicle Surcharge Revenue	4.00%		7/1/2034	Baa2	1,715,000	1,724,390
Pennsylvania Economic Development Financing Authority - PA Bridges Finco LP	5.00%		6/30/2042	BBB	3,105,000	3,108,382
Total						4,832,772

See Notes to Financial Statements.	9

Schedule of Investments (unaudited)(continued)

January 31, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Other Revenue 4.00%
Allentown Neighborhood Improvement Zone Development Authority PA†	5.50%		5/1/2032	Ba2	$1,450,000	$1,575,920
Allentown Neighborhood Improvement Zone Development Authority PA†	6.00%		5/1/2042	NR	2,000,000	2,055,336
Brooklyn Arena Local Development Corp. - Brooklyn Events Center LLC NY	5.00%		7/15/2042	Ba1	3,370,000	3,379,127
California School Finance Authority - Green Dot Public Schools Obligated Group†	5.00%		8/1/2048	BBB-	2,025,000	1,999,354
Illinois Finance Authority - Field Museum of Natural History	3.698% (SOFR * .70 + 1.15%	)#	11/1/2034	A	1,065,000	1,068,406
Industrial Development Authority of the City of Phoenix Arizona - BASIS Schools Inc Obligated Group AZ†	5.00%		7/1/2046	BB+	2,000,000	1,913,504
Public Finance Authority - Inperium Inc Obligated Group WI†	5.00%		12/1/2034	NR	205,000	217,386
Public Finance Authority - Inperium Inc Obligated Group WI†	5.50%		12/1/2044	NR	1,500,000	1,527,743
Territory of Guam	5.00%		1/1/2036	Baa3	1,950,000	2,157,637
Total						15,894,413

Pollution Control 0.28%
Finance Authority of Maine - Casella Waste Systems Inc AMT†	4.625%	#(a)	12/1/2047	B+	500,000	517,599
Finance Authority of Maine - Casella Waste Systems Inc AMT†	5.00%		8/1/2035	B+	550,000	589,429
Total						1,107,028

Special Tax 1.21%
Allentown Neighborhood Improvement Zone Development Authority PA†	5.25%		5/1/2042	NR	385,000	395,998
Allentown Neighborhood Improvement Zone Development Authority PA†	5.25%		5/1/2042	NR	250,000	254,749
American Samoa Economic Development Authority†	5.00%		9/1/2033	Ba3	1,000,000	1,069,535
City of North Las Vegas Special Improvement District No 67 Apex Moonwater West NV†	6.50%		6/1/2045	NR	1,000,000	1,018,515
Industrial Development Authority of the City of St. Louis Missouri	3.875%		11/15/2029	NR	270,000	261,522
Industrial Development Authority of the City of St. Louis Missouri	4.375%		11/15/2035	NR	595,000	559,859

10	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

January 31, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Special Tax (continued)
Peninsula Town Center Community Development Authority VA†	4.50%	9/1/2028	NR	$130,000	$131,328
West Villages Improvement District Unit of Development No. 7 FL	4.25%	5/1/2029	NR	410,000	415,460
Wolf Creek Infrastructure Financing District No. 1 Wolf Creek Assessment Area 1 UT	5.75%	12/1/2044	NR	700,000	718,169
Total					4,825,135

Tax Revenue 4.69%
City of Garden City - STAR Bond District KS†	4.25%	6/1/2033	NR	250,000	251,310
Matching Fund Special Purpose Securitization Corp. - United States Virgin Islands Federal Excise Tax	5.00%	10/1/2032	NR	1,000,000	1,065,794
Mida Mountain Village Public Infrastructure District - Military Installation Development Authority Military Recreation Facilities Project Area Tax Allocation UT†	5.50%	6/15/2039	NR	375,000	387,907
Mida Mountain Village Public Infrastructure District Tax Allocation UT†	5.25%	6/1/2045	NR	875,000	882,404
Military Installation Development Authority Military Recreation Facilities Project Area UT	4.00%	6/1/2041	NR	2,965,000	2,767,292
Public Finance Authority - Southeast Overtown Park West Community Redevelopment Agency WI†	5.00%	6/1/2041	NR	2,100,000	2,145,757
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	NR	4,813,000	4,789,952
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	NR	2,053,000	2,043,169
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.50%	7/1/2034	NR	4,300,000	4,300,677
Total					18,634,262

Tobacco 0.59%
Nassau County Tobacco Settlement Corp. NY	5.25%	6/1/2026	CC	20,114	17,684
Silicon Valley Tobacco Securitization Authority CA	Zero Coupon	6/1/2036	NR	1,000,000	563,803
Tobacco Settlement Financing Corp. VA	5.00%	6/1/2047	B-	2,100,000	1,760,937
Total					2,342,424

See Notes to Financial Statements.	11

Schedule of Investments (unaudited)(continued)

January 31, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Transportation 20.92%
Build NYC Resource Corp. - TRIPS Obligated Group NY AMT	5.50%		7/1/2042	BBB+		$1,635,000	$1,790,953
California Municipal Finance Authority - LAX Integrated Express Solutions LLC AMT	5.00%		6/30/2031	BB+	(b)	2,125,000	2,206,100
California Municipal Finance Authority - LAX Integrated Express Solutions LLC AMT	5.00%		12/31/2035	BB+	(b)	50,000	51,423
California Municipal Finance Authority - LAX Integrated Express Solutions LLC AMT	5.00%		12/31/2047	BB+	(b)	2,500,000	2,498,043
Chicago O’Hare International Airport - TRIPS Obligated Group IL AMT	5.00%		7/1/2038	BBB+		1,050,000	1,075,436
City & County of Denver - United Airlines Inc CO AMT	5.00%		10/1/2032	BB+		1,000,000	1,001,302
City of Houston Airport System Revenue - United Airlines Inc TX AMT	5.25%		7/15/2034	Ba2		1,000,000	1,085,724
City of Houston Airport System Revenue - United Airlines Inc TX AMT	5.50%		7/15/2035	Ba2		500,000	551,025
City of Houston Airport System Revenue - United Airlines Inc TX AMT	5.50%		7/15/2036	Ba2		1,890,000	2,069,728
County of Miami-Dade Seaport Department FL AMT	5.00%		10/1/2047	A3		1,770,000	1,783,294
Eagle County Airport Terminal Corp. CO AMT	5.00%		5/1/2041	Baa2		580,000	583,221
Illinois Finance Authority - Centerpoint Joliet Terminal Railroad LLC AMT†	4.80%	#(a)	12/1/2043	BBB+		4,250,000	4,425,152
Maryland Economic Development Corp. - Purple Line Transit Partners LLC AMT	5.00%		12/31/2040	Baa3		1,500,000	1,553,023
New Jersey Economic Development Authority - DRP Urban Renewal 4 LLC AMT†	6.375%		1/1/2035	NR		1,000,000	1,043,315
New York Transportation Development Corp. - Delta Air Lines Inc AMT	4.00%		1/1/2036	Baa2		1,140,000	1,139,922
New York Transportation Development Corp. - Delta Air Lines Inc AMT	5.00%		10/1/2040	Baa2		1,235,000	1,271,918
New York Transportation Development Corp. - Delta Air Lines Inc AMT	5.625%		4/1/2040	Baa2		2,400,000	2,549,274
New York Transportation Development Corp. - Delta Air Lines Inc AMT	6.00%		4/1/2035	Baa2		1,180,000	1,306,293
New York Transportation Development Corp. - Empire State Thruway Partners LLC AMT	2.50%		10/31/2031	BBB-	(b)	500,000	451,754
New York Transportation Development Corp. - JFK International Air Terminal LLC	4.00%		12/1/2040	Baa1		2,000,000	1,993,035

12	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

January 31, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
New York Transportation Development Corp. - JFK International Air Terminal LLC AMT	4.00%		12/1/2042	Baa1	$1,350,000	$1,278,660
New York Transportation Development Corp. - JFK International Air Terminal LLC AMT	5.00%		12/1/2032	Baa1	2,450,000	2,726,023
New York Transportation Development Corp. - JFK International Air Terminal LLC AMT	5.00%		12/1/2035	Baa1	1,650,000	1,800,002
New York Transportation Development Corp. - JFK International Air Terminal LLC AMT	5.00%		12/1/2036	Baa1	300,000	324,859
New York Transportation Development Corp. - JFK International Air Terminal LLC AMT	5.00%		12/1/2039	Baa1	4,645,000	4,942,378
New York Transportation Development Corp. - JFK International Air Terminal LLC AMT	5.00%		12/1/2041	Baa1	1,000,000	1,055,454
New York Transportation Development Corp. - JFK NTO LLC AMT	6.00%		6/30/2040	Baa3	1,425,000	1,625,751
New York Transportation Development Corp. - JFK NTO LLC AMT	6.00%		6/30/2041	Baa3	1,250,000	1,419,257
New York Transportation Development Corp. - JFK NTO LLC AMT	6.00%		6/30/2054	Baa3	2,040,000	2,121,497
New York Transportation Development Corp. - Laguardia Gateway Partner AMT	4.00%		7/1/2033	Baa2	1,835,000	1,835,020
New York Transportation Development Corp. - Laguardia Gateway Partners LLC (AG) AMT	4.00%		7/1/2031	AA	1,000,000	1,000,077
New York Transportation Development Corp. - Laguardia Gateway Partners LLC AMT	5.00%		7/1/2041	Baa2	2,515,000	2,515,435
Pennsylvania Economic Development Financing Authority - PA Bridges Finco LP	5.00%		12/31/2034	BBB	2,240,000	2,249,522
Public Finance Authority - Million Air Three Obligated Group WI AMT†	5.50%		9/1/2030	NR	200,000	210,779
Public Finance Authority - Million Air Three Obligated Group WI AMT†	5.75%		9/1/2035	NR	250,000	262,480
Public Finance Authority - Sky Harbour Capital III LLC Obligated Group WI AMT†(c)	6.00%	#(a)	7/1/2060	NR	2,500,000	2,501,363

See Notes to Financial Statements.	13

Schedule of Investments (unaudited)(continued)

January 31, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
Texas Private Activity Bond Surface Transportation Corp. - LBJ Infrastructure Group LLC	4.00%		6/30/2037	Baa1	$3,985,000	$4,019,285
Texas Private Activity Bond Surface Transportation Corp. - NTE Mobility Partners Segments 3 LLC AMT	5.375%		6/30/2037	Baa1	1,065,000	1,134,596
Texas Private Activity Bond Surface Transportation Corp. - NTE Mobility Partners Segments 3 LLC AMT	5.50%		6/30/2040	Baa1	1,900,000	2,015,733
Tulsa Municipal Airport Trust Trustees - American Airlines Inc OK AMT	6.25%		12/1/2035	B+	1,360,000	1,580,178
Virginia Small Business Financing Authority - 95 Express Lanes LLC AMT	4.00%		1/1/2040	BBB	2,155,000	2,107,674
Virginia Small Business Financing Authority - 95 Express Lanes LLC AMT	4.00%		1/1/2041	BBB	2,470,000	2,372,845
Virginia Small Business Financing Authority - 95 Express Lanes LLC AMT	4.00%		1/1/2042	BBB	1,025,000	965,061
Virginia Small Business Financing Authority - 95 Express Lanes LLC AMT	5.00%		1/1/2033	BBB	1,000,000	1,092,837
Virginia Small Business Financing Authority - 95 Express Lanes LLC AMT	5.00%		1/1/2036	BBB	350,000	375,247
Virginia Small Business Financing Authority - Elizabeth River Crossings OpCo LLC AMT	4.00%		7/1/2033	BBB	1,000,000	1,027,661
Virginia Small Business Financing Authority - Elizabeth River Crossings OpCo LLC AMT	4.00%		1/1/2036	BBB	4,000,000	4,045,518
Virginia Small Business Financing Authority - Elizabeth River Crossings OpCo LLC AMT	4.00%		1/1/2038	BBB	2,130,000	2,133,225
Virginia Small Business Financing Authority - Elizabeth River Crossings OpCo LLC AMT	4.00%		1/1/2039	BBB	2,000,000	1,989,735
Total						83,158,087

Utilities 10.56%
Black Belt Energy Gas District AL	4.00%	#(a)	12/1/2052	Baa1	1,035,000	1,057,710
Black Belt Energy Gas District AL	5.00%		10/1/2035	A2	4,000,000	4,174,212
Black Belt Energy Gas District AL†	5.50%	#(a)	11/1/2056	BBB-	3,365,000	3,617,819
California Community Choice Financing Authority	5.00%	#(a)	10/1/2055	A2	4,000,000	4,209,670

14	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

January 31, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Utilities (continued)
California Pollution Control Financing Authority - Poseidon Resources Channelside LP AMT†	5.00%		7/1/2037	Baa3		$220,000	$220,890
Delaware State Economic Development Authority - NRG Energy Inc	4.00%	#(a)	10/1/2045	BBB-		3,580,000	3,649,152
Florida Development Finance Corp. - Waste Pro USA Inc AMT	3.00%		6/1/2032	NR		2,000,000	1,864,536
Guam Government Waterworks Authority	5.00%		7/1/2035	A-		610,000	696,506
Guam Government Waterworks Authority	5.00%		7/1/2036	A-		585,000	656,301
Guam Government Waterworks Authority	5.00%		7/1/2037	A-		820,000	910,270
Main Street Energy, Inc. GA	5.00%		12/1/2033	A3		2,500,000	2,700,008
Main Street Natural Gas, Inc. GA†	4.00%	#(a)	8/1/2052	BBB-		2,600,000	2,601,029
Main Street Natural Gas, Inc. GA	5.00%	#(a)	5/1/2054	A3		1,160,000	1,229,436
Maricopa County Pollution Control Corp. - El Paso Electric Co AZ	3.60%		2/1/2040	Baa2		130,000	123,819
Maricopa County Pollution Control Corp. - El Paso Electric Co AZ	3.60%		4/1/2040	Baa2		105,000	99,935
Ohio Air Quality Development Authority - Ohio Valley Electric Corp	3.25%		9/1/2029	Baa3		1,040,000	1,041,684
Pennsylvania Economic Development Financing Authority - Talen Energy Supply LLC	5.25%	#(a)	12/1/2038	B		1,100,000	1,105,551
Puerto Rico Commonwealth Aqueduct & Sewer Authority†	5.00%		7/1/2033	NR		1,000,000	1,051,084
Southeast Energy Authority A Cooperative District AL	5.00%		11/1/2035	Baa1		5,155,000	5,492,222
Southeast Energy Authority A Cooperative District AL	5.00%	#(a)	1/1/2056	A1		2,775,000	2,891,131
Southeast Energy Authority A Cooperative District AL(d)	5.00%		1/1/2056	A1		1,500,000	1,561,961
Tennessee Energy Acquisition Corp.	5.625%		9/1/2026	BBB	(b)	1,000,000	1,012,881
Total							41,967,807
Total Municipal Bonds (cost $387,295,908)							395,575,149

WARRANTS 0.01%

Construction & Engineering 0.01%
BL Train Holdings West LLC* (cost $0)	11.50%		12/1/2035	NR		10,512	26,280	(e)

See Notes to Financial Statements.	15

Schedule of Investments (unaudited)(continued)

January 31, 2026

Investments	Interest Rate#	Interest Rate Reset Date(f)	Final Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 0.95%

VARIABLE RATE DEMAND NOTES 0.66%

General Obligation 0.25%
City of New York NY GO	3.200%	2/2/2026	10/1/2046	AA	$1,000,000	$1,000,000

Health Care 0.12%
Maryland Health & Higher Educational Facilities Authority - Johns Hopkins Health System Obligated Group	3.150%	2/2/2026	6/1/2046	AA+	500,000	500,000

Utilities 0.29%
New York City Municipal Water Finance Authority - New York City Water & Sewer System NY	3.250%	2/17/2026	6/15/2045	AA+	1,000,000	1,000,000
New York City Municipal Water Finance Authority - New York City Water & Sewer System NY	3.350%	2/17/2026	6/15/2044	AA+	140,000	140,000
Total						1,140,000
Total Variable Rate Demand Notes (cost $2,640,000)						2,640,000

REPURCHASE AGREEMENTS 0.29%

Repurchase Agreement dated 1/30/2026, 3.250% due 2/2/2026 with Fixed Income Clearing Corp. collateralized by $1,126,400 of U.S. Treasury Note at 4.500% due 4/15/2027; value: $1,153,566; proceeds: $1,131,187 (cost $1,130,880)					1,130,880	1,130,880
Total Short-Term Investments (cost $3,770,880)						3,770,880
Total Investments in Securities 100.48% (cost $391,066,788)						399,372,309
Other Assets and Liabilities – Net (0.48)%						(1,907,874)
Net Assets 100.00%						$397,464,435

AG	AG Insured by–Assured Guaranty, inc.
AMT	Income from the security may be subject to Alternative Minimum Tax.
COPS	Certificates of Participation.
CPI	Consumer Price Index: Rate fluctuates based on CPI.
FGIC	Insured by Financial Guaranty Insurance Company.
FHLMC	Insured by Federal Home Loan Mortgage Corporation.
FNMA	Federal National Mortgage Association.
GNMA	Government National Mortgage Association.
NR	Not Rated.

16	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

January 31, 2026

SIFMA	Insured by – Securities Industry and Financial Markets Association.
SOFR	Secured Overnight Financing Rate.
TRIPS	Tax Refund Intercept Programs.
YoY	Year on Year Inflation Rates.
#	Variable rate security. The interest rate represents the rate in effect at January 31, 2026.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At January 31, 2026, the total value of Rule 144A securities was $84,203,399, which represents 21.19% of net assets.
*	Non-income producing security.
(a)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(b)	This investment has been rated by Fitch IBCA.
(c)	Securities purchased on a when-issued basis (See Note 2(h)).
(d)	Municipal Bonds Held in Trust – Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction. See Note 2(e) to Financial Statements for details of Municipal Bonds Held in Trust.
(e)	Level 3 Investment as described in Note 2(a) in the Notes to Financial Statements. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(f)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note (“VRDN”) back to the issuer for Principal Amount. The interest rate on the VRDN is generally reset daily based on the SIFMA Municipal Swap Index.

The following is a summary of the inputs used as of January 31, 2026 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds(3)	$–	$395,575,149	$–	$395,575,149
Warrants	–	–	26,280	26,280
Short-Term Investments
Variable Rate Demand Notes	–	2,640,000	–	2,640,000
Repurchase Agreements	–	1,130,880	–	1,130,880
Total	$–	$399,346,029	$26,280	$399,372,309

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	Includes Municipal Bonds held in the Trust (See Note 2(e)).

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation and a summary of unobservable inputs as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

See Notes to Financial Statements.	17

Statement of Assets and Liabilities (unaudited)

January 31, 2026

ASSETS:
Investments in securities, at cost	$391,066,788
Investments in securities, at fair value	$399,372,309
Cash	116
Receivables:
Interest	3,642,691
Capital shares sold	990,023
From advisor (See Note 3)	36,439
Investment securities sold	20,263
Prepaid expenses	90,128
Total assets	404,151,969
LIABILITIES:
Payables:
Investment securities purchased	4,209,565
Trust certificates (See Note 2(e))	750,000
Capital shares reacquired	199,339
Interest expense and fees	3,079
Trustees’ fees	2,000
Distributions payable	1,503,812
Accrued expenses	19,739
Total liabilities	6,687,534
Commitments and contingent liabilities	–
NET ASSETS	$397,464,435
COMPOSITION OF NET ASSETS:
Paid-in capital	$389,246,316
Total distributable earnings/(loss)	8,218,119
Net Assets	$397,464,435
Outstanding shares (unlimited number of authorized shares of beneficial interest):	38,521,572
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$10.32

18	See Notes to Financial Statements.

Statement of Operations (unaudited)

For the Six Months Ended January 31, 2026

Investment income:
Interest and other	$7,488,867
Expenses:
Registration	57,165
Professional	26,064
Interest expense and fees (See Note 2(e))	12,906
Reports to shareholders	8,834
Shareholder servicing	6,762
Directors’ fees	5,251
Custody	2,290
Other	6,127
Gross expenses	125,399
Fees waived and expenses reimbursed (See Note 3)	(112,493)
Net expenses	12,906
Net investment income	7,475,961
Net realized and unrealized gain/(loss):
Net realized gain/(loss) on investments	(13,453)
Net change in unrealized appreciation/(depreciation) on investments	10,040,520
Net realized and unrealized gain/(loss)	10,027,067
Net Increase in Net Assets Resulting From Operations	$17,503,028

See Notes to Financial Statements.	19

Statements of Changes in Net Assets

INCREASE IN NET ASSETS	For the Six Months Ended January 31, 2026 (unaudited)	For the Year Ended July 31, 2025
Operations:
Net investment income	$7,475,961	$2,709,186
Net realized gain/(loss)	(13,453)	(329,613)
Net change in unrealized appreciation/(depreciation)	10,040,520	(1,805,995)
Net increase in net assets resulting from operations	17,503,028	573,578
Distributions to Shareholders:
Distributions to shareholders:	(7,286,341)	(2,642,502)
Capital share transactions (See Note 12):
Net proceeds from sales of shares	220,628,086	196,977,808
Reinvestment of distributions	–	262,399
Cost of shares reacquired	(21,044,140)	(12,291,751)
Net increase in net assets resulting from capital share transactions	199,583,946	184,948,456
Net increase in net assets	209,800,633	182,879,532
NET ASSETS:
Beginning of period	$187,663,802	$4,784,270
End of period	$397,464,435	$187,663,802

20	See Notes to Financial Statements.

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21

Financial Highlights

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:

	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net investment income
1/31/2026(b)	$9.96	$0.24	$0.36	$0.60	$(0.24)
7/31/2025	10.18	0.47	(0.25)	0.22	(0.44)
4/9/2024 to 7/31/2024(e)	10.00	0.13	0.18	0.31	(0.13)

(a)	Calculated using average shares outstanding during the period.
(b)	Unaudited.
(c)	Not annualized.
(d)	Annualized.
(e)	Commencement of operations was on 4/9/2024, SEC effective date and date shares first became available to the public was 4/15/2024.
(f)	Total return for the period 4/15/2024 through 7/31/2024 was 2.78%.

22	See Notes to Financial Statements.

			Ratios to Average Net Assets:								Supplemental Data:

Net asset value, end of period	Total return (%)		Total expenses after waivers and/or reimburse- ments (includes interest expense) (%)		Total expenses after waivers and/or reimburse- ments (excludes interest expense) (%)		Total expenses (%)		Net investment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)
$10.32	6.03	(c)	0.01	(d)	0.00	(d)	0.08	(d)	4.70	(d)	$397,464	35
9.96	2.21		0.01		0.00		0.19		4.66		187,664	21
10.18	3.09	(c)(f)	–	(d)	–	(d)	3.40	(d)	4.27	(d)	4,784	24	(c)

See Notes to Financial Statements.	23

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Trust I (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and was organized as a Delaware statutory trust on May 1, 2001. The Trust consists of eight funds as of January 31, 2026. This report covers Lord Abbett Diversification Shares: Enhanced Municipal Yield Completion Fund (the “Fund”). The Fund is diversified within the meaning of the 1940 Act. The Fund commenced operations on April 9, 2024.

Shares of the Fund may be purchased only by or on behalf of separately managed account clients. Lord, Abbett & Co. LLC (“Lord Abbett”) has an agreement with the managed account program sponsor, or directly with the client, to provide advisory and administrative and other similar services for compensation to the managed account.

The Fund’s investment objective is to seek a high level of income exempt from U.S. federal income tax.

Basis of Preparation

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The preparation of the financial statements in conformity with generally accepted accounting principles in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Segment Reporting

An operating segment is defined in FASB Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.

The CODM for the Fund is Lord Abbett through its Management, Investment and Operating Committees, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and that long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s Schedule of Investments, Statement of Assets and Liabilities, Statement of Operations, Statements of Changes in Net Assets and Financial Highlights.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Trustees (the “Board”), the Board has designated the determination of fair value of the Fund’s portfolio investments to Lord Abbett as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a

24

Notes to Financial Statements (unaudited)(continued)

pricing committee (the “Pricing Committee”) that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and ask prices is used.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transaction, market multiples, book values, yield curves broker quotes observable trading activity option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

25

Notes to Financial Statements (unaudited)(continued)

A summary of inputs used in valuing the Fund’s investments as of January 31, 2026 and, if applicable, Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

(b)	Expenses–Expenses incurred by the Trust that do not specifically relate to an individual fund are generally allocated to the funds within the Trust on a pro rata basis by relative net assets.

(c)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Management has reviewed the Fund’s tax positions for all open tax years and has determined that as of January 31, 2026, no liability for Federal Income tax is required in the Fund’s financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The Fund’s Federal tax returns for the prior fiscal years remain subject to examination by the Internal Revenue Service. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the Fund’s jurisdiction.

(d)	Investment Income–Dividend income, if any, is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other, if applicable, in the Statement of Operations.

(e)	Municipal Bonds Held in Trust–The Fund may invest in leveraged residual certificates (“TOB Residuals”) issued by tender option bond trusts (“TOBs”). A TOB is established by a third party sponsor forming a special purpose entity into which the Fund, or an agent on behalf of the Fund, transfers municipal securities. A TOB typically issues two classes of beneficial interests: short-term floating rate certificates (trust certificates), which are sold to third party investors, and residual certificates, which are generally issued to the Fund which made the transfer or to affiliates of the Fund. The Fund’s transfer of the municipal securities to a TOB is accounted for as a secured borrowing, therefore the municipal securities deposited into a TOB are presented as investments in the Fund’s Schedule of Investments and the proceeds from the transactions are reported as a liability for trust certificates on the Statements of Assets and Liabilities. Similarly, proceeds from residual certificates issued to affiliates, if any, from the transaction are included in the liability for trust certificates. Interest income from the underlying security is recorded by the Fund on an accrual basis. Interest expense incurred on the secured borrowing and other expenses related to remarketing, administration and trustee services to a TOB are reported as expenses of the Fund. The floating rate certificates have interest rates that generally reset weekly and their holders have the option to tender certificates to the TOB for redemption at par at each reset date. The residual interests held by the Fund include the right of the Fund (1) to cause the holders of a proportional share of floating rate certificates to tender their certificates at par and (2) to transfer a corresponding share of the municipal securities from the TOB to the Fund. The TOB may also be terminated without the consent of the Fund upon the occurrence of certain events as defined in

26

Notes to Financial Statements (unaudited)(continued)

the TOB agreements. Such termination events may include the bankruptcy or default of the municipal bond, a substantial downgrade in credit quality of the municipal bond, the inability of the TOB to obtain quarterly or annual renewal of the liquidity support agreement, a substantial decline in market value of the municipal bond or the inability to remarket the short-term floating rate certificates to third party investors.

The following is a summary of the Fund’s liability for trust certificates, the range of interest rates for such certificates and the aggregate value of the underlying municipal securities transferred to TOBs as of January 31, 2026, as well as the average trust certificates for the six months ended January 31, 2026:

Liability for Trust Certificates	Interest Rate or Range of Interest Rates	Underlying Municipal Bonds Transferred to TOBs	Average Trust Certificates Outstanding
$750,000	3.3%	$1,561,961	$750,000

Financial transactions executed through TOBs generally will underperform the market for fixed rate municipal bonds in a rising interest rate environment, but tend to outperform the market for fixed rate municipal bonds when interest rates decline or remain relatively stable. Should short-term interest rates rise, the Fund’s investment in TOB Residuals likely will adversely affect the Fund’s net investment income and distributions to shareholders. Fluctuations in the market value of municipal securities deposited into the TOB may adversely affect the Fund’s net asset value (“NAV”) per share. The carrying value of the Fund’s liability for Trust certificates approximates its fair value.

While the Fund’s investment policies and restrictions expressly permit investments in inverse floating rate securities such as TOB Residuals, they generally do not allow the Fund to borrow money for purposes of making investments. The Fund’s management believes that the Fund’s restrictions on borrowings do not apply to TOB transactions accounted for as secured borrowings.

(f)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

Due to the absence of a master netting agreement related to the Fund’s participation in repurchase agreements, no offsetting disclosures have been made on behalf of the Fund.

(g)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(h)	When-Issued Municipal Bonds–The Fund may purchase new issues of municipal bonds, which are generally offered on a when-issued basis. Payment and delivery may take place after customary settlement period for that security.

27

Notes to Financial Statements (unaudited)(continued)

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Fund does not pay a management fee to Lord Abbett under the management fee agreement between the Trust and Lord Abbett.

For the six months ended January 31, 2026, Lord Abbett has contractually agreed to waive all fees and to bear and/or reimburse all expenses of the Fund, but excluding acquired fund fees and expenses, brokerage fees and commissions and other portfolio transaction expenses, investment-related expenses including, but not limited to costs of borrowing money and other leveraging methods, interest-related expenses, taxes, governmental fees, expenses related to litigation and potential litigation, and extraordinary expenses. This agreement will continue in effect, unless sooner terminated by the Trust’s Board, for so long as Lord Abbett serves as the investment adviser to the Fund pursuant to the management agreement between the Trust and Lord Abbett.

One Trustee and certain of the Trust’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND TAX INFORMATION

Dividends are paid from net investment income, if any. Capital gain distributions are paid from taxable net realized gains from investments transactions, reduced by allowable capital loss carryforwards, if any. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended January 31, 2026 was as follows:

Fund	Tax-Exempt Income	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
LADS: Enhanced Municipal Yield Completion Fund	$7,286,341	$–	$–	$–	$7,286,341

The tax character of distributions paid during the fiscal year ended July 31, 2025 was as follows:

Fund	Tax-Exempt Income	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
LADS: Enhanced Municipal Yield Completion Fund	$2,580,639	$61,863	$–	$–	$2,642,502

Net capital losses recognized by the Fund may be carried forward indefinitely and retain their character as short-term and/or long-term losses. Capital losses incurred that will be carried forward are as follows:

Fund	Short-Term Losses	Long-Term Losses	Net Capital Losses
LADS: Enhanced Municipal Yield Completion Fund	$(311,976)	$(10,042)	$(322,018)

28

Notes to Financial Statements (unaudited)(continued)

As of January 31, 2026, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) for the Fund are shown below. The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable to the tax treatment of premium amortization and wash sales.

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
LADS: Enhanced Municipal Yield Completion Fund	$391,009,843	$9,027,597	$(665,131)	$8,362,466

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended January 31, 2026 were as follows:

U.S. Government Purchases	Non-U.S. Government Purchases	U.S. Government Sales	Non-U.S. Government Sales
$ –	$308,684,073	$ –	$110,244,508

6.	TRUSTEES’ REMUNERATION

The Trust’s officers and one Trustee, who are associated with Lord Abbett, do not receive any compensation from the Trust for serving in such capacities. Independent Trustees’ fees are allocated among all Lord Abbett-sponsored funds primarily based on the relative net assets of each fund. There is an equity-based plan available to all Independent Trustees under which Independent Trustees may elect to defer receipt of a portion of Trustees’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the Fund. Such amounts and earnings accrued thereon are included in Trustees’ fees in the Statements of Operations and in Trustees’ fees payable in the Statements of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7.	LINE OF CREDIT

For the period ended January 31, 2026, the Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) were party to a syndicated line of credit facility with various lenders for $1.675 billion (the “Syndicated Facility”) under which State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. The Participating Funds were subject to graduated borrowing limits of the lesser of either one-third or one-fifth of unencumbered fund net assets and $250 million, $300 million, $700 million or $1 billion, in each case based on past borrowings and likelihood of future borrowings, among other factors.

For the period ended January 31, 2026, the Participating Funds were also party to an additional uncommitted line of credit facility with SSB for $330 million (the “Bilateral Facility”). Under the Bilateral Facility, the Participating Funds were subject to graduated borrowing limits of the lesser of either one-third or one-fifth of unencumbered fund net assets and $250 million based on past borrowings and likelihood of future borrowings, among other factors.

Interest associated with these credit facilities is charged to the Fund based on its borrowings generally at an amount above the Federal Funds rate or at the negotiated rate for swing line loans. In addition, a fee computed at an annual rate of 0.20% on the daily unused portion of the

29

Notes to Financial Statements (unaudited)(continued)

Syndicated Facility which is allocated among the Participating Funds at the end of each quarter. There is no fee associated with the unused portion of the Bilateral Facility.

These credit facilities are to be used for short-term working capital purposes as additional sources of liquidity to satisfy redemptions.

For the six months ended January 31, 2026, the Fund did not utilize the Syndicated Facility or Bilateral Facility.

8.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”) certain registered open-end management investment companies managed by Lord Abbett, including the Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the funds that participate in the Interfund Lending Program to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

During the six months ended January 31, 2026, the Fund did not participate as a borrower or lender in the Interfund Lending Program.

9.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Fund’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

10.	SECURITIES LENDING AGREEMENT

The Fund has established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience a delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Any income earned from securities lending is included in Securities lending net income, if any, in the Fund’s Statement of Operations.

The initial collateral received by the Fund is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Fund will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Fund continues to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of January 31, 2026, the Fund did not have any securities on loan.

30

Notes to Financial Statements (unaudited)(continued)

11.	INVESTMENT RISKS

The Fund’s performance and the fair value of its investments will vary in response to changes in interest rates and other market factors. As interest rates rise, the Fund’s investments typically will lose value. This risk is usually greater for long-term bonds and particularly for TOB Residuals. As a result, the Fund, to the extent it invests in long-term bonds and TOB Residuals, is subject to such greater market risk. During periods of falling interest rates, the Fund’s investments may gain value.

There is the risk that an issuer of a municipal bond may fail to make timely payments of principal or interest to the Fund, a risk that is greater with municipal bonds rated below investment grade (sometimes called “lower rated bonds” or “junk bonds”). Some issuers, particularly of junk bonds, may default as to principal and/or interest payments after the Fund purchases their securities. A default, or concerns in the market about an increase in risk of default or the deterioration in the creditworthiness of an issuer, may result in losses to the Fund. Junk bonds are considered predominantly speculative by traditional investment standards. In addition, the market for lower rated municipal bonds generally is less liquid and more volatile than the market for higher rated bonds, subjecting them to greater price fluctuations which could result in losses.

The Fund may invest in private activity bonds (sometimes called “AMT paper”). The credit quality of AMT paper usually is directly related to the credit standing of the private user of the facilities.

The Fund may invest in TOB Residuals. A TOB Residual, sometimes referred to as an inverse floater or a residual interest bond, is a type of derivative debt instrument with a floating or variable interest rate that moves in the opposite direction of the interest rate on another specific fixed-rate security. Changes in 16the interest rate on the specific fixed-rate security inversely affect the residual interest paid on the TOB Residual, with the result that when interest rates rise, TOB Residuals’ interest payments are lowered and their value falls faster than securities similar to the specific fixed-rate security. When interest rates fall, not only do TOB Residuals generally provide interest payments that are higher than securities similar to the specific fixed-rate security, but their values generally also rise faster than such similar securities.

The Fund may purchase securities on a forward commitment or when-issued basis. Delivery and payment for such securities can take place a month or more after the transaction date. During this period such securities are subject to market fluctuations.

Geopolitical and other events, such as war, acts of terrorism, tariffs and other restrictions on trade, natural disasters, the spread of infectious illnesses, epidemics and pandemics, environmental and other public health issues, supply chain disruptions, inflation, recessions or other events, and governments’ reactions to such events, may lead to increased market volatility and instability in world economies and markets generally and may have adverse effects on the performance of the Fund and its investments.

A widespread health crisis, such as a global pandemic, could cause substantial market volatility, impact the ability to complete redemptions, and adversely impact Fund performance. For example, the effects to public health, business and market conditions resulting from the COVID-19 pandemic have had, and may in the future have, a significant negative impact on the performance of the Fund’s investments, including exacerbating other pre-existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

31

Notes to Financial Statements (unaudited)(concluded)

It is difficult to accurately predict or foresee when events or conditions affecting the U.S. or global financial markets, economies, and issuers may occur, the effects of such events or conditions, potential escalations or expansions of these events, possible retaliations in response to sanctions or similar actions and the duration or ultimate impact of those events. The foregoing could disrupt the operations of the Fund and its service providers, adversely affect the value and liquidity of the Fund’s investments and negatively impact the Fund’s performance and your investment in the Fund.

12.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest were as follows:

	Six Months Ended January 31, 2026 (unaudited)	Year Ended July 31, 2025
Shares sold	21,732,003	19,577,473
Reinvestment of distributions	–	25,693
Shares reacquired	(2,058,174)	(1,225,282)
Increase	19,673,829	18,377,884

32

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period.

Proxy Disclosures

There were no matters submitted to a vote of shareholders during the period.

Remuneration Paid to Trustees, Officers, and Others

Remuneration paid to trustees, officers, and others is included in “Trustees’ Remuneration” under Item 7 of this Form N-CSR.

33

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.	Lord Abbett Trust I

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Diversification Shares – Enhanced Municipal Yield Completion Fund	EMC-3 (03/26)

Item 12:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 13:	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 14:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 15:	Submission of Matters to a Vote of Security Holders. Not applicable.

Item 16:	Controls and Procedures.

(a)	The principal executive officer and principal financial & accounting officer have concluded as of a date within 90 days of the filing date of this report, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), that the design of such procedures is effective to provide reasonable assurance that material information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17:	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.
Not applicable.

Item 18:	Recovery of Erroneously Awarded Compensation.
Not applicable.

Item 19:	Exhibits.
(a)(1)	Code of Ethics. Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT TRUST I

	By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer
(Principal Executive Officer)

Date: March 27, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer
(Principal Executive Officer)

Date: March 27, 2026

	By:	/s/ Michael J. Hebert
Michael J. Hebert
Chief Financial Officer and Treasurer
(Principal Financial Officer)

Date: March 27, 2026